 As filed with the Securities and Exchange Commission on August 27, 1999.

                                             1933 Act Registration No. 333-14725
                                             1940 Act Registration No. 811-07873
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   Form N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No.  6    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No.  6                   [X]

                        (Check appropriate box or boxes)

                                ----------------

                        Nuveen Flagship Municipal Trust
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                With a copy to:
        President and Secretary                     Thomas S. Harman
         333 West Wacker Drive                Morgan, Lewis & Bockius LLP
        Chicago, Illinois 60606                    1800 M Street, NW
(Name and Address of Agent for Service)           Washington, DC 20036


It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant        [_] on (date) pursuant to paragraph
    to paragraph (b)                            (a)(1)

[_] on                  pursuant to         [_] 75 days after filing pursuant
    paragraph (b)                               to paragraph (a)(2)

[_] 60 days after filing pursuant to        [_] on (date) pursuant to paragraph
    paragraph (a)(1)                            (a)(2) of Rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PART A--PROSPECTUS

                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                                    August 27, 1999   Prospectus

                                                                          NUVEEN
                                                                    Mutual Funds


                          Nuveen Municipal Bond Funds


[PICTURE APPEARS HERE]



Dependable, tax-free
income to help
you keep more
of what you earn.


Municipal Bond

Insured Municipal Bond

All-American

Intermediate

Limited Term

Featuring Portfolio Management By Nuveen Investment Advisory Services
                                     A Premier Adviser(SM) for Income Investing

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                               Table of Contents
Section 1  The Funds
This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                    1
Nuveen Municipal Bond Fund                                      2
Nuveen Insured Municipal Bond Fund                              4
Nuveen Flagship All-American Municipal Bond Fund                6
Nuveen Flagship Intermediate Municipal Bond Fund                8
Nuveen Flagship Limited Term Municipal Bond Fund               10

Section 2  How We Manage Your Money
This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                          12
What Securities We Invest In                                   13
How We Select Investments                                      15
What the Risks Are                                             15
How We Manage Risk                                             16

Section 3  How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                    17
How to Reduce Your Sales Charge                                19
How to Buy Shares                                              19
Systematic Investing                                           20
Systematic Withdrawal                                          21
Special Services                                               21
How to Sell Shares                                             22

Section 4  General Information
This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                             24
Distribution and Service Plans                                 25
Net Asset Value                                                26
Fund Service Providers                                         26
Year 2000                                                      27

Section 5  Financial Highlights
This section provides the funds' financial performance
for the past five years.                                       28

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

Investment Strategy

Risks

Fees, Charges
and Expenses

Shareholder
Instructions

Performance and
Current Portfolio
Information

                                                             August 27, 1999

Section 1  The Funds


    Nuveen Municipal Bond Fund
    Nuveen Insured Municipal Bond Fund
    Nuveen Flagship All-American Municipal Bond Fund
    Nuveen Flagship Intermediate Municipal Bond Fund
    Nuveen Flagship Limited Term Municipal Bond Fund


Introduction

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.




--------------------------------------------------------------------------------
 NOT FDIC OR GOVERNMENT INSURED       MAY LOSE VALUE         NO BANK GUARANTEE
--------------------------------------------------------------------------------

                                                          Section 1  The Funds 1

                          Nuveen Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 .  Pursue long-term growth;

 .  Invest through an IRA or 401(k) plan;

 .  Avoid fluctuations in share price.


How the Fund Has Performed


The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

                           [BAR CHART APPEARS HERE]

1989    1990    1991    1992    1993    1994    1995    1996     1997    1998
10.6%   6.0%    11.1%   8.2%    8.3%    (2.1)%  15.0%   4.0%     8.5%    8.0%


During the ten years ending December 31, 1998, the highest and lowest quarterly returns were 5.92% and -3.20%, respectively for the quarters ending 6/30/89 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year average annual return table does.

                                          Average Annual Total Returns for
                                       the Periods Ending December 31, 1998
                                       ------------------------------------

 Class                                  1 Year      5 Year           10 Year
------------------------------------------------------------------------------
Class A (Offer)                         1.48%       5.30%             7.04%
Class B                                 1.16%       5.31%             6.90%
Class C                                 5.47%       5.48%             6.74%
Class R                                 6.14%       6.44%             7.76%
LB Market
 Benchmark/2/                           6.48%       6.22%             8.22%
Lipper
 Peer Group/3/                          5.64%       5.70%             7.75%

2 Section 1   The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/

Paid Directly From Your Investment


Share Class                                 A           B        C       R/5/
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                             4.20%/6/      None     None     None
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends                    None        None     None     None
-------------------------------------------------------------------------------
Exchange Fees                              None        None     None     None
-------------------------------------------------------------------------------
Deferred Sales Charge/7/                   None/8/     5%/9/    1%/10/   None
-------------------------------------------------------------------------------


 Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                                       A       B        C       R
-------------------------------------------------------------------------------
Management Fees                                 .45%    .45%     .45%     .45%
-------------------------------------------------------------------------------
12b-1 Distribution and Service Fees             .20%    .95%     .75%      --%
-------------------------------------------------------------------------------
Other Expenses                                  .12%    .12%     .12%     .12%
-------------------------------------------------------------------------------
Total Operating Expenses                        .77%   1.52%    1.32%     .57%
-------------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

                         Redemption                 No Redemption

Share Class      A       B       C      R      A       B       C      R
-------------------------------------------------------------------------------
1 Year         $  495  $  551  $  134  $ 58  $  495  $  155  $  134  $ 58
-------------------------------------------------------------------------------
3 Years        $  656  $  800  $  418  $183  $  656  $  480  $  418  $183
-------------------------------------------------------------------------------
5 Years        $  830  $  944  $  723  $318  $  830  $  829  $  723  $318
-------------------------------------------------------------------------------
10 Years       $1,334  $1,610  $1,590  $714  $1,334  $1,610  $1,590  $714
-------------------------------------------------------------------------------

1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was -1.02%.


How the Fund Is Invested (as of 4/30/99)

Portfolio Statistics

Effective Maturity                                17.44 years
-------------------------------------------------------------
Average Effective Duration                         5.99
-------------------------------------------------------------
Weighted Average Credit Quality                     AA+
-------------------------------------------------------------
Number of Issues                                    206
-------------------------------------------------------------


Credit Quality

AAA/U.S. Guaranteed                                  44%
--------------------------------------------------------
AA                                                   34%
--------------------------------------------------------
A                                                    13%
--------------------------------------------------------
BBB/NR                                                9%
--------------------------------------------------------


Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Water/Sewer                                 (9%)
U.S. Guaranteed                            (15%)
Health Care                                (18%)
Tax Obligation/ Limited                     (9%)
Other                                      (26%)
Utilities                                  (23%)

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.   As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10.  Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1  The Funds  3

                      Nuveen Insured Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 .  Pursue long-term growth;

 .  Invest through an IRA or 401(k) plan;

 .  Avoid fluctuations in share price.


How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/

                           [BAR CHART APPEARS HERE]

1989      1990      1991      1992      1993      1994      1995      1996      1997      1998
10.3      6.5       12.5      9.4       13.2      (6.4)     19.0      3.2       8.3       5.7


During the ten years ending December 31, 1998, the highest and lowest quarterly returns were 7.71% and -6.39%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year average annual return table does.

                              Average Annual Total Returns for
                            the Periods Ending December 31, 1998
                            ------------------------------------
Class                            1 Year      5 Year      10 Year
----------------------------------------------------------------
Class A (Offer)                  1.29%       4.74%         7.51%
Class B                          0.95%       4.67%         7.34%
Class C                          5.08%       4.82%         7.14%
Class R                          5.93%       5.83%         8.19%
----------------------------------------------------------------
LB Market
  Benchmark/2/                   6.48%       6.22%         8.22%
Lipper Peer
  Group/3/                       5.33%       5.33%         7.42%

4 Section 1   The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                                A           B        C      R/5/
----------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                              4.20%/6/     None   None     None
----------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends                    None        None   None     None
----------------------------------------------------------------------------
Exchange Fees                              None        None   None     None
----------------------------------------------------------------------------
Deferred Sales Charge/7/                   None/8/     5%/9/  1%/10/   None
----------------------------------------------------------------------------

 Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                                A           B       C      R
----------------------------------------------------------------------------
Management Fees                           .48%     .48%      .48%   .48%
----------------------------------------------------------------------------
12b-1 Distribution and Service Fees       .20%     .95%      .75%    --%
----------------------------------------------------------------------------
Other Expenses                            .13%     .13%      .13%   .14%
----------------------------------------------------------------------------
Total Operating Expenses                  .81%    1.56%     1.36%   .62%
----------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

                         Redemption                 No Redemption

Share Class      A       B       C      R      A       B       C      R
--------------------------------------------------------------------------
1 Year         $  499  $  554  $  138  $ 63  $  499  $  159  $  138  $ 63
--------------------------------------------------------------------------
3 Years        $  668  $  812  $  431  $199  $  668  $  493  $  431  $199
--------------------------------------------------------------------------
5 Years        $  851  $  965  $  745  $346  $  851  $  850  $  745  $346
--------------------------------------------------------------------------
10 Years       $1,380  $1,655  $1,635  $774  $1,380  $1,655  $1,635  $774
--------------------------------------------------------------------------

1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was -1.10%.

How the Fund Is Invested (as of 4/30/99)

Portfolio Statistics

Effective Maturity                     18.10 years
--------------------------------------------------
Average Effective Duration              6.26
--------------------------------------------------
Weighted Average Credit Quality          AAA
--------------------------------------------------
Number of Issues                         181
--------------------------------------------------


Credit Quality

Insured                                   68%
--------------------------------------------------
Insured and U.S. Guaranteed               29%
--------------------------------------------------
U.S. Guaranteed                            3%
--------------------------------------------------

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]

Health Care                    (15%)
Other                          (23%)
Tax Obligation General         (11%)
Utilities                      (10%)
Housing/Single Family           (9%)
U.S. Guaranteed                (32%)


2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper National Insured Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.   As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10.  Class C shares redeemed within one year of purchase are subject to a 1%
     CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                          Section 1  The Funds 5

               Nuveen Flagship All-American Municipal Bond Fund

Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
 .  Earn regular monthly tax-free dividends;
 .  Preserve investment capital over time;
 .  Reduce taxes on investment income;
 . Set aside money systematically for retirement, estate planning or college funding.
You should not invest in this fund if you seek to:
 .  Pursue long-term growth;
 .  Invest through an IRA or 401(k) plan;
 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/
                           [BAR CHART APPEARS HERE]

                            Class A Annual Returns
1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
11.6%  5.8%   14.5%  10.5%  14.4%  (5.9%) 17.5%  4.8%   10.8%  5.9%


During the ten years ending December 31, 1998, the highest and lowest quarterly returns were 6.84% and -5.54%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year average annual return table does.

                           Average Annual Total Returns for
                         the Periods Ending December 31, 1998
                         ------------------------------------

Class                     1 Year         5 Year       10 Year
-------------------------------------------------------------
Class A (Offer)            1.49%          5.43%         8.33%
Class B                    1.25%          5.55%         8.32%
Class C                    5.39%          5.78%         8.20%
Class R                    6.24%          6.45%         8.85%
-------------------------------------------------------------
LB Market
 Benchmark2                6.48%          6.22%         8.22%
Lipper Peer
 Group3                    5.64%          5.70%         7.75%

6   Section 1  The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                       A          B         C       R/5/
------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                      4.20%/6/   None     None    None
------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends            None      None     None    None
------------------------------------------------------------------
Exchange Fees                      None      None     None    None
------------------------------------------------------------------
Deferred Sales Charge/7/           None/8/   5%/8/    1%/10/  None

 Annual Fund Operating Expenses/11/

Paid From Fund Assets

Share Class                              A        B        C       R
----------------------------------------------------------------------
Management Fees                        .49%       .49%    .49%    .49%
----------------------------------------------------------------------
12b-1 Distribution and Service Fees    .20%       .95%    .75%     --%
----------------------------------------------------------------------
Other Expenses                         .12%       .11%    .12%    .13%
----------------------------------------------------------------------
Total Operating Expense-Gross+         .81%      1.55%   1.36%    .62%
----------------------------------------------------------------------
      After Expense Reimbursements
      ----------------------------
      Expense Reimbursements          (.01%)       (.01%)  (.01%)  (.01%)
      ------------------------------------------------------------------
      Total Operating Expenses--Net    .80%        1.54%   1.35%    .61%
      ------------------------------------------------------------------


 Reflects a voluntary expense limitation by the fund's investment adviser which may be modified or discontinued at any time.

The following example is intended to help you compare the cost of investing in other Mutual fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

                          Redemption                 No Redemption
 Share Class     A       B       C      R      A       B       C      R
-------------------------------------------------------------------------
1 Year         $  499  $  553  $  138  $ 63  $  499  $  158  $  138  $ 63
-------------------------------------------------------------------------
3 Years        $  668  $  809  $  431  $199  $  668  $  490  $  431  $199
-------------------------------------------------------------------------
5 Years        $  851  $  960  $  745  $346  $  851  $  845  $  745  $346
-------------------------------------------------------------------------
10 Years       $1,380  $1,646  $1,635  $774  $1,380  $1,646  $1,635  $774

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted in the case of Classes B and

How the Fund Is Invested (as of 4/30/99)

Portfolio Statistics

Effective Maturity                           21.47 years
--------------------------------------------------------
Average Effective Duration                          8.34
--------------------------------------------------------
Weighted Average Credit Quality                       A+
--------------------------------------------------------
Number of Issues                                     194
--------------------------------------------------------

Credit Quality

AAA/U.S. Guaranteed                                  33%
--------------------------------------------------------
AA                                                   10%
--------------------------------------------------------
A                                                    13%
--------------------------------------------------------
BBB/NR                                               44%
--------------------------------------------------------

                           [PIE CHART APPEARS HERE]

U.S.Guaranteed                                      (14%)
Health Care                                         (13%)
Education and Civic Organizations                    (9%)
Transportation                                      (13%)
Utilities                                           (20%)
Other                                               (31%)


   C for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was -1.33%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7. As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

10 Class C shares redeemed within one year of purchase are subject to a 1%
   CDSC.

11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.


                                                         Section 1  The Funds  7

               Nuveen Flagship Intermediate Municipal Bond Fund

Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued intermediate-term municipal bonds that offer potentially above-average total return.


The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
 .  Earn regular monthly tax-free dividends;
 .  Preserve investment capital over time;
 .  Reduce taxes on investment income;
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 .  Pursue long-term growth;
 .  Invest through an IRA or 401(k) plan;
 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past six years as well as annualized fund and index returns for the one- and five-year and since inception periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past six years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.

Total Returns/1/

                           [BAR CHART APPEARS HERE]

                            Class A Annual Returns
1993     1994      1995      1996     1997     1998
14.0%    (4.8%)     15.6%     4.3%     9.6%     5.8%


During the six years ending December 31, 1998, the highest and lowest quarterly returns were 5.36% and -4.26%, respectively for the quarters ending 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1- and 5-year and since inception average annual return table does.

                                    Average Annual Total Returns for
                                  the Periods Ending December 31, 1998
                                  ------------------------------------
Class                                1 Year       5 Year     Inception
----------------------------------------------------------------------
Class A (Offer)                      2.60%        5.24%        6.85%
Class C                              5.29%        5.32%        6.80%
Class R                              6.04%        5.94%        7.41%
----------------------------------------------------------------------
LB Market
 Benchmark/2/                        6.23%        5.79%        6.56%
Lipper Peer
 Group/3/                            5.62%        5.13%        5.95%

8   Section 1  The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                          A            C            R/5/
------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                         3.0%/6/     None         None
------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends              None        None         None
------------------------------------------------------------------
Exchange Fees                        None        None         None
------------------------------------------------------------------
Deferred Sales Charge/7/             None8       1%/9/        None
------------------------------------------------------------------

Annual Fund Operating Expenses/10/

Paid From Fund Assets

Share Class                          A            C             R
-------------------------------------------------------------------
Management Fees                      .50%         .50%         .50%
-------------------------------------------------------------------
12b-1 Distribution and Service Fees  .20%         .75%           -%
-------------------------------------------------------------------
Other Expenses                       .28%         .26%         .28%
-------------------------------------------------------------------
Total Operating Expenses-Gross       .98%        1.51%         .78%
-------------------------------------------------------------------
   After Expense Reimbursements
   Expense Reimbursements           (.14%)       (.15%)       (.14%)
-------------------------------------------------------------------
   Total Operating ExpensesNet       .84%        1.36%         .64%
-------------------------------------------------------------------

Reflects a voluntary expense limitation by the fund's investment adviser which may be modified or discontinued at any time.


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

                     Redemption          No Redemption
Share Class     A       C       R      A       C       R
-----------------------------------------------------------
1 Year         $  397  $  154   $ 80  $  397  $  154   $ 80
-----------------------------------------------------------
3 Years        $  603  $  477   $249  $  603  $  477   $249
-----------------------------------------------------------
5 Years        $  825  $  824   $433  $  825  $  824   $433
-----------------------------------------------------------
10 Years       $1,465  $1,802   $966  $1,465  $1,802   $966
-----------------------------------------------------------

How the Fund Is Invested (as of 4/30/99)

Portfolio Statistics

Effective Maturity                               9.06 years
-----------------------------------------------------------
Average Effective Duration                             7.16
-----------------------------------------------------------
Weighted Average Credit Quality                          A+
-----------------------------------------------------------
Number of Issues                                        110

Credit Quality

AAA/U.S. Guaranteed                                     36%
-----------------------------------------------------------
AA                                                       6%
-----------------------------------------------------------
A                                                       17%
-----------------------------------------------------------
BBB/NR                                                  41%

Industry Diversification (Top 5)

                           [PIE CHART APPEARS HERE]

Tax Obligation/Limited                (14%)
Health Care                           (20%)
Tax Obligation/General                (12%)
Transportation                        (16%)
Utilities                             (11%)
Other                                 (27%)


1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted in the case of Class C for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was -1.93%.

2. Market Benchmark returns reflect the performance of the Lehman Brothers 7 year Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper Intermediate Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7. As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

10.Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.


                                                          Section 1  The Funds 9

               Nuveen Flagship Limited Term Municipal Bond Fund

Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued limited-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
 .  Earn regular monthly tax-free dividends;
 .  Preserve investment capital over time;
 .  Reduce taxes on investment income;
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 .  Pursue long-term growth;
 .  Invest through an IRA or 401(k) plan;
 .  Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ending December 31, 1998. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/
                           [BAR CHART APPEARS HERE]

                            Class A Annual Returns
1989     1990     1991     1992     1993     1994     1995     1996     1997     1998
8.1%     6.6%     10.0%    8.7%     9.1%     (1.9%)   10.3%    4.1%     6.9%     5.0%

During the ten years ending December 31, 1998, the highest and lowest quarterly returns were 3.83% and -2.34%, respectively for the quarters ending 6/30/89 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the 1-, 5- and 10-year average annual return table does.

                                Average Annual Total Returns for
                             the Periods Ending December 31, 1998
                           -----------------------------------------
Class                          1 Year        5 Year         10 Year
--------------------------------------------------------------------
Class A (Offer)                2.35%         4.26%           6.36%
Class C                        4.63%         4.44%           6.29%
Class R                        5.20%         4.83%           6.64%
--------------------------------------------------------------------
LB Market
 Benchmark/2/                  5.85%         5.28%           7.08%
Lipper Peer
 Group/3/                      4.55%         4.22%           5.80%

10 Section 1  The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

Share Class                                     A           C         R/5/
---------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases                                  2.5%/6/     None       None
---------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Reinvested Dividends                       None        None       None
---------------------------------------------------------------------------
Exchange Fees                                 None        None       None
---------------------------------------------------------------------------
Deferred Sales Charge/7/                      None/8/      1%/9/     None
---------------------------------------------------------------------------

Annual Fund Operating Expenses/10/

Paid From Fund Assets

Share Class                                     A           C          R
---------------------------------------------------------------------------
Management Fees                               .43%        .43%      .43%
---------------------------------------------------------------------------
12b-1 Distribution and Service Fees           .20%        .55%       --%
---------------------------------------------------------------------------
Other Expenses                                .14%        .14%      .14%
---------------------------------------------------------------------------
Total Operating Expenses                      .77%       1.12%      .57%
---------------------------------------------------------------------------

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

                     Redemption          No Redemption
Share Class      A        C      R      A       C      R
-----------------------------------------------------------
1 Year         $  327   $  114  $ 58  $  327  $  114  $ 58
-----------------------------------------------------------
3 Years        $  490   $  356  $183  $  490  $  356  $183
-----------------------------------------------------------
5 Years        $  667   $  617  $318  $  667  $  617  $318
-----------------------------------------------------------
10 Years       $1,180   $1,363  $714  $1,180  $1,363  $714

1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted in the case of Class C for the differences in fees between the classes (see "What are the Costs of Investing?"). The year-to-date return as of 6/30/99 was -.27%.

Portfolio Statistics

Effective Maturity                 4.97 years
-----------------------------------------------
Average Effective Duration               4.61
-----------------------------------------------
Weighted Average Credit Quality            A+
-----------------------------------------------
Number of Issues                          277
-----------------------------------------------

Credit Quality

AAA/U.S. Guaranteed                       37%
-----------------------------------------------
AA                                         6%
-----------------------------------------------
A                                         23%
-----------------------------------------------
BBB/NR                                    34%
-----------------------------------------------

Industry Diversification (Top 5)

                           [PIE CHART APPEARS HERE]

Health Care                             (17%)
Utilities                               (22%)
Education and Civic Organizations       (13%)
U.S. Guaranteed                          (9%)
Tax Obligation/Limited                   (9%)
Other                                   (30%)

2. Market Benchmark returns reflect the performance of the Lehman Brothers 5 year Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper National Short Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

7.  As a percentage of lesser of purchase price or redemption proceeds.

8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9.  Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                         Section 1 The Funds  11

Section 2  How We Manage Your Money

To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

Who Manages the Funds

Nuveen Investment Advisory Services provides advisory and investment management services to a broad range of clients. Nuveen Investment Advisory Services is comprised of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp., both of which are wholly-owned subsidiaries of John Nuveen & Co. Incorporated (Nuveen). Nuveen Advisory Corp. (Nuveen Advisory) is the funds' investment adviser and as such is responsible for the selection and on-going monitoring of the securities in the funds' portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory is located at 333 West Wacker Drive, Chicago, IL 60606. For providing these services, Nuveen Advisory is paid an annual management fee. For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

Nuveen Municipal Bond Fund                                  .45%
Nuveen Insured Municipal Bond Fund                          .48%
Nuveen Flagship All-American Municipal Bond Fund            .49%
Nuveen Flagship Intermediate Municipal Bond Fund            .50%
Nuveen Flagship Limited Term Municipal Bond Fund            .43%

Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today, we offer a broad range of quality investments designed for individuals seeking to build and maintain wealth. Nuveen is the sponsor and principal underwriter of the funds' shares and has sponsored or underwritten more than $60 billion of investment company securities. Nuveen and its affiliates have approximately $55 billion in assets under management.

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Thomas C. Spalding is the portfolio manager for the Municipal Bond Fund. Mr. Spalding has managed the fund since 1976 and has been a Vice President of Nuveen Advisory since 1978. Steven J. Krupa is the portfolio manager for the Insured Fund. Mr. Krupa has managed the fund since

12  Section 2  How We Manage Your Money

1994 and has been a Vice President of Nuveen Advisory since 1990. Richard Huber is the portfolio manager for the All-American Fund and the Limited Term Fund. Mr. Huber has managed the funds since 1995 and since 1987, had been an employee of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Paul Brennan is the portfolio manager for the Intermediate Fund. Mr. Brennan has managed or co-managed the fund since September 1995 and since 1991 had been an employee of Flagship Financial Inc., the fund's prior investment adviser, until becoming an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997.

What Securities We Invest In

Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax.

States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative

                                         Section 2  How We Manage Your Money  13
to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

Quality Municipal Bonds

The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund except the Insured Municipal Bond Fund will invest at least 80% of its net assets in investment-grade quality municipal bonds. The Insured Municipal Bond Fund will invest at least 65% of its net assets in insured municipal bonds, and will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by U.S. Government-backed securities.

Portfolio Maturity

Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The Intermediate Fund maintains a weighted average portfolio maturity of 5 to 10 years. All of the other funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years.

Insurance

The Insured Municipal Bond Fund primarily purchases insured municipal bonds. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

Portfolio insurance policies are effective only so long as the fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies currently include MBIA Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance, Inc. and Financial Guaranty Insurance Company. The fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's or S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

The Insured Municipal Bond Fund can invest up to 20% of its net assets in uninsured municipal bonds that are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.

14  Section 2  How We Manage Your Money

Short-term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

Delayed-Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

How We Select Investments

Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

Portfolio Turnover

A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

What the Risks Are

Risk is inherent in all investing. Investing in a mutual fund -- even the most conservative -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates.

                                         Section 2  How We Manage Your Money  15

Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate.

Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions, or possibly due to Year 2000 issues.

Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.

How We Manage Risk

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

The Insured Fund also limits investment risk by primarily buying insured municipal bonds.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

 . 5% in securities of any one issuer (except for U.S. Government securities or for 25% of each fund's total assets).

 .  25% in any one industry such as electric utilities or health care.

 .  10% in borrowings (33% if used to meet redemptions).

Hedging and Other Defensive Investment Strategies

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.


16 Section 2   How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial adviser can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.

What Share Classes We Offer

Class A Shares
You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% which compensates your financial adviser for providing ongoing service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for Municipal Bond Fund, Insured Municipal Bond Fund, and All-American Municipal Bond Fund is as follows:


                                                                                                               Authorized Dealer
                                                              Sales Charge as % of     Sales Charge as % of    Commission as % of
Amount of Purchase                                            Public Offering Price    Net Amount Invested     Public Offering Price
Less than $50,000                                                   4.20%                  4.38%                   3.70%
-----------------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                                      4.00%                  4.18%                   3.50%
-----------------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                     3.50%                  3.63%                   3.00%
-----------------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                     2.50%                  2.56%                   2.00%
-----------------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                   2.00%                  2.04%                   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
$1,000,000 and over                                                 --1                     --                     1.00%1
-----------------------------------------------------------------------------------------------------------------------------------


The up-front Class A sales charge for the Intermediate Fund is as follows:

                                                                                                             Authorized Dealer
                                                              Sales Charge as % of    Sales Charge as % of   Commission as % of
Amount of Purchase                                            Public Offering Price   Net Amount Invested    Public Offering Price
Less than $50,000                                                      3.00%                  3.09%                   2.50%
-----------------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                                         2.50%                  2.56%                   2.00%
-----------------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                        2.00%                  2.04%                   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                        1.50%                  1.52%                   1.25%
-----------------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                      1.25%                  1.27%                   1.00%
-----------------------------------------------------------------------------------------------------------------------------------
$1,000,000 and over                                                    --/1/                    --                    0.75%/1/
-----------------------------------------------------------------------------------------------------------------------------------


                                    Section 3 How You Can Buy and Sell Shares 17

The up-front Class A sales charge for the Limited Term Fund is as follows:

                                                                                                             Authorized Dealer
                                                              Sales Charge as % of    Sales Charge as % of   Commission as % of
Amount of Purchase                                            Public Offering Price   Net Amount Invested    Public Offering Price
Less than $50,000                                                     2.50%                  2.56%                   2.00%
-----------------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                                        2.00%                  2.04%                   1.60%
-----------------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                       1.50%                  1.52%                   1.20%
-----------------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                       1.25%                  1.27%                   1.00%
-----------------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                     0.75%                  0.76%                   0.60%
-----------------------------------------------------------------------------------------------------------------------------------
$1,000,000 and over                                                   --/1/                     --                   0.50%/1/
-----------------------------------------------------------------------------------------------------------------------------------


1. You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a CDSC of 1% (0.75% and 0.50%, respectively, for the Intermediate and Limited Term funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial adviser has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily assets. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. Nuveen retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial adviser a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Intermediate Fund and the Limited Term Fund do not currently offer Class B shares.

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


Years Since Purchase  0-1       1-2       2-3        3-4       4-5       5-6

CDSC                    5%        4%        4%         3%        2%        1%
--------------------------------------------------------------------------------
Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% (.55% for the Limited Term Fund). The annual .20% service fee compensates your financial adviser for providing ongoing service to you. Nuveen retains the service and distribution fees on accounts with no authorized dealer of record. The annual .55% (.35% for the Limited Term Fund) distribution fee reimburses Nuveen for paying your

18 Section 3 How You can Buy and Sell Shares financial adviser an ongoing sales commission. Nuveen advances the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

Class R Shares

You may purchase Class R shares only under limited circumstances, at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower ongoing expenses than the other classes.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge                    Class A Sales Charge                      Class R Eligibility
Reductions                              Waivers
 .  Rights of accumulation               .  Nuveen Defined Portfolio or            .  Certain employees and directors of
                                           Exchange-Traded Fund reinvestment         of Nuveen or employees of authorized dealers

 .  Letter of intent                     .  Certain employees and directors of     .  Bank trust departments
                                           Nuveen or employees of authorized
                                           dealers

 .  Group purchase                       .  Bank trust departments

In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial adviser or by calling (800) 257-8787. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

Through a Financial Adviser

You may buy shares through your financial adviser, who can handle all the details for you, including opening a new account. Financial advisers

                                    Section 3 How You Can Buy and Sell Shares 19
can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisers are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial adviser, call (800) 257-8787 and Nuveen can refer you to one in your area.

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. No third party checks will be accepted.


Investment Minimums

The minimum initial investment is $3,000 ($50 if you establish a systematic investment plan). Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or directly from your paycheck. To invest directly from your paycheck, contact your financial adviser or call Nuveen at (800) 257-8787. Systematic investing may also make you eligible for reduced sales charges.

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                           [LINE CHART APPEARS HERE]


20 Section 3 How You Can Buy and Sell Shares

One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

Systematic Investment Plan

You can make regular investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account. You can stop the withdrawals at any time. There is no charge for this plan.

Payroll Direct Deposit Plan

You can, with your employer's consent, make regular investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct this amount automatically from your paycheck. You can stop the deductions at any time. There is no charge for this plan.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Special Services

Exchanging Shares

You may exchange fund shares into an identically registered account at any time for an appropriate class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax adviser about the tax consequences of exchanging your shares.

                                 Section 3 How You Can Buy and Sell Shares   21

Fund Direct(SM)

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial adviser can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

How to Sell Shares

You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Through Your Financial Adviser

You may sell your shares through your financial adviser who can prepare the necessary documentation. Your financial adviser may charge for this.

By Telephone

If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.


An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.

22  Section 3 How You Can Buy and Sell Shares

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. Your request must include the following information:

 .  The fund's name;

 .  Your name and account number;

 .  The dollar or share amount you wish to redeem;

 .  The signature of each owner exactly as it appears on the account;

 . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

 . The address where you want your redemption proceeds sent (if other than the address of record);

 .  Any certificates you have for the shares; and

 .  Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by a fund. A notary public cannot provide a signature guarantee.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                 Section 3 How You Can Buy and Sell Shares    23

Section 4 General Information

     To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

Dividends, Distributions and Taxes

The funds pay tax-free dividends monthly. In the very unlikely event that the funds realize capital gains or ordinary income subject to regular federal income tax, the funds will pay any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, payable the first business day of the following month.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial adviser or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

Because the funds invest primarily in municipal bonds, the regular monthly dividends you receive will be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

Although very unlikely, the funds, from time to time, may distribute taxable income or capital gains. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly at the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

If you receive social security or railroad retirement benefits, you should consult your tax adviser about how an investment in the fund may affect the federal taxation of your benefits.


24  Section 4 General Information

Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 31%.

Please consult the Statement of Additional Information and your tax adviser for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

Taxable Equivalent Yields

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                     Taxable Equivalent Of Tax-Free Yields
-----------------------------------------------------------------------------
                   Tax-Free Yield
Tax Rate         4.00%        4.50%       5.00%       5.50%      6.00%
-----------------------------------------------------------------------------
28.0%            5.56%        6.25%       6.94%       7.64%      8.33%
-----------------------------------------------------------------------------
31.0%            5.80%        6.52%       7.25%       7.97%      8.70%
-----------------------------------------------------------------------------
36.0%            6.25%        7.03%       7.81%       8.59%      9.37%
-----------------------------------------------------------------------------
39.6%            6.62%        7.45%       8.28%       9.11%      9.93%
-----------------------------------------------------------------------------

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax adviser.

Distribution and Service Plans

Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and


                                               Section 4 General Information  25
maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.

Net Asset Value

The price you pay for your shares is based on the fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

Fund Service Providers

The custodian of the assets of the funds is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

26 Section 4 General Information

Year 2000

The funds' service providers rely on computer systems to manage the fund's investments, process shareholder transactions and provide shareholder account maintenance. Because of the way computers historically have stored dates, some of these systems currently may not be able to correctly process activity occurring in the year 2000. Nuveen is working with the funds' service providers to adapt their systems to address this issue. Nuveen and the funds expect that the necessary work will be completed on a timely basis, although there can be no assurance of this.


Year 2000 issues may affect the ability of issuers to meet their interest and principal payment obligations to their bond holders, and may adversely affect the bonds' credit ratings and values. Municipal issuers may have greater Year 2000 risks than other issuers. Nuveen Advisory is requesting information from municipal issuers so that Nuveen Advisory can take the issuers' Year 2000 readiness, if made available, into account in making investment decisions. There can be no assurance that issuers will provide this information to Nuveen Advisory, or that issuers will begin or complete the work necessary to address any Year 2000 issues on a timely basis. Generally, higher rated fixed-income securities carry less credit risk than lower rated fixed-income securities.


                                               Section 4 General Information  27

Section 5  Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the SAI and annual report, which is available upon request.

Nuveen Municipal Bond Fund

                             Investment Operations                                   Less Distributions
                         ---------------------------------------       ----------------------------------------------------

Class
(Inception
Date)

                                                             Net
                                                        Realized
                                                             and                                            Ending
Year                         Beginning         Net    Unrealized                     Net                        Net
Ended                        Net Asset  Investment    Investment              Investment  Capital             Asset       Total
April 30,                        Value  Income (a)    Gain (Loss)       Total     Income    Gains    Total    Value  Return (b)
-------------------------------------------------------------------------------------------------------------------------------
Class A (6/95)

   1999                          $9.46        $.45         $ .13        $ .58     $(.45)   $(.02)   $(.47)   $9.57        6.28%
   1998                           9.14         .46           .35          .81      (.46)    (.03)    (.49)    9.46        9.00
   1997 (c)                       9.24         .08          (.10)        (.02)     (.08)      --     (.08)    9.14        (.23)
   1997 (d)                       9.28         .48            --          .48      (.47)    (.05)    (.52)    9.24        5.26
   1996 (e)                       9.15         .34           .14          .48      (.32)    (.03)    (.35)    9.28        5.33

Class B (2/97)

   1999                           9.46         .38           .13          .51      (.38)    (.02)    (.40)    9.57        5.49
   1998                           9.15         .38           .35          .73      (.39)    (.03)    (.42)    9.46        8.09
   1997 (c)                       9.24         .09          (.11)        (.02)     (.07)      --     (.07)    9.15        (.25)
   1997 (e)                       9.23         .03           .01          .04      (.03)      --     (.03)    9.24         .47

Class C (6/95)

   1999                           9.44         .40           .15          .55      (.40)    (.02)    (.42)    9.57        5.91
   1998                           9.14         .40           .34          .74      (.41)    (.03)    (.44)    9.44        8.20
   1997 (c)                       9.23         .07          (.09)        (.02)     (.07)      --     (.07)    9.14        (.21)
   1997 (d)                       9.26         .42            --          .42      (.40)    (.05)    (.45)    9.23        4.64
   1996 (e)                       9.15         .29           .13          .42      (.28)    (.03)    (.31)    9.26        4.59

Class R (11/76)

   1999                           9.46         .47           .14          .61      (.47)    (.02)    (.49)    9.58        6.59
   1998                           9.15         .48           .34          .82      (.48)    (.03)    (.51)    9.46        9.09
   1997 (c)                       9.24         .08          (.09)        (.01)     (.08)      --     (.08)    9.15        (.09)
   1997 (d)                       9.28         .49           .01          .50      (.49)    (.05)    (.54)    9.24        5.53
   1996 (d)                       9.00         .51           .31          .82      (.51)    (.03)    (.54)    9.28        9.31
   1995 (d)                       9.28         .52          (.21)         .31      (.51)    (.08)    (.59)    9.00        3.60

                               Ratios/Supplemental Data
                            --------------------------------------------------

Class
(Inception
Date)
                                                      Ratio of Net
                                             Ratio of   Investment
                             Ending          Expenses       Income
                                Net        to Average   to Average   Portfolio
                             Assets               Net          Net    Turnover
                               (000)       Assets (a)    Assets(a)        Rate
------------------------------------------------------------------------------
Class A (6/95)

   1999                  $  120,418               .77%       4.71%         12%
   1998                      97,029               .80        4.83%         10
   1997 (c)                  70,331               .77*       5.13*          2
   1997 (d)                  68,204               .81        5.11          12
   1996 (e)                  37,089               .83*       5.14*         17

Class B (2/97)

   1999                      10,086              1.52        3.96          12
   1998                       4,136              1.56        4.05          10
   1997 (c)                     468              1.53*       4.39*          2
   1997 (e)                      43              1.51*       5.23*         12

Class C (6/95)

   1999                       7,191              1.32        4.15          12
   1998                       4,886              1.35        4.29          10
   1997 (c)                   5,360              1.32*       4.58*          2
   1997 (d)                   5,039              1.54        4.37          12
   1996 (e)                   1,915              1.58*       4.39*         17

Class R (11/76)

   1999                   2,834,016               .57        4.90          12
   1998                   2,818,442               .60        5.04          10
   1997 (c)               2,774,648               .57*       5.33*          2
   1997 (d)               2,818,214               .57        5.35          12
   1996 (d)               2,878,641               .59        5.53          17
   1995 (d)               2,741,178               .59        5.79          17


  *  Annualized.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)  For the two months ended April 30.
(d)  For the fiscal year ended February 28/29.
(e)  From commencement of class operations as noted through February 28/29.

   28 Section 5 Financial Highlights

Nuveen Insured Municipal Bond Fund


                                       Investment Operations             Less Distributions
                                ----------------------------------  -----------------------------
Class
(Inception
Date)
                                                     Net
                                                Realized
                                                     and                                             Ending
Year                 Beginning         Net    Unrealized                    Net                         Net
Ended                Net Asset  Investment    Investment             Investment   Capital             Asset      Total
April 30,                Value   Income (a)  Gain (Loss)     Total       Income     Gains   Total     Value  Return(b)
----------------------------------------------------------------------------------------------------------------------
Class A (9/94)

   1999                 $11.03        $.54        $ .16      $ .70        $(.54)   $(.03)   $(.57)   $11.16      6.43%
   1998                  10.66         .54          .41        .95         (.55)    (.03)    (.58)    11.03      9.05
   1997 (c)              10.82         .09         (.16)      (.07)        (.09)      --     (.09)    10.66      (.63)
   1997 (d)              10.97         .56         (.13)       .43         (.54)    (.04)    (.58)    10.82      4.04
   1996 (d)              10.40         .54          .57       1.11         (.54)      --     (.54)    10.97     10.90
   1995 (e)              10.31         .26          .12        .38         (.27)    (.02)    (.29)    10.40      3.84

Class B (2/97)

   1999                  11.03         .45          .16        .61         (.45)    (.03)    (.48)    11.16      5.63
   1998                  10.67         .46          .39        .85         (.46)    (.03)    (.49)    11.03      8.14
   1997 (c)              10.82         .09         (.16)      (.07)        (.08)      --     (.08)    10.67      (.65)
   1997 (e)              10.80         .04          .02        .06         (.04)      --     (.04)    10.82       .55

Class C (9/94)

   1999                  10.92         .47          .16        .63         (.47)    (.03)    (.50)    11.05      5.86
   1998                  10.56         .48          .39        .87         (.48)    (.03)    (.51)    10.92      8.39
   1997 (c)              10.72         .08         (.16)      (.08)        (.08)      --     (.08)    10.56      (.73)
   1997 (d)              10.85         .46         (.09)       .37         (.46)    (.04)    (.50)    10.72      3.48
   1996 (d)              10.31         .46          .54       1.00         (.46)      --     (.46)    10.85      9.88
   1995 (e)              10.29         .23          .08        .31         (.27)    (.02)    (.29)    10.31      3.09

Class R (12/86)

   1999                  10.98         .56          .15        .71         (.55)    (.03)    (.58)    11.11      6.62
   1998                  10.62         .56          .39        .95         (.56)    (.03)    (.59)    10.98      9.17
   1997 (c)              10.78         .09         (.15)      (.06)        (.10)      --     (.10)    10.62      (.60)
   1997 (d)              10.92         .57         (.11)       .46         (.56)    (.04)    (.60)    10.78      4.38
   1996 (d)              10.38         .57          .54       1.11         (.57)      --     (.57)    10.92     10.94
   1995 (d)              10.81         .57         (.40)       .17         (.58)    (.02)    (.60)    10.38      1.85

                                     Ratios/Supplemental Data
                           ----------------------------------------------




                                                  Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses        Income
                                Net   to Average    to Average  Portfolio
                             Assets          Net           Net   Turnover
                              (000)   Assets (a)    Assets (a)       Rate
-------------------------------------------------------------------------
Class A (9/94)

   1999                    $109,986          .81%       4.80%         13%
   1998                      90,459          .86        4.91          40
   1997 (c)                  69,291          .84*       5.12*         12
   1997 (d)                  68,268          .87        5.07          35
   1996 (d)                  46,943          .91        5.01          27
   1995 (e)                  14,097         1.00*       5.55*         25

Class B (2/97)

   1999                      13,602         1.56        4.05          13
   1998                       4,992         1.61        4.14          40
   1997 (c)                     488         1.59*       4.36*         12
   1997 (e)                     228         1.58*       4.84*         35

Class C (9/94)

   1999                      10,947         1.36        4.25          13
   1998                       8,037         1.41        4.36          40
   1997 (c)                   5,615         1.39*       4.57*         12
   1997 (d)                   5,448         1.61        4.33          35
   1996 (d)                   5,151         1.63        4.34          27
   1995 (e)                   3,979         1.75*       4.83*         25

Class R (12/86)

   1999                     726,228          .62        5.00          13
   1998                     727,068          .66        5.12          40
   1997 (c)                 714,622          .64*       5.31*         12
   1997 (d)                 732,587          .63        5.31          35
   1996 (d)                 761,936          .63        5.33          27
   1995 (d)                 736,702          .64        5.67          25

  *  Annualized.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)  For the two months ended April 30.

(d)  For the fiscal year ended February 28/29.

(e)  From commencement of class operations as noted through February 28/29.

                                             Section 5  Financial Highlights  29

Nuveen Flagship All-American Municipal Bond Fund+


                                          Investment Operations             Less Distributions
                                   ----------------------------------  ------------------------------

Class
(Inception
Date)
                                                        Net
                                                   Realized
                                                        and                                              Ending
Year                    Beginning         Net    Unrealized                   Net                           Net
Ended                   Net Asset  Investment    Investment            Investment    Capital              Asset      Total
April 30,                   Value  Income (a)   Gain (Loss)     Total      Income      Gains    Total     Value   Return(b)
---------------------------------------------------------------------------------------------------------------------------
Class A (10/88)

   1999                    $11.32        $.57        $ .12      $ .69      $(.57)     $(.01)   $(.58)   $11.43       6.23%
   1998                     10.90         .60          .51       1.11       (.60)      (.09)    (.69)    11.32      10.32
   1997 (c)                 10.67         .55          .29        .84       (.55)      (.06)    (.61)    10.90       8.02
   1996 (d)                 10.79         .61         (.12)       .49       (.61)        --     (.61)    10.67       4.64
   1995 (d)                 10.61         .63          .18        .81       (.63)        --     (.63)    10.79       8.01
   1994 (d)                 11.07         .65         (.30)       .35       (.65)      (.16)++  (.81)    10.61       2.99

Class B (2/97)

   1999                     11.33         .49          .12        .61       (.49)      (.01)    (.50)    11.44       5.46
   1998                     10.91         .51          .51       1.02       (.51)      (.09)    (.60)    11.33       9.51
   1997 (e)                 10.98         .12         (.06)       .06       (.13)        --     (.13)    10.91        .54

Class C (6/93)

   1999                     11.31         .51          .12        .63       (.51)      (.01)    (.52)    11.42       5.69
   1998                     10.89         .53          .52       1.05       (.54)      (.09)    (.63)    11.31       9.75
   1997 (c)                 10.66         .50          .29        .79       (.50)      (.06)    (.56)    10.89       7.48
   1996 (d)                 10.78         .55         (.12)       .43       (.55)        --     (.55)    10.66       4.07
   1995 (d)                 10.60         .57          .18        .75       (.57)        --     (.57)    10.78       7.42
   1994 (f)                 11.09         .57         (.32)       .25       (.57)      (.17)++  (.74)    10.60       2.16*

Class R (2/97)

   1999                     11.32         .60          .13        .73       (.60)      (.01)    (.61)    11.44       6.54
   1998                     10.91         .61          .51       1.12       (.62)      (.09)    (.71)    11.32      10.45
   1997 (e)                 10.99         .15         (.07)       .08       (.16)        --     (.16)    10.91        .69

                                            Ratios/Supplemental Data
                                  ---------------------------------------------



                                                        Ratio of Net
                                              Ratio of    Investment
                                  Ending      Expenses        Income
                                     Net    to Average    to Average  Portfolio
                                  Assets           Net           Net   Turnover
                                   (000)    Assets (a)     Assets(a)       Rate
-------------------------------------------------------------------------------
Class A (10/88)

   1999                         $312,238          .80%         4.98%        10%
   1998                          236,691           81          5.27         20
   1997 (c)                      216,575          .87*         5.54*        39
   1996 (d)                      207,992          .83          5.60         79
   1995 (d)                      185,495          .76          6.02         71
   1994 (d)                      159,867          .62          5.77         81

Class B (2/97)

   1999                           31,804         1.54          4.23         10
   1998                            8,706         1.56          4.47         20
   1997 (e)                          711         1.55*         4.83*        39

Class C (6/93)

   1999                           80,036         1.35          4.43         10
   1998                           62,336         1.36          4.72         20
   1997 (c)                       54,850         1.42*         4.99*        39
   1996 (d)                       47,314         1.37          5.05         79
   1995 (d)                       45,242         1.31          5.47         71
   1994 (f)                       39,997         1.09*         5.16*        81

Class R (2/97)

   1999                            2,737          .61          5.17         10
   1998                            4,510          .61          5.42         20
   1997 (e)                          183          .61*         5.95*        39

*    Annualized.

+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship All-American.

++ The amounts shown include a distribution in excess of capital gains of $.10 per share.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(b) Total returns are calculated on net asset value without any sales charge, and are not annualized except where noted.

(c)  For the 11 months ended April 30.

(d)  For the year ended May 31.

(e)  From commencement of class operations as noted through April 30.

(f)  From commencement of class operations as noted through May 31.

30  Section 5   Financial Highlights

Nuveen Flagship Intermediate Municipal Bond Fund+

                                            Investment Operations                 Less Distributions
                                       -------------------------------       -----------------------------
Class
(Inception
Date)
                                                            Net
                                                       Realized
                                                            and                                               Ending
Year                         Beginning         Net   Unrealized                    Net                           Net
Ended                        Net Asset  Investment   Investment             Investment    Capital              Asset       Total
April 30,                        Value  Income (a)  Gain (Loss)     Total       Income      Gains    Total     Value  Return (b)
------------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)

          1999                  $10.88        $.49        $ .17     $ .66        $(.50)  $   (.04)   $(.54)   $11.00        6.14%
          1998                   10.47         .52          .41       .93         (.52)        --     (.52)    10.88        8.97
          1997 (c)               10.27         .47          .20       .67         (.47)        --     (.47)    10.47        6.64
          1996 (d)               10.29         .51         (.02)      .49         (.51)        --     (.51)    10.27        4.84
          1995 (d)               10.16         .51          .13       .64         (.51)        --     (.51)    10.29        6.63
          1994 (d)               10.35         .52         (.13)      .39         (.52)   (.06)++     (.58)    10.16        3.72

Class C (12/95)

          1999                   10.89         .43          .18       .61         (.44)      (.04)    (.48)    11.02        5.66
          1998                   10.47         .46          .42       .88         (.46)        --     (.46)    10.89        8.47
          1997 (c)               10.28         .44          .17       .61         (.42)        --     (.42)    10.47        6.00
          1996 (f)               10.57         .23         (.30)     (.07)        (.22)        --     (.22)    10.28       (1.78)*

Class R (2/97)

          1999                   10.86         .52          .16       .68         (.51)      (.04)    (.55)    10.99        6.42
          1998                   10.45         .54          .41       .95         (.54)        --     (.54)    10.86        9.17
          1997 (e)               10.60         .13         (.15)     (.02)        (.13)        --     (.13)    10.45        (.15)

                                                  Ratios/Supplemental Data
                                            ----------------------------------------
Class
(Inception
Date)
                                                                      Ratio of Net
                                                       Ratio of         Investment
                                       Ending          Expenses             Income
Year                                      Net        to Average         to Average     Portfolio
Ended                                  Assets               Net                Net      Turnover
April 30,                               (000)        Assets (a)         Assets (a)          Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)

          1999                        $51,773               .84%              4.46%           23%
          1998                         42,339               .79               4.76            20
          1997 (c)                     40,906               .68*              4.96*           26
          1996 (d)                     46,742               .62               4.86            81
          1995 (d)                     42,069               .54               5.15           102
          1994 (d)                     35,891               .40               4.93            69

Class C (12/95)

          1999                          9,855              1.36               3.91            23
          1998                          3,533              1.34               4.20            20
          1997 (c)                      2,540              1.23*              4.38*           26
          1996 (f)                      1,187              1.13*              4.28*           81

Class R (2/97)

          1999                            707               .64               4.66            23
          1998                            602               .59               4.95            20
          1997 (e)                        469               .40*              5.40*           26
------------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Intermediate.
++ The amount shown includes a distribution in excess of capital gains of $.01 per share.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(c)  For the 11 months ended April 30.
(d)  For the year ended May 31.
(e)  From commencement of class operations as noted through April 30.
(f)  From commencement of class operations as noted through May 31.

                                               Section 5 Financial Highlights 31

Nuveen Flagship Limited Term Municipal Bond Fund+

                                            Investment Operations                 Less Distributions
                                       -------------------------------       -----------------------------
Class
(Inception
Date)
                                                            Net
                                                       Realized
                                                            and                                               Ending
Year                         Beginning         Net   Unrealized                    Net                           Net
Ended                        Net Asset  Investment   Investment             Investment    Capital              Asset       Total
April 30,                        Value  Income (a)  Gain (Loss)     Total       Income      Gains    Total     Value  Return (b)
------------------------------------------------------------------------------------------------------------------------------------
Class A (10/87)

          1999                  $10.80        $.49        $ .10     $ .59        $(.50)     $  --     (.50)   $10.89        5.57%
          1998                   10.61         .51          .19       .70         (.51)        --     (.51)    10.80        6.67
          1997 (c)               10.57         .46          .04       .50         (.46)        --     (.46)    10.61        4.78
          1996 (d)               10.65         .51         (.09)      .42         (.50)        --     (.50)    10.57        4.03
          1995 (d)               10.60         .51          .04       .55         (.50)        --     (.50)    10.65        5.41
          1994 (d)               10.74         .52         (.13)      .39         (.52)      (.01)    (.53)    10.60        3.58

Class C (12/95)

          1999                   10.79         .45          .10       .55         (.47)        --     (.47)    10.87        5.13
          1998                   10.60         .47          .19       .66         (.47)        --     (.47)    10.79        6.33
          1997 (c)               10.56         .44          .03       .47         (.43)        --     (.43)    10.60        4.49
          1996 (f)               10.76         .22         (.19)      .03         (.23)        --     (.23)    10.56         .46*

Class R (2/97)

          1999                   10.78         .51          .11       .62         (.53)        --     (.53)    10.87        5.81
          1998                   10.59         .53          .19       .72         (.53)        --     (.53)    10.78        6.87
          1997 (e)               10.73         .12         (.13)     (.01)        (.13)        --     (.13)    10.59        (.09)

                                                  Ratios/Supplemental Data
                                            ----------------------------------------
Class
(Inception
Date)
                                                                      Ratio of Net
                                                       Ratio of         Investment
                                       Ending          Expenses             Income
Year                                      Net        to Average         to Average     Portfolio
Ended                                  Assets               Net                Net      Turnover
April 30,                               (000)        Assets (a)         Assets (a)          Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (10/87)

          1999                       $456,171               .77%              4.45%           16%
          1998                        438,134               .77               4.70            30
          1997 (c)                    425,401               .80*              4.76*           29
          1996 (d)                    489,157               .79               4.77            39
          1995 (d)                    569,196               .74               4.88            20
          1994 (d)                    704,627               .70               4.76            22

Class C (12/95)

          1999                         88,044              1.12               4.09            16
          1998                         33,952              1.12               4.35            30
          1997 (c)                     23,551              1.11*              4.44*           29
          1996 (f)                     15,415              1.19*              4.17*           39

Class R (2/97)

          1999                          1,173               .57               4.64            16
          1998                            701               .59               4.86            30
          1997 (e)                         40               .55*              5.07*           29
------------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Limited Term.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(c)  For the 11 months ended April 30.
(d)  For the year ended May 31.
(e)  From commencement of class operations as noted through April 30.
(f)  From commencement of class operations as noted through May 31.

32 Section 5 Financial Highlights

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund

Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Dividend and Growth Fund

Income

Income Fund

Tax-Free Income

National Municipal Bond Funds

High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

Arizona                  Louisiana                North Carolina
California/1/            Maryland                 Ohio
Colorado                 Massachusetts/1/         Pennsylvania
Connecticut              Michigan                 Tennessee
Florida                  Missouri                 Virginia
Georgia                  New Jersey               Wisconsin
Kansas                   New Mexico
Kentucky                 New York/1/


Cash Reserves

Money Market Fund

Municipal Money Market Fund

California Tax-Exempt Money Market Fund

New York Tax-Exempt Money Market Fund


Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the Funds' investments is available in the Funds' annual and semi-annual report to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information; or ask your financial adviser for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549. The funds' Investment Company file number is 811-07873.

1. Long-term and insured long-term portfolios.

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com

                                                            August 27, 1999

NUVEEN FLAGSHIP MUNICIPAL TRUST

Nuveen Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Flagship All-American Municipal Bond Fund

Nuveen Flagship Intermediate Municipal Bond Fund

Nuveen Flagship Limited Term Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Municipal Trust dated August 27, 1999. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-18
Investment Adviser and Investment Management Agreement..................... S-26
Portfolio Transactions..................................................... S-27
Net Asset Value............................................................ S-28
Tax Matters................................................................ S-29
Performance Information.................................................... S-33
Additional Information on the Purchase and Redemption of Fund Shares....... S-41
Distribution and Service Plan.............................................. S-49
Independent Public Accountants and Custodian............................... S-50
Financial Statements....................................................... S-50
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Municipal Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976 and reorganized as a Massachusetts business trust on June 12, 1995); the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14,
1986); the Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Intermediate Municipal Bond Fund (formerly the Flagship Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen High Yield Municipal Bond Fund. The Nuveen High Yield Municipal Bond Fund is not included in this Statement of Additional Information. Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

  As described in the Prospectus, each Fund invests primarily in a diversified portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen

Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Year 2000 Issues

  The "Year 2000" problem refers to the fact that many computer programs use only the last two digits of a year, and do not recognize a year that begins with "20" instead of "19." If this problem is not corrected, computers could function improperly or not at all, which could affect the global economy. The SEC has urged securities issuers to disclose the steps they are taking to correct any Year 2000 problems.

  The Funds invest primarily in municipal securities. If municipal issuers do not correct any Year 2000 problems in a timely manner, they could experience problems in conducting their operations or in making payments on their securities, which could cause the value of these securities to decline. Municipal issuers could experience three types of Year 2000 problems. First, if an issuer's internal computer systems experience Year 2000 problems, this could disrupt an issuer's operations (such as its ability to collect local taxes or fees). Second, an issuer may rely on other parties for the payments that support its debt service, such as servicers that collect mortgage or student loan payments, and those third parties may have Year 2000 problems that interfere with their ability to forward payments to the issuer. Third, an issuer may have mechanical problems in sending payments to its securities holders.

  Nuveen Advisory is obtaining information about the Year 2000 readiness of the issuers of its portfolio securities as part of its ongoing surveillance of the creditworthiness of those issuers.

Insurance

  Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund currently maintains a policy of Portfolio Insurance with MBIA Insurance Corporation, Ambac Assurance Corporation, Financial Security Assurance Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

  The Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down-grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

  In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been
(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

  Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

  If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as the Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

  The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  The Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. To the extent that the Fund holds such defaulted securities, it may be limited in its ability to manage its investment portfolio and to purchase other Municipal Obligations. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

  Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on the Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by the Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Fund were not covered by policies of Portfolio Insurance during the year ended April 30, 1999, premium expenses as a percentage of the value of Municipal Obligations held by the Fund for such period were .00%.

  Set forth below is information about the various municipal bond insurers with whom the Nuveen Insured Municipal Bond Fund currently maintains policies of Portfolio Insurance.

  Ambac Assurance Corporation ("Ambac Assurance")

  Ambac Assurance Corporation ("Ambac Assurance") is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $3,573,000,000 (unaudited) and statutory capital of approximately $2,139,000,000 (unaudited) as of June 30, 1999. Statutory capital consists of Ambac Assurance's policyholders' surplus and statutory contingency reserve. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Moody's Investors Service and Fitch IBCA, Inc. have assigned a triple-A financial strength rating to Ambac Assurance.

  Ambac Assurance has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by Ambac Assurance will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by Ambac Assurance under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the Bonds.

  Ambac Assurance makes no representation regarding the Bonds or the advisability of investing in the Bonds and makes no representation regarding, nor has it participated in the preparation of, the Official Statement other than the information supplied by Ambac Assurance and presented under the heading "Ambac Assurance Corporation".

  Financial Security Assurance Inc. ("Financial Security")

  Financial Security is a monoline insurance company incorporated under the laws of the State of New York. Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include White Mountains Insurance Group, Inc., XL Capital Ltd., MediaOne Capital Corporation and The Tokio Marine and Fire Insurance Co., Ltd. No shareholder is obligated to pay any debts of or any claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of June 30, 1999, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $1,107,636,000 (audited) and $621,693,000 (audited), the total shareholders' equity and the total net unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $1,137,952,000 (audited) and $520,986,000 (audited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York 10022,
Attention: Communications Department. Financial Security's telephone number is
(212) 826-0100. Financial Security's financial statements are included as exhibits to the Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q filed with the Securities and Exchange Commission by Holdings and may be reviewed at Holdings' website: www.fsa.com.

  MBIA Insurance Corporation ("MBIA")

  The Insurer is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company (the "Company"). The Company is not obligated to pay the debts of or claims against the Insurer. The Insurer is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The Insurer has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the Insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

  As of December 31, 1998 the Insurer had admitted assets of $6.5 billion (audited), total liabilities of $4.2 billion (audited), and total capital and surplus of $2.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 1999, the Insurer had admitted assets of $6.7 billion (unaudited), total liabilities of $4.4 billion (unaudited), and total capital and surplus of $2.3 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

  Furthermore, copies of the Insurer's year end financial statements prepared in accordance with statutory accounting practices are available without charge from the Insurer. A copy of the Annual Report on Form 10-K of the Company is available from the Insurer or the Securities and Exchange Commission. The address of the Insurer is 113 King Street, Armonk, New York 10504. The telephone number of the Insurer is (914) 273-4545.

  The Insurer's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the issuer to the applicable paying agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by the Insurer's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

  The Insurer's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. The Insurer's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender thereof; or
(iv) any Preference relating to (i) through (iii) above. The Insurer's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of any paying agent for the Municipal Obligations.

  With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, the Insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

  When the Insurer receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, the Insurer on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by the Insurer, and appropriate instruments to effect the appointment of the Insurer as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

  Financial Guaranty Insurance Company ("Financial Guaranty")

  The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

  Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

  Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

  In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

  Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Fund. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation ("GE Capital"). Neither the Corporation nor GE Capital is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 1999, the total capital and surplus of Financial Guaranty was $1,274,619,558. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number: (212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention: Financial Condition Property/Casualty Bureau (telephone number: (212) 480-5187).

  The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Funds or the Board of Trustees of the Funds.

  The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

  S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty.

  S&P's ratings of Ambac Assurance, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

Portfolio Trading and Turnover

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

  The portfolio turnover rates for the Funds, for the 1998 and 1999 fiscal year-end of each Fund as indicated, were

                                                                        Fiscal
                                                                         Year
                                                                       ---------
                                                                       1998 1999
                                                                       ---- ----
      Nuveen Municipal Bond Fund...................................... 10%  12%
      Nuveen Insured Municipal Bond Fund.............................. 40%  13%
      Nuveen Flagship All-American Municipal Bond Fund................ 20%  10%
      Nuveen Flagship Intermediate Municipal Bond Fund................ 20%  23%
      Nuveen Flagship Limited Term Municipal Bond Fund................ 30%  16%

When-issued or Delayed-Delivery Securities

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

Hedging and Other Defensive Actions

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Temporary Investments

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues.

  Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association,

Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has seven trustees, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

------------------------------------------------------------------------------------
                              Date of Positions and         Principal Occupations
 Name and Address             Birth   Offices with Trust    During Past Five Years
------------------------------------------------------------------------------------
 Timothy R. Schwertfeger*     3/28/49 Chairman of the Board Chairman since July 1,
 333 West Wacker Drive                and President         1996 of The John Nuveen
 Chicago, IL 60606                    Trustee               Company, John Nuveen &
                                                            Co. Incorporated, Nuveen
                                                            Advisory Corp. and
                                                            Nuveen Institutional
                                                            Advisory Corp., prior
                                                            thereto Executive Vice
                                                            President and Director
                                                            of The John Nuveen
                                                            Company and John Nuveen
                                                            & Co. Incorporated;
                                                            Director of Nuveen
                                                            Advisory Corp. (since
                                                            1992) and Nuveen
                                                            Institutional Advisory
                                                            Corp.; Chairman and
                                                            Director (since January
                                                            1997) of Nuveen Asset
                                                            Management, Inc.;
                                                            Director (since 1996) of
                                                            Institutional Capital
                                                            Corporation; Chairman
                                                            and Director of
                                                            Rittenhouse Financial
                                                            Services Inc. (since
                                                            1999).

------------------------------------------------------------------------------------
 Robert P. Bremner            8/22/40 Trustee               Private Investor and
 3725 Huntington Street, N.W.                               Management Consultant.
 Washington, D.C. 20015

------------------------------------------------------------------------------------
 Lawrence H. Brown            7/29/34 Trustee               Retired (August 1989) as
 201 Michigan Avenue                                        Senior Vice President of
 Highwood, IL 60040                                         The Northern Trust
                                                            Company.

------------------------------------------------------------------------------------
 Anne E. Impellizzeri         1/26/33 Trustee               President and Chief
 3 West 29th Street                                         Executive Officer of
 New York, NY 10001                                         Blanton-Peale Institutes
                                                            of Religion and Health
                                                            (since December 1990).
------------------------------------------------------------------------------------
 Peter R. Sawers               4/3/33 Trustee               Adjunct Professor of
 22 The Landmark                                            Business and Economics,
 Northfield, IL 60093                                       University of Dubuque,
                                                            Iowa; Adjunct Professor,
                                                            Lake Forest Graduate
                                                            School of Management,
                                                            Lake Forest, Illinois.

------------------------------------------------------------------------------------
 William J. Schneider         9/24/44 Trustee               Senior Partner and Chief
 4000 Miller-Valentine Ct.                                  Operating Officer,
 P.O. Box 744                                               Miller-Valentine
 Dayton, OH 45401                                           Partners; Vice
                                                            President, Miller-
                                                            Valentine Group, a
                                                            development and contract
                                                            company; Member
                                                            Community Advisory
                                                            Board, National City
                                                            Bank, Dayton, Ohio.

-------------------------------------------------------------------------------
                       Date of  Positions and       Principal Occupations
 Name and Address      Birth    Offices with Trust  During Past Five Years

-------------------------------------------------------------------------------
 Judith M. Stockdale   12/29/47 Trustee             Executive Director, Gaylord
 35 E. Wacker Drive                                 and Dorothy Donnelley
 Suite 2600                                         Foundation (since 1994);
 Chicago, IL 60601                                  prior thereto, Executive
                                                    Director, Great Lakes
                                                    Protection Fund (from 1990
                                                    to 1994).

-------------------------------------------------------------------------------
 Alan G. Berkshire     12/28/60 Vice President and  Vice President and General
 333 West Wacker Drive          Assistant Secretary Counsel (since September
 Chicago, IL 60606                                  1997) and Secretary (since
                                                    May 1998) of The John
                                                    Nuveen Company and John
                                                    Nuveen & Co. Incorporated;
                                                    Vice President (since Sept.
                                                    1997) and Assistant
                                                    Secretary (since July 1999)
                                                    of Nuveen Advisory Corp.
                                                    and Nuveen Institutional
                                                    Advisory Corp., prior
                                                    thereto, Partner in the law
                                                    firm of Kirkland & Ellis.

-------------------------------------------------------------------------------
 Peter H. D'Arrigo     11/28/67 Vice President and  Vice President of John
 333 West Wacker Drive          Treasurer           Nuveen & Co. Incorporated
 Chicago, IL 60606                                  (since January 1999), prior
                                                    thereto, Assistant Vice
                                                    President (from January
                                                    1997); formerly, Associate
                                                    of John Nuveen & Co.
                                                    Incorporated; Chartered
                                                    Financial Analyst.

-------------------------------------------------------------------------------
 Michael S. Davern      6/26/57 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp. (since
 Chicago, IL 60606                                  January 1997); prior
                                                    thereto, Vice President and
                                                    Portfolio Manager (since
                                                    September 1991) of Flagship
                                                    Financial.

-------------------------------------------------------------------------------
 Lorna C. Ferguson     10/24/45 Vice President      Vice President of John
 333 West Wacker Drive                              Nuveen & Co. Incorporated;
 Chicago, IL 60606                                  Vice President (since
                                                    January 1998) of Nuveen
                                                    Advisory Corp. and Nuveen
                                                    Institutional Advisory
                                                    Corp.

-------------------------------------------------------------------------------
 William M. Fitzgerald   3/2/64 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp. (since
 Chicago, IL 60606                                  December 1995); Assistant
                                                    Vice President of
                                                    Nuveen Advisory Corp. (from
                                                    September 1992 to December
                                                    1995), prior thereto
                                                    Assistant Portfolio Manager
                                                    of Nuveen Advisory Corp.

-------------------------------------------------------------------------------
 Stephen D. Foy         5/31/54 Vice President and  Vice President of John
 333 West Wacker Drive          Controller          Nuveen & Co. Incorporated
 Chicago, IL 60606                                  and (since May 1998) The
                                                    John Nuveen Company;
                                                    Certified Public
                                                    Accountant.

-------------------------------------------------------------------------------
 J. Thomas Futrell       7/5/55 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp.; Chartered
 Chicago, IL 60606                                  Financial Analyst.

-------------------------------------------------------------------------------
 Richard A. Huber       3/26/63 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Institutional Advisory
 Chicago, IL 60606                                  Corp. (since March 1998)
                                                    and Nuveen Advisory Corp.
                                                    (since January 1997); prior
                                                    thereto, Vice President and
                                                    Portfolio Manager of
                                                    Flagship Financial, Inc.

-------------------------------------------------------------------------------
                         Date of Positions and       Principal Occupations
 Name and Address        Birth   Offices with Trust  During Past Five Years
-------------------------------------------------------------------------------
 Steven J. Krupa         8/21/57 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Larry W. Martin         7/27/51 Vice President and  Vice President, Assistant
 333 West Wacker Drive           Assistant Secretary Secretary and Assistant
 Chicago, IL 60606                                   General Counsel of John
                                                     Nuveen & Co. Incorporated;
                                                     Vice President and
                                                     Assistant Secretary of
                                                     Nuveen Advisory Corp.;
                                                     Vice President and
                                                     Assistant Secretary of
                                                     Nuveen Institutional
                                                     Advisory Corp.; Assistant
                                                     Secretary of The John
                                                     Nuveen Company and (since
                                                     January 1997) Nuveen Asset
                                                     Management Inc.

-------------------------------------------------------------------------------
 Edward F. Neild, IV     7/7/65  Vice President      Vice President (since
 333 West Wacker Drive                               September 1996),
 Chicago, IL 60606                                   previously Assistant Vice
                                                     President (since December
                                                     1993) of Nuveen Advisory
                                                     Corp., Portfolio Manager
                                                     prior thereto; Vice
                                                     President (since September
                                                     1996), previously
                                                     Assistant Vice President
                                                     (since May 1995) of Nuveen
                                                     Institutional Advisory
                                                     Corp., Portfolio Manager
                                                     prior thereto; Chartered
                                                     Financial Analyst.

-------------------------------------------------------------------------------
 Stephen S. Peterson     9/20/57 Vice President      Vice President (since
 333 West Wacker Drive                               September 1997),
 Chicago, IL 60606                                   previously Assistant Vice
                                                     President (since September
                                                     1996) Portfolio Manager
                                                     prior thereto of Nuveen
                                                     Advisory Corp., Chartered
                                                     Financial Analyst.

-------------------------------------------------------------------------------
 Stuart W. Rogers        5/1/56  Vice President      Vice President of John
 333 West Wacker Drive                               Nuveen & Co. Incorporated.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 7/31/51 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp. and Nuveen
 Chicago, IL 60606                                   Institutional Advisory
                                                     Corp.; Chartered Financial
                                                     Analyst.

-------------------------------------------------------------------------------
 William S. Swanson      7/20/65 Vice President      Vice President of John
 333 West Wacker Drive                               Nuveen & Co. Incorporated
 Chicago, IL 60606                                   (since October 1997),
                                                     prior thereto, Assistant
                                                     Vice President (since
                                                     September 1996); formerly,
                                                     Associate of John Nuveen &
                                                     Co. Incorporated;
                                                     Chartered Financial
                                                     Analyst.

-------------------------------------------------------------------------------
 Gifford R. Zimmerman    9/9/56  Vice President and  Vice President, Assistant
 333 West Wacker Drive           Secretary           Secretary and Associate
 Chicago, IL 60606                                   General Counsel formerly
                                                     Assistant General Counsel
                                                     of John Nuveen & Co.
                                                     Incorporated; Vice
                                                     President (since May 1993)
                                                     and Secretary (since July
                                                     1999) of Nuveen Advisory
                                                     Corp. and Nuveen
                                                     Institutional Advisory
                                                     Corp.; Assistant Secretary
                                                     of The John Nuveen
                                                     Company; Chartered
                                                     Financial Analyst.

  Timothy Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are directors or trustees, as the case may be, of 37 Nuveen open-end funds and 55 Nuveen closed-end funds advised by Nuveen Advisory Corp. None of the independent trustees has ever been a director, officer, or employee of, or a consultant to, Nuveen Advisory, Nuveen or their affiliates.

  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended April 30, 1999. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     Total
                                                    Aggregate     Compensation
                                                   Compensation  From Trust and
                                                    from the      Fund Complex
      Name of Trustee                                 Trust     Paid to Trustees
      ---------------                              ------------ ----------------
      Robert P. Bremner(1)........................   $14,279        $73,000
      Lawrence H. Brown...........................   $15,907        $80,000
      Anne E. Impellizzeri(2).....................   $14,279        $73,000
      Peter R. Sawers(3)..........................   $14,333        $73,750
      William J. Schneider(4).....................   $14,279        $73,000
      Judith M. Stockdale(5)......................   $14,279        $73,500

--------

(1) Includes $541 and $15,011 of deferred compensation from the Trust and Fund Complex, respectively.

(2) Includes $3,608 and $13,261 of deferred compensation from the Trust and Fund Complex, respectively.

(3) Includes $3,661 and $13,456 of deferred compensation from the Trust and Fund Complex, respectively.

(4) Includes $3,608 and $13,261 of deferred compensation from the Trust and Fund Complex, respectively.

(5) Includes $902 and $3,315 of deferred compensation from the Trust and Fund Complex, respectively.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of August 2, 1999, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                   Percentage
      Name of Fund and Class          Name and Address of Owner   of Ownership
      ----------------------          -------------------------   ------------
      Nuveen Municipal Bond Fund
       Class B Shares................ MLPF & S for the Benefit       23.59%
                                      of its customers
                                      Attn: Fund Admn/#97 NB0
                                      4800 Deer Lake Drive E FL
                                      3
                                      Jacksonville, FL 32246-
                                      6484

                                                                    Percentage
      Name of Fund and Class          Name and Address of Owner    of Ownership
      ----------------------          -------------------------    ------------
      Nuveen Municipal Bond Fund
       Class C Shares................ MLPF&S                           8.72%
                                      For the Benefit of
                                      Its Customers
                                      Attn: Fund Admn/#97GX9
                                      4800 Deer Lake Dr E Fl 3
                                      Jacksonville FL 32246-6484
                                      David W. Elliott Tr              7.06
                                      U/A 03/03/94
                                      David W. Elliott Rev Trust
                                      1291 Sunniwood Pl
                                      Rochester MI 48306-2474
      Nuveen Insured Municipal Bond
       Fund Class B Shares........... MLPF&S for the Benefit of       22.57
                                      its Customers
                                      Attn: Fund Admn/#97GW6
                                      4800 Deer Lake Dr E FL 5
                                      Jacksonville, FL 32246-
                                      6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class A
       Shares........................ Merrill Lynch, Pierce,          36.23
                                      Fenner
                                       & Smith for the sole
                                      benefit
                                       of its Customers
                                      Attn: Fund Admin/#974T2
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-
                                      6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class B
       Shares........................ Merrill Lynch, Pierce,          37.97
                                      Fenner
                                       & Smith for the sole
                                      benefit
                                       of its Customers
                                      Attn: Fund Admin/#97NB8
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-
                                      6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class C
       Shares........................ Merrill Lynch, Pierce,          58.23
                                      Fenner
                                       & Smith for the sole
                                      benefit
                                       of its Customers
                                      Attn: Fund Admin/#97BM0
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-
                                      6484

                                                                     Percentage
      Name of Fund and Class          Name and Address of Owner     of Ownership
      ----------------------          -------------------------     ------------
      Nuveen Flagship All-American
       Municipal Bond Fund Class R
       Shares........................ Katherine R. Bateman              9.78%
                                      1325 N. State PKW 6E
                                      Chicago, IL 60610
                                      BABB & Co                         9.53
                                      c/o Bank of New Hampshire
                                      PO Box 477
                                      Concord, NH 03302-0477
                                      Edna Bennett Pierce               8.42
                                      Edna P. Bennett Rev Trust
                                      1201 Snuff Mill Road
                                      Wilmington, DE 19807-1043
                                      Thomas R. Bendall                 5.37
                                      Betty R. Bendall
                                      56 Oak Hollow Cir
                                      Lake Jackson, TX 77566-4211
                                      Carl M. Cotrone &                 5.33
                                      Beverly A. Controne TR
                                      UA 11/22/94
                                      W 14296 County Road C
                                      Hancock, WI 54943-8935
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class A
       Shares........................ Merrill Lynch, Pierce, Fenner    27.50
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Admin/#97AF2
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class C
       Shares........................ Merrill Lynch, Pierce, Fenner    48.54
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Admin/#97HW3
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484

                                                                            Percentage
      Name of Fund and Class          Name and Address of Owner            of Ownership
      ----------------------          -------------------------            ------------
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class R
       Shares........................ Patricia G. Diemer                      56.27%
                                      Patricia G. Diemer Trust
                                      950 Hawthorne Ln
                                      Northbrook, IL 60062-3417
                                      Merrill Lynch, Pierce, Fenner            8.34
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Admin/#97NE5
                                      4800 Deer Lake Dr. E Fl 3
                                      Jacksonville, FL 32246-6484
                                      George P. Anagnos                        7.71
                                      Carol D. Holden
                                      3905 Durango Street
                                      Coral Gables, FL 33134
                                      R. G. Van Moppes                         7.42
                                      Trst Russell G. Van Moppes Lvg Trust
                                      7530 164th Ave NE STE A-215
                                      Redmond, WA 98052-7809
                                      Walter R. Smith &                        5.50
                                      Eileen M. Smith JT Wros Little
                                      Torch Key
                                      37 Bay Ave
                                      East Oriches, NY 11940-1209
                                      PaineWebber for the Benefit of           5.38
                                      Levin Stagman Partnership
                                      Partner
                                      1970 Laver Court
                                      Los Altos, CA 94024-6767
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class A
       Shares........................ Merrill Lynch, Pierce, Fenner           27.41
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Admin/#973N5
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484

                                                                            Percentage
      Name of Fund and Class          Name and Address of Owner            of Ownership
      ----------------------          -------------------------            ------------
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class C
       Shares........................ Merrill Lynch, Pierce, Fenner           39.80%
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Admin/#97HW4
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class R
       Shares........................ Karen M. Bergan                         22.49
                                      2109 Northwestern Ave.
                                      Ames, IA 50010-4524
                                      Books & Video Productions Inc.          28.38
                                      Karen Bergan VP
                                      2109 Northwestern Ave.
                                      Ames IA 50010
                                      Daniel A. Franklin                      10.87
                                      9462 Hunters Creek Dr
                                      Cincinnati, OH 45242
                                      R. G. Van Moppes                         7.34
                                      Trst Russell G. Van Moppes Lvg Trust
                                      7530 164th Ave NE STE A-215
                                      Redmond, WA 98052-7809
                                      MLPF&S for the sole benefit              6.64
                                      of its Customers
                                      Attn: Fund Admin/ #97NE6
                                      4800 Deer Lake Dr E FI 3
                                      Jacksonville, Fl 32246-6484
                                      Donaldson Lufkin Jenrette                6.64
                                      PO Box 2052
                                      Jersey City, NJ 07303-9998
                                      Donaldson Lufkin Jenrette                5.45
                                      PO Box 2052
                                      Jersey City, NJ 07303-9998
                                      Vicki L. Rice                            5.34
                                      Helen V. Richter
                                      3141 Kleeman Rd
                                      Cincinnati, OH 45211-1931
                                      Raymond James & Assoc Inc.               5.00
                                      Elite Acct 12336806
                                      Burton Greer
                                      Burton Greer Trust U/A 08/02/94
                                      367 River Edge Rd
                                      Jupiter, Fl 33477-9350

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds except the Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................  .5000 of 1%
For the next $125 million........................................  .4875 of 1%
For the next $250 million........................................  .4750 of 1%
For the next $500 million........................................  .4625 of 1%
For the next $1 billion..........................................  .4500 of 1%
For net assets over $2 billion...................................  .4250 of 1%

  The Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................  .4500 of 1%
For the next $125 million........................................  .4375 of 1%
For the next $250 million........................................  .4250 of 1%
For the next $500 million........................................  .4125 of 1%
For the next $1 billion..........................................  .4000 of 1%
For net assets over $2 billion...................................  .3750 of 1%

  Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) from exceeding 0.75% of the Nuveen Municipal Bond Fund's average daily net assets, and 0.975% of the Nuveen Insured Municipal Bond Fund's average daily net assets.

  For the last three fiscal years, the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund paid net management fees to Nuveen Advisory as follows:

                            Management Fees Net of Expense   Fee Waivers and Expense
                                  Reimbursement Paid              Reimbursements
                                  for the Year Ended            For the Year Ended
                          ---------------------------------- ------------------------
                            2/28/97*    4/30/98    4/30/99   2/28/97* 4/30/98 4/30/99
                          ------------ ---------- ---------- -------- ------- -------
Nuveen Municipal Bond
 Fund...................  $ 12,969,912 13,208,603 13,391,083   $ 0        0       0
Nuveen Insured Municipal
 Bond Fund..............     3,795,515  3,921,179  4,052,926     0        0       0

--------
   * For the period March 1, 1997 to April 30, 1997, the management fees were $2,148,330 and $631,735, respectively, and the fee waivers were $0 for both funds.

  For the last three fiscal years, the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund, and the Nuveen Flagship Limited Term Municipal Bond Fund paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, and beginning on 2/1/97, to Nuveen Advisory, as follows:

                             Management Fees Net of     Fee Waivers and Expense
                           Expense Reimbursement Paid        Reimbursements
                               for the Year Ended          For the Year Ended
                          ----------------------------- ------------------------
                          4/30/97*   4/30/98   4/30/99  4/30/97* 4/30/98 4/30/99
                          --------- --------- --------- -------- ------- -------
All-American Fund........ $ 948,683 1,429,247 1,754,138 $269,587       0 33,793
Intermediate Fund........       781   113,797   203,806  216,714 109,859 80,657
Limited Term Fund........ 1,406,439 2,018,209 2,193,990   75,003       0      0

--------
   * For the eleven month period ended 4/30/97.

  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, and is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1,300,000 individuals have invested to date in Nuveen's funds and Defined Portfolios. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 20%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                            Yield=2[(a-b +1)/6/ -1]
                                        cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.2% (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond
Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated federal income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated federal income tax rate and (2) the yields for the 30-day period quoted in the right hand column.

                                                    As of April 30, 1999
                                              --------------------------------
                                                     Federal      Taxable
                                              Yield Tax Rate* Equivalent Yield
                                              ----- --------- ----------------
      Nuveen Municipal Bond Fund
        Class A Shares....................... 3.93%   39.6%        6.51%
        Class B Shares....................... 3.35%   39.6%        5.55%
        Class C Shares....................... 3.55%   39.6%        5.88%
        Class R Shares....................... 4.30%   39.6%        7.12%
      Nuveen Insured Municipal Bond Fund
        Class A Shares....................... 3.63%   39.6%        6.01%
        Class B Shares....................... 3.04%   39.6%        5.03%
        Class C Shares....................... 3.24%   39.6%        5.36%
        Class R Shares....................... 4.00%   39.6%        6.62%
      Nuveen Flagship All-American Municipal
       Bond Fund
        Class A Shares....................... 4.25%   39.6%        7.04%
        Class B Shares....................... 3.69%   39.6%        6.11%
        Class C Shares....................... 3.89%   39.6%        6.44%
        Class R Shares....................... 4.64%   39.6%        7.68%
      Nuveen Flagship Intermediate Municipal
       Bond Fund
        Class A Shares....................... 4.01%   39.6%        6.64%
        Class C Shares....................... 3.57%   39.6%        5.91%
        Class R Shares....................... 4.33%   39.6%        7.17%
      Nuveen Flagship Limited Term Municipal
       Bond Fund
        Class A Shares....................... 3.46%   39.6%        5.73%
        Class C Shares....................... 3.20%   39.6%        5.30%
        Class R Shares....................... 3.75%   39.6%        6.21%

--------
*These rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent of Tax-Free Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.2% for the Municipal Bond Fund, the Insured Municipal Bond Fund, and the All-American Fund; the maximum sales charge for Class A Shares of 3.0% for the Intermediate Municipal Bond Fund; and the maximum sales charge for Class A Shares of 2.5% for the Limited Term Municipal Bond Fund, were as follows:

                                                        April 30, 1999
                                                      Distribution Rates
                                                -------------------------------
                                                Class A Class B Class C Class R
                                                ------- ------- ------- -------
      Nuveen Municipal Bond Fund...............  4.50%   3.95%   4.14%   4.89%
      Nuveen Insured Municipal Bond Fund.......  4.64%   4.09%   4.29%   5.02%
      Nuveen Flagship All-American Municipal
       Bond Fund...............................  4.73%   4.20%   4.41%   5.14%
      Nuveen Flagship Intermediate Municipal
       Bond Fund...............................  4.23%     N/A   3.81%   4.53%
      Nuveen Flagship Limited Term Municipal
       Bond Fund...............................  4.35%     N/A   4.14%   4.69%

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               Inception Dates
                                                              ------------------
      Nuveen Municipal Bond Fund
        Class A Shares.......................................      June 13, 1995
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................      June 13, 1995
        Class R Shares.......................................  November 29, 1976
      Nuveen Insured Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................  December 10, 1986
      Nuveen Flagship All-American Municipal Bond Fund
        Class A Shares.......................................    October 3, 1988
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................       June 2, 1993
        Class R Shares.......................................   February 1, 1997
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares....................................... September 15, 1992
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997
      Nuveen Flagship Limited Term Municipal Bond Fund
        Class A Shares.......................................   October 19, 1987
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997

  The Funds' average annual return figures, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year and ten-year periods ended April 30, 1999, and for the period from inception through April 30, 1999, respectively, were as follows:

                                                 Annual Total Return
                                       ---------------------------------------
                                                                       From
                                       One Year            Ten Years Inception
                                        Ended   Five Years   Ended    through
                                       Apr. 30, Ended Apr. Apr. 30,  Apr. 30,
                                         1999    30, 1999    1999      1999
                                       -------- ---------- --------- ---------
      Nuveen Municipal Bond Fund
        Class A Shares................  1.86%     6.07%      6.72%     6.79%
        Class B Shares................  1.49%     6.08%      6.60%     6.73%
        Class C Shares................  5.91%     6.29%      6.43%     6.23%
        Class R Shares................  6.59%     7.24%      7.44%     7.26%
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares................  1.99%     6.29%      7.21%     7.09%
        Class B Shares................  1.63%     6.23%      7.06%     6.97%
        Class C Shares................  5.86%     6.38%      6.86%     6.64%
        Class R Shares................  6.62%     7.37%      7.89%     7.69%
      Nuveen Flagship All-American
       Municipal Bond Fund
        Class A Shares................  1.74%     6.78%      8.02%     8.09%
        Class B Shares................  1.46%     6.89%      8.02%     8.08%
        Class C Shares................  5.69%     7.13%      7.89%     7.94%
        Class R Shares................  6.54%     7.82%      8.54%     8.59%
      Nuveen Flagship Intermediate
       Municipal Bond Fund
        Class A Shares................  2.93%     6.19%        N/A     6.59%
        Class C Shares................  5.66%     6.29%        N/A     6.52%
        Class R Shares................  6.42%     6.90%        N/A     7.13%
      Nuveen Flagship Limited Term
       Municipal Bond Fund
        Class A Shares................  2.90%     4.88%      6.26%     6.29%
        Class C Shares................  5.13%     5.04%      6.18%     6.19%
        Class R Shares................  5.81%     5.47%      6.55%     6.55%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The Funds' cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten year periods ended April 30, 1999, and for the period since inception through April 30, 1999, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                              Cumulative Total Return
                                      ----------------------------------------
                                                                       From
                                      One Year  Five Years Ten Years Inception
                                        Ended     Ended      Ended    through
                                      April 30, April 30,  April 30, April 30,
                                        1999       1999      1999      1999
                                      --------- ---------- --------- ---------
      Nuveen Municipal Bond Fund
        Class A Shares...............   1.86%     34.25%     91.70%   336.35%
        Class B Shares...............   1.49%     34.32%     89.51%   330.94%
        Class C Shares...............   5.91%     35.64%     86.56%   287.16%
        Class R Shares...............   6.59%     41.81%    105.00%   381.37%
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares...............   1.99%     35.68%    100.66%   133.04%
        Class B Shares...............   1.63%     35.26%     97.73%   129.83%
        Class C Shares...............   5.86%     36.25%     94.12%   121.35%
        Class R Shares...............   6.62%     42.71%    113.72%   149.62%
      Nuveen Flagship All-American
       Municipal Bond Fund
        Class A Shares...............   1.74%     38.84%    116.19%   127.56%
        Class B Shares...............   1.46%     39.51%    116.23%   127.46%
        Class C Shares...............   5.69%     41.09%    113.74%   124.21%
        Class R Shares...............   6.54%     45.70%    127.02%   138.90%
      Nuveen Flagship Intermediate
       Municipal Bond Fund
        Class A Shares...............   2.93%     35.04%        N/A    52.61%
        Class C Shares...............   5.66%     35.66%        N/A    51.91%
        Class R Shares...............   6.42%     39.61%        N/A    57.77%
      Nuveen Flagship Limited Term
       Municipal Bond Fund
        Class A Shares...............   2.90%     26.92%     83.45%   102.12%
        Class C Shares...............   5.13%     27.90%     82.21%    99.88%
        Class R Shares...............   5.81%     30.52%     88.65%   107.92%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 39.6% maximum marginal federal tax rate for 1999, the annual taxable equivalent total return for the Nuveen Municipal Bond Fund's Class R Shares for the ten year period ended April 30, 1999, was 11.39%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond Fund). This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon

Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan) and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

  Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of
 .20%. See "Distribution and Service Plans." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on April 30, 1999 of Class A shares from the Nuveen Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

      Net Asset Value per share.......................................... $9.57
      Per Share Sales Charge--4.20% of public offering price (4.39% of
       net asset value per share)........................................   .42
                                                                          -----
      Per Share Offering Price to the Public............................. $9.99

  The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $3,000 and, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by calling Nuveen toll-free at (800) 257-8787.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Class A Shares of a Fund may be purchased at net asset value without a sales charge by the following categories of investors:

  . investors purchasing $1,000,000 or more;
  . officers, trustees and former trustees of the Nuveen and Flagship Funds; . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and which either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on such purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 2.5% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons-and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $2.5 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

  Any shares purchased by investors falling within any of the first four categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

  In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time.
  If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account service. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.
  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a

CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, or that represent an increase in the value of a Fund account due to capital appreciation, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market fund shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 12% of the current market value; and (7) redemptions of Class B or Class C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advanced service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

General Matters

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

  Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on July 30, 1999 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or by Flagship Financial, Inc., which Nuveen acquired on January 1, 1997), were as follows (all figures are to the nearest thousand):

                                 Year Ended               Year Ended               Year Ended
                               April 30, 1999           April 30, 1998          April 30, 1997*
                          ------------------------ ------------------------ ------------------------
                           Amount of     Amount     Amount of     Amount     Amount of     Amount
                          Underwriting Retained By Underwriting Retained By Underwriting Retained By
Fund                      Commissions    Nuveen    Commissions    Nuveen    Commissions    Nuveen
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Municipal Bond
 Fund...................       579          76         738           98         967          170
Nuveen Insured Municipal
 Bond Fund..............       567          66         563           86         687           56
                                 Year Ended               Year Ended               Year Ended
                               April 30, 1999           April 30, 1998          April 30, 1997**
                          ------------------------ ------------------------ ------------------------
                           Amount of     Amount     Amount of     Amount     Amount of     Amount
                          Underwriting Retained By Underwriting Retained By Underwriting Retained By
Fund                      Commissions   Flagship   Commissions    Nuveen    Commissions   Flagship
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Flagship All-
 American Municipal Bond
 Fund...................     1,294          67         586           56         456           61
Nuveen Flagship
 Intermediate Municipal
 Bond Fund..............       148          25          92           15          73           16
Nuveen Flagship Limited
 Term Municipal Bond
 Fund...................       624          86         367           10         332           66

--------
*For the fourteen-month period ended April 30, 1997.
**For the eleven-month period ended April 30, 1997.

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended April 30, 1999, 100% of service fees and distribution fees were paid out as compensation to authorized dealers.

                                                          Compensation Paid to
                                                         Authorized Dealers for
                                                           End of Fiscal 1999
                                                         ----------------------
      Nuveen Municipal Bond Fund
        Class A.........................................        $218,760
        Class B.........................................         $62,958
        Class C.........................................         $45,440
      Nuveen Insured Municipal Bond Fund
        Class A.........................................        $201,568
        Class B.........................................         $90,103
        Class C.........................................         $70,475
      Nuveen Flagship All-American Municipal Bond Fund
        Class A.........................................        $544,753
        Class B.........................................        $171,736
        Class C.........................................        $538,035
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A.........................................         $98,085
        Class C.........................................         $53,669
      Nuveen Flagship Limited Term Municipal Bond Fund
        Class A.........................................        $894,943
        Class C.........................................        $314,590

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois 60603 has been selected as auditors for the Trust. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial, fund accounting and portfolio accounting services.

  The Fund's transfer, shareholder services, and dividend paying agent is Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

APPENDIX A

Ratings of Investments

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S.

Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                    VAI-NAT 8-99

                                                  April 30, 1999   Annual Report
                                                                          NUVEEN
                                                                    Mutual Funds


Nuveen Municipal Bond Funds

Dependable, tax-free income to help
you keep more of what you earn.


Municipal Bond Fund

Insured Municipal Bond Fund

[PHOTO APPEARS HERE]


 Featuring Portfolio Management By Nuveen Investment Advisory Services
                                      A Premier Adviser/SM/ for Income Investing

     Contents

 1   Dear Shareholder

 4   Report from the Portfolio Managers

 6   Nuveen Municipal Bond Fund Highlights

 7   Nuveen Insured Municipal Bond Fund Highlights

 8   Portfolio of Investments

25   Statement of Net Assets

26   Statement of Operations

27   Statement of Changes in Net Assets

28   Notes to Financial Statements

33   Financial Highlights

35   Report of Independent Public Accountants

36   Building a Better Portfolio

37   Fund Information

DEAR Shareholder

[Photo of Timothy R. Schwertfeger appears here]

Timothy R. Schwertfeger
Chairman of the Board

I'm pleased to inform you that over the past 12 months, Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund continued to meet their primary objectives of providing you with dependable tax-free income and attractive after-tax total returns. The combination of these two components demonstrates once again that Nuveen's municipal bond funds can serve as excellent investment options for income-oriented investors.

"Improvements in productivity, spurred by technological advances, have been responsible for offsetting wage and other inflationary pressures."

The Year in Review.

The past 12 months saw the U.S. economy continue its pattern of non-inflationary growth, accompanied by low interest rates and unemployment levels that remain among the lowest in three decades. Much of the current economic growth is propelled by consumer demand, which has helped the U.S. resist the downward pull of weaker overseas markets.

     All indications point to a confident U.S. consumer who is comfortable with the current state of the economy, especially the performance of the housing, stock and job markets. This belief is reflected in the most recent Consumer Confidence Index report, issued by the Conference Board, Inc., which showed a record-setting seventh consecutive month of gains in May.

     On the global front, the turmoil of the past two years appears to be fading somewhat, as international financial markets have begun to send recovery signals.

     Inflation in the U.S. continued to operate at benign levels, with an increase of 2.2% for the 12 months ended April 30, 1999. Despite a spike in consumer prices in April, propelled by rising energy costs (which are showing signs of retreating), the general backdrop of inflation indicators continued to be mild, with the employment cost index, average hourly earnings, and import and producer price trends all remaining favorable.

     As Federal Reserve Chairman Alan Greenspan recently stated, one of the key factors in achieving today's peaceful coexistence of economic growth and low inflation has been increased productivity. Improvements in productivity, spurred by technological advances, have been responsible for offsetting wage and other inflationary pressures that we would normally expect to see as part of a growing economy.

"Municipal bonds represented a reasonably insulated haven in an otherwise turbulent market, with lower volatility relative to Treasury bonds and other fixed-income investments."

     On the interest rate front, last fall saw the Federal Reserve ease short-term rates for the first time in almost three years. Between the end of September and mid-November 1998, three successive cuts brought the federal funds rate to 4.75%, averting a potential domestic credit crunch and restoring some stability to global markets.

     Following the success of these preemptive moves, the Federal Reserve indicated that fighting inflation continued to be a top priority by remaining in a proactive mode and responding to April's increased consumer prices with a shift to a tightening bias. By doing this, the Fed signaled its continued support of the market without changing interest rates or fundamentally altering the economy.

     In the months ahead, we will continue to watch for indications from the Fed and other factors that affect the economy's future, including wage and employment statistics, reports on productivity growth, capital equipment spending, and the progress of international economic recovery. We believe these key components will influence the outlook for fixed-income markets well into the new millennium.


Municipal Bonds: An Attractive Investment Option.

     As interest rates declined over the past year, our municipal bond funds continued to provide bright spots among the various investment options, offering attractive, stable income in a market that places a high premium on yield.

     In 1998, municipal bonds represented a reasonably insulated haven in an otherwise turbulent market, with lower volatility relative to Treasury bonds and other fixed-income investments. In fact, for the first four months of 1999, municipals continued to outperform Treasuries.

     The high ratio of tax-exempt municipal yields to Treasury yields sheltered municipal bonds from the price decline that occurred in the Treasury market during the first four months of the year. While the interest rate on 30-year Treasury bonds rose from 5.10% at the end of December to 5.66% as of April 30, 1999, the yield on the Bond Buyer Revenue Bond Index, an unmanaged index of long-term municipal revenue bonds, gained just three basis points--from 5.26% to 5.29%. Given the inverse relationship between interest rates and bond prices, we saw bond prices fall as rates rose over this period.

     Though municipal bond prices did decrease, the decline was not as dramatic as the drop in Treasuries. The differential in performance reflects the fact that Treasuries had become relatively expensive as the result of safe-haven buying during the international economic crises of the past year. As the financial turmoil subsided in the first quarter of 1999, however, foreign investors returned to investing in their own countries rather than in U.S. dollar-denominated securities. The combination of an increase in interest rates and a decline in demand caused U.S. Treasuries to drop in price.

     At the end of April 1999, the ratio between long-term municipal yields and 30-year Treasury yields stood at 94%, compared with the historical average of 86% for the period of 1986-1999. For investors, this meant that quality long-term municipal bonds offered yields comparable to those of long Treasury bonds-- even before the tax advantages of municipal bonds were taken into account. On an after-tax basis in today's market, municipal bonds continue to present an exceptionally attractive investment option relative to Treasuries.

     During 1998, lower interest rates and the strong economy combined to generate high levels of new municipal issuance and a significant increase in the refinancing of existing bonds. Municipal issuance in 1998 reached $284 billion, up 29% over 1997.

     In terms of total municipal issuance, 1998 ranked as the second largest year on record, next to 1993's $292 billion.

     In the first four months of 1999, however, as the market settled into a more stable interest rate environment, refunding activity dropped off dramatically. As a result, municipal supply in 1999 has declined by approximately 25% from the levels of a year ago. This, in turn, has enhanced the attractiveness of the municipal bonds that were brought to market, as demand-- especially from individual investors--remained relatively strong.


The Value of Nuveen Expertise. Nuveen Mutual Funds are a diverse collection of investments featuring an impressive ensemble of highly regarded asset management firms--Premier Advisers/SM/--who direct the investment activities of each portfolio.

     The Premier Advisers are firms that have earned a reputation for excellence in their field of expertise--whether in municipal bonds, blue-chip growth stocks, large-cap value stocks, or international securities.

     The Premier Advisers include: Nuveen Investment Advisory Services for income investing, Rittenhouse Financial Services for growth investing, and Institutional Capital Corporation for value investing.

     For more information on Nuveen funds, contact your financial adviser for a prospectus, or call Nuveen at (800) 621-7227. Please read the prospectus carefully before you invest or send money.

     We encourage you to talk with your financial adviser about Nuveen's expanding array of investments and the ways that Nuveen funds can help you establish a diversified portfolio designed to build and sustain long-term financial security.

     Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund are two examples of the quality investments that embody Nuveen's income investing expertise--carrying on a tradition that has been established throughout Nuveen's 100-year history. More than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

     We are grateful for the confidence you have placed in us and are dedicated to maintaining your trust in the years ahead.

                                        Sincerely,

                                        /s/  Timothy R. Schwertfeger
                                        -----------------------------
                                        Timothy R. Schwertfeger
                                        Chairman of the Board
                                        June 15, 1999


"...Municipal supply in 1999 has declined... this has enhanced the attractiveness of the municipal bonds that were brought to market."

Report from the Portfolio Managers

Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund closed their fiscal years April 30, 1999, both outperforming their appropriate Lipper peer group*. Tom Spalding, portfolio manager of Nuveen Municipal Bond Fund, and Steve Krupa, portfolio manager of Nuveen Insured Municipal Bond Fund, discuss the activity within the municipal market during the year, and address the performance and key investment strategies for their respective funds.

Comments cover the fiscal year ended April 30, 1999, and all performance statistics are quoted for Class A shares at net asset value.


What economic factors affected the municipal market over the past year? The major news event of the year was the emerging foreign markets' financial crises, which caused a surge in the global demand for U.S. Treasury bonds--the world's most liquid and risk-free securities. This phenomenon is commonly referred to as a "flight to quality." However, because municipal bonds are not as attractive to foreign buyers, who generally cannot take advantage of their tax-exempt feature, the big news in `98 had little affect on the municipal market.

     The Federal Reserve Board responded to the global crisis by lowering short-term interest rates three times between late September and early November. By early 1999, investor sentiment improved and the crisis appeared to be over. However, stronger-than-expected U.S. economic growth led to a dramatic selloff in the Treasury market in February. Municipal bonds outperformed Treasury securities during the selloff.

     As the second quarter of 1999 approached, the foreign economic crises receded further into the background and the U.S. economy remained buoyant. However, inflation fears began to take hold as oil prices rebounded and the consumer price index spiked upward, causing yields on most fixed-income securities to rise.

     Municipal issuance was very strong during the funds' fiscal year, as issuers took advantage of low interest rates. Because of higher supply and lower demand, municipal bond yields exceeded taxable yields at times, making it a rewarding asset class for investors. More typically, municipals yield about 86% of comparably maturing Treasury bonds.


Tom, how did Nuveen Municipal Bond Fund perform during the year? For the fiscal year ended April 30, 1999, the total return** for Class A shares on net asset value was 6.28%, equivalent to a taxable total return of 8.46% for investors in the 31% federal income tax bracket. The fund's 6.28% total return exceeded the 5.78% average annual total return posted by the Lipper General Municipal Debt Peer Group*, ranking it 66 out of 258 national municipal bond funds.


What led to such strong performance? For more than 20 years, our objective has been to achieve the higher returns of longer-term bonds while maintaining the lower volatility of intermediate securities. As value investors, we try to identify sectors and geographic regions of the country that we think will outperform, regardless of the direction of interest rates.

     We have also worked hard to maintain a high degree of call protection in the portfolio. Bonds are typically issued with the right of the issuer to call or redeem the bond if interest rates fall. We strive to purchase bonds with seven to 10 years of call protection.


* The Lipper peer group return represents the average annualized returns of the funds in the Lipper General Municipal Debt Peer Group (for Nuveen Municipal Bond Fund) and in the Lipper Insured Municipal Debt category (for Nuveen Insured Municipal Bond Fund). The returns assume reinvestment of dividends and do not reflect any applicable sales charge.

**Total return is the sum of the fund's income and capital gains distributions plus price changes in the underlying bond portfolio.

What key strategies were used over the course of the year? Our emphasis on securities issued by the State of Illinois has been a very successful strategy. The Midwest, because of its industrial base, has rebounded strongly from the recession of the early 1990s. As a result, credit quality has improved, leading to upgrades and price appreciation within Nuveen Municipal Bond Fund's portfolio.

     While we continue to invest in the healthcare industry, we have found that it is very important to be selective. In our experience, teaching hospitals such as Northwestern Memorial Hospital have been strong credits. Northwestern Memorial, one of the leading teaching facilities in Chicago, is gaining market share, cutting costs and maintaining high levels of liquidity.

     We are also comfortable with our investments in hospitals outside the urban and suburban zones, which are dominant in their service areas. These issues are generally lower-rated but offer excellent yields.


Turning to Nuveen Insured Municipal Bond Fund, Steve, how did it perform during its fiscal year? For the fiscal year ended April 30, 1999, the total return on net asset value was 6.43%, equivalent to a taxable total return of 8.66% for investors in the 31% federal income tax bracket. This return exceeded the 6.04% average annual total return posted by the Lipper Insured Municipal Debt Peer Group*, ranking it 17 of 48 national insured municipal bond funds.

     In addition to these performance numbers, we also increased the fund's dividend during the period.


To what do you attribute the fund's strong relative performance? We chose to keep the portfolio's duration relatively short during a period when interest rates were rising, which turned out to be a good move. Bond prices fall when interest rates rise because investors can purchase new bonds with higher yields. The shorter the duration, which measures a bond's price volatility, or reaction to interest rate movements, the less sensitive the bond is to changes in interest rates.

     In addition, raising the dividend reflected our ability to buy higher yielding bonds during the year. We have also worked hard to maintain a high degree of call protection in the portfolio. As Tom mentioned, bonds are typically issued with the right of the issuer to call or redeem the bond if interest rates fall. We strive to purchase bonds with seven to 10 years of call protection.


What key strategies were used over the course of the year? Besides our duration strategy, our value-investing philosophy of seeking undervalued sectors and individual bonds proved effective during the year.

     For example, deregulation in the electric utility industry and the changing environment of health care has created investment opportunities. Industry experts predict that electric power will be offered soon to consumers from national vendors, much like long-distance telephone service is today.

     The hospital industry is undergoing consolidation in response to cutbacks in Medicare and other government reimbursement programs. These changes may create uncertainty for investors. However, we believe that our extensive research process allows us to find bonds backed by strong hospitals. These bonds are temporarily undervalued.


Tom and Steve, what is your outlook for the municipal bond market, as well as Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund? We believe that municipal bonds will continue offering attractive yields in relation to U.S. Treasury securities. Due to the fact that supply is down and the demand from retail buyers is growing, we believe that municipals could outperform taxable bonds over the next six months.

     As the outlook for the economy has strengthened over the past several months, prices for lower-rated bonds have firmed up. Because the extra yield on lower-rated securities is no longer compelling, we will be very selective in that area.

     We also see the best values for bonds maturing in 20 years rather than 30 years or longer. The 20-year bonds offer most of the yield of the longer maturities without nearly as much price volatility.

     We will continue searching for pockets of opportunity that will help us maintain the strength of the fund's dividend and total return.

   NUVEEN MUNICIPAL BOND FUND

Highlights as of April 30, 1999

Quick Facts

                                A Shares   B Shares    C Shares    R Shares
NAV                             $  9.57     $  9.57     $  9.57     $  9.58
---------------------------------------------------------------------------
April's Dividend                $0.0375     $0.0315     $0.0330     $0.0390
---------------------------------------------------------------------------
Fund Symbol                       NMBAX       NUMBX         N/A       NUVBX
---------------------------------------------------------------------------
CUSIP                         67065Q202   67065Q103   67065Q301   67065Q400
---------------------------------------------------------------------------
Inception Date                     6/95        2/97        6/95       11/76
---------------------------------------------------------------------------


Total Return (Annualized)/1/

                                       A Shares           B Shares    C Shares   R Shares
                                   NAV         Offer        NAV         NAV         NAV
1-Year                             6.28%       1.86%       5.49%       5.91%      6.59%
-----------------------------------------------------------------------------------------
5-Year                             6.97%       6.07%       6.24%       6.29%      7.24%
-----------------------------------------------------------------------------------------
10-Year                            7.18%       6.72%       6.60%       6.43%      7.44%
-----------------------------------------------------------------------------------------
1-Year TER*                        8.46%       3.96%       7.32%       7.84%      8.86%

*  Taxable Equivalent Return (31%)
/1/Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

Index Comparison/2/


        [LINE CHART APPEARS HERE]

          Nuveen Municipal    Nuveen Municipal   Lehman Brothers Municipal
         Bond Fund (Offer)    Bond Fund (NAV)           Bond Index
              $19,163             $20,004                 $21,804
--------------------------------------------------------------------------
April 1989    $ 9,580             $10,000                $10,000
--------------------------------------------------------------------------
               10,129              10,573                 10,721
--------------------------------------------------------------------------
               11,196              11,687                 11,952
--------------------------------------------------------------------------
               12,212              12,747                 13,089
--------------------------------------------------------------------------
               13,437              14,026                 14,745
--------------------------------------------------------------------------
               13,681              14,281                 15,063
--------------------------------------------------------------------------
               14,563              15,201                 16,045
--------------------------------------------------------------------------
               15,478              16,156                 17,342
--------------------------------------------------------------------------
               16,541              17,267                 18,652
--------------------------------------------------------------------------
               18,031              18,821                 20,387
--------------------------------------------------------------------------
April 1999     19,163              20,004                 21,804
--------------------------------------------------------------------------


Monthly Tax-Free Dividends (Class A Shares)/3/

     [BAR CHART APPEARS HERE]

May 1998          .0375
-----------------------
June 1998         .0375
-----------------------
July 1998         .0375
-----------------------
August 1998       .0375
-----------------------
September 1998    .0375
-----------------------
October 1998      .0375
-----------------------
November 1998     .0375
-----------------------
December 1998     .0375
-----------------------
January 1999      .0375
-----------------------
February 1999     .0375
-----------------------
March 1999        .0375
-----------------------
April 1999        .0375
-----------------------

/3/The Fund also paid shareholders capital gains and net ordinary income distributions in December of $0.0256 per share.


Portfolio Statistics

Fund Net Assets                $3.0 billion
-------------------------------------------
Effective Maturity              17.44 years
-------------------------------------------
Average
Effective Duration                     5.99
-------------------------------------------

Top Five Sectors

Utilities                               23%
-------------------------------------------
Health Care                             18%
-------------------------------------------
U.S. Guaranteed                         15%
-------------------------------------------
Tax Obligation (Limited)                 9%
-------------------------------------------
Water and Sewer                          9%
-------------------------------------------


Bond Credit Quality**

[PIE CHART APPEARS HERE]


AAA/U.S. Grtd................44%
AA...........................34%
A............................13%
BBB/NR....................... 9%


**as a percentage of total bond holdings



Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.


/2/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses. For periods prior to inception of Class A shares, performance reflects Class R share performance adjusted for differences in expenses, which are primarily differences in distribution and service fees.

Past performance is not predictive of future results.

     NUVEEN INSURED MUNICIPAL BOND FUND

Highlights as of April 30, 1999


Quick Facts
                                      A Shares    B Shares    C Shares    R Shares
NAV                                    $ 11.16     $ 11.16     $ 11.05     $ 11.11
----------------------------------------------------------------------------------
April's Dividend                       $0.0450     $0.0380     $0.0395     $0.0465
----------------------------------------------------------------------------------
Fund Symbol                              NMBIX       NMBBX       NMBKX       NITNX
----------------------------------------------------------------------------------
CUSIP                                67065Q509   67065Q608   67065Q707   67065Q806
----------------------------------------------------------------------------------
Inception Date                            9/94        2/97        9/94       12/86
----------------------------------------------------------------------------------

Total Return (Annualized)/1/

                                              A Shares           B Shares    C Shares   R Shares
                                           NAV        Offer        NAV         NAV        NAV
1-Year                                    6.43%       1.99%       5.63%       5.86%      6.62%
----------------------------------------------------------------------------------------------
5-Year                                    7.21%       6.29%       6.38%       6.38%      7.37%
----------------------------------------------------------------------------------------------
10-Year                                   7.68%       7.21%       7.06%       6.86%      7.89%
----------------------------------------------------------------------------------------------
1-Year TER*                               8.66%       4.13%       7.51%       7.83%      8.94%

*   Taxable Equivalent Return (31%)

/1/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

Index Comparison/2/


               [LINE CHART APPEARS HERE]


Lehman Brothers Municipal      Nuveen Ins Municipal      Nuveen Ins Municipal
       Bond Index                Bond Fund (NAV)          Bond Fund (Offer)
         $21,804                     $20,946                   $20,066
-----------------------------------------------------------------------------
         $10,000                     $10,000                   $ 9,580
-----------------------------------------------------------------------------
         $10,721                     $10,502                   $10,061
-----------------------------------------------------------------------------
         $11,953                     $11,720                   $11,228
-----------------------------------------------------------------------------
         $13,090                     $12,909                   $12,367
-----------------------------------------------------------------------------
         $14,746                     $14,657                   $14,041
-----------------------------------------------------------------------------
         $15,063                     $14,791                   $14,170
-----------------------------------------------------------------------------
         $16,065                     $15,864                   $15,198
-----------------------------------------------------------------------------
         $17,343                     $17,009                   $16,295
-----------------------------------------------------------------------------
         $18,652                     $18,049                   $17,291
-----------------------------------------------------------------------------
         $20,387                     $19,682                   $18,855
-----------------------------------------------------------------------------
         $21,804                     $20,946                   $20,066
-----------------------------------------------------------------------------

Past performance is not predictive of future results.

Monthly Tax-Free Dividends (Class A Shares)/3/



                           [BAR CHART APPEARS HERE]



May         1998             .0445
June        1998             .0445
July        1998             .0445
August      1998             .0445
September   1998             .0445
October     1998             .0445
November    1998             .0445
December    1998             .0445
January     1999             .0450
February    1999             .0450
March       1999             .0450
April       1999             .0450

/3/ The Fund also paid shareholders capital gains and net ordinary income distributions in December of $0.0326 per share.

Portfolio Statistics


Fund Net Assets                         $861 million
-----------------------------------------------------
Effective Maturity                       18.10 years
-----------------------------------------------------
Average
Effective Duration                              6.26
-----------------------------------------------------

Top Five Sectors

U.S. Guaranteed                                   32%
-----------------------------------------------------
Health Care                                       15%
-----------------------------------------------------
Tax Obligation (General)                          11%
-----------------------------------------------------
Utilities                                         10%
-----------------------------------------------------
Housing (Single Family)                            9%
-----------------------------------------------------

Bond Credit Quality**

                           [PIE CHART APPEARS HERE]

Insured          68%
Insured & U.S.
Guaranteed       29%
U.S. Guaranteed   3%


**as a percentage of total bond holdings


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

/2/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses. For periods prior to inception of Class A shares, performance reflects Class R share performance adjusted for differences in expenses, which are primarily differences in distribution and service fees.

Past performance is not predictive of future results.

               Portfolio of Investments
               Nuveen Municipal Bond Fund
               April 30, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama -- 1.4%

$ 3,255,000    The Board of Trustees of Alabama, Agricultural and Mechanical                 5/08 at 102         AAA    $ 3,173,332
                 University, Revenue Bonds, Series 1998, 5.000%, 11/01/25

  7,000,000    City of Birmingham, Alabama, Water and Sewer Revenue Warrants, Series         1/08 at 101         AA-      6,500,900
                 1998-A, 4.750%, 1/01/29

               Jefferson County, Alabama, Sewer Revenue Capital Improvement
               Warrants, Series 1999-A:
  4,000,000      5.750%, 2/01/38                                                             2/09 at 101         AAA      4,271,280
 16,000,000      5.125%, 2/01/39                                                             2/09 at 101         AAA     15,653,280

 12,000,000    Baptist Medical Center Special Care Facilities Financing Authority           11/08 at 101         AAA     11,554,440
                 of the City of Montgomery, Alabama, Revenue Bonds, Series 1998-B
                 (Baptist Health), 5.000%, 11/15/29
------------------------------------------------------------------------------------------------------------------------------------
               Alaska -- 0.4%

 12,375,000    Alaska Housing Finance Corporation, Collateralized Home Mortgage             12/03 at 102         AAA     12,624,604
                 Bonds, 1990 Series A, 5.850%, 6/01/25
------------------------------------------------------------------------------------------------------------------------------------
               Arizona -- 2.4%

  7,750,000    Arizona Board of Regents, Arizona State University, System Revenue            7/02 at 101          AA      8,230,965
                 Refunding Bonds, Series 1992-A, 5.750%, 7/01/12

 21,600,000    Salt River Project Agricultural Improvement and Power District,               1/02 at 100          AA     22,095,288
                 Arizona, Salt River Project Electric System Revenue Bonds, 1992
                 Series C, 5.500%, 1/01/28

  8,580,000    Salt River Project Agricultural Improvement and Power District,               7/99 at 100          AA      8,646,495
                 Arizona, Salt River Project Electric System Revenue Bonds, 1973
                 Series A, 5.000%, 1/01/10

               Salt River Project Agricultural Improvement and Power District,
               Arizona, Salt River Project Electric System Revenue Refunding Bonds,
               1993 Series C:
  5,000,000      4.900%, 1/01/08                                                             1/04 at 102          AA      5,176,450
 19,320,000      4.750%, 1/01/17                                                             1/04 at 100          AA     18,679,349

  7,000,000    The Industrial Development Authority of the City of Scottsdale, Arizona,      9/01 at 102         AAA      7,394,940
                 Hospital Revenue Refunding Bonds (Scottsdale Memorial Hospitals),
                 Series 1996-A, 5.625%, 9/01/12
------------------------------------------------------------------------------------------------------------------------------------
               Arkansas -- 0.5%

 11,210,000    Jefferson County, Arkansas, Hospital Refunding Revenue Bonds,                 7/03 at 102           A     12,162,177
                 Series 1993, 6.000%, 7/01/06

  4,000,000    Jefferson County, Arkansas, Pollution Control Revenue Refunding              12/02 at 102        BBB-      4,015,000
                 Bonds (Entergy Arkansas, Inc. Project), Series 1997,
                 5.600%, 10/01/17
------------------------------------------------------------------------------------------------------------------------------------
               California -- 13.3%

 21,220,000    California Health Facilities Financing Authority, Insured                     7/04 at 102         AAA     21,402,916
                 Health Facility Refunding Revenue Bonds (Catholic Healthcare West),
                 1994 Series A, 5.000%, 7/01/14

               State of California, Department of Water Resources, Central Valley Project,
               Water System Revenue Bonds, Series L:
 15,515,000      5.700%, 12/01/16                                                        6/03 at 101 1/2          AA     16,417,042
  9,500,000      5.750%, 12/01/19                                                        6/03 at 101 1/2          AA     10,029,720
 12,250,000      5.500%, 12/01/23                                                        6/03 at 101 1/2          AA     12,644,083

 21,000,000    State of California, Department of Water Resources, Central                  12/03 at 101          AA     20,185,410
                 Valley Project, Water System Revenue Bonds, Series M,
                 4.875%, 12/01/27

 12,000,000    State Public Works Board of the State of California, Lease                   11/04 at 102         Aaa     14,148,120
                 Revenue Bonds (Department of Corrections), 1994 Series A
                 (California State Prison-Monterey County (Soledad II)),
                 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

 11,500,000    California Statewide Communities Development Authority,                      10/03 at 102         AAA     12,380,325
                 Insured Health Facilities Revenue, Certificates of Participation
                 (UniHealth America), 1993 Series A, 5.500%, 10/01/14


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$38,795,000    California Statewide Communities Development Authority,                       7/03 at 102          AA    $39,409,901
                 Certificates of Participation, St. Joseph Health System
                 Obligated Group, 5.500%, 7/01/23

 15,725,000    Central Joint Powers Health Financing Authority, Certificates                 2/03 at 102        Baa1     15,905,680
                 of Participation, Series 1993 (Community Hospital of
                 Central California), 5.250%, 2/01/13

  9,000,000    East Bay Municipal Utility District (Alameda and Contra Costa                 6/03 at 102         AAA      8,863,560
                 Counties, California), Water System Subordinated Revenue
                 Refunding Bonds, Series 1993A, 5.000%, 6/01/21

               Foothill/Eastern Transportation Corridor Agency, California,
               Toll Road Revenue Bonds, Series 1995A:
 45,000,000      0.000%, 1/01/23                                                            No Opt. Call         BBB-    12,728,700
 15,000,000      6.000%, 1/01/34                                                             1/05 at 102         BBB-    16,116,150

 17,040,000    Los Angeles Convention and Exhibition Center Authority, Lease                 8/03 at 102         AAA     17,433,965
                 Revenue Bonds, 1993 Refunding Series A, City of Los Angeles,
                 California, 5.125%, 8/15/13

 17,575,000    Department of Water and Power of the City of Los Angeles,                     4/02 at 102       AA***     19,228,456
                 California, Water Works Revenue Bonds, Issue of 1992,
                 6.500%, 4/15/32

 16,000,000    The City of Los Angeles, California, Refunding Series 1993-B,                 6/03 at 102         AAA     16,924,320
                 5.700%, 6/01/23

 20,670,000    The City of Los Angeles, California, Wastewater System Revenue               11/03 at 102         AAA     20,891,376
                 Bonds, Series 1993-D, 5.200%, 11/01/21

 15,750,000    Los Angeles County Metropolitan Transit Authority, Proposition                7/03 at 102         AA-     16,515,765
                 A, Sales Tax Revenue Refunding Bonds, Series 1993-A, 5.500%,
                 7/01/13

               Los Angeles County Metropolitan Transit Authority,
                 Proposition C, Sales Tax Revenue Second Senior Bonds,
                 Series 1993-B:
 20,935,000      4.750%, 7/01/18                                                             7/03 at 102         AAA     20,355,938
  8,000,000      5.250%, 7/01/23                                                             7/03 at 102         AAA      8,106,560

 10,500,000    Los Angeles County Sanitation Districts Financing Authority,                 10/03 at 102          AA     11,081,805
                 Capital Projects Revenue Bonds, 1993 Series A (Senior Ad
                 Valorem Obligation Bonds), 5.375%, 10/01/13

 31,360,000    Los Angeles County Transportation Commission, California,                     7/02 at 102         Aaa     34,947,270
                 Proposition C, Sales Tax Revenue, Second Senior Bonds,
                 Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)

  5,000,000    The Metropolitan Water District of Southern California, Water                 7/02 at 102          AA      5,210,450
                 Revenue Bonds, Issue of 1992, 5.500%, 7/01/19

 17,700,000    Sacramento County Sanitation Districts Financing Authority,                  12/03 at 102          AA     16,730,040
                 1993 Revenue Bonds, 4.750%, 12/01/23

  8,050,000    The Regents of the University of California, Refunding Revenue                9/02 at 102         AAA      9,039,989
                 Bonds (Multiple Purpose Projects), Series A, 6.875%,
                 9/01/16 (Pre-refunded to 9/01/02)
-----------------------------------------------------------------------------------------------------------------------------------
               Colorado -- 1.0%

 22,060,000    Colorado Housing and Finance Authority, Single Family Housing                11/01 at 102         Aa1     23,214,620
                 Revenue Refunding Bonds, 1991 Series A, 7.250%, 11/01/31

  6,595,000    City and County of Denver, Colorado, Airport System Revenue                  11/01 at 100         AAA      6,890,588
                 Bonds, Series 1996D, 5.875%, 11/15/16
-----------------------------------------------------------------------------------------------------------------------------------
               Connecticut -- 0.1%

  2,970,000    Connecticut Resources Recovery Authority, Bridgeport Resco                7/99 at 100 1/2           A      2,995,275
                 Company, L.P. Project Bonds, Series B, 8.625%, 1/01/04
-----------------------------------------------------------------------------------------------------------------------------------
               District of Columbia -- 0.6%

 20,700,000    Washington Convention Center Authority (Washington, D.C.),                   10/08 at 100         AAA     19,055,385
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 4.750%, 10/01/28
-----------------------------------------------------------------------------------------------------------------------------------
               Florida -- 2.1%

 31,000,000    Hillsborough County Industrial Development Authority,                         5/02 at 103          AA     35,201,740
                 Pollution Control Revenue Refunding Bonds (Tampa Electric
                 Company Project), Series 1992, 8.000%, 5/01/22

 25,000,000    Orlando Utilities Commission, Water and Electric Subordinated                10/99 at 100         Aa2     24,396,250
                 Revenue Bonds, Series 1989D, 5.000%, 10/01/23

  1,270,000    The Elderly Housing Corporation of Sarasota, Inc. (Elderly                   7/99 at 103         N/R      1,313,282
                 Housing Project for the Sarasota Housing Authority),
                 First Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09

9

                    Portfolio of Investments
                    Nuveen Municipal Bond Fund (continued)
                    April 30, 1999

 Principal                                                                                 Optional Call                     Market
    Amount     Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Hawaii - 0.3%

$ 8,000,000    Department of Budget and Finance of the State of Hawaii, Special Purpose      7/01 at 102         AAA    $ 8,813,440
                 Revenue Bonds, Kapiolani Health Care System Obligated Group (Pali Momi
                 Medical Center Project), Series 1991, 7.650%, 7/01/19 (Pre-refunded to
                 7/01/01)
-----------------------------------------------------------------------------------------------------------------------------------
               Illinois - 19.2%

 16,545,000    City of Chicago, General Obligation Bonds (Emergency Telephone System),       1/03 at 102         AAA     17,889,943
                 Series 1993, 5.625%, 1/01/23 (Pre-refunded to 1/01/03)

  7,880,000    City of Chicago, General Obligation Bonds, Series 1993, 5.250%, 1/01/18       1/04 at 102         AAA      7,947,768

 21,335,000    Chicago Metropolitan Housing Development Corporation, Housing Development     7/02 at 102          AA     22,846,585
                 Revenue Refunding Bonds (FHA-Insured Mortgage Loans--Section 8 Assisted
                 Projects), Series 1992B, 6.900%, 7/01/22

  7,965,000    City of Chicago, Motor Fuel Tax Revenue Bonds, Refunding Series 1993,         1/03 at 101         AAA      7,871,332
                 5.000%, 1/01/16

 21,710,000    City of Chicago (Illinois), Chicago O'Hare International Airport, General     1/04 at 102         AAA     21,384,784
                 Airport Second Lien Revenue Refunding Bonds, 1993 Series C, 5.000%, 1/01/18

 61,150,000    City of Chicago (Illinois), Chicago O'Hare International Airport, General     1/04 at 102          A+     60,093,940
                 Airport Revenue Refunding Bonds, 1993 Series A, 5.000%, 1/01/16

 22,335,000    City of Chicago, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15          11/06 at 102         AAA     22,360,015

 25,380,000    The County of Cook (Illinois), General Obligation Bonds, Series 1993A,       11/03 at 100         AAA     24,458,706
                 5.000%, 11/15/23

 17,300,000    DuPage Water Commission (DuPage, Cook and Will Counties, Illinois),           3/02 at 100         AAA     18,148,911
                 Illinois), General Obligation Water Refunding Bonds, Series 1992,
                 5.750%, 3/01/11

 11,350,000    DuPage Water Commission (DuPage, Cook and Will Counties, Illinois), Water     5/03 at 102         Aa1     11,718,081
                 Refunding Revenue Bonds, Series 1993, 5.250%, 5/01/14

  8,500,000    Illinois Development Finance Authority, Revenue and Refunding Bonds,          2/00 at 102     Baa2***      8,985,350
                 Series 1990A (Columbus-Cuneo-Cabrini Medical Center), 8.500%, 2/01/15
                 (Pre-refunded to 2/01/00)

 17,075,000    Illinois Educational Facilities Authority, Revenue Refunding Bonds,           7/03 at 102         Aa1     17,689,700
                 The University of Chicago, Series 1993B, 5.600%, 7/01/24

 55,100,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1994A             8/04 at 102          AA     58,809,883
                 (Northwestern Memorial Hospital), 6.000%, 8/15/24

  6,115,000    Illinois Health Facilities Authority, Revenue Refunding Bonds,               10/03 at 102          A-      6,116,345
                 Series 1993 (Illinois Masonic Medical Center), 5.500%, 10/01/19

 10,000,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1992             10/02 at 102         AAA     10,835,700
                 (Highland Park Hospital), 6.200%, 10/01/22

 34,120,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1993             11/03 at 102         AAA     34,728,018
                 (Rush-Presbyterian-St. Luke's Medical Center Obligated Group), 5.500%,
                 11/15/25

  7,275,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1994              3/04 at 102         AAA      8,003,155
                 (Southern Illinois Hospital Services), 5.850%, 3/01/14 (Pre-refunded to 3/01/04)

  3,000,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1998A            11/08 at 101         AAA      2,880,840
                 (Rush-Presbyterian-St. Luke's Medical Center Obligated Group), 5.000%,
                 11/15/24

 15,000,000    Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue            2/06 at 102         AAA     16,049,700
                 Bonds, Series 1996 (Sinai Health System), 6.000%, 2/15/24

 15,100,000    State of Illinois, General Obligation Bonds, Series of March 1992            10/02 at 102          AA     16,465,795
                 (Full Faith and Credit), 6.200%, 10/01/04

               State of Illinois, General Obligation Bonds, Series of August 1992
               (Full Faith and Credit):
 14,750,000      5.875%, 6/01/10                                                             6/02 at 102          AA     15,783,680
  5,000,000      5.875%, 6/01/11                                                             6/02 at 102          AA      5,357,950

 10,000,000    State of Illinois, General Obligation Bonds, Series of April 1993             4/03 at 102          AA     10,614,800
                 (Full Faith & Credit), 5.700%, 4/01/18

 14,200,000    State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds),            6/03 at 102         AAA     14,373,240
                 Series S, 5.250%, 6/15/18

 15,315,000    State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds),            6/01 at 100         AAA     15,965,581
                 Series O, 6.000%, 6/15/18

               The Illinois State Toll Highway Authority, Toll Highway Priority
                 Revenue Bonds, 1992 Series A:
 20,000,000        6.450%, 1/01/13 (Pre-refunded to 1/01/03)                                 1/03 at 102      AA-***     22,157,400
  8,805,000        6.200%, 1/01/16 (Pre-refunded to 1/01/03)                                 1/03 at 102         AAA      9,692,808



  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois (continued)

               Metropolitan Pier and Exposition Authority (Illinois),
               McCormick Place Expansion Project Bonds, Series 1992A:
$11,305,000      0.000%, 6/15/17                                                            No Opt. Call         AAA    $ 4,474,180
 43,180,000      6.500%, 6/15/27 (Pre-refunded to 6/15/03)                                   6/03 at 102         Aaa     48,426,370

 15,950,000    Metropolitan Pier and Exposition Authority (Illinois),                       No Opt. Call         AAA      4,894,736
                 McCormick Place Expansion Project Refunding Bonds, Series
                 1996A, 0.000%, 12/15/21

 16,510,000    Metropolitan Pier and Exposition Authority (Illinois),                        6/07 at 101         AAA     17,116,082
                 Dedicated State Tax Revenue Bonds, Series 1997, 5.125%, 6/01/11

  5,000,000    Regional Transportation Authority, Cook, DuPage, Kane, Lake,                  6/03 at 102         AAA      5,471,700
                 McHenry and Will Counties (Illinois), General Obligation
                 Refunding Bonds, Series 1993B, 5.800%, 6/01/13
                 (Pre-refunded to 6/01/03)

  1,615,000    The Elderly Housing Corporation of Zion (Illinois), Housing                   9/99 at 102           A      1,659,219
                 Development Revenue Bonds (Dell-Zion Associates-Section 8
                 Assisted Project), Series 1978, 7.750%, 3/01/10
------------------------------------------------------------------------------------------------------------------------------------
               Indiana -- 3.6%

 10,835,000    Duneland School Building Corporation, First Mortgage Bonds,                   8/07 at 101         AAA     11,851,431
                 Series 1997, 5.450%, 8/01/15 (Pre-refunded to 8/01/07)

 11,590,000    Indiana Health Facility Financing Authority, Hospital Revenue                 9/02 at 102         AAA     12,536,092
                 Refunding Bonds, Series 1992A (Methodist Hospital of
                 Indiana, Inc.), 5.750%, 9/01/11

 49,600,000    Indiana Health Facilities Financing Authority, Hospital                      11/03 at 102         Aa2     51,331,040
                 Revenue Bonds (Daughters of Charity), Series 1993, 5.750%, 11/15/22

 10,100,000    Indiana State Office Building Commission Correctional                        12/01 at 102      Aa3***     10,966,075
                 Facilities Program, Revenue Bonds, Series 1991, 6.375%,
                 7/01/16 (Pre-refunded to 12/01/01)

  2,750,000    The Indianapolis Local Public Improvement Bond Bank, Series                   2/03 at 102          AA      3,016,283
                 1992 D, 6.750%, 2/01/20

 12,500,000    The Indianapolis Local Public Improvement Bond Bank, Series                   1/03 at 102         AAA     13,447,125
                 1993 A, 6.000%, 1/10/18

  2,350,000    Southwind Housing, Inc., 7.125%, 11/15/21                                    No Opt. Call      N/R***      2,616,937
------------------------------------------------------------------------------------------------------------------------------------
               Iowa -- 0.2%

  3,815,000    City of Davenport, Iowa, Hospital Facility Revenue Bonds                      7/02 at 100         AAA      4,216,567
                 (Mercy Hospital Project), Series 1992, 6.625%, 7/01/14
                 (Pre-refunded to 7/01/02)

  2,915,000    Iowa Housing Finance Authority, Single Family Mortgage Bonds,                 8/99 at 100         Aaa      2,924,853
                 1977 Series A, 5.875%, 8/01/08
------------------------------------------------------------------------------------------------------------------------------------
               Kentucky -- 3.0%

 34,500,000    County of Carroll, Kentucky, Collateralized Pollution Control                 9/02 at 102         Aa2     38,643,795
                 Revenue Bonds (Kentucky Utilities Company Project), 1992
                 Series A, 7.450%, 9/15/16

  1,725,000    Kentucky Housing Corporation, Housing Revenue Bonds                           7/01 at 102         AAA      1,801,694
                 (FHA-Insured/VA Guaranteed), 1991 Series A, 7.250%, 1/01/17

               Kentucky Housing Corporation, Housing Revenue Bonds, 1993
               Series B (Federally Insured or Guaranteed Mortgage Loans):
 17,600,000      5.300%, 7/01/10                                                             1/04 at 102         AAA     18,207,552
 14,400,000      5.400%, 7/01/14                                                             1/04 at 102         AAA     14,870,592

 16,980,000    The Turnpike Authority of Kentucky, Resource Recovery Road                    7/99 at 100          A+     16,985,434
                 Revenue Refunding Bonds, 1987 Series A, 5.000%, 7/01/08
------------------------------------------------------------------------------------------------------------------------------------
               Maine -- 0.8%

               Maine State Housing Authority, Mortgage Purchase Bonds, 1994
               Series A:
 13,650,000      5.650%, 11/15/20                                                            2/04 at 102          AA     13,901,433
 10,000,000      5.700%, 11/15/26                                                            2/04 at 102          AA     10,178,300
------------------------------------------------------------------------------------------------------------------------------------
               Maryland -- 0.1%

  2,500,000    Community Development Administration, Maryland Department of                  1/07 at 102         Aa2      2,654,100
                 Housing and Community Development, Housing Revenue Bonds,
                 Series 1996A, 5.875%, 7/01/16

            Portfolio of Investments
            Nuveen Municipal Bond Fund (continued)
            April 30, 1999




  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Massachusetts -- 3.1%

$15,000,000    Massachusetts Bay Transportation Authority, Certificates of                   8/00 at 102         AAA    $16,067,550
                 Participation, 1990 Series A, 7.650%, 8/01/15
                 (Pre-refunded to 8/01/00)

  5,170,000    The Commonwealth of Massachusetts, General Obligation Refunding              No Opt. Call         AA-      5,335,595
                 Bonds, 1993 Series C, 4.700%, 8/01/02

               Massachusetts Water Resources Authority, General Revenue Bonds,
               1990 Series A:
  6,500,000      7.500%, 4/01/16 (Pre-refunded to 4/01/00)                                   4/00 at 102         AAA      6,875,700
  9,605,000      6.000%, 4/01/20 (Pre-refunded to 4/01/00)                                   4/00 at 100         AAA      9,845,989

               Massachusetts Water Resources Authority, General Revenue Refunding
               Bonds, 1993 Series B:
 14,890,000      5.250%, 3/01/13                                                             3/03 at 102          A1     15,360,226
 10,795,000      5.000%, 3/01/22                                                             3/03 at 100          A1     10,444,594

               Massachusetts Water Resources Authority, General Revenue Bonds,
               1993 Series C:
 12,705,000      5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                12/04 at 102         Aaa     13,779,589
 13,345,000      5.250%, 12/01/20                                                           12/04 at 102          A1     13,373,291
------------------------------------------------------------------------------------------------------------------------------------
               Michigan -- 6.0%

 15,000,000    School District of the City of Detroit, Wayne County, Michigan,               5/06 at 102         AAA     16,639,950
                 School Building and Site Improvement Bonds (Unlimited Tax General
                 Obligation), Series 1996A, 5.700%, 5/01/25
                 (Pre-refunded to 5/01/06)

 10,000,000    School District of the City of Detroit, Wayne County, Michigan,               5/09 at 101         AAA      9,379,600
                 School Building and Site Improvement Bonds (Unlimited Tax
                 General Obligation), Series 1998B, 4.750%, 5/01/28

  3,370,000    Michigan Higher Education Facilities Authority, Limited                       5/08 at 100          AA      3,332,323
                 Obligation Revenue and Revenue Refunding Bonds, Series 1998C
                 (Aquinas College Project), 5.125%, 5/01/16

               State Building Authority, State of Michigan, 1998 Revenue Bonds Series I
               (Facilities Program):
  7,500,000      4.750%, 10/15/17                                                           10/09 at 100          AA      7,253,625
  6,000,000      4.750%, 10/15/21                                                           10/09 at 100          AA      5,671,140

               Michigan State Hospital Finance Authority, Hospital Revenue and Refunding
               Bonds (The Detroit Medical Center Obligated Group), Series 1993B:
 19,585,000      5.750%, 8/15/13                                                             8/04 at 102         BBB     19,395,026
 69,575,000      5.500%, 8/15/23                                                             8/04 at 102         BBB     66,258,360

  3,000,000    Michigan State Hospital Finance Authority, Hospital Revenue                  10/05 at 100         AAA      3,576,990
                 Refunding Bonds (Genesys Health System Obligated Group),
                 Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

 12,080,000    Michigan State Housing Development Authority, Rental Housing                  4/04 at 102         AAA     12,583,253
                 Revenue Bonds, 1994 Series B, 5.700%, 4/01/12

 15,600,000    State of Michigan, State Trunk Line Fund Bonds, Series 1992A,                10/02 at 100         AA-     16,116,204
                 5.500%, 10/01/21

 16,805,000    Hospital Finance Authority of the City of St. Joseph, Revenue                 1/04 at 102         AAA     16,949,523
                 Refunding Bonds (Mercy Memorial Medical Center Obligated Group),
                 Series 1993, 5.250%, 1/01/16
------------------------------------------------------------------------------------------------------------------------------------
               Minnesota -- 0.4%

  2,110,000    Minnesota Housing Finance Agency, Housing Development Bonds,                  8/99 at 101          AA      2,139,835
                 1977 Series A, 6.250%, 2/01/20

  8,375,000    Minnesota Housing Finance Agency, Rental Housing Bonds, 1995                  2/05 at 102         AAA      8,805,978
                 Series D, 5.800%, 8/01/11
------------------------------------------------------------------------------------------------------------------------------------
               Mississippi -- 0.3%

  7,500,000    Mississippi Business Finance Corporation, Pollution Control                  10/03 at 102        BBB-      7,537,350
                 Revenue Refunding Bonds (System Energy Resources, Inc. Project),
                 Series 1998, 5.875%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------
               Missouri -- 0.9%

  3,650,000    The Industrial Development Authority of the City of Kansas City,             11/08 at 102         N/R      3,533,200
                 Missouri, Retirement Facility Refunding and Improvement Revenue Bonds,
                 Series 1998A (Kingswood Project), 5.800%, 11/15/17

  6,195,000    Missouri Housing Development Commission, Housing Development Bonds,           9/99 at 101         AA+      6,307,006
                 Series B 1979 (Federally Insured Mortgage Bonds), 7.000%, 9/15/22

 15,750,000    Health and Educational Facilities Authority of the State of              10/99 at 102 1/2        BBB+     16,437,015
                 Missouri, Health Facilities Refunding and Improvement Revenue
                 Bonds (Heartland Health Systems Project), Series 1989,
                 8.125%, 10/01/10


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Montana - 0.2%

$ 5,825,000    Montana Health Facility Authority, Health Care Revenue Bonds, Series 1996     6/06 at 102        BBB-    $ 6,134,249
                (Community Medical Center, Inc.), 6.375%, 6/01/18
-----------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 0.8%

 23,515,000    Consumers Public Power District, Nebraska, Nuclear Facility Revenue Bonds,    7/99 at 100          A+     23,542,277
                1968 Series, 5.100%, 1/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Nevada - 0.4%

  2,000,000    City of Henderson, Nevada, Local Improvement District No. T-4 (Green          5/09 at 103         N/R      1,998,840
                Valley Properties), Senior Limited Obligation Refunding Bonds, 1999
                Series A, 5.900%, 11/01/18

  8,630,000    City of Reno, Nevada, Insured Hospital Revenue Bonds (St. Mary's Regional     5/03 at 102         AAA      9,264,391
                Medical Center), Series 1993A, 5.800%, 5/15/13
-----------------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 0.3%

  8,500,000    The Industrial Development Authority of the State of New Hampshire,          12/01 at 103          A-      9,239,330
                Pollution Control Revenue Bonds (Central Maine Power Company Project),
                1984 Series B, 7.375%, 5/01/14
-----------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 0.4%

 10,750,000    New Jersey Housing and Mortgage Finance Agency, Housing Revenue Bonds, 1992   5/02 at 102          A+     11,644,830
                Series A, 6.950%, 11/01/13
-----------------------------------------------------------------------------------------------------------------------------------
               New York - 7.0%

 11,190,000    Battery Park City Authority, Senior Revenue Refunding Bonds, Series 1993A,   11/03 at 102          AA     11,230,060
                5.000%, 11/01/13

  5,000,000    Municipal Assistance Corporation for the City of New York (A Public          No Opt. Call          AA      5,581,800
                Benefit Corporation of the State of New York), Series L Bonds (Issued
                Pursuant to the 1991 General Bond Resolution), 6.000%, 7/01/07

  2,350,000    The City of New York, General Obligation Bonds, Fiscal 1996 Series C,        No Opt. Call          A-      2,560,889
                6.000%, 8/15/04

  8,000,000    The City of New York, General Obligation Bonds, Fiscal 1994 Series D,     8/03 at 101 1/2          A-      8,435,120
                5.750%, 8/15/11

  8,525,000    The City of New York, General Obligation Bonds, Fiscal 1992 Series C,     8/02 at 101 1/2         AAA      9,416,204
                Fixed Rate Bonds, Subseries C-1, 6.625%, 8/01/12 (Pre-refunded to
                8/01/02)

               The City of New York, General Obligation Bonds, Fiscal 1996 Series G:
  7,500,000     5.900%, 2/01/05                                                             No Opt. Call          A-      8,157,450
 12,655,000     5.750%, 2/01/17                                                          2/06 at 101 1/2          A-     13,459,352

 15,620,000    The City of New York, General Obligation Bonds, Fiscal 1997 Series E,     8/06 at 101 1/2          A-     16,986,594
                6.000%, 8/01/16

 14,000,000    The City of New York, General Obligation Bonds, Fiscal 1995 Series F,         2/05 at 101       A-***     15,973,860
                6.625%, 2/15/25 (Pre-refunded to 2/15/05)

 11,770,000    The City of New York, General Obligation Bonds, Fiscal 1998 Series J,         8/08 at 101          A-     12,341,316
                5.375%, 8/01/13

  4,000,000    The City of New York, General Obligation Bonds, Fiscal 1999 Series H,         3/09 at 101          A-      3,823,680
                5.000%, 3/15/29

  8,600,000    New York City Municipal Water Finance Authority, Water and Sewer          6/02 at 101 1/2          A1      9,199,678
                System Revenue Bonds, Fiscal 1993 Series A, 6.000%, 6/15/17

 10,000,000    New York City Transitional Finance Authority, Future Tax Secured              5/09 at 101          AA      9,426,800
                Bonds, Fiscal 1999 Series B, 4.750%, 11/01/23

  8,400,000    Dormitory Authority of the State of New York, Beth Israel Medical            11/00 at 102         AAA      9,102,828
                Center Revenue Bonds, Series 1996, 6.000%, 11/01/15

  8,000,000    Dormitory Authority of the State of New York, Mental Health Services          2/07 at 102          A-      8,277,920
                Facilities Improvement Revenue Bonds, Series 1997B, 5.500%, 8/15/17

               New York State Housing Finance Agency, Health Facilities Revenue
               Bonds (New York City), 1990 Series A Refunding:
 16,160,000     8.000%, 11/01/08 (Pre-refunded to 11/01/00)                                 11/00 at 102         AAA     17,541,034
  3,330,000     8.000%, 11/01/08                                                            11/00 at 102        BBB+      3,544,485

  8,000,000    New York Local Government Assistance Corporation (A Public Benefit            4/02 at 102         AAA      8,892,480
                Corporation of the State of New York), Series 1991D Bonds, 7.000%,
                4/01/18 (Pre-refunded to 4/01/02)

 11,490,000    State of New York Mortgage Agency, Mortgage Revenue Bonds, Eighth            10/99 at 100         Aaa     11,774,378
                Series A, 6.875%, 4/01/17

Portfolio of Investments
Nuveen Municipal Bond Fund (continued)
April 30, 1999

   Principal                                                                               Optional Call                     Market
      Amount   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

$ 17,270,000   Power Authority of the State of New York, General Purpose Bonds,              1/03 at 102         Aaa   $ 18,484,772
                 Series CC, 5.250%, 1/01/18 (Pre-refunded to 1/01/03)

   5,000,000   Triborough Bridge and Tunnel Authority (New York), General Purpose            1/04 at 100         Aa3      4,739,350
                 Revenue Bonds, Series 1994A, 4.750%, 1/01/19
------------------------------------------------------------------------------------------------------------------------------------
               North Carolina - 3.2%

  16,750,000   North Carolina Eastern Municipal Power Agency, Power System Revenue           7/99 at 100        Baa1     16,775,293
                 Bonds, Refunding Series 1989 A, 6.500%, 1/01/24

  68,450,000   North Carolina Eastern Municipal Power Agency, Power System Revenue           1/03 at 102        Baa1     72,268,825
                 Bonds, Refunding Series 1993 B, 6.250%, 1/01/12

   4,750,000   North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds     10/03 at 102          AA      4,830,608
                 (Presbyterian Health Services Corp. Project), Series 1993,
                 5.500%, 10/01/20

   1,195,000   Housing Authority of the City of Wilmington, North Carolina, First           No Opt. Call      N/R***      1,253,424
                 Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10
------------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 0.3%

   5,375,000   The Comanche County Hospital Authority (Lawton, Oklahoma), Hospital           7/99 at 102         AAA      5,524,371
                 Revenue Bonds, Series 1989, 8.050%, 7/01/16 (Pre-refunded to 7/01/99)

   2,970,000   Midwest City Memorial Hospital Authority (Midwest City, Oklahoma),            4/02 at 102     BBB+***      3,314,312
                 Hospital Revenue Bonds, Series 1992, 7.375%, 4/01/12 (Pre-refunded to
                 4/01/02)
------------------------------------------------------------------------------------------------------------------------------------
               Oregon - 0.4%

  10,000,000   State of Oregon, Department of Administrative Services, Certificates of       5/07 at 101         AAA     11,182,200
                 Participation, 1997 Series A, 5.800%, 5/01/24 (Pre-refunded to 5/01/07)
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 2.7%

  10,000,000   Lehigh County Industrial Development Authority, Pollution Control Revenue     9/04 at 102         AAA     11,183,600
                 Refunding Bonds, 1994 Series B (Pennsylvania Power and Light Company
                 Project), 6.400%, 9/01/29

  22,500,000   Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds,          7/03 at 102         AAA     23,420,925
                 Issue 1993, 5.750%, 7/01/14

               Pennsylvania Housing Finance Agency, Multifamily Housing Refunding Bonds
               (Federal Housing Administration Insured Mortgage Loans), Issue FHA-1992:
   4,025,000     8.100%, 7/01/13                                                             7/02 at 102         AAA      4,444,969
  16,830,000     8.200%, 7/01/24                                                             7/02 at 102         AAA     18,634,681

  16,600,000   Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue     6/03 at 100         AAA     16,187,988
                 Refunding Bonds (City of Philadelphia Funding Program), Series of
                 1993A, 5.000%, 6/15/22

   7,000,000   City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds,            8/01 at 100         AAA      7,517,160
                 Sixteenth Series, 7.000%, 8/01/18 (Pre-refunded to 8/01/01)
------------------------------------------------------------------------------------------------------------------------------------
               Rhode Island - 0.3%

   8,095,000   Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993       5/03 at 100         AAA      7,874,007
                 Series B, 5.000%, 5/15/20
------------------------------------------------------------------------------------------------------------------------------------
               Texas - 5.1%

   3,470,000   City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds,     11/04 at 100         AAA      3,665,777
                 Series 1994, 5.750%, 5/15/24

               City of Austin, Texas, Water, Sewer and Electric Refunding Revenue Bonds,
               Series 1982:
     135,000     14.000%, 11/15/01 (Pre-refunded to 5/15/99)                                 5/99 at 100       A2***        146,414
     105,000     14.000%, 11/15/01                                                           5/00 at 100        A***        125,182
  14,295,000     14.000%, 11/15/01                                                          No Opt. Call           A     16,209,386

  29,500,000   Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds         8/00 at 102         AAA     30,809,505
                 (Houston Lighting and Power Company Project), Series 1995,
                 5.800%, 8/01/15

   6,585,000   Crowley Independent School District, Tarrant and Johnson Counties,            8/08 at 100         AAA      7,531,989
                 Unlimited Tax School Building Bonds, Series 1997, 6.500%, 8/01/23


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Texas (continued)

               Grapevine-Colleyville Independent School District (Tarrant and Dallas
               Counties, Texas), Unlimited Tax School Building and Refunding Bonds,
               Series 1998:
$ 4,890,000     0.000%, 8/15/19                                                             No Opt. Call         AAA    $ 1,722,062
 10,000,000     0.000%, 8/15/24                                                             No Opt. Call         AAA      2,672,500

 25,900,000    Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds,          8/04 at 102         AAA     27,047,888
                Series 1994, 5.300%, 8/15/13

  7,000,000    Harris County Health Facilities Development Corporation, Texas,              No Opt. Call         AAA      7,523,460
                Hospital Revenue Bonds (St. Luke's Episcopal Hospital Project),
                Series 1991A, 6.750%, 2/15/21

 53,280,000    City of San Antonio, Texas, Electric and Gas Systems Revenue                  2/02 at 101         Aa1     52,935,278
               Refunding Bonds, New Series 1992,
                5.000%, 2/01/17
------------------------------------------------------------------------------------------------------------------------------------
               Utah - 3.5%

               Intermountain Power Agency (Utah), Power Supply Revenue Refunding Bonds,
               1993 Series A:
  7,300,000     5.500%, 7/01/13                                                              7/03 at 102          A+      7,571,560
 27,805,000     5.500%, 7/01/20                                                              7/03 at 102          A+     28,422,271
 53,085,000     5.000%, 7/01/23                                                              7/03 at 100          A+     50,960,007

 15,100,000    Intermountain Power Agency (Utah), Power Supply Revenue Refunding             7/07 at 102         AAA     16,148,393
                Bonds, 1997 Series B, 5.750%, 7/01/19

  1,355,000    Layton (Utah), Industrial Development Revenue Bonds (C.D.I. Ltd.              6/99 at 100         N/R      1,358,469
                Project-K Mart Guaranteed), 8.750%, 6/01/05
------------------------------------------------------------------------------------------------------------------------------------
               Vermont - 0.0%

    190,000    University of Vermont and State Agricultural College, Housing,                7/99 at 100          A+        190,849
                Dining and Student Services Facilities System Bonds, Lot 1 Series
                1969-A, 6.300%, 7/01/06
------------------------------------------------------------------------------------------------------------------------------------
               Virginia - 3.4%

  7,750,000    Richmond Metropolitan Authority (Virginia), Expressway Revenue and            7/02 at 102         AAA      8,417,120
                Refunding Bonds, Series 1992-B, 6.250%, 7/15/22

 39,630,000    Virginia Housing Development Authority, Commonwealth Mortgage Bonds,          1/02 at 102         AA+     41,454,962
                1992 Series A, 7.150%, 1/01/33

  3,070,000    Virginia Housing Development Authority, Multifamily Mortgage Bonds,           5/99 at 101         AA+      3,181,288
                1978 Series B, 6.700%, 11/01/21

               Virginia Housing Development Authority, Multifamily Housing Bonds,
               1993 Series C:
 19,080,000     5.550%, 5/01/08                                                              5/03 at 102         AA+     19,848,924
 28,075,000     5.900%, 5/01/14                                                              5/03 at 102         AA+     29,489,980
------------------------------------------------------------------------------------------------------------------------------------
               Washington - 6.1%

  6,045,000    Public Utility District No. 1 of Chelan County, Rocky Reach                   7/99 at 100          AA      6,045,242
                Hydro-Electric System Revenue Bonds, Series of 1968, 5.125%, 7/01/23

 13,890,000    Public Utility District No. 1 of Douglas County, Washington, Wells        9/99 at 100 1/2          A+     13,207,445
                Hydroelectric Revenue Bonds, Series of 1963, 4.000%, 9/01/18

  7,250,000    Municipality of Metropolitan Seattle, Sewer Refunding Revenue Bonds,          1/03 at 102         AAA      7,746,698
                Series Y, 5.700%, 1/01/12

  5,000,000    Washington Public Power Supply System, Nuclear Project No. 1                 No Opt. Call         Aa1      6,250,250
                Refunding Revenue Bonds, Series 1989B, 7.125%, 7/01/16

               Washington Public Power Supply System, Nuclear Project No. 1
               Refunding Revenue Bonds, Series 1993A:
 14,260,000     7.000%, 7/01/07                                                             No Opt. Call         Aa1     16,721,276
 18,500,000     5.750%, 7/01/13                                                              7/03 at 102         Aa1     19,730,990
 10,000,000     5.700%, 7/01/17                                                              7/03 at 102         AAA     10,415,900

  7,805,000    Washington Public Power Supply System, Nuclear Project No. 1                 No Opt. Call         Aa1      9,294,662
                Refunding Revenue Bonds, Series 1993B, 7.000%, 7/01/09

 10,000,000    Washington Public Power Supply System, Nuclear Project No. 1                  7/03 at 102         Aa1     10,220,200
                Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15

  8,835,000    Washington Public Power Supply System, Nuclear Project No. 3                  7/03 at 102         Aa1      9,173,911
                Refunding Revenue Bonds, Series 1993B, 5.700%, 7/01/18

Portfolio of Investments

April 30, 1999

     Principal                                                                             Optional Call                     Market
        Amount     Description                                                               Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Washington (continued)

                   Washington Public Power Supply System, Nuclear Project No. 3
                     Refunding Revenue Bonds, Series 1993C:
$    9,180,000       5.300%, 7/01/10                                                         7/03 at 102         Aa1 $    9,483,766
    51,070,000       5.375%, 7/01/15                                                         7/03 at 102         Aa1     52,194,561
    11,545,000       5.500%, 7/01/18                                                         7/03 at 102         Aa1     11,788,946
-----------------------------------------------------------------------------------------------------------------------------------
                   Wisconsin - 4.4%

     4,355,000     Wisconsin Housing and Economic Development Authority, Insured            No Opt. Call       AA***      4,699,785
                     Mortgage Revenue Refunding Bonds, 1977 Series A, 5.800%, 6/01/17

     8,500,000     Wisconsin Housing and Economic Development Authority, Multifamily         4/02 at 102         AA-      9,167,590
                     Housing Revenue Bonds, 1992 Series B, 7.050%, 11/01/22

    28,200,000     Wisconsin Housing and Economic Development Authority, Housing            12/03 at 102         AA-     29,483,382
                     Revenue Bonds, 1993 Series C, 5.800%, 11/01/13

    13,700,000     Wisconsin Health and Educational Facilities Authority, Revenue           11/01 at 102         AAA     14,667,494
                     Bonds, Series 1991 (Columbia Hospital, Inc.), 6.250%, 11/15/21

     9,830,000     Wisconsin Health and Educational Facilities Authority, Health             6/02 at 102         AAA     10,608,339
                     Facilities Refunding Revenue Bonds (SSM Health Care), Series 1992AA,
                     6.250%, 6/01/20

     3,950,000     Wisconsin Health and Educational Facilities Authority, Revenue           10/04 at 102         AAA      4,289,462
                     Bonds, Series 1994A (Froedtert Memorial Lutheran Hospital, Inc.),
                     5.875%, 10/01/13

     6,000,000     Wisconsin Health and Educational Facilities Authority, Revenue           12/02 at 102         AAA      6,479,039
                     Bonds, Series 1992A (Meriter Hospital, Inc.), 6.000%, 12/01/22

    18,500,000     Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     8/03 at 102         AAA     18,260,979
                     Series 1993 (Aurora Health Care Obligated Group), 5.250%, 8/15/23

    32,000,000     Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     5/06 at 102         AAA     33,692,160
                     Series 1996 (Aurora Medical Group, Inc. Project), 5.750%, 11/15/25
-----------------------------------------------------------------------------------------------------------------------------------
$2,872,185,000     Total Investments - (cost $2,659,153,911) - 98.2%                                                  2,919,418,804
==============---------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.8%                                                                  52,291,278
                   ----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                                 $2,971,710,082
                   ================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

                                  See accompanying notes to financial statements

----
16

Portfolio of Investments
Nuveen Insured Municipal Bond Fund
April 30, 1999

   Principal                                                                               Optional Call                     Market
      Amount   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 7.5%

$  5,600,000   The Alabama Public Health Care Authority, Mortgage Revenue Bonds, Series      4/06 at 102         AAA   $  6,035,960
                 1996, 6.000%, 10/01/25

   2,120,000   The Water Supply Board of the City of Albertville (Alabama), Water            3/02 at 102         AAA      2,313,196
                 Revenue Bonds, Series 1992, 6.700%, 3/01/11

   3,500,000   City of Athens (Alabama), Electric Revenue Warrants, Series 1995,             6/05 at 102         AAA      3,797,815
                 6.000%, 6/01/25

   4,205,000   The Governmental Utility Services Corporation of the City of Auburn,         12/99 at 102         AAA      4,396,916
                 Floating/Fixed Rate Wastewater Treatment Revenue Bonds, Series 1984
                 (Merscot-Auburn Limited Partnership Project), 7.300%, 1/01/12

   1,875,000   The Special Care Facilities Financing Authority of the City of Birmingham     1/01 at 102         AAA      1,952,719
                 (Alabama), Revenue Bonds, Series 1991-A (The Baptist Medical Centers),
                 7.000%, 1/01/21

   1,225,000   The Utilities Board of the City of Daphne (Alabama), Water, Gas and Sewer     6/00 at 102         AAA      1,297,643
                 Revenue Refunding Bonds, Series 1990B, 7.350%, 6/01/20

   6,750,000   The Public Building Authority of the City of Huntsville (Alabama),           10/05 at 102         AAA      7,345,080
                 Municipal Justice and Public Safety Center Lease Revenue Bonds, Series
                 1996A, 6.000%, 10/01/25

   3,000,000   City of Madison (Alabama), General Obligation School Warrants, Series         2/04 at 102         AAA      3,354,960
                 1994, 6.250%, 2/01/19

   5,500,000   City of Madison (Alabama), General Obligation Warrants, Series 1995,          4/05 at 102         AAA      5,959,470
                 6.000%, 4/01/23

   5,580,000   Baptist Medical Center Special Care Facilities Financing Authority of the     9/07 at 102         AAA      5,672,516
                 City of Montgomery, Revenue Bonds, Series 1997-C (Baptist Medical
                 Center), 5.375%, 9/01/22

  12,000,000   The Medical Clinic Board of the City of Montgomery (Alabama), Health Care     3/06 at 102         AAA     12,926,760
                 Facility Revenue Bonds, Jackson Hospital and Clinic, Series 1996,
                 6.000%, 3/01/26

               The Utilities Board of the City of Oneonta (Alabama), Utility Revenue
               Bonds, Series 1994:
   2,860,000     6.900%, 11/01/24 (Pre-refunded to 11/01/04)                                11/04 at 102         AAA      3,329,812
     140,000     6.900%, 11/01/24                                                           11/04 at 102         AAA        160,740

               West Morgan-East Lawrence Water Authority, Water Revenue Bonds, Series
               1994:
   2,200,000     6.800%, 8/15/19 (Pre-refunded to 8/15/04)                                   8/04 at 102         AAA      2,539,812
   3,000,000     6.850%, 8/15/25 (Pre-refunded to 8/15/04)                                   8/04 at 102         AAA      3,470,490
------------------------------------------------------------------------------------------------------------------------------------
               Alaska - 2.7%

               Alaska Industrial Development and Export Authority, Revolving Fund Bonds,
               Series 1997A:
   4,500,000     5.900%, 4/01/17 (Alternative Minimum Tax)                                   4/07 at 102         AAA      4,789,935
   5,000,000     6.125%, 4/01/27 (Alternative Minimum Tax)                                   4/07 at 102         AAA      5,460,800

   6,870,000   Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996              6/06 at 102         AAA      7,309,680
                 Series A, 6.000%, 12/01/15

   5,000,000   Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1997              6/07 at 102         AAA      5,282,450
                 Series A, 6.000%, 6/01/27
------------------------------------------------------------------------------------------------------------------------------------
               Arizona - 2.0%

   5,000,000   Navajo County, Arizona, Pollution Control Corporation, Pollution Control      8/03 at 102          A-      5,116,800
                 Revenue Refunding Bonds (Arizona Public Service Company), 1993
                 Series A, 5.875%, 8/15/28

               Tempe Union High School District No. 213 of Maricopa County, Arizona,
               School Improvement and Refunding Bonds, Series 1994:
   4,290,000     6.000%, 7/01/10 (Pre-refunded to 7/01/04)                                   7/04 at 101         AAA      4,744,011
   1,710,000     6.000%, 7/01/10                                                             7/04 at 101         AAA      1,872,057

   5,000,000   City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A            7/06 at 101         AAA      5,620,350
                 (1996), 6.000%, 7/01/21 (Pre-refunded to 7/01/06)
------------------------------------------------------------------------------------------------------------------------------------
               California - 9.4%

   3,525,000   Brea Public Financing Authority (Orange County, California), 1991 Tax         8/01 at 102         AAA      3,861,038
                 Allocation Revenue Bonds, Series A (Redevelopment Project AB),
                 7.000%, 8/01/15 (Pre-refunded to 8/01/01)

Portfolio of Investments
Nuveen Insured Municipal Bond Fund (continued)
April 30, 1999

   Principal                                                                               Optional Call                     Market
      Amount   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$  5,000,000   California Health Facilities Financing Authority, Insured Health Facility     7/06 at 102         AAA   $  5,429,550
                 Refunding Revenue Bonds (Catholic Healthcare West), 1996 Series A,
                 6.000%, 7/01/25

  27,860,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1999         No Opt. Call         AAA      5,288,664
                 Series B, 0.000%, 2/01/30 (Alternative Minimum Tax)

  10,000,000   California Statewide Communities Development Authority, Certificates of       4/08 at 101         AAA     10,024,500
                 Participation, Citrus Valley Health Partners, Inc., 5.125%, 4/01/23

     995,000   M-S-R Public Power Agency (California), San Juan Project Refunding            7/99 at 100         AAA        997,239
                 Revenue Bonds, Series H, 5.900%, 7/01/20

  13,750,000   Ontario Redevelopment Financing Authority (San Bernardino County,             8/03 at 102         AAA     14,953,538
                 California), 1993 Revenue Bonds (Ontario Redevelopment Project No. 1),
                 5.800%, 8/01/23

   5,295,000   County of Riverside (California) (1994 Desert Justice Facility Project),     12/04 at 101         AAA      5,934,689
                 Certificates of Participation, 6.000%, 12/01/12 (Pre-refunded to
                 12/01/04)

   2,250,000   Sacramento Municipal Utility District (California), Electric Revenue          9/01 at 102         AAA      2,445,502
                 Bonds, 1991 Series Y, 6.500%, 9/01/21 (Pre-refunded to 9/01/01)

  17,355,000   County of San Bernardino (California), Single Family Home Mortgage             5/07 at 28 1/16    AAA      3,153,924
                 Revenue Bonds, (Mortgage-Backed Securities Program), 1997 Series A,
                 0.000%, 5/01/31 (Alternative Minimum Tax)

  17,500,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding         1/07 at 102         AAA     17,757,950
                 Revenue Bonds, Series 1997A, 5.250%, 1/15/30

  10,000,000   The Regents of the University of California, Revenue Bonds (Multiple          9/02 at 102         AAA     11,073,700
                 Purpose Projects), Series D, 6.375%, 9/01/24 (Pre-refunded to 9/01/02)
------------------------------------------------------------------------------------------------------------------------------------
               Colorado--1.0%

               Board of Water Commissioners, City and County of Denver, Colorado,
               Certificates of Participation, Series 1991:
   2,675,000     6.625%, 11/15/11 (Pre-refunded to 11/15/01)                                11/01 at 101         AAA      2,895,928
   1,825,000     6.625%, 11/15/11                                                           11/01 at 101         AAA      1,959,813

   3,500,000   Jefferson County, Colorado, Refunding Certificates of Participation,         12/02 at 102         AAA      3,889,970
                 6.650%, 12/01/08
------------------------------------------------------------------------------------------------------------------------------------
               Delaware--0.5%

   3,600,000   Delaware Economic Development Authority, Pollution Control Refunding          5/02 at 102         AAA      3,930,156
                 Revenue Bonds (Delmarva Power and Light Company Project), Series 1992B,
                 6.750%, 5/01/19
------------------------------------------------------------------------------------------------------------------------------------
               District of Columbia--2.7%

   6,000,000   District of Columbia (Washington, D.C.), General Obligation Bonds, Series     6/04 at 102         AAA      6,679,919
                 1994B, 6.100%, 6/01/11 (Pre-refunded to 6/01/04)

  17,000,000   Washington Convention Center Authority (Washington, D.C.), Senior Lien       10/08 at 101         AAA     16,541,339
                 Dedicated Tax Revenue Bonds, Series 1998, 5.000%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
               Florida--0.1%

     920,000   Florida Keys Aqueduct Authority, Water Revenue Refunding Bonds, Series        9/01 at 101         AAA        994,400
                 1991, 6.750%, 9/01/21 (Pre-refunded to 9/01/01)

      80,000   Florida Keys Aqueduct Authority, Water Revenue Bonds, Series 1991,            9/01 at 101         AAA         85,896
                 6.750%, 9/01/21
------------------------------------------------------------------------------------------------------------------------------------
               Georgia--3.3%

   5,000,000   City of Albany (Georgia), Sewage System Revenue Bonds, Series 1992,           7/02 at 102         AAA      5,534,250
                 6.625%, 7/01/17 (Pre-refunded to 7/01/02)

   5,000,000   Development Authority of Appling County (Georgia), Pollution Control          1/04 at 101         AAA      5,618,450
                 Revenue Bonds (Oglethorpe Power Corporation--Hatch Project), Series
                 1994, 7.150%, 1/01/21

   5,000,000   Development Authority of Burke County (Georgia), Pollution Control            5/04 at 102         AAA      4,988,050
                 Revenue Bonds (Georgia Power Company--Vogtle Plant Project), Third
                 Series 1999, 5.250%, 5/01/34 (WI)

   2,250,000   Chatham County Hospital Authority, Hospital Revenue Bonds (Memorial           1/01 at 102         AAA      2,416,073
                 Medical Center, Inc.) (Savannah, Georgia), Series 1990A,
                 7.000%, 1/01/21 (Pre-refunded to 1/01/01)

   3,020,000   Development Authority of the City of Marietta, First Mortgage Revenue         9/05 at 102         AAA      3,265,586
                 Bonds (Life College, Inc.), Series 1995A and Series 1995B,
                 5.950%, 9/01/19

     Principal                                                                          Optional Call                         Market
        Amount    Description                                                             Provisions*    Ratings**             Value
------------------------------------------------------------------------------------------------------------------------------------
                  Georgia (continued)

$    6,180,000    Marietta Development Authority (Life College), 6.250%, 9/01/25          9/05 at 102          AAA    $    6,908,684
------------------------------------------------------------------------------------------------------------------------------------
                  Illinois--15.2%

     2,500,000    City of Chicago, Illinois, General Obligation Adjustable Rate       7/02 at 101 1/2          AAA         2,771,850
                    Bonds, Central Public Library Project, Series C of 1988,
                    6.850%, 1/01/17 (Pre-refunded to 7/01/02)

     5,000,000    City of Chicago, General Obligation Bonds, Series A of 1992,            1/02 at 102          AAA         5,397,650
                    6.250%, 1/01/12 (Pre-refunded to 1/01/02)

                  Chicago School Reform Board of Trustees of the Board of
                  Education of the City of Chicago, Illinois, Unlimited Tax
                  General Obligation Bonds (Dedicated Tax Revenues), Series 1997:
     9,590,000      5.800%, 12/01/17                                                     12/07 at 102          AAA        10,314,716
    10,000,000      5.750%, 12/01/27                                                     12/07 at 102          AAA        10,665,300

    10,000,000    Chicago School Reform Board of Trustees of the Board of                12/07 at 102          AAA         9,976,500
                    Education of the City of Chicago, Illinois, Unlimited Tax
                    General Obligation Bonds (Dedicated Tax Revenues),
                    Series 1997A, 5.250%, 12/01/30

    12,800,000    Public Building Commission of Chicago, Illinois, Building              12/03 at 102          AAA        14,083,200
                    Revenue Bonds, Series A of 1993 (Board of Education of the
                    City of Chicago), 5.750%, 12/01/18 (Pre-refunded to 12/01/03)

     6,540,000    Town of Cicero, Cook County, Illinois, General Obligation              12/04 at 102          AAA         7,323,623
                    Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14

     7,500,000    The County of Cook, Illinois, General Obligation Bonds,                11/03 at 100          AAA         7,227,750
                    Series 1993A, 5.000%, 11/15/23

     2,500,000    Community College District No. 508, Cook County, Illinois,             No Opt. Call          AAA         3,197,425
                    Certificates of Participation, 8.750%, 1/01/07

     2,370,000    Board of Governors of State Colleges and Universities,                  4/04 at 102          AAA         2,669,947
                    Illinois, Eastern Illinois University, Auxiliary Facilities
                    System Revenue Bonds, Series 1994A, 6.375%, 4/01/16
                    (Pre-refunded to 4/01/04)

                  Illinois Educational Facilities Authority, Revenue Refunding
                  Bonds (Midwestern University), Series 1966B:
     1,455,000      6.250%, 5/15/26 (Pre-refunded to 5/15/06)                             5/06 at 102          AAA         1,666,979
       445,000      6.250%, 5/15/26                                                       5/06 at 102          AAA           493,060

     4,500,000    Illinois Health Facilities Authority, Revenue Bonds,                    5/04 at 102          AAA         4,958,910
                    Series 1994 (Ingalls Health System Project), 6.250%, 5/15/24

     3,000,000    Illinois Health Facilities Authority, Revenue Bonds,                    8/04 at 102          AAA         3,365,850
                    Series 1994A (The University of Chicago Hospitals Project),
                    6.125%, 8/15/24 (Pre-refunded to 8/15/04)

     4,000,000    Illinois Health Facilities Authority, Health Care Facilities           11/04 at 102          AAA         4,570,760
                    Revenue Bonds, Series 1995 (Northwestern Medical Faculty
                    Foundation, Inc.), 6.500%, 11/15/15
                    (Pre-refunded to 11/15/04)

     7,000,000    Illinois Health Facilities Authority, Revenue Bonds (Carle              1/06 at 102          AAA         7,484,470
                    Foundation), Series 1996, 6.000%, 1/01/27

       169,000    Illinois Health Facilities Authority, Revenue Bonds (Community         No Opt. Call          AAA           192,139
                    Provider Pooled Loan Program), 7.900%, 8/15/03

       952,000    Illinois Health Facilities Authority, Revenue Bonds,                    8/99 at 100          AAA           964,167
                    Series 1988-B (Community Provider Pooled Loan Program),
                    7.900%, 8/15/03

    10,000,000    Illinois Housing Development Authority, Homeowner Mortgage              8/08 at 101          AAA         9,894,400
                    Revenue Bonds, 1998 Subseries G-2, 5.250%, 8/01/29
                    (Alternative Minimum Tax)

     5,000,000    State of Illinois, General Obligation Bonds,                            8/04 at 102           AA         5,427,850
                    Series of August 1994, 5.875%, 8/01/19

                  State of Illinois, General Obligation Bonds, Series of
                  February 1995:
     3,065,000      6.100%, 2/01/19                                                       2/05 at 102          AAA         3,349,340
     5,545,000      6.100%, 2/01/20                                                       2/05 at 102          AAA         6,059,410

     8,790,000    Community Unit School District Number 60 (Waukegan), Lake              No Opt. Call          AAA         3,197,714
                    County, Illinois, General Obligation School Bonds,
                    Series 1999A & B, 0.000%, 12/01/18

     4,000,000    Regional Transportation Authority, Cook, DuPage, Kane, Lake,            6/03 at 102          AAA         4,384,880
                    McHenry and Will Counties, Illinois, General Obligation
                    Refunding Bonds, Series 1993C, 5.850%, 6/01/23
                    (Pre-refunded to 6/01/03)
------------------------------------------------------------------------------------------------------------------------------------
                  Indiana--6.7%

     5,000,000    Indiana Health Facility Financing Authority, Hospital Revenue           5/02 at 102          AAA         5,398,200
                    Refunding and Improvement Bonds, Series 1992 (Community
                    Hospitals Projects), 6.400%, 5/01/12

     5,000,000    Indiana Municipal Power Agency, Power Supply System Revenue             1/03 at 102          AAA         5,417,700
                    Bonds, 1993 Series A, 6.125%, 1/01/19

          Portfolio of Investments

          April 30, 1999



CAPTION>

  Principal                                                                             Optional Call                         Market
     Amount    Description                                                                Provisions*     Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
               Indiana (continued)

               Indiana Housing Finance Authority, Single Family Mortgage
               Revenue Bonds, 1997 Series B-2:
$  1,755,000     6.000%, 7/01/16 (Alternative Minimum Tax)                            1/07 at 101 1/2           Aaa     $  1,845,505
  10,620,000     6.125%, 1/01/27 (Alternative Minimum Tax)                            1/07 at 101 1/2           Aaa       11,184,984

   3,750,000   City of Indianapolis, Indiana, Gas Utility System Revenue Bonds,           6/02 at 102           AAA        4,093,050
                 Series 1992 A, 6.200%, 6/01/23
                 (Pre-refunded to 6/01/02)

   4,950,000   Jasper County, Indiana, Collateralized Pollution Control                   7/01 at 102           AAA        5,354,712
                 Refunding Revenue Bonds (Northern Indiana Public Service Company
                 Project), Series 1991, 7.100%, 7/01/17

   2,000,000   Lawrence Central High School Building Corporation, Marion County,          7/00 at 102           AAA        2,125,520
                 Indiana, First Mortgage Bonds, Series 1990, 7.250%, 7/01/08
                 (Pre-refunded to 7/01/00)

   3,300,000   Marion County Convention and Recreational Facilities Authority,            6/01 at 102           AAA        3,586,407
                 Indiana, Excise Taxes Lease Rental Revenue Bonds, Series 1991B,
                 7.000%, 6/01/21 (Pre-refunded to 6/01/01)

  11,300,000   Marion County Convention and Recreational Facilities Authority,            6/08 at 101           AAA       10,846,870
                 Indiana, Excise Taxes Lease Rental Revenue Subordinate Bonds,
                 Series 1997A, 5.000%, 6/01/27

   1,000,000   City of Princeton, Indiana, Pollution Control Refunding Revenue Bonds,     3/00 at 102           AAA        1,051,590
                 1990 Series (Public Service Company of Indiana, Inc. - Project C),
                 7.375%, 3/15/12

   2,000,000   Hospital Authority of St. Joseph County, Indiana, Fixed Rate Hospital      8/01 at 102           AAA        2,184,320
                 Revenue Refunding Bonds, Series 1991A (Memorial Hospital of
                 South Bend Project), 7.000%, 8/15/20 (Pre-refunded to 8/15/01)

   2,190,000   Shelby County Jail Building Corporation, First Mortgage Bonds,             7/02 at 102           AAA        2,415,855
                 Shelby County, Indiana, 6.500%, 7/15/09 (Pre-refunded to 7/15/02)

   2,265,000   Southwest Allen Multi-School Building Corporation, First Mortgage          1/02 at 101           AAA        2,427,514
                 Refunding Bonds, Series 1992B, Ft. Wayne, Indiana, 6.375%, 1/15/09

------------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 2.4%

   7,000,000   Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds    5/02 at 102           AAA        7,755,720
                 (Southern Baptist Hospital Project), Series 1992, 6.800%, 5/15/12
                 (Pre-refunded to 5/15/02)

               State of Louisiana, General Obligation Bonds, Series 1992-A:
   5,000,000     6.500%, 5/01/09                                                          5/02 at 102           AAA        5,492,250
   2,000,000     6.500%, 5/01/12 (Pre-refunded to 5/01/02)                                5/02 at 102           AAA        2,196,900

   4,750,000   Hospital Service District No. 1 of the Parish of Tangipahoa,               2/04 at 102           AAA        5,224,810
                 State of Louisiana, Hospital Revenue Bonds (Series 1994),
                 6.250%, 2/01/24

------------------------------------------------------------------------------------------------------------------------------------
               Maine - 3.4%

  11,500,000   Maine Health and Higher Educational Facilities Authority,                  7/05 at 102           AAA       12,418,505
                 Revenue Bonds, Series 1995A, 5.875%, 7/01/25

               Maine Health and Higher Educational Facilities Authority, Revenue
               Bonds, Series 1994B:
   3,110,000     7.000%, 7/01/24 (Pre-refunded to 7/01/04)                                7/04 at 102           AAA        3,612,110
      65,000     7.000%, 7/01/24                                                          7/04 at 102           AAA           74,307

  11,090,000   Maine State Housing Authority, Mortgage Purchase Bonds,                    5/06 at 102           AAA       11,964,114
                 1996 Series B-2, 6.450%, 11/15/26
                 (Alternative Minimum Tax)

               Town of Old Orchard Beach, Maine, 1992 General Obligation Bonds:
     750,000     6.650%, 9/01/09 (Pre-refunded to 9/01/02)                                9/02 at 103           AAA          840,600
     500,000     6.650%, 9/01/10 (Pre-refunded to 9/01/02)                                9/02 at 103           AAA          560,400

------------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 3.4%

   3,500,000   City of Boston, Massachusetts, Revenue Bonds, Boston City Hospital         8/00 at 102           Aaa        3,751,755
                 (FHA-Insured Mortgage), Series A, 7.625%, 2/15/21
                 (Pre-refunded to 8/15/00)

   1,150,000   City of Haverhill, Massachusetts, General Obligation Municipal Purpose     6/02 at 102           AAA        1,284,550
                 Loan of 1992, Series A, 7.000%, 6/15/12 (Pre-refunded to 6/15/02)

   1,250,000   Massachusetts Bay Transportation Authority, Certificates of                8/00 at 102           AAA        1,338,963
                  Participation, 1990 Series A, 7.650%, 8/01/15
                  (Pre-refunded to 8/01/00)

   3,400,000   Massachusetts Health and Educational Facilities Authority,                 7/02 at 102           AAA        3,717,084
                 Revenue Bonds, New England Medical Center Hospitals Issue,
                 Series F, 6.625%, 7/01/25

   4,000,000   Massachusetts Health and Educational Facilities Authority,                 7/02 at 102           AAA        4,358,320
                 Revenue Bonds, South Shore Hospital Issue, Series D,
                 6.500%, 7/01/22

   Principal                                                                               Optional Call                     Market
      Amount   Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Massachusetts (continued)

  $5,875,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,    11/03 at 102         AAA    $ 5,825,004
                 Cape Cod Health Systems, Inc. Issue, Series A, 5.250%, 11/15/21

   4,000,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,    10/05 at 102         AAA      4,329,400
                 Berkshire Health Systems Issue, Series D, 6.000%, 10/01/19

   5,225,000   Massachusetts Turnpike Authority, Metropolitan Highway System Revenue         1/09 at 101         AAA      4,986,740
                 Bonds, 1999 Series A (Subordinated), 5.000%, 1/01/39
-----------------------------------------------------------------------------------------------------------------------------------
               Michigan - 4.3%

  12,130,000   City of Bay City, County of Bay, State of Michigan, 1991 General             No Opt. Call         AAA      3,866,680
                 Obligation Unlimited Tax Street Improvement Bonds, 0.000%, 6/01/21

   5,000,000   Caledonia Community Schools, Counties of Kent, Allegan and Barry,             5/02 at 102         AAA      5,522,000
                 State of Michigan, 1992 School Building and Site and Refunding Bonds
                 (General Obligation - Unlimited Tax), 6.700%, 5/01/22
                 (Pre-refunded to 5/01/02)

   2,500,000   Chelsea School District, Counties of Washtenaw and Jackson, State of          5/05 at 101         AAA      2,784,900
                 Michigan, 1995 School Building and Site Bonds (General Obligation -
                 Unlimited Tax), 6.000%, 5/01/19

   2,000,000   City of Detroit, Michigan, Sewage Disposal System Revenue Bonds,              7/01 at 102         AAA      2,162,280
                 Series 1991, 6.625%, 7/01/21 (Pre-refunded to 7/01/01)

   1,500,000   County of Lenawee, Michigan, Hospital Finance Authority, Hospital             7/09 at 101         AAA      1,443,135
                 Revenue and Refunding Bonds (Lenawee Health Alliance Obligated Group),
                 Series 1999A, 5.000%, 7/01/28

   3,500,000   Michigan State Housing Development Authority, Single Family Mortgage         11/08 at 101         AAA      3,499,825
                 Revenue Bonds, 1998B, 5.200%, 12/01/18 (Alternative Minimum Tax)

   5,000,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds            11/06 at 102         AAA      5,355,700
                 (Sparrow Obligated Group), Series 1996, 5.900%, 11/15/26

   8,280,000   Michigan State Housing Development Authority, Rental Housing Revenue          4/07 at 102         AAA      8,811,824
                 Bonds, 1997 Series A, 6.100%, 10/01/33 (Alternative Minimum Tax)

   2,000,000   Michigan Strategic Fund Limited Obligation Refunding Revenue Bonds           12/01 at 102         AAA      2,173,000
                 (The Detroit Edison Company Pollution Control Bonds Project),
                 Collateralized Series 1991DD, 6.875%, 12/01/21

   1,085,000   School District of the City of River Rouge, County of Wayne, State        5/03 at 101 1/2         AAA      1,130,103
                 of Michigan, 1993 School Building and Site Bonds
                 (General Obligation - Unlimited Tax), 5.625%, 5/01/22
-----------------------------------------------------------------------------------------------------------------------------------
               Mississippi - 0.8%

   6,400,000   Medical Center Educational Building Corporation (Mississippi),               12/04 at 102         AAA      7,131,264
                 Revenue Bonds, Series 1993 (University of Mississippi Medical Center
                 Project), 5.900%, 12/01/23 (Pre-refunded to 12/01/04)
-----------------------------------------------------------------------------------------------------------------------------------
               Missouri - 1.0%

   7,950,000   St. Louis Municipal Finance Corporation, City Justice Center,                 2/06 at 102         AAA      8,632,110
                 Leasehold Revenue Improvement Bonds, Series 1996A (City of St. Louis,
                 Missouri, Lessee), 5.950%, 2/15/16
-----------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 0.6%

   5,000,000   Nebraska Investment Finance Authority, Health Facilities Revenue Bonds        2/08 at 102         AAA      5,199,800
                 (Children's Healthcare Services Obligated Group), Series 1997, 5.500%,
                 8/15/27
-----------------------------------------------------------------------------------------------------------------------------------
               Nevada - 0.6%

   2,500,000   County of Churchill, Nevada, Health Care Facilities Revenue Bonds             1/04 at 102         AAA      2,688,550
                 (Western Health Network, Inc.), Series 1994A, 6.000%, 1/01/24

   2,000,000   Clark County, Nevada, Industrial Development Refunding Revenue Bonds         10/02 at 102         AAA      2,230,320
                 (Nevada Power Company Project), Series 1992C, 7.200%, 10/01/22
-----------------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 0.4%

   2,850,000   New Hampshire Higher Educational and Health Facilities Authority,             7/02 at 102         AAA      3,088,745
                 Revenue Refunding Bonds, University System of New Hampshire Issue,
                 Series 1992, 6.250%, 7/01/20
-----------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 0.2%

   1,665,000   Housing Finance Corporation of the Township of Pennsauken (Pennsauken,       10/99 at 103         AAA      1,720,544
                 New Jersey), Section 8 Assisted Housing Revenue Bonds (Pennsauken
                 Housing Associates - 1979 Elderly Project), 8.000%, 4/01/11

                Portfolo of Investments
                Nuveen Insured Municipal Bond Fund (continued)
                April 30, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               New Mexico - 0.9%

 $3,000,000    City of Albuquerque, New Mexico, Hospital System Revenue Bonds,               8/99 at 100         AAA    $ 3,023,490
                 1992 Series B (Presbyterian Healthcare Services), 6.600%, 8/01/07
  4,445,000    City of Farmington, New Mexico, Pollution Control Revenue Refunding          12/02 at 102         AAA      4,873,943
                 Bonds, 1992 Series A (Public Service Company of New Mexico, San Juan
                 and Four Corners Projects), 6.375%, 12/15/22
-----------------------------------------------------------------------------------------------------------------------------------
               New York - 9.4%

               Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds,
               Series 1992B:
  4,955,000      6.250%, 7/01/17 (Pre-refunded to 7/01/02)                                   7/02 at 102         AAA      5,434,000

  6,925,000      6.250%, 7/01/22 (Pre-refunded to 7/01/02)                                   7/02 at 102         AAA      7,594,440

  5,000,000    Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, 7/04 at 101 1/2         AAA      5,651,700
                 Series 1994A, 6.375%, 7/01/18 (Pre-refunded to 7/01/04)

  5,935,000    The City of New York, General Obligation Bonds,                           8/02 at 101 1/2         AAA      6,555,445
                 Fiscal 1992 Series C, Fixed Rate Bonds, Subseries
                 C-1, 6.625%, 8/01/12 (Pre-refunded to 8/01/02)

     65,000    The City of New York, General Obligation Bonds, Fiscal 1992               8/02 at 101 1/2         AAA         71,102
                 Series C, 6.625%, 8/01/12

  3,750,000    The City of New York, General Obligation Bonds, Fiscal 1992               2/02 at 101 1/2         AAA      4,095,263
                 Series B, 7.000%, 2/01/18

               The City of New York, General Obligation Bonds, Fiscal 1993 Series E:

  2,195,000      6.000%, 5/15/16 (Pre-refunded to 5/15/03)                               5/03 at 101 1/2         AAA      2,409,078

    815,000      6.000%, 5/15/16                                                         5/03 at 101 1/2         AAA        880,754

 19,500,000    New York City Municipal Water Finance Authority, Water and Sewer              6/06 at 101         AAA     20,014,995
               System Revenue Bonds, Series A, 5.375%, 6/15/26

               New York City Municipal Water Finance Authority, Water and Sewer
                 System Revenue Bonds, Fiscal 1992 Series A:

  3,010,000      6.750%, 6/15/16 (Pre-refunded to 6/15/01)                                   6/01 at 101         AAA      3,234,847

  3,320,000      6.750%, 6/15/16                                                             6/01 at 101         AAA      3,551,404

  4,470,000    New York City, Municipal Water Finance Authority, Water and Sewer         6/02 at 101 1/2         AAA      4,644,777
                 System Revenue Bonds, Fiscal 1993 Series A, 5.750%, 6/15/18

  3,900,000    New York City Transit Authority, Transit Facilities                          No Opt. Call         AAA      4,109,508
                 Refunding Revenue Bonds, Series 1993 (Livingston Plaza Project),
                 5.400%, 1/01/18

               New York City Industrial Development Agency, Civic Facility
               Revenue Bonds (USTA National Tennis Center Incorporated Project):

  3,500,000      6.500%, 11/15/10                                                           11/04 at 102         AAA      3,959,130

  3,000,000      6.600%, 11/15/11                                                           11/04 at 102         AAA      3,408,270

  5,240,000    Triborough Bridge and Tunnel Authority, Special Obligation Refunding          1/01 at 102         AAA      5,597,211
                 Bonds, Series 1991B, 6.875%, 1/01/15
-----------------------------------------------------------------------------------------------------------------------------------
               Ohio - 0.3%

  2,500,000    Dublin City School District, Franklin, Delaware and Union Counties, Ohio,    12/02 at 102         AAA      2,754,950
                 Various Purpose School Building Construction and Improvement Bonds
                 (General Obligation - Unlimited Tax), 6.200%, 12/01/19
                 (Pre-refunded to 12/01/02)
-----------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 0.7%

    140,000    Muskogee County Home Finance Authority (Oklahoma), Single                     6/00 at 102         AAA        145,075
                 Family Mortgage Revenue Refunding Bonds,
                 Series 1990 A, 7.600%, 12/01/10

  5,000,000    Oklahoma Industries Authority, Health System Revenue Bonds                    8/05 at 102         AAA      5,586,550
                 (Obligated Group consisting of Baptist Medical Center of
                 Oklahoma, Inc., South Oklahoma City Hospital Corporation
                 and Baptist Rural Health System, Inc.), Fixed Rate Bonds,
                 6.250%, 8/15/12
-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 1.0%

  3,000,000    North Penn Water Authority (Montgomery County, Pennsylvania),                11/04 at 101         AAA      3,483,270
                 Water Revenue Bonds, Series of 1994,
                 7.000%, 11/01/24 (Pre-refunded to 11/01/04)

  3,900,000    The Philadelphia Municipal Authority (Philadelphia, Pennsylvania),           11/01 at 102         AAA      4,305,717
                 Justice Lease Revenue Bonds, 1991 Series B, 7.125%,
                 11/15/18 (Pre-refunded to 11/15/01)

  1,000,000    Washington County Hospital Authority (Pennsylvania), Hospital                 7/00 at 102         AAA      1,058,490
                 Revenue Refunding Bonds, Series A of 1990 (The Washington Hospital
                 Project), 7.150%, 7/01/17

   Principal                                                                               Optional Call                     Market
      Amount   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Puerto Rico--0.5%

$  3,750,000   Commonwealth of Puerto Rico, Public Improvement Bonds of 1992 (General        7/02 at 101 1/2     AAA   $  4,140,675
                 Obligation Bonds), 6.600%, 7/01/13 (Pre-refunded to 7/01/02)
------------------------------------------------------------------------------------------------------------------------------------
               Rhode Island--2.6%

   4,000,000   City of Cranston, Rhode Island, General Obligation Bonds, 7.200%, 7/15/11     7/01 at 101 1/2     AAA      4,360,800
                 (Pre-refunded to 7/15/01)

   3,130,000   Kent County Water Authority (Rhode Island), General Revenue Bonds, 1994       7/04 at 102         AAA      3,486,601
                 Series A, 6.350%, 7/15/14

   1,000,000   Providence Housing Development Corporation, Mortgage Revenue Refunding        7/04 at 102         AAA      1,083,560
                 Bonds, Series 1994A (FHA-Insured Mortgage Loan--Barbara Jordan
                 Apartments Project) (Providence, Rhode Island), 6.650%, 7/01/15

   2,250,000   Rhode Island Depositors Economic Corporation, Special Obligation Bonds,       8/02 at 102         AAA      2,494,508
                 1992 Series A, 6.625%, 8/01/19 (Pre-refunded to 8/01/02)

  10,000,000   Rhode Island Clean Water Finance Agency, Wastewater Treatment System          9/07 at 102         AAA     10,535,600
                 Revenue Bonds (City of Cranston/Triton Ocean State LLC Project), Series
                 1997, 5.800%, 9/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               South Carolina--3.7%

               Charleston County, South Carolina, Charleston Public Facilities
               Corporation, Certificates of Participation, Series 1994B:
   1,430,000     6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                   6/04 at 102         AAA      1,650,506
      70,000     6.875%, 6/01/14                                                             6/04 at 102         AAA         79,315
   2,385,000     7.000%, 6/01/19 (Pre-refunded to 6/01/04)                                   6/04 at 102         AAA      2,766,409
     115,000     7.000%, 6/01/19                                                             6/04 at 102         AAA        130,699

   5,435,000   Greenville Memorial Auditorium District Public Facilities Corporation,        3/06 at 102         AAA      6,041,763
                 South Carolina, Certificates of Participation (Bi-Lo Center Project),
                 Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06)

   3,845,000   Greenville Memorial Auditorium District Public Facilities Corporation,        3/09 at 102         AAA      3,856,535
                 South Carolina, Refunding Certificates of Participation (Bi-Lo Center
                 Project), Series 1999B, 5.200%, 3/01/27

  15,000,000   Orangeburg County, South Carolina, Solid Waste Disposal Facilities           11/02 at 101         AAA     15,476,850
                 Revenue Bond (South Carolina Electric and Gas Company Project), Series
                 1994, 5.700%, 11/01/24 (Alternative Minimum Tax)

   2,000,000   City of Rock Hill, South Carolina, Combined Utility System Revenue Bonds,     1/01 at 102         AAA      2,119,480
                 Series 1991, 6.375%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
               Texas--7.2%

   3,000,000   Bexar County, Texas, Health Facilities Development Corporation, Hospital      8/04 at 102         AAA      3,450,030
                 Revenue Bonds (Baptist Memorial Hospital System Project), Series 1994,
                 6.750%, 8/15/19 (Pre-refunded to 8/15/04)

   4,575,000   Harris County, Texas, Toll Road Senior Lien, Revenue Refunding Bonds,         8/02 at 102         AAA      5,059,127
                 Series 1992A, 6.500%, 8/15/17 (Pre-refunded to 8/15/02)

   1,000,000   Harris County Hospital District Refunding Revenue Bonds, Texas, Series       No Opt. Call         AAA      1,200,600
                 1990, 7.400%, 2/15/10

     500,000   City of Houston, Texas, Senior Lien Hotel Occupancy Tax and Parking           7/01 at 100         AAA        535,625
                 Facilities, Weekly Adjustable/Fixed Rate Revenue Bonds, Series 1985,
                 Custodial Receipts, Series A, 7.000%, 7/01/15 (Pre-refunded to 7/01/01)

     825,000   Lower Colorado River Authority, Priority Refunding Revenue Bonds, Series      1/01 at 102         AAA        881,917
                 1991 B, 7.000%, 1/01/11

               Retama Development Corporation, Special Facilities Revenue Bonds (Retama
               Park Racetrack Project), Series 1993:
   9,715,000     8.750%, 12/15/18                                                           No Opt. Call         AAA     14,280,273
   5,405,000     10.000%, 12/15/20                                                          No Opt. Call         AAA      8,895,387

   5,000,000   Tarrant County Health Facilities Development Corporation, Hospital           No Opt. Call         AAA      5,609,250
                 Revenue Refunding and Improvement Bonds (Fort Worth Osteopathic
                 Hospital, Inc. Project), Series 1993, 6.000%, 5/15/21

   6,080,000   Texas Health Facilities Development Corporation, Hospital Revenue Bonds       8/03 at 102         AAA      6,677,421
                 (All Saints Episcopal Hospitals of Fort Worth Project), Series 1993B,
                 6.250%, 8/15/22

   5,115,000   Texas Department of Housing and Community Affairs, Single Family Mortgage     9/07 at 102         AAA      5,295,508
                 Revenue Bonds, 1997 Series A Teams Structure, 5.800%, 9/01/29
                 (Alternative Minimum Tax)

                Portfolio of Investments
                Nuveen Insured Municipal Bond Fund (continued)
                April 30, 1999


   Principal                                                                               Optional Call                     Market
      Amount   Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Texas (continued)

$  5,050,000   Tyler Health Facilities Development Corporation, Texas, Hospital             11/07 at 102         AAA   $  5,288,916
                Revenue Bonds (East Texas Medical Center Regional Healthcare
                System Project), Series 1997B, 5.600%, 11/01/27

   5,000,000   Tyler Health Facilities Development Corporation, Texas, Hospital              2/09 at 102         AAA      5,003,900
                Revenue Bonds (East Texas Medical Center Regional Healthcare System
                Project), Series 1997D (Remarketed), 5.375%, 11/01/27
-----------------------------------------------------------------------------------------------------------------------------------
               Utah - 0.9%

   3,055,000   State of Utah, State Building Ownership Authority, Lease Revenue             11/05 at 100         AAA      3,360,928
                Bonds (State Facilities Master Lease Program), Series 1995A, 5.750%,
                5/15/18 (Pre-refunded to 11/15/05)

      60,000   Utah Housing Finance Agency, Single Family Mortgage Senior Bonds,            No Opt. Call         AAA         64,742
                1988 Issue C (Federally Insured or Guaranteed Mortgage Loans), 8.375%,
                7/01/19

   3,500,000   White City Water Improvement District, Salt Lake County, Utah, General        2/05 at 100         AAA      3,964,205
                Obligation Water Bonds, Series 1995, 6.600%, 2/01/25
                (Pre-refunded to 2/01/05)
-----------------------------------------------------------------------------------------------------------------------------------
               Vermont - 1.1%

   9,235,000   Vermont Housing Finance Agency, Single Family Housing Bonds,              6/07 at 101 1/2         AAA      9,714,758
                Series 9, 5.900%, 5/01/29 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Washington - 2.0%

   8,800,000   Public Utility District No. 1 of Chelan County, Washington,                   7/08 at 102         AAA      8,638,256
                Chelan Hydro-Consolidated System Revenue Bonds, Series 1998A, 5.250%,
                7/01/33 (Alternative Minimum Tax)

   1,000,000   City of Marysville, Washington, Water and Sewer Revenue Bonds,               12/03 at 100         AAA      1,135,590
                Series of 1991, 7.000%, 12/01/11 (Pre-refunded to 12/01/03)

   5,000,000   Washington Public Power Supply System, Nuclear Project No. 2                 No Opt. Call         AAA      5,346,100
                Refunding Revenue Bonds, Series 1993B, 5.400%, 7/01/05

   2,000,000   Bellingham School District No. 501, Whatcom County, Washington,              12/04 at 100         AAA      2,222,939
                Unlimited Tax General Obligation Bonds, Series of 1994, 6.125%,
                12/01/13 (Pre-refunded to 12/01/04)
-----------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 0.4%

   2,000,000   City of Superior, Wisconsin, Limited Obligation Refunding Revenue            No Opt. Call         AAA      2,480,119
                Bonds (Midwest Energy Resources Company Project), Series E-1991
                (Collateralized), 6.900%, 8/01/21

   1,000,000   Three Lakes School District General Obligation, 6.750%, 4/01/12               4/03 at 100         AAA      1,110,100
                (Pre-refunded to 4/01/03)
-----------------------------------------------------------------------------------------------------------------------------------
               Wyoming - 0.2%

   2,000,000   The Trustees of the University of Wyoming, Facilities Revenue Bonds,          6/00 at 101         AAA      2,092,019
                Series 1991, 7.100%, 6/01/10
-----------------------------------------------------------------------------------------------------------------------------------
$841,771,000   Total Investments - (cost $782,201,919) - 99.1%                                                          853,095,629
============-----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.9%                                                                       7,665,826
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                       $860,761,455
               ====================================================================================================================


               All of the bonds in the portfolio are either covered by Original Issue Insurance. Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

            * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

            ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

          (WI) Security purchased on a when-issued basis (note 1).

                                 See accompanying notes to financial statements.

Statement of Net Assets
April 30, 1999

                                                                                           Insured
                                                                 Municipal Bond     Municipal Bond
--------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)    $2,919,418,804       $853,095,629
Cash                                                                 12,291,880                 --
Receivables:
    Interest                                                         52,043,093         15,179,604
    Investments sold                                                    200,000                 --
    Shares sold                                                         962,964          1,548,296
Other assets                                                             39,634              9,675
--------------------------------------------------------------------------------------------------
        Total assets                                              2,984,956,375        869,833,204
--------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                               --            560,417
Payables:
    Investments purchased                                                    --          4,984,896
    Shares redeemed                                                   2,665,578            648,400
Accrued expenses:
    Management fees (note 6)                                          1,101,513            336,490
    12b-1 distribution and service fees (notes 1 and 6)                  30,273             34,514
    Other                                                               303,397            189,042
Dividends payable                                                     9,145,532          2,317,990
--------------------------------------------------------------------------------------------------
        Total liabilities                                            13,246,293          9,071,749
--------------------------------------------------------------------------------------------------
Net assets (note 7)                                              $2,971,710,082       $860,761,455
==================================================================================================
Class A Shares (note 1)
Net assets                                                       $  120,418,263       $109,985,516
Shares outstanding                                                   12,579,145          9,859,679
Net asset value and redemption price per share                   $         9.57       $      11.16
Offering price per share (net asset value per share plus
  maximum sales charge of 4.20% of offering price)               $         9.99       $      11.65
==================================================================================================
Class B Shares (note 1)
Net assets                                                       $   10,085,570       $ 13,601,583
Shares outstanding                                                    1,053,529          1,219,133
Net asset value, offering and redemption price per share         $         9.57       $      11.16
==================================================================================================
Class C Shares (note 1)
Net assets                                                       $    7,190,608       $ 10,946,794
Shares outstanding                                                      751,553            990,641
Net asset value, offering and redemption price per share         $         9.57       $      11.05
==================================================================================================
Class R Shares (note 1)
Net assets                                                       $2,834,015,641       $726,227,562
Shares outstanding                                                  295,863,325         65,343,430
Net asset value, offering and redemption price per share         $         9.58       $      11.11
==================================================================================================

                                 See accompanying notes to financial statements.
25

Statement of Operations
Year Ended April 30, 1999

                                                                                               Insured
                                                                       Municipal Bond   Municipal Bond
------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                               $163,127,763      $47,880,643
------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 6)                                                   13,391,083        4,052,926
12b-1 service fees - Class A (notes 1 and 6)                                  218,760          201,568
12b-1 distribution and service fees -- Class B (notes 1 and 6)                 62,958           90,103
12b-1 distribution and service fees -- Class C (notes 1 and 6)                 45,440           70,475
Shareholders' servicing agent fees and expenses                             2,611,482          757,723
Custodian's fees and expenses                                                 316,474          123,192
Trustees' fees and expenses (note 6)                                           56,461           13,824
Professional fees                                                              61,856           19,888
Shareholders' reports -- printing and mailing expenses                        500,720          152,849
Federal and state registration fees                                            97,695           71,871
Portfolio insurance expense                                                        --           32,366
Other expenses                                                                 61,175           26,655
------------------------------------------------------------------------------------------------------
Total expenses                                                             17,424,104        5,613,440
------------------------------------------------------------------------------------------------------
Net investment income                                                     145,703,659       42,267,203
------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investment transactions (notes 1 and 4)              9,886,226        1,889,114
Net change in unrealized appreciation or depreciation of investments       33,024,384        9,916,541
------------------------------------------------------------------------------------------------------
Net gain from investments                                                  42,910,610       11,805,655
------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               $188,614,269      $54,072,858
======================================================================================================


                                                        See accompanying notes to financial statements.

                      Statement of Changes in Net Assets


                                                                           Municipal Bond                Insured Municipal Bond
                                                                    -----------------------------     ----------------------------
                                                                       Year Ended      Year Ended        Year Ended     Year Ended
                                                                          4/30/99         4/30/98           4/30/99        4/30/98
----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                               $ 145,703,659   $ 147,700,569      $ 42,267,203   $ 41,918,555
Net realized gain from investment transactions (notes 1 and 4)          9,886,226       7,384,205         1,889,114      6,786,199
Net change in unrealized appreciation or depreciation
  of investments                                                       33,024,384     100,807,694         9,916,541     23,049,222
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                            188,614,269     255,892,468        54,072,858     71,753,976
----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Class A                                                             (5,110,885)     (4,066,811)       (4,814,934)    (3,941,471)
   Class B                                                               (259,255)        (85,661)         (375,574)      (102,807)
   Class C                                                               (250,362)       (205,194)         (396,974)      (294,623)
   Class R                                                           (139,355,083)   (144,088,029)      (36,432,960)   (37,785,864)
From accumulated net realized gains from investment transactions:
   Class A                                                               (276,503)       (268,871)         (289,942)      (249,043)
   Class B                                                                (16,969)         (6,710)          (28,707)        (6,889)
   Class C                                                                (15,972)        (15,012)          (28,282)       (20,375)
   Class R                                                             (7,337,232)     (9,099,862)       (2,094,492)    (2,288,357)
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders            (152,622,261)   (157,836,150)      (44,461,865)   (44,689,429)
----------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                      174,357,355     188,619,020        79,661,007     75,516,982
Net proceeds from shares issued to shareholders due
  to reinvestment of distributions                                    116,641,699     123,635,013        29,306,392     30,119,890
----------------------------------------------------------------------------------------------------------------------------------
                                                                      290,999,054     312,254,033       108,967,399    105,636,872
----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                              (279,773,551)   (336,624,740)      (88,373,485)   (92,161,203)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
 transactions                                                          11,225,503     (24,370,707)       20,593,914     13,475,669
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                             47,217,511      73,685,611        30,204,907     40,540,216
Net assets at the beginning of year                                 2,924,492,571   2,850,806,960       830,556,548    790,016,332
----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                      $2,971,710,082  $2,924,492,571      $860,761,455   $830,556,548
==================================================================================================================================
Balance of undistributed net investment income at the end of year  $    1,260,486  $      532,412      $    566,781   $    320,020
==================================================================================================================================

                                                                                    See accompanying notes to financial statements.

1. General Information and Significant Accounting Policies

The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Municipal Bond Fund ("Municipal Bond") and the Nuveen Insured Municipal Bond Fund ("Insured Municipal Bond") (collectively the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

Each fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Funds' Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value:

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1999, Insured Municipal Bond had an outstanding when-issued purchase commitment of $4,984,896. There were no such outstanding purchase commitments in Municipal Bond.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 1999, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Insurance

Insured Municipal Bond invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended April 30, 1999.

Expense Allocation

Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                                               Municipal Bond
                                                                         ---------------------------------------------------------
                                                                             Year Ended 4/30/99             Year Ended 4/30/98
                                                                         ---------------------------------------------------------
                                                                              Shares          Amount        Shares          Amount
----------------------------------------------------------------------------------------------------------------------------------
Shares sold:

   Class A                                                                 3,884,851   $  37,318,567     3,610,340   $  34,138,865
   Class B                                                                   649,958       6,249,871       425,808       4,027,584
   Class C                                                                   358,434       3,445,814       198,476       1,867,171
   Class R                                                                13,266,170     127,343,103    15,747,999     148,585,400

Shares issued to shareholders due to reinvestment of distributions:

   Class A                                                                   376,509       3,619,256       314,639       2,970,090
   Class B                                                                    16,794         161,493         5,660          53,689
   Class C                                                                    18,430         177,022        18,178         171,005
   Class R                                                                11,717,295     112,683,928    12,768,468     120,440,229
----------------------------------------------------------------------------------------------------------------------------------
                                                                          30,288,441     290,999,054    33,089,568     312,254,033
----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:

   Class A                                                                (1,942,093)    (18,655,868)   (1,356,476)    (12,834,251)
   Class B                                                                   (50,591)       (484,678)      (45,312)       (430,447)
   Class C                                                                  (142,641)     (1,371,429)     (285,886)     (2,670,807)
   Class R                                                               (26,989,392)   (259,261,576)  (33,956,929)   (320,689,235)
----------------------------------------------------------------------------------------------------------------------------------
                                                                         (29,124,717)   (279,773,551)  (35,644,603)   (336,624,740)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                    1,163,724   $  11,225,503    (2,555,035)  $ (24,370,707)
==================================================================================================================================

                                                                                           Insured Municipal Bond
                                                                         ---------------------------------------------------------
                                                                             Year Ended 4/30/99             Year Ended 4/30/98
                                                                         ---------------------------------------------------------
                                                                              Shares          Amount        Shares          Amount
----------------------------------------------------------------------------------------------------------------------------------
Shares sold:

   Class A                                                                 2,677,296   $  29,968,100     2,354,322    $ 26,011,707
   Class B                                                                   822,802       9,209,496       407,571       4,505,416
   Class C                                                                   367,390       4,077,116       311,528       3,417,614
   Class R                                                                 3,266,237      36,406,295     3,788,731      41,582,245

Shares issued to shareholders due to reinvestment of distributions:

   Class A                                                                   281,935       3,161,785       242,808       2,675,963
   Class B                                                                    16,650         186,828         5,134          56,987
   Class C                                                                    24,527         272,429        22,045         240,583
   Class R                                                                 2,299,262      25,685,350     2,475,051      27,146,357
----------------------------------------------------------------------------------------------------------------------------------
                                                                           9,756,099     108,967,399     9,607,190     105,636,872
----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:

   Class A                                                                (1,302,533)    (14,580,513)     (891,941)     (9,818,160)
   Class B                                                                   (72,969)       (815,543)       (5,821)        (65,030)
   Class C                                                                  (137,020)     (1,519,584)     (129,381)     (1,413,103)
   Class R                                                                (6,411,557)    (71,457,845)   (7,358,468)    (80,864,910)
----------------------------------------------------------------------------------------------------------------------------------
                                                                          (7,924,079)    (88,373,485)   (8,385,611)    (92,161,203)
----------------------------------------------------------------------------------------------------------------------------------
Net increase                                                               1,832,020    $ 20,593,914     1,221,579    $ 13,475,669
==================================================================================================================================

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 1999, to shareholders of record on May 7, 1999, as follows:


                                                                     Insured
                                           Municipal Bond     Municipal Bond
-----------------------------------------------------------------------------
Dividend per share:

 Class A                                          $ .0375            $ .0450
 Class B                                            .0315              .0380
 Class C                                            .0330              .0395
 Class R                                            .0390              .0465
=============================================================================

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the fiscal year ended April 30, 1999, were as follows:

                                                                     Insured
                                           Municipal Bond     Municipal Bond
-----------------------------------------------------------------------------
Purchases:
 Long-term municipal securities              $343,495,419       $134,039,943
 Short-term municipal securities              164,493,000         64,700,000
Sales:
 Long-term municipal securities               347,465,026        109,417,057
 Short-term municipal securities              164,493,000         64,700,000
=============================================================================

At April 30, 1999, the identified cost of investments owned for federal income tax purposes was the same as the Cost for financial reporting purposes for each Fund.


5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1999, were as follows:

                                                                     Insured
                                           Municipal Bond     Municipal Bond
-----------------------------------------------------------------------------
Gross unrealized:
   appreciation                             $ 261,853,519       $ 71,253,640

   depreciation                                (1,588,626)          (359,930)
-----------------------------------------------------------------------------
Net unrealized appreciation                 $ 260,264,893       $ 70,893,710
=============================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:


Average Daily Net Asset Value                                Management Fee
----------------------------------------------------------------------------
For the first $125 million                                       .5000 of 1%
For the next $125 million                                        .4875 of 1
For the next $250 million                                        .4750 of 1
For the next $500 million                                        .4625 of 1
For the next $1 billion                                          .4500 of 1
For net assets over $2 billion                                   .4250 of 1
=============================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of Municipal Bond and .975 of 1% of the average daily net asset value of Insured Municipal Bond, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended April 30, 1999, the Distributor collected sales charges on purchases of Class A Shares of approximately $579,200 and $567,200 for Municipal Bond and Insured Municipal Bond, respectively, of which approximately $503,500 and $500,900, respectively, were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 1999, the Distributor compensated authorized dealers directly with approximately $283,100 and $398,500 in commission advances at the time of purchase for Municipal Bond and Insured Municipal Bond, respectively. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 1999, the Distributor retained approximately $78,600 and $118,800 in such 12b-1 fees for Municipal Bond and Insured Municipal Bond, respectively. The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also retained approximately $24,000 and $31,400 of CDSC on share redemptions for Municipal Bond and Insured Municipal Bond, respectively, during the fiscal year ended April 30, 1999.


7. Composition of Net Assets

At April 30, 1999, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:


                                                                      Insured
                                            Municipal Bond     Municipal Bond
------------------------------------------------------------------------------
Capital paid-in                             $2,706,654,482       $787,802,152
Balance of undistributed net
 investment income                               1,260,486            566,781
Accumulated net realized gain from
 investment transactions                         3,530,221          1,498,812
Net unrealized appreciation of
 investments                                   260,264,893         70,893,710
------------------------------------------------------------------------------
Net assets                                  $2,971,710,082       $860,761,455
==============================================================================


8. Investment Composition

At April 30, 1999, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                                                      Insured
                                            Municipal Bond     Municipal Bond
------------------------------------------------------------------------------
Education and Civic Organizations                        1%                 4%
Health Care                                             18                 15
Housing/Multifamily                                      7                  1
Housing/Single Family                                    5                  9
Tax Obligation/General                                   7                 11
Tax Obligation/Limited                                   9                  8
Transportation                                           5                  3
U.S. Guaranteed                                         15                 32
Utilities                                               23                 10
Water and Sewer                                          9                  6
Other                                                    1                  1
------------------------------------------------------------------------------
                                                       100%               100%
==============================================================================


Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. government or U.S. government agency securities, either of which ensure the timely payment of principal and interest in the event of default (37% for Municipal Bond and 100% for Insured Municipal
Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                             Financial Highlights

                             Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                                     Investment Operations              Less Distributions
                               ---------------------------------    ---------------------------
                                                    Net
MUNICIPAL BOND                                Realized/
                                             Unrealized
                  Beginning           Net       Invest-                 Net                        Ending
                        Net       Invest-          ment             Invest-                           Net
Year Ended            Asset          ment          Gain                ment    Capital              Asset         Total
April 30,             Value    Income (a)        (Loss)    Total     Income      Gains    Total     Value    Return (b)
-----------------------------------------------------------------------------------------------------------------------
Class A (6/95)
     1999             $9.46          $.45         $ .13    $ .58      $(.45)     $(.02)   $(.47)    $9.57          6.28%
     1998              9.14           .46           .35      .81       (.46)      (.03)    (.49)     9.46          9.00
     1997 (c)          9.24           .08          (.10)    (.02)      (.08)        --     (.08)     9.14          (.23)
     1997 (d)          9.28           .48            --      .48       (.47)      (.05)    (.52)     9.24          5.26
     1996 (e)          9.15           .34           .14      .48       (.32)      (.03)    (.35)     9.28          5.33
Class B (2/97)
     1999              9.46           .38           .13      .51       (.38)      (.02)    (.40)     9.57          5.49
     1998              9.15           .38           .35      .73       (.39)      (.03)    (.42)     9.46          8.09
     1997 (c)          9.24           .09          (.11)    (.02)      (.07)        --     (.07)     9.15          (.25)
     1997 (e)          9.23           .03           .01      .04       (.03)        --     (.03)     9.24           .47
Class C (6/95)
     1999              9.44           .40           .15      .55       (.40)      (.02)    (.42)     9.57          5.91
     1998              9.14           .40           .34      .74       (.41)      (.03)    (.44)     9.44          8.20
     1997 (c)          9.23           .07          (.09)    (.02)      (.07)        --     (.07)     9.14          (.21)
     1997 (d)          9.26           .42            --      .42       (.40)      (.05)    (.45)     9.23          4.64
     1996 (e)          9.15           .29           .13      .42       (.28)      (.03)    (.31)     9.26          4.59
Class R (11/76)
     1999              9.46           .47           .14      .61       (.47)      (.02)    (.49)     9.58          6.59
     1998              9.15           .48           .34      .82       (.48)      (.03)    (.51)     9.46          9.09
     1997 (c)          9.24           .08          (.09)    (.01)      (.08)        --     (.08)     9.15          (.09)
     1997 (d)          9.28           .49           .01      .50       (.49)      (.05)    (.54)     9.24          5.53
     1996 (d)          9.00           .51           .31      .82       (.51)      (.03)    (.54)     9.28          9.31
     1995 (d)          9.28           .52          (.21)     .31       (.51)      (.08)    (.59)     9.00          3.60
=======================================================================================================================

                                             Ratios/Supplemental Data
                  -------------------------------------------------------------------------------
                                                   Ratio                       Ratio
                                                  of Net                      of Net
                                  Ratio of    Investment      Ratio of    Investment
                                  Expenses        Income      Expenses     Income to
                                to Average    to Average    to Average       Average
                      Ending    Net Assets    Net Assets    Net Assets    Net Assets
                         Net        Before        Before         After         After    Portfolio
Year Ended            Assets    Reimburse-    Reimburse-    Reimburse-    Reimburse-     Turnover
April 30,              (000)          ment          ment      ment (a)      ment (a)        Ratio
-------------------------------------------------------------------------------------------------
Class A (6/95)
     1999         $  120,418           .77%         4.71%          .77%         4.71%          12%
     1998             97,029           .80          4.83           .80          4.83           10
     1997 (c)         70,331           .77*         5.13*          .77*         5.13*           2
     1997 (d)         68,204           .81          5.11           .81          5.11           12
     1996 (e)         37,089           .86*         5.11*          .83*         5.14*          17
Class B (2/97)
     1999             10,086          1.52          3.96          1.52          3.96           12
     1998              4,136          1.56          4.05          1.56          4.05           10
     1997 (c)            468          1.53*         4.39*         1.53*         4.39*           2
     1997 (e)             43          1.51          5.23          1.51*         5.23*          12
Class C (6/95)
     1999              7,191          1.32          4.15          1.32          4.15           12
     1998              4,886          1.35          4.29          1.35          4.29           10
     1997 (c)          5,360          1.32*         4.58*         1.32*         4.58*           2
     1997 (d)          5,039          1.54          4.37          1.54          4.37           12
     1996 (e)          1,915          1.64*         4.33*         1.58*         4.39*          17
Class R (11/76)
     1999          2,834,016           .57          4.90           .57          4.90           12
     1998          2,818,442           .60          5.04           .60          5.04           10
     1997 (c)      2,774,648           .57*         5.33*          .57*         5.33*           2
     1997 (d)      2,818,214           .57          5.35           .57          5.35           12
     1996 (d)      2,878,641           .59          5.53           .59          5.53           17
     1995 (d)      2,741,178           .59          5.79           .59          5.79           17
=================================================================================================

*    Annualized.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c)  For the two months ended April 30.

(d)  For the fiscal year ended February 28/29.

(e)  From commencement of class operations as noted through February 28/29.

Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)

                                Investment Operations                 Less Distributions
                           -------------------------------      ------------------------------

                                             Net
INSURED MUNICIPAL BOND                 Realized/
                                      Unrealized
                 Beginning        Net    Invest-                    Net                              Ending
                       Net    Invest-       ment                Invest-                                 Net
Year Ended           Asset       ment       Gain                   ment     Capital                   Asset       Total
April 30,            Value Income (a)     (Loss)     Total       Income       Gains       Total       Value  Return (b)
-----------------------------------------------------------------------------------------------------------------------
Class A (9/94)
   1999             $11.03       $.54     $ .16      $ .70       $(.54)      $(.03)      $(.57)      $11.16       6.43%
   1998              10.66        .54       .41        .95        (.55)       (.03)       (.58)       11.03       9.05
   1997 (c)          10.82        .09      (.16)      (.07)       (.09)          -        (.09)       10.66       (.63)
   1997 (d)          10.97        .56      (.13)       .43        (.54)       (.04)       (.58)       10.82       4.04
   1996 (d)          10.40        .54       .57       1.11        (.54)          -        (.54)       10.97      10.90
   1995 (e)          10.31        .26       .12        .38        (.27)       (.02)       (.29)       10.40       3.84
Class B (2/97)
  1999               11.03        .45       .16        .61        (.45)       (.03)       (.48)       11.16       5.63
  1998               10.67        .46       .39        .85        (.46)       (.03)       (.49)       11.03       8.14
  1997 (c)           10.82        .09      (.16)      (.07)       (.08)          -        (.08)       10.67       (.65)
  1997 (e)           10.80        .04       .02        .06        (.04)          -        (.04)       10.82        .55
Class C (9/94)
  1999               10.92        .47       .16        .63        (.47)       (.03)       (.50)       11.05       5.86
  1998               10.56        .48       .39        .87        (.48)       (.03)       (.51)       10.92       8.39
  1997 (c)           10.72        .08      (.16)      (.08)       (.08)          -        (.08)       10.56       (.73)
  1997 (d)           10.85        .46      (.09)       .37        (.46)       (.04)       (.50)       10.72       3.48
  1996 (d)           10.31        .46       .54       1.00        (.46)          -        (.46)       10.85       9.88
  1995 (e)           10.29        .23       .08        .31        (.27)       (.02)       (.29)       10.31       3.09
Class R (12/86)
  1999               10.98        .56       .15        .71        (.55)       (.03)       (.58)       11.11       6.62
  1998               10.62        .56       .39        .95        (.56)       (.03)       (.59)       10.98       9.17
  1997 (c)           10.78        .09      (.15)      (.06)       (.10)          -        (.10)       10.62       (.60)
  1997 (d)           10.92        .57      (.11)       .46        (.56)       (.04)       (.60)       10.78       4.38
  1996 (d)           10.38        .57       .54       1.11        (.57)          -        (.57)       10.92      10.94
  1995 (d)           10.81        .57      (.40)       .17        (.58)       (.02)       (.60)       10.38       1.85
=======================================================================================================================

                                                    Ratios/Supplemental Data
                      -----------------------------------------------------------------------------------
                                                        Ratio                         Ratio
                                                       of Net                        of Net
                                     Ratio of      Investment       Ratio of     Investment
                                     Expenses          Income       Expenses      Income to
                                   to Average      to Average     to Average        Average
                        Ending     Net Assets      Net Assets     Net Assets     Net Assets
                           Net         Before          Before          After          After     Portfolio
Year Ended              Assets     Reimburse-      Reimburse-     Reimburse-     Reimburse-      Turnover
April 30,                (000)           ment            ment       ment (a)       ment (a)          Rate
---------------------------------------------------------------------------------------------------------
Class A (9/94)
   1999               $109,986           .81%           4.80%           .81%          4.80%            13%
   1998                 90,459           .86            4.91            .86           4.91             40
   1997 (c)             69,291           .84*           5.12*           .84*          5.12*            12
   1997 (d)             68,268           .87            5.07            .87           5.07             35
   1996 (d)             46,943           .92            5.00            .91           5.01             27
   1995 (e)             14,097          1.27*           5.28*          1.00*          5.55*            25
Class B (2/97)
  1999                  13,602          1.56            4.05           1.56           4.05             13
  1998                   4,992          1.61            4.14           1.61           4.14             40
  1997 (c)                 488          1.59*           4.36*          1.59*          4.36*            12
  1997 (e)                 228          1.58*           4.84*          1.58*          4.84*            35
Class C (9/94)
  1999                  10,947          1.36            4.25           1.36           4.25             13
  1998                   8,037          1.41            4.36           1.41           4.36             40
  1997 (c)               5,615          1.39*           4.57*          1.39*          4.57*            12
  1997 (d)               5,448          1.61            4.33           1.61           4.33             35
  1996 (d)               5,151          1.63            4.34           1.63           4.34             27
  1995 (e)               3,979          1.75*           4.83*          1.75*          4.83*            25
Class R (12/86)
  1999                 726,228           .62            5.00            .62           5.00             13
  1998                 727,068           .66            5.12            .66           5.12             40
  1997 (c)             714,622           .64*           5.31*           .64*          5.31*            12
  1997 (d)             732,587           .63            5.31            .63           5.31             35
  1996 (d)             761,936           .63            5.33            .63           5.33             27
  1995 (d)             736,702           .64            5.67            .64           5.67             25
=========================================================================================================

*    Annualized.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)  For the two months ended April 30.
(d)  For the fiscal year ended February 28/29.
(e)  From commencement of class operations as noted through February 28/29.

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

We have audited the accompanying statements of net assets, including the portfolios of investments, of the Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund (two of the portfolios constituting the Nuveen Flagship Municipal Trust (a Massachusetts business trust)), as of April 30, 1999, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund of the Nuveen Flagship Municipal Trust as of April 30, 1999, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Chicago, Illinois

June 18, 1999

Building a Better Portfolio
Can Make You a Successful Investor


Nuveen Family of Mutual Funds

Nuveen offers a variety of funds designed to help you reach your financial goals.


Growth
Nuveen Rittenhouse
Growth Fund


Growth and Income
European Value Fund

Growth and
Income Stock Fund

Balanced Stock
and Bond Fund

Balanced Municipal
and Stock Fund

Dividend and
Growth Fund

Income
Income Fund


Tax-Free Income

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term


State Funds
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin


Successful investors know that a well-diversified portfolio - one that balances different types of investments, levels of risk and tax management - can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial adviser a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals.


Mutual Funds

Nuveen offers a family of equity, balanced and municipal bond funds featuring Premier Advisers/SM/ including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies and a focus on consistent, long-term performance. With Nuveen's Premier Adviser funds, you have all the advantages of a family of funds plus the benefits of specialized investment expertise.


Private Asset Management

Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.


Defined Portfolios

Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.


Exchange-Traded Funds

Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.


MuniPreferred/R/

Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information




Board of Trustees

Robert R Bremner

Lawrence H. Brown

Anne E. Impellizzeri

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger

Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and
Shareholder Services
Chase Global Fund Services Company
P.O. Box 5186
New York, NY 10274

(800) 257-8787


Legal Counsel

Morgan, Lewis &
Bockius LLP
Washington, D.C.


Independent Public
Accountants
Arthur Andersen LLP
Chicago, IL


-----
37

   SERVING
Investors for Generations



Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them pursue their financial goals.

   The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies whose aim is to provide consistent, competitive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

   Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. Our growth, growth and income, income, and tax-free funds, along with our defined portfolios and private asset management, can help you build a better, well-diversified portfolio.

   Talk with your financial adviser to learn more about how Nuveen investment products and services can help you. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before investing.


[Photo of John Nuveen, Sr.
appears here]
John Nuveen, Sr.


NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL. 60606-1286

www.nuveen.com

                                   April 30, 1999   Annual Report
                                                                          NUVEEN
                                                                    Mutual Funds

Nuveen Municipal Bond Funds

[PHOTO APPEARS HERE]

Dependable, tax-free
income to help
you keep more
of what you earn.

All-American
Municipal Bond Fund

Intermediate
Municipal Bond Fund

Limited Term
Municipal Bond Fund

   Featuring Portfolio Management By Nuveen Investment Advisory Services
                                      A Premier Adviser(SM) for Income Investing

    Contents
 1  Dear Shareholder

 4  Report from the Portfolio Managers

 7  Nuveen Flagship All-American Municipal Bond Fund Highlights

 8  Nuveen Flagship Intermediate Municipal Bond Fund

 9  Nuveen Flagship Limited Term Municipal Bond Fund Highlights

10  Portfolio of Investments

36  Statement of Net Assets

37  Statement of Operations

38  Statement of Changes in Net Assets

39  Notes to Financial Statements

45  Financial Highlights

48  Report of Independent Public Accountants

49  Fund Information

DEAR Shareholder

I would like to take the opportunity to report on the performance of the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund and the Nuveen Flagship Limited Term Municipal Bond Fund for the fiscal year ended April 30, 1999.

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board

"Improvements in productivity, spurred by technological advances, have been responsible for offsetting wage and other inflationary pressures."

The Year in Review.
The past 12 months saw the U.S. economy continue its pattern of non-inflationary growth, accompanied by low interest rates and unemployment levels that remain among the lowest in three decades. Much of the current economic growth is propelled by consumer demand, which has helped the U.S. resist the downward pull of weaker overseas markets.

  All indications point to a confident U.S. consumer who is comfortable with the current state of the economy, especially the performance of the housing, stock and job markets. This confidence is reflected in the most recent Consumer Confidence Index report, issued by the Conference Board Inc., which showed a record-setting seventh consecutive month of gains in May.

  On the global front, the turmoil of the past two years appears to be fading somewhat, as international financial markets have begun to send recovery signals.

  Inflation in the U.S. continued to operate at benign levels, with an increase of 2.2% for the 12 months ended April 30, 1999. Despite a spike in consumer prices in April, propelled by rising energy costs (which have subsequently declined), the general backdrop of inflation indicators continued to be mild, with the employment cost index, average hourly earnings, and import and producer price trends all remaining favorable.

  As Federal Reserve Chairman Alan Greenspan recently stated, one of the key factors in achieving today's peaceful coexistence of economic growth and low inflation has been increased productivity. Improvements in productivity, spurred by technological advances, have been responsible for offsetting wage and other inflationary pressures that we would normally expect to see as part of a growing economy.

"Municipal bonds represented a reasonably insulated haven in an otherwise turbulent market, with lower volatility relative to Treasury bonds and other fixed-income investments."

  On the interest rate front, last fall saw the Federal Reserve ease short-term rates for the first time in almost three years. Between the end of September and mid-November 1998, three successive cuts brought the federal funds rate to 4.75%, averting a potential domestic credit crunch and restoring some stability to global markets. The fed funds rate is the rate that banks charge each other for overnight loans and serves as the basis many financial institutions use for setting interest charges on a variety of products, from mortgage and car loans to credit cards.

  Following the success of these preemptive moves, the Fed indicated that fighting inflation continued to be a top priority by remaining in a proactive mode and responding to April's increased consumer prices with a shift to a tightening bias. By doing this, the Fed signaled its continued support of the market without changing interest rates or fundamentally altering the economy.

  In the months ahead, we will continue to watch for indications from the Fed and other factors that affect the economy's future, including wage and employment statistics, reports on productivity growth, capital equipment spending and the progress of international economic recovery. We believe these key components will influence the outlook for fixed-income markets well into the new millennium.


Municipal Bonds: An Attractive Investment Option.

As interest rates declined over the past year, our municipal bond funds continued to provide bright spots among the various investment options, offering attractive, stable income in a market that places a high premium on yield. In 1998, municipal bonds represented a reasonably insulated haven in an otherwise turbulent market, with lower volatility relative to Treasury bonds and other fixed-income investments. In fact, for the first four months of 1999, municipals outperformed Treasuries.

  The high ratio of tax-exempt municipal yields to Treasury yields sheltered municipal bonds from the price decline that occurred in the Treasury market during the first four months of the year.

  While the interest rate on 30-year Treasury bonds rose from 5.10% at the end of December to 5.66% as of April 30, 1999, the yield on the Bond Buyer Revenue Bond Index, an unmanaged index of long-term municipal revenue bonds, gained just three basis points--from 5.26% to 5.29%. Given the inverse relationship between interest rates and bond prices, we saw bond prices fall as rates rose over this period. Though municipal bond prices did decrease, the decline was not as dramatic as the drop in Treasuries.

  The differential in performance reflects the fact that Treasuries had become relatively expensive as the result of safe-haven buying during the international economic crises of the past year. As the financial turmoil subsided, however, foreign investors returned to investing in their own countries rather than in U.S. dollar-denominated securities, and the decline in demand caused U.S. Treasuries to drop in price.

  At the end of April 1999, the ratio between long-term municipal yields and 30-year Treasury yields stood at 94%, compared with the historical average of 86% for the period of 1986-1999. For investors, this meant that quality long-term municipal bonds offered yields comparable to those of long Treasury bonds--even before the tax advantages of municipal bonds were taken into account. On an after-tax basis in today's market, municipal bonds continue to present an exceptionally attractive investment option relative to Treasuries.

  During 1998, lower interest rates and the strong economy combined to generate high levels of new municipal issuance and a significant increase in the refinancing of existing bonds. Municipal issuance in 1998 reached $284 billion, up 29% over 1997.

  In terms of total municipal issuance, 1998 ranked as the second largest year on record, next to 1993's $292 billion. In the first four months of 1999, however, as the market settled into a more stable interest rate environment, refunding activity dropped off dramatically. As a result, municipal supply in 1999 has declined by approximately 25% from the levels of a year ago. This, in turn, has enhanced the attractiveness of the municipal bonds that were brought to market, as demand--especially from individual investors--remained relatively strong.

  The strength of the U.S. economy continues to benefit municipal issuers, as higher tax revenues produced improvements in the fundamental health of many municipalities. In 1998, for example, state tax revenues rose by an average of 6.9%. This expanded flow of tax dollars resulted in higher credit ratings for many municipal governments. (Moody's Investors Service, Inc. and Standard & Poor's Corporation issue credit ratings for municipal bonds, representing their opinions as to the quality of the securities.)

The Value of Nuveen Expertise. Nuveen Mutual Funds are a diverse collection of investments featuring an impressive ensemble of highly regarded asset management firms--Premier Advisers/SM/--who direct the investment activities of each portfolio.

  The Premier Advisers are firms that have earned a reputation for excellence in their field of expertise--whether in municipal bonds, blue-chip growth stocks, large-cap value stocks or international securities. They include: Nuveen Investment Advisory Services for income investing, Rittenhouse Financial Services for growth investing, and Institutional Capital Corporation for value investing.

  For more information on our funds, contact your financial adviser for a prospectus, or call Nuveen at (800) 621-7227, or download one from www.nuveen.com. Please read the prospectus carefully before you invest or send money. We encourage you to talk with your financial adviser about Nuveen's expanding array of investments and the ways they can help you establish a diversified portfolio designed to build and sustain long-term financial security.

  Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund and Nuveen Flagship Limited Term Municipal Bond Fund are just three examples of the quality investments that embody Nuveen's income investing expertise--carrying on a tradition established throughout Nuveen's 100-year history. More than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime. We are grateful for the confidence you have placed in us and are dedicated to maintaining your trust in the years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
June 15, 1999


"...Municipal supply in 1999 has declined... this has enhanced the attractiveness of the municipal bonds that were brought to market."

Report from the Portfolio Managers

Despite troubles in the global financial arena that led investors on a flight to quality, the municipal market did not act out of the ordinary during the fiscal year ended April 30, 1999. Rick Huber, portfolio manager of Nuveen Flagship All-American Municipal Bond Fund and Nuveen Flagship Limited Term Municipal Bond Fund, and Paul Brennan, portfolio manager of Nuveen Flagship Intermediate Municipal Bond Fund, discuss the municipal bond market, as well as their funds' performance and key investment strategies.

Comments cover the fiscal year ended April 30, 1999, and all performance statistics are quoted for Class A shares at net asset value.

What economic factors affected the municipal market May 1, 1998 through April 30, 1999? The major news event of the funds' fiscal year was the foreign markets' financial crises, which caused a surge in the global demand for U.S. Treasury bonds--the world's most liquid and risk-free securities. This phenomenon is commonly referred to as a "flight to quality." However, because municipal bonds are not as attractive to foreign buyers, who generally cannot take advantage of their tax-exempt feature, the big news in `98 had little effect on the municipal market.

  The Federal Reserve Board responded to the global crisis by lowering short-term interest rates three times between late September and early November.

  The Fed cuts succeeded in their objective and by early 1999, investor sentiment improved and the crisis appeared to be over.

  Stronger-than-expected U.S. economic growth led to a dramatic selloff in the Treasury market in February, however, as concerns grew over the potential for inflation, which has been unusually low in recent years. Municipal bonds outperformed Treasury securities during the selloff.

  Municipal issuance was strong during the funds' fiscal year, as issuers took advantage of low interest rates. Because of higher supply and lower demand, municipal bond yields exceeded taxable yields at times, making it a rewarding asset class for investors. More typically, municipals yield about 86% of comparably maturing Treasury bonds.

  As the second quarter of 1999 approached, the foreign economic crises receded further into the background, and the U.S. economy remained buoyant. However, inflation fears became more prevalent as oil prices rebounded and the consumer price index spiked upward, causing yields on most fixed-income securities to rise.


Rick, what can you tell us about Nuveen Flagship All-American Municipal Bond Fund's performance? For the fiscal year ended April 30, 1999, the total return for Class A shares on net asset value was 6.23%, outperforming the 5.78% average total return* of the Lipper General Municipal Bond Peer Group.** The fund ranked 74 out of 258 funds in the category.


Rick, how did Nuveen Flagship Limited Term Municipal Bond Fund perform during its fiscal year? For the one-year period ended April 30, 1999, the total return* for Class A shares on net asset value was 5.57%.


* Total return is the sum of the fund's income and capital gains distributions plus price changes in the underlying bond portfolio.

**The Lipper Peer Group return represents the average annualized returns of the funds in the applicable Lipper National Municipal Debt category. The return assumes reinvestment of dividends and does not reflect any applicable sales charge.

To what do you attribute both funds' performance? The strong relative performance of Nuveen Flagship All-American Municipal Bond Fund was due primarily to our focus on the yield curve, which describes the yield available on bonds at various maturities. We found value in securities that were at a premium and were priced to call options. The benefit to the fund, and therefore to its shareholders, is that these securities produced the greatest amount of coupon return, which translates into price stability and higher distribution yield.

  Also a boost to the All-American Fund's performance during the last part of the fiscal year was our purchase of some industrial-backed municipal bonds, which we bought at attractive prices when much of the market perceived that global economic weakness would bleed into the U.S. economy and hurt this sector. This has not happened, and as a result, industrial-backed municipal bonds have outperformed traditional tax-backed obligations.

  In addition, the fund benefited from refunding activity. One such deal took place in the first quarter of 1999. The Illinois Education Facilities Authority for Columbia College bonds were refunded and are now backed by U.S. government escrow securities. As a result, the bonds have appreciated in price.

  The Limited Term Municipal Bond Fund benefited mainly from values we found in private placements and limited public offerings, bonds that are offered to a smaller group of buyers. Their more private nature involves increased risks, and they therefore generally have offered higher yields than traditional public offerings. Because there is less public information available on private deals, we rely on our capable research team to help mitigate those risks by performing extensive research on each potential issue.

What key strategies did you and your team use in managing the All-American Municipal Bond Fund and the Limited Term Municipal Bond Fund? Our value-investing philosophy of seeking undervalued sectors and bonds proved effective during the year for both funds. For example, in the All-American Fund, we purchased energy bonds when oil prices were particularly weak.


Why was the All-American Municipal Bond Fund's dividend reduced during this period? In order to maintain the fund's long-term objective, we traded some of the fund's existing bonds, which typically had higher coupon rates, as they neared their maturity dates and purchased in their place bonds with later maturity dates.

  Because of current market conditions, namely the lower interest rates, the newer bonds are earning less income for the fund than the older bonds had.

  On the bright side, the new bonds offer better total return potential for the fund.


Paul, what can you tell us about the Intermediate Municipal Bond Fund's performance? The total return for Class A shares on net asset value for the fiscal year ended April 30, 1999 was 6.14%, which exceeded the average total return of 5.83% posted by the Lipper National Intermediate Municipal peer group. The fund ranked 38 out of 134 funds in its peer group.

  During the fiscal year, the intermediate bond sector was more affected by falling interest rates than the long-term sector was since intermediates are more highly correlated to short-term rates, which the Fed cut three times in the fall.

  We attribute the fund's strong performance primarily to our decision to keep the portfolio's average duration longer than that of its peers'. A bond's duration measures its price volatility, or reaction to interest rate movements. The longer the duration, the more sensitive it is to changes in interest rates.

  Virtually all of the bonds in our portfolio make fixed interest payments and their prices rise when interest rates fall due to the inverse relationship of bond prices and interest rates.

  Also a boost to performance was our ability to take advantage of opportunities to purchase a select amount of lower-rated investment-grade bonds with relatively attractive yields. In many instances, these types of issues were only offered to institutional investors like Nuveen. Further, Nuveen's seasoned research staff helps identify the most appropriate opportunities for the fund.

What were your key strategies in managing the Intermediate Municipal Bond Fund? We worked to maintain the maturity structure of the portfolio, which includes many noncallable bonds. The maturities within the portfolio become shorter over time, and as they lose their intermediate-term status, we trade them in for bonds with longer maturities, in the 11-12 year range, in order to maintain the fund's investment objective as an intermediate-term bond fund.

  Much like for the Limited Term and All-American funds, our value-investing philosophy of trying to buy undervalued sectors and individual bonds proved effective during the year. In addition to finding attractively priced lower-rated bonds as I mentioned earlier, we have found value in the transportation, water and sewer and education sectors.

  The fund's weighting in Florida issues primarily reflects the merger of Nuveen Flagship Florida Intermediate Municipal Bond Fund into Nuveen Flagship Intermediate Municipal Bond Fund last fall. We plan to maintain this weighting until we see any change in the Florida municipal market that would create a beneficial selling opportunity.


Why was the Intermediate Municipal Bond Fund's dividend decreased during the period? The combination of low interest rates, trading activity geared to maintain the fund's intermediate-term focus, and new cash flow caused the fund to reduce its dividend slightly. The fund's investment objective is to provide as high a level of current interest income, exempt from regular federal, state and in some cases, local income taxes, as is consistent with preservation of capital. So there are two goals, income as well as total return.

  The small reduction was necessary in keeping with the interests of shareholders' total return investment objectives.


Rick and Paul, what is your outlook for the Nuveen Flagship municipal bond funds? We expect U.S. Treasury rates will remain stable for the rest of 1999, and that municipal bonds will trade in line with Treasuries, closer to their historical levels.

  The economy should continue to grow moderately in a stable manufacturing environment.

  As a result, prices on the lower-quality investment-grade securities should firm up, providing the potential for continued relatively strong performance by the funds.

  We will continue our commitment to enhancing call protection on the funds and keeping each fund true to its specific investment objectives. As always, we will search for pockets of opportunity in the municipal market that will help us maintain the funds' dividends and total returns.

  With the strong economy, municipal bond funds continue to be a wise choice for many investors. Many investors are searching for attractive fixed-income opportunities. With municipals being one of the few tax-free selections left, demand is growing. Supply is expected to be on course at the levels we have seen in 1998. A tight supply and high level on demand will typically provide a stable environment for investments.


         "We will continue our commitment to enhancing call protection on the funds and keeping each fund true to its
                       specific investment objectives."

NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND

Highlights as of April 30, 1999


Quick Facts
                               A Shares    B Shares    C Shares    R Shares
NAV                              $11.43     $ 11.44     $ 11.42     $ 11.44
---------------------------------------------------------------------------
April's Dividend                 $0.047     $0.0400     $0.0420     $0.0490
---------------------------------------------------------------------------
Fund Symbol                       FLAAX         N/A       FAACX         N/A
---------------------------------------------------------------------------
CUSIP                         67065Q889   67065Q871   67065Q863   67065Q855
---------------------------------------------------------------------------
Inception Date                    10/88        2/97        6/93        2/97
---------------------------------------------------------------------------

Total Return (Annualized)/2/
                                       A Shares          B Shares    C Shares    R Shares
                                    NAV        Offer        NAV         NAV        NAV
1-Year                             6.23%       1.74%       5.46%       5.69%      6.54%
-----------------------------------------------------------------------------------------
5-Year                             7.70%       6.78%       7.04%       7.13%      7.82%
-----------------------------------------------------------------------------------------
10-Year                            8.48%       8.02%       8.02%       7.89%      8.54%
-----------------------------------------------------------------------------------------
1-Year TER*                        8.56%       3.97%       7.44%       7.77%      8.98%

*   Taxable Equivalent Return (31%)

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years, which is not reflected in the return figures. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

Index Comparison/2/

     [LINE CHART APPEARS HERE]

Lehman Brothers Municipal      Nuveen Flagship All-American     Nuveen Flagship All-American
     Bond Index                 Municipal Bond Fund (NAV)       Municipal Bond Fund (Offer)
        $21,803                         $22,578                           $21,630
--------------------------------------------------------------------------------------------
         10,000                          10,000                             9,580
--------------------------------------------------------------------------------------------
         10,720                          10,560                            10,110
--------------------------------------------------------------------------------------------
         11,950                          11,850                            11,350
--------------------------------------------------------------------------------------------
         13,090                          13,180                            12,630
--------------------------------------------------------------------------------------------
         14,740                          15,190                            14,550
--------------------------------------------------------------------------------------------
         15,060                          15,580                            14,930
--------------------------------------------------------------------------------------------
         16,060                          16,540                            15,840
--------------------------------------------------------------------------------------------
         17,340                          17,800                            17,050
--------------------------------------------------------------------------------------------
         18,650                          19,260                            18,460
--------------------------------------------------------------------------------------------
         20,390                          21,250                            20,360
--------------------------------------------------------------------------------------------
         21,803                          22,578                            21,630
--------------------------------------------------------------------------------------------

Monthly Tax-Free Dividends/4/ (Class A Shares)

    [BAR CHART APPEARS HERE]



May                 .049
June                .049
July                .048
August              .048
September           .048
October             .048
November            .048
December            .048
January             .047
February            .047
March               .047
April               .047

* Nuveen Flagship All-American Municipal Bond Fund also paid shareholders capital gains distribution in December of $0.0108 per share.

Past performance is not predictive of future results.

Morningstar Rating/TM 1/

****
Overall rating among 1579
municipal bond funds as
of 4/30/99.


Portfolio Statistics

Fund Net Assets                       $ 427 million
---------------------------------------------------
Effective Maturity                      21.47 years
---------------------------------------------------
Average
Effective Duration                             8.34
---------------------------------------------------

Top Five Sectors**

Utilities                                        20%
---------------------------------------------------
U.S. Guaranteed                                  14%
---------------------------------------------------
Transportation                                   13%
---------------------------------------------------
Health Care                                      13%
---------------------------------------------------
Education & Civic Organizations                   9%
---------------------------------------------------


Bond Credit Quality**

          [PIE CHART APPEARS HERE]

AAA/U.S.
Grtd...33%
AA.....10%
A......13%
BBB/
NR.....44%


**as a percentage of total bond holdings


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

/1/ Morningstar proprietary ratings reflect historical risk-adjusted performance as of 04/30/99. The ratings are subject to change every month. Ratings are for the A share class only; other classes may vary. Past performance is no guarantee of future results. Morningstar ratings are calculated form the fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day T-bill returns. All-American received 4 stars for the three-, five-, and 10 year periods. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars and the next 35% receive 3 stars. The funds were rated among 1579, 1151, and 367 funds for the three-, five-, and 10-year periods respectively.

/3/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

  NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND


Highlights  as of April 30, 1999

Quick Facts
                                           A Shares    C Shares    R Shares
NAV                                          $11.00     $ 11.02     $ 10.99
---------------------------------------------------------------------------
April's Dividend                             $ 0.04     $0.0350     $0.0415
---------------------------------------------------------------------------
Fund Symbol                                   FINTX       FINCX         N/A
---------------------------------------------------------------------------
CUSIP                                     67065Q814   67065Q798   67065Q780
---------------------------------------------------------------------------
Inception Date                                 9/92       12/95        2/97
---------------------------------------------------------------------------

Total Return (Annualized)/1/
                                              A Shares          C Shares    R Shares
                                           NAV        Offer        NAV         NAV

1-Year                                    6.14%       2.93%       5.66%       6.42%
------------------------------------------------------------------------------------
5-Year                                    6.84%       6.19%       6.29%       6.90%
------------------------------------------------------------------------------------
Since Inception                           7.08%       6.59%       6.52%       7.13%
------------------------------------------------------------------------------------
1-Year TER*                               8.24%       4.96%       7.50%       8.60%

*   Taxable Equivalent Return (31%)
/1/ Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.

Index Comparison/2/


     [LINE CHART APPEARS HERE]


                           Nuveen Flagship           Nuveen Flagship
Lehman Brothers 7-year  Intermediate Municipal   Intermediate Municipal
 Municipal Bond Index      Bond Fund (NAV)          Bond Fund (Offer)
    $15,036               $15,693                    $15,223
----------------------  ----------------------   ----------------------
     10,000                10,000                      9,700
     10,550                10,920                     10,600
     10,880                11,280                     10,940
     11,520                11,810                     11,460
     12,390                12,720                     12,340
     13,050                13,570                     13,160
     14,080                14,790                     14,340
     15,036                15,693                     15,223

Monthly Tax-Free Dividends (Class A Shares)/3/

     [BAR CHART APPEARS HERE]

          May            .042
          June           .042
          July           .042
          August         .042
          September      .0422
          October        .042
          November       .042
          December       .042
          January        .040
          February       .040
          March          .040
          April          .040

/3/ The fund also paid shareholders capital gains distributions in December of $0.0442 per share.

Past performance is not predictive of future results.

Portfolio Statistics

Fund Net Assets                                    $62 million
--------------------------------------------------------------
Effective Maturity                                 9.06  years
--------------------------------------------------------------
Average
Effective Duration                                        7.16
--------------------------------------------------------------

Top Five Sectors**

Health Care                                                 20%
--------------------------------------------------------------
Transportation                                              16%
--------------------------------------------------------------
Tax Obligation (Limited)                                    14%
--------------------------------------------------------------
Tax Obligation (General)                                    12%
--------------------------------------------------------------
Utilities                                                   11%
--------------------------------------------------------------

[PIE CHART APPEARS HERE]

Bond Credit Quality**

AAA/U.S.
Grtd...........36%
AA..............6%
A..............17%
BBB/
NR.............41%


**as a percentage of total bond holdings


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

/2/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers 7-Year Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (3%) and all ongoing fund expenses.

NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND
Highlights as of April 30, 1999


--------------------------------------------------------------------
Quick Facts
--------------------------------------------------------------------
                                  A Shares     C Shares     R Shares
NAV                                $ 10.89      $ 10.87      $ 10.87
--------------------------------------------------------------------
April's Dividend                   $0.0405      $0.0375      $0.0425
--------------------------------------------------------------------
Fund Symbol                          FLTDX        FLTCX          N/A
--------------------------------------------------------------------
CUSIP                            67065Q848    67065Q830    67065Q822
--------------------------------------------------------------------
Inception Date                       10/87        12/95         2/97
--------------------------------------------------------------------


--------------------------------------------------------------------
Total Return (Annualized)/2/
--------------------------------------------------------------------
                                  A Shares     C Shares     R Shares
                               NAV    Offer       NAV          NAV
1-Year                        5.57%   2.90%      5.13%        5.81%
--------------------------------------------------------------------
5-Year                        5.41%   4.88%      5.04%        5.47%
--------------------------------------------------------------------
10-Year                       6.52%   6.26%      6.18%        6.55%
--------------------------------------------------------------------
1-Year TER*                   7.70%   4.98%      7.11%        8.05%

*    Taxable Equivalent Return (31%)
/2/ Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within one year which is not reflected in the one-year total return.


---------------------------------------
Index Comparison/3/
---------------------------------------

[LINE CHART APPEARS HERE]

                           Nuveen Flagship           Nuveen Flagship
Lehman Brothers 5-Year    Limt'd Municipal          Limt'd Municipal
 Municipal Bond Index      Bond Fund (NAV)          Bond Fund (Offer)
       $19,724                  $18,812                    $18,341
----------------------  ----------------------   ----------------------
        10,000                   10,000                      9,750
        10,740                   10,700                     10,430
        11,950                   11,650                     11,360
        12,970                   12,680                     12,360
        14,280                   14,010                     13,660
        14,710                   14,460                     14,100
        15,510                   15,040                     14,660
        16,580                   15,940                     15,540
        17,350                   16,700                     16,290
        18,520                   17,820                     17,370
        19,724                   18,812                     18,341


----------------------------------------------
Monthly Tax-Free Dividends (Class A Shares)/4/
----------------------------------------------

[BAR CHART APPEARS HERE]



May            .0425
June           .0425
July           .0425
August         .0425
September      .0425
October        .0425
November       .0425
December       .0425
January        .0405
February       .0405
March          .0405
April          .0405


/4/ Nuveen Flagship Limited Term Municipal Bond Fund also paid shareholders net ordinary income distributions in December of $0.00008.

Past performance is not predictive of future results.


---------------------------------------
Morningstar Rating/TM/ /1/
---------------------------------------
****
Overall rating among 1579
municipal bond funds as
of 4/30/99.


---------------------------------------
Portfolio Statistics
---------------------------------------

Fund Net Assets            $545 million
---------------------------------------
Effective Maturity           4.97 years
---------------------------------------
Average
Effective Duration                 4.61
---------------------------------------


---------------------------------------
Top Five Sectors**
---------------------------------------

Utilities                           22%
---------------------------------------
Health Care                         17%
---------------------------------------
Education & Civic Organizations     13%
---------------------------------------
U.S. Guaranteed                      9%
---------------------------------------
Tax Obligation (Limited)             9%
---------------------------------------


---------------------------------------
Bond Credit Quality**
---------------------------------------

[PIE CHART APPEARS HERE]

AAA/U.S.
Grtd...37%

AA......6%

A......23%

BBB/
NR.....34%


**as a percentage of total bond holdings


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Performance of classes will differ. For additional information, please see the fund's prospectus.

/1/ Morningstar proprietary ratings reflect historical risk-adjusted performance as of 04/30/99. The ratings are subject to change every month. Ratings are for the A share class only; other classes may vary. Past performance is no guarantee of future results. Morningstar ratings are calculated form the fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day T-bill returns. Limited-Term received 3 stars, 4 stars, 5 stars for the three-, five-, and 10-year periods respectively. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars and the next 35% receive 3 stars. The funds were rated among 1579, 1151, and 367 funds for the three-, five-, and 10-year periods respectively.

/3/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers 5-Year Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (2.50%) and all ongoing fund expenses.

                         Portfolio of Investments
                         Nuveen Flagship All-American Municipal Bond Fund April 30, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Alabama - 0.9%

$    25,000    Alabama Housing Finance Authority, Single Family Mortgage                     4/04 at 102         Aaa      $  26,940
                 Revenue Bonds (Collateralized Home Mortgage Revenue Bond
                 Program), 1994 Series A-1 Bonds, 6.600%, 4/01/19

    200,000    Alabama State Docks Department, Docks Facilities Revenue Bonds,              10/06 at 102         AAA        219,466
                 Series 1996, 6.100%, 10/01/13 (Alternative Minimum Tax)

    100,000    Alabama State Docks Department, Docks Facilities Revenue Bonds,              10/07 at 102         AAA        102,319
                 Series 1997, 5.375%, 10/01/17 (Alternative Minimum Tax)

     50,000    Alabama Public School and College Authority, Refunding Bonds,                No Opt. Call          AA         53,530
                 Series 1993A, 6.000%, 8/01/02

    400,000    The Utilities Board of the City of Bayou La Batre (Alabama),                  3/07 at 102          AA        420,672
                 Water and Sewer Revenue Refunding and Improvement Bonds,
                 Series 1997, 5.750%, 3/01/27

    150,000    The Special Care Facilities Financing Authority of the City of                6/07 at 102         AAA        155,697
                 Birmingham, Children's Hospital, Health Care Facility
                 Revenue Bonds, Series 1997, 5.500%, 6/01/22

    200,000    The Special Care Facilities Financing Authority of the City of                8/05 at 102         AAA        212,930
                 Birmingham, Carraway Revenue Bonds, Series 1995A (Carraway
                 Methodist Health Systems), 5.875%, 8/15/15

    150,000    The Private Educational Building Authority of the City of                     6/06 at 102          A3        159,207
                 Birmingham (Alabama), Birmingham - Southern College Tuition
                 Revenue Bonds, Series 1996, 6.000%, 12/01/21

    150,000    Clarke-Mobile Counties Gas District (Alabama), Gas Revenue                   12/06 at 102         AAA        158,501
                 Bonds, Series 1996, 5.600%, 12/01/17

    100,000    The Colbert County-Northwest Alabama Health Care Authority,                   6/05 at 102         AAA        106,887
                 Health Care Facilities Revenue Bonds, Series 1995
                 (Helen Keller Hospital), 5.750%, 6/01/15

    100,000    The Industrial Development Board of the Town of Courtland                     9/05 at 102        Baa1        107,310
                 (Alabama), Solid Waste Disposal Revenue Bonds (Champion
                 International Corporation Project), Series 1995A, 6.500%,
                 9/01/25 (Alternative Minimum Tax)

     90,000    City of Huntsville, Alabama, Electric System Revenue Warrants,               12/03 at 102          AA         99,146
                 Series 1994, 6.100%, 12/01/10

     25,000    The Health Care Authority of the City of Huntsville (Alabama),                6/04 at 102         AAA         28,351
                 Health Care Facilities Revenue Bonds, Series 1992-B, 6.500%,
                 6/01/13 (Pre-refunded to 6/01/04)

    100,000    The Huntsville-Madison County Airport Authority, Airport Revenue              1/07 at 102         AAA        101,429
                 Bonds, Series 1997, 5.400%, 7/01/19 (Alternative Minimum Tax)

    100,000    Jefferson County (Alabama), Sewer Revenue Refunding Warrants,                 2/07 at 101         AAA        105,209
                 Series 1997-A, 5.625%, 2/01/22

    100,000    Jefferson County (Alabama), Sewer Revenue Warrants, Series                    2/07 at 101         AAA        106,955
                 1997-D, 5.750%, 2/01/27

    100,000    The Health Care Authority of Lauderdale County and the City of                7/06 at 102         AAA        105,643
                 Florence (Alabama), Revenue Refunding Bonds, Series 1996
                 (Eliza Coffee Memorial Hospital), 5.750%, 7/01/19

    180,000    City of Mobile (Alabama), General Obligation Refunding Warrants,              2/06 at 102         AAA        192,733
                 Series 1996, 5.750%, 2/15/16

    200,000    Northport Alabama, WTS, Series A, 5.700%, 3/01/21                             3/06 at 102         AAA        212,780

    500,000    The Industrial Development Board of the City of Phoenix City                  4/08 at 102          A-        486,140
                 (Alabama), Environmental Improvement Revenue Refunding Bonds
                 (Mead Coated Board Project), Series 1998A, 5.300%, 4/01/27
                 (Alternative Minimum Tax)

    125,000    Prichard, Alabama, Waterworks and Sewer Board, Water and Sewer               11/04 at 102         AAA        138,605
                 Revenue Refunding, 6.125%, 11/15/14

    250,000    The Industrial Development Board of the City of Tallassee,                    8/06 at 102       A1***        281,688
                 Alabama, Industrial Revenue Bonds, Dow-United Technologies
                 Composite Products, Series 1996-A, 6.100%, 8/01/14
                 (Pre-refunded to 8/01/06)

    200,000    Troy State University (Alabama), Special Limited Obligation                   6/07 at 103         AAA        213,144
                 Revenue Bonds (Troy City University/City of Troy Project),
                 Series 1997, 5.650%, 6/01/27

    110,000    University of South Alabama, University Tuition Revenue                       5/06 at 102         AAA        110,993
                 Refunding and Capital Improvement Bonds, Series 1996,
                 5.000%, 11/15/15

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Alaska - 1.2%

$ 5,000,000    Alaska Industrial Development and Export Authority, Revolving                 4/08 at 101         AAA     $4,942,700
                 Fund Refunding Bonds, Series 1998A, 5.250%, 4/01/23
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Arizona - 1.2%

  2,500,000    The Industrial Development Authority of the County of Maricopa                7/08 at 101           A      2,420,100
                 (Arizona), Health Facility Revenue Bonds (Catholic Healthcare
                 West Project), 1998 Series A, 5.000%, 7/01/21

  2,500,000    The Industrial Development Authority of the County of Yavapai                 6/07 at 101         AA-      2,566,425
                 (Arizona), Industrial Development Revenue Bonds, 1998 Series
                 (Citizens Utilities Company Project), 5.450%, 6/01/33
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               California - 9.4%

  5,000,000    California Health Facilities Financing Authority, Insured                     7/07 at 102         AAA      5,281,100
                 Refunding Revenue Bonds (Pomona Valley Hospital Medical Center),
                 1997 Series A, 5.625%, 7/01/19

  2,000,000    California Pollution Control Financing Authority, Pollution                  No Opt. Call         A-1      2,242,180
                 Control Refunding Revenue Bonds (San Diego Gas and Electric Company),
                 1996 Series A, 5.900%, 6/01/14

  5,000,000    California Statewide Communities Development Authority, Special              10/07 at 102        Baa3      5,156,300
                 Facilities Lease Revenue Bonds, 1997 Series A, 5.700%, 10/01/33
                 (Alternative Minimum Tax)

  7,500,000    California Statewide Communities Development Authority,                       4/09 at 101         BBB      7,361,025
                 Certificates of Participation, The Internext Group, 5.375%, 4/01/30

  8,000,000    Contra Costa Home Mortgage Finance Authority, California, 1984               No Opt. Call         AAA      3,223,040
                 Home Mortgage Revenue Bonds, 0.000%, 9/01/17

  2,000,000    Foothill/Eastern Transportation Corridor Agency, California,                 No Opt. Call        BBB-      1,576,160
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/05

  7,000,000    Long Beach Aquarium of the Pacific Revenue Bonds (Aquarium of                 7/05 at 102         BBB      7,385,420
                 the Pacific Project), 1995 Series A, 6.125%, 7/01/23

  4,000,000    Regional Airports Improvement Corporation, Facilities Sublease                5/06 at 102        BBB-      4,318,320
                 Refunding Revenue Bonds, Issue of 1996, Delta Air Lines, Inc.
                 (Los Angeles International Airport), 6.350%, 11/01/25

               Sacramento Cogeneration Authority, Cogeneration Project Revenue Bonds
               (Procter & Gamble Project), 1995 Series:
    500,000      6.200%, 7/01/06                                                             7/05 at 102        BBB-        552,365
  1,000,000      6.500%, 7/01/21 (Pre-refunded to 7/01/05)                                   7/05 at 102      N/R***      1,153,160

  2,000,000    Taft Public Financing Authority, Lease Revenue Bonds, 1997                    1/07 at 101          A2      2,119,060
                 Series A (Community Correctional Facility Acquisition Project),
                 6.050%, 1/01/17
------------------------------------------------------------------------------------------------------------------------------------
               Colorado - 4.3%

               E-470 Public Highway Authority, Capital Improvement Trust Fund Highway
               Revenue Bonds (E-470 Project), Senior Bonds:
  6,000,000      0.000%, 8/31/05                                                            No Opt. Call         Aaa      4,619,880
  2,000,000      6.950%, 8/31/20 (Pre-refunded to 8/31/05)                                   8/05 at 103         Aaa      2,376,880

 11,800,000    Colorado Health Facilities Authority, Retirement Facilities                  No Opt. Call         Aaa      3,399,226
                 (Liberty Heights), 0.000%, 7/15/22

  5,000,000    City and County of Denver, Colorado, Airport System Revenue Bonds,           11/07 at 101         AAA      5,066,550
                 Series 1997E, 5.250%, 11/15/23

  2,500,000    Hyland Hills Park and Recreation District, Adams County, Colorado            12/06 at 101         N/R      2,709,625
                 Special Revenue Refunding and Improvement Bonds, Series 1996A,
                 6.750%, 12/15/15
------------------------------------------------------------------------------------------------------------------------------------
               Connecticut - 2.0%

  2,500,00 0   State of Connecticut Health and Educational Facilities Authority,             7/07 at 102         BBB      2,440,350
                 Revenue Bonds, Hospital for Special Care Issue,
                 Series B, 5.500%, 7/01/27

  2,000,000    State of Connecticut Health and Educational Facilities Authority,            11/04 at 102         AAA      2,349,560
                 Revenue Bonds, Nursing Home Program Issue, Series 1994,
                 AHF/Hartford, Inc. Project, 7.125% 11/01/14

  3,305,000    State of Connecticut Health and Educational Facilities Authority,            No Opt. Call         AAA      3,550,099
                 Revenue Bonds, Trinity College Issue, Series F, 5.500%, 7/01/21

                    Portfolio of Investments
                    Nuveen Flagship All-American Municipal Bond Fund (continued) April 30, 1999


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Delaware - 0.4%

$ 1,750,000    Delaware Economic Development Authority, First Mortgage Revenue              D5/07 at 102         BBB    $ 1,841,473
                 Bonds (Peninsula United Methodist Homes, Inc. Issue), Series 1997A,
                 6.300%, 5/01/22
-----------------------------------------------------------------------------------------------------------------------------------
               District of Columbia-0.4%

  1,480,000    District of Columbia, University Revenue Bonds (Georgetown University        10/99 at 102          A2      1,514,217
                 Issue), Series 1990B, 7.150%, 4/01/21
-----------------------------------------------------------------------------------------------------------------------------------
               Florida - 1.9%

  1,000,000    Town of Lady Lake, Florida, Industrial Development Revenue Bonds              7/00 at 102      N/R***      1,088,360
                 (Sunbelt Utilities, Inc. Project), Series 1990, 9.625%, 7/01/15
                 (Alternative Minimum Tax) to  (Pre-refunded 7/01/00)

  1,945,000    Nassau County, Florida (GF/Amelia Island Properties, Inc. Project),           1/03 at 103         N/R      2,211,757
                 ICF/MR Revenue Bonds, Series 1993A, 9.750%, 1/01/23

  1,750,000    Polk County Industrial Development Authority (Florida), Solid Waste          12/06 at 102        A-1+      1,864,170
                 Disposal Facility Revenue Bonds (Tampa Electric Company Project),
                 Series 1996, 5.850%, 12/01/30 (Alternative Minimum Tax)

  1,965,000    Sanford Airport Authority (Florida), Industrial Development Revenue           5/06 at 102         N/R      2,091,428
                 Bonds (Central Florida Terminals Inc. Project), Series 1995A,
                 7.500%, 5/01/10 (Alternative Minimum Tax)

    645,000    Sanford Airport Authority (Florida), Industrial Development Revenue           5/07 at 102         N/R        673,909
                 Bonds (Central Florida Terminals Inc. Project), Series 1997C,
                 7.500%, 5/01/21
-----------------------------------------------------------------------------------------------------------------------------------
               Georgia - 1.2%

  2,000,000    Brunswick and Glynn County Development Authority, Revenue Refunding           3/08 at 102        Baa2      1,997,340
                 Bonds, Series 1998 (Georgia Pacific Corporation Project),
                 5.550%, 3/01/26 (Alternative Minimum Tax)

  2,000,000    Municipal Electric Authority of Georgia, General Power Revenue               No Opt. Call           A      2,128,460
                 Bonds, 1993C Series, 5.700%, 1/01/19

  1,000,000    Municipal Electric Authority of Georgia, Project One Special Obligation      No Opt. Call          A+      1,167,440
                 Bonds, Fifth Crossover Series Y, 6.500%, 1/01/17
-----------------------------------------------------------------------------------------------------------------------------------
               Illinois - 6.9%

  7,400,000    Chicago School Reform Board of Trustees of the Board of Education            No Opt. Call         AAA      1,305,730
                 of the City of Chicago, Illinois, Unlimited Tax General Obligation
                 Bonds (Dedicated Tax Revenues), Series 1999A, 0.000%, 12/01/31

  1,750,000    City of Chicago, Illinois, Gas Supply Revenue Bonds, 1990 Series A            5/00 at 102         AA-      1,858,290
                 (The People's Gas Light and Coke Company Project), 8.100%, 5/01/20
                 (Alternative Minimum Tax)

  1,000,000    City of Chicago, Illinois, Gas Supply Refunding Revenue Bonds, 1995           6/05 at 102         AA-      1,083,670
                 Series A (The People's Gas Light and Coke Company Project),
                 6.100%, 6/01/25

  2,000,000    Public Building Commission of Chicago, Illinois, Building Revenue            No Opt. Call        AAA-      2,075,880
                 Refunding Bonds, Series B of 1999 (Chicago School Reform Board of
                 Trustees of the Board of Education of the City of Chicago, Illinois),
                 5.250%, 12/01/18

  2,000,000    Illinois Development Finance Authority (The Presbyterian Home Lake            9/06 at 102         AA-      2,207,180
                 Forest Place Project), Revenue Bonds, Series 1996B, 6.300%, 9/01/22

  3,750,000    Illinois Educational Facilities Authority, Revenue Refunding Bonds,           7/01 at 102       A1***      4,088,100
                 Loyola University of Chicago, Series 1991-A, 7.125%, 7/01/21
                 (Pre-refunded to 7/01/01)

               Illinois Educational Facilities Authority, Revenue Refunding Bonds,
                 Columbia College, Series 1992:
  2,815,000      6.875%, 12/01/17 (Pre-refunded to 12/01/04)                                12/04 at 100      N/R***      3,209,635
  1,185,000      6.875%, 12/01/17                                                           12/04 at 100         BBB      1,297,196

  2,000,000    Illinois Health Facilities Authority, Revenue Refunding Bonds,                8/06 at 102         N/R      2,174,400
                 Series 1995A (Fairview Obligated Group), 7.125%, 8/15/17

  6,000,000    Illinois Health Facilities Authority, Revenue Refunding Bonds,                2/07 at 102           A-     6,123,240
                 Series 1996B (Sarah Bush Lincoln Health Center), 5.750%, 2/15/22

  4,000,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1997A             8/07 at 101           A-     4,029,640
                 (Victory Health Service), 5.750%, 8/15/27
------------------------------------------------------------------------------------------------------------------------------------

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Indiana - 4.7%

$ 2,000,000    City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998                 8/08 at 101         N/R   $  1,933,880
                 (Greencroft Obligated Group), 5.750%, 8/15/28

  1,750,000    Indiana Health Facility Financing Authority, Hospital Revenue Bonds,          8/00 at 102      N/R***      1,886,063
                 Series 1990 (Hancock Memorial Hospital Project), 8.300%, 8/15/20
                 (Pre-refunded to 8/15/00)

  4,000,000    The Trustees of Indiana University, Indiana University Student Fee Bonds,    No Opt. Call         AAA      2,226,240
                 Series K, 0.000%, 8/01/11

  2,000,000    Indianapolis Airport Authority, Special Facilities Revenue Bonds,             7/04 at 102         BBB      2,231,480
                 Series 1994 (Federal Express Corporation Project), 7.100%, 1/15/17
                 (Alternative Minimum Tax)

  4,000,000    Indianapolis Airport Authority, Specialty Facility Revenue Bonds,            11/05 at 102        Baa2      4,333,000
                 Series 1995A (United Airlines, Inc., Indianapolis Maintenance Center
                 Project), 6.500%, 11/15/31 (Alternative Minimum Tax)

  5,450,000    City of Indianapolis, Indiana, Economic Development Revenue                   7/06 at 102         BBB      5,765,446
                 Bonds (Willowbrook Apartments Project), Senior Series 1996A,
                 6.500%, 7/01/26

    500,000    Hospital Authority of Monroe County (Indiana), Hospital Revenue Bonds,        5/02 at 101         AAA        547,410
                 Series 1992 (Bloomington Hospital Project), 6.700%, 5/01/12
                 (Pre-refunded to 5/01/02)

  1,000,000    Rockport Pollution Control (Indiana Michigan Power Company),                  3/01 at 102        Baa2      1,063,420
                 7.600%, 3/01/16

-----------------------------------------------------------------------------------------------------------------------------------
               Kentucky - 5.8%

  5,000,000    City of Ashland, Kentucky, Sewage and Solid Waste Revenue Bonds,              2/05 at 102        Baa1      5,616,050
                 Series 1995 (Ashland Inc. Project), 7.125%, 2/01/22
                 (Alternative Minimum Tax)

  5,000,000    County of Henderson, Kentucky, Solid Waste Disposal Revenue Bonds             3/05 at 102        Baa2      5,355,050
                 (MacMillan Bloedel Project), Series 1995, 7.000%, 3/01/25
                 (Alternative Minimum Tax)

  4,500,000    Jefferson County, Kentucky, Capital Projects Corporation, Lease              No Opt. Call          A+      2,331,180
                 Revenue Bonds, Series 1992A, 0.000%, 8/15/12

  2,000,000    Kentucky Economic Development Finance Authority, Hospital System              4/08 at 102         BBB      2,023,180
                 Refunding and Improvement Revenue Bonds, Series 1997 (Appalachian
                 Regional Healthcare, Inc. Project), 5.875%, 10/01/22

  5,000,000    Louisville and Jefferson County Metropolitan Sewer District (Commonwealth    11/04 at 102         AAA      5,791,450
                 of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1994A,
                 6.750%, 5/15/25

  3,500,000    Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky              3/03 at 102           A      3,719,240
                 Associated Counties Leasing Trust Program, Series 1993-A,
                 6.500%, 3/01/19
-----------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 0.5%

  2,000,000    City of New Orleans Audubon Park Commission, Aquarium Revenue Bonds,          4/02 at 102      N/R***      2,264,900
                 Series 1992, 8.000%, 4/01/12 (Pre-refunded to 4/01/02)
-----------------------------------------------------------------------------------------------------------------------------------
               Maryland - 1.1%

  2,500,000    Community Development Administration, Maryland Department of Housing and      3/09 at 101         Aa2      2,496,050
                 Community Development, Residential Revenue Bonds, 1998 Series D,
                 5.250%, 9/01/29 (Alternative Minimum Tax)

  2,000,000    Maryland Energy Financing Administration, Limited Obligation Solid Waste     12/06 at 102           A      2,181,400
                 Disposal Revenue Bonds (Wheelabrator Water Technologies Baltimore L.L.C.
                 Projects), 1996 Series, 6.450%, 12/01/16 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 4.2%

  5,000,000    Massachusetts Bay Transportation Authority, General Transportation System     3/07 at 101          AA      4,833,000
                 Bonds, 1998 Series B, 5.000%, 3/01/28

  3,000,000    Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     7/09 at 101          AA      2,929,770
                 Partners HealthCare System Issue, Series B, 5.125%, 7/01/19

  2,000,000    Massachusetts Port Authority, Revenue Bonds, Series 1997-B,                   7/07 at 101          AA      2,013,860
                 5.375%, 7/01/27 (Alternative Minimum Tax)

  3,000,000    Massachusetts Industrial Finance Agency, Resource Recovery Revenue           12/08 at 102         BBB      3,006,180
                 Refunding Bonds (Ogden Haverhill Project), Series 1998A, 5.600%,
                 12/01/19 (Alternative Minimum Tax)

  5,000,000    Massachusetts Housing Finance Authority, Single Family Housing Revenue        6/08 at 101         AAA      5,081,500
                 Bonds, Series 59, 5.500%, 12/01/30 (Alternative Minimum Tax)

               Portfolio of Investments

               April 30, 1999


   Principal                                                                            Optional Call                         Market
      Amount     Description                                                              Provisions*     Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
                 Michigan - 2.0%

$  2,000,000     Michigan State Hospital Finance Authority, Hospital Revenue and         10/08 at 101           BBB     $  1,955,580
                   Refunding Bonds (Genesys Regional Medical Center Obligated
                   Group), Series 1998A, 5.500%, 10/01/18

   5,000,000     Michigan State Hospital Finance Authority, Hospital Revenue              8/08 at 101          BBB-        4,570,800
                   Bonds (The Detroit Medical Center Obligated Group),
                   Series 1998A, 5.250%, 8/15/23

   2,000,000     Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue          8/03 at 102          BBB-        2,030,980
                   Refunding (Nomc Obligation Group), 6.000%, 8/01/13
------------------------------------------------------------------------------------------------------------------------------------
                 Mississippi - 0.5%

   2,000,000     Claiborne County, Mississippi, Pollution Control Revenue                 5/00 at 102           BBB        2,088,940
                   Refunding Bonds (System Energy Resources, Inc. Project),
                   Series 1995, 7.300%, 5/01/25
------------------------------------------------------------------------------------------------------------------------------------
                 Missouri - 0.7%

   3,000,000     Missouri State Development Finance Board, Solid Waste Disposal          No Opt. Call            AA        2,988,540
                   Revenue Bonds (Procter & Gamble Paper Products Company
                   Project), Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                 New Hampshire - 0.3%

     700,000     New Hampshire Higher Educational and Health Facilities                   7/99 at 100            A-          702,135
                   Authority, Hospital Revenue Bonds, Catholic Medical Center
                   Issue, Series 1989, 6.000%, 7/01/17

     600,000     New Hampshire Higher Educational and Health Facilities                  1/01 at 102             A-          630,672
                   Authority, Hospital Revenue Bonds, St. Joseph Hospital
                   Issue, Series 1991, 7.500%, 1/01/16
------------------------------------------------------------------------------------------------------------------------------------
                 New Jersey - 1.1%

     425,000     The Essex County Improvement Authority (Essex County, New               4/04 at 102           BBB+          462,825
                   Jersey), City of Newark General Obligation Lease Revenue Bonds,
                   Series 1994, 6.600%, 4/01/14

   2,400,000     New Jersey Economic Development Authority, Electric Energy              6/02 at 102            N/R        2,586,696
                   Facility Revenue Bonds (Vineland Cogeneration Limited Partnership
                   Project), Series 1992, 7.875%, 6/01/19 (Alternative Minimum Tax)

   1,375,000     New Jersey Economic Development Authority, Insured Revenue Bonds        5/05 at 102            AAA        1,554,836
                   (Educational Testing Service Issue), Series 1995B, 6.125%,
                   5/15/15 (Pre-refunded to 5/15/05)
------------------------------------------------------------------------------------------------------------------------------------
                 New York - 13.4%

   1,900,000     The City of New York, General Obligation Bonds, Fiscal 1992         2/02 at 101 1/2             A-        2,098,835
                   Series B, 7.500%, 2/01/09

                 The City of New York, General Obligation Bonds, Fiscal 1992
                 Series D:
     685,000       7.500%, 2/01/17 (Pre-refunded to 2/01/02)                         2/02 at 101 1/2            Aaa          762,816
     750,000       7.500%, 2/01/18 (Pre-refunded to 2/01/02)                         2/02 at 101 1/2            Aaa          835,200

                 The City of New York, General Obligation Bonds, Fiscal 1997
                 Series I:
   1,490,000       6.250%, 4/15/27 (Pre-refunded to 4/15/07)                             4/07 at 101          A-***        1,704,947
   1,510,000       6.250%, 4/15/27                                                       4/07 at 101             A-        1,667,418

   1,750,000     New York City Housing Development Corporation, Multi-Unit               6/01 at 102            AAA        1,885,888
                   Mortgage Refunding Bonds (FHA-Insured Mortgage Loans),
                   1991 Series A, 7.350%, 6/01/19

   3,000,000     New York City Industrial Development Agency, Special Facility           8/07 at 102           Baa1        3,029,880
                   Revenue Bonds (1990 American Airlines, Inc. Project), 5.400%,
                   7/01/20 (Alternative Minimum Tax)

   5,500,000     New York City Industrial Development Agency, Special Facility          12/08 at 102              A        5,439,775
                   Revenue Bonds, Series 1998 (British Airways PLC Project),
                   5.250%, 12/01/32 (Alternative Minimum Tax)

   1,480,000     Dormitory Authority of the State of New York, City University          No Opt. Call            BBB+       1,607,117
                   System Consolidated Second General Resolution Revenue Bonds,
                   Series 1993A, 5.750%, 7/01/18

   2,500,000     Dormitory Authority of the State of New York, Department of             7/05 at 102             AAA       2,887,925
                   Health of the State of New York Revenue Bonds, Series 1995,
                   6.625%, 7/01/24 (Pre-refunded to 7/01/05)

   3,200,000     Dormitory Authority of the State of New York, Upstate Community        No Opt. Call            BBB+       3,064,896
                   Colleges Revenue Bonds, Series 1999A, 5.000%, 7/01/28

   3,000,000     New York State Energy Research and Development Authority,              11/08 at 102             AAA       2,997,840
                   Pollution Control Revenue Refunding Bonds (Niagara Mohawk
                   Power Corporation Project), Series 1998A, 5.150%, 11/01/25

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

$ 3,000,000    New York State Housing Finance Agency, Service Contract                       9/05 at 102        BBB+     $3,322,860
                 Obligation Revenue Bonds, 1995 Series A, 6.375%, 9/15/15

  1,385,000    State of New York Mortgage Agency, Homeowner Mortgage Revenue                 4/01 at 102         Aa2      1,449,666
                 Bonds, 1991 Series UU, 7.750%, 10/01/23 (Alternative Minimum Tax)

  5,500,000    New York State Urban Development Corporation, State Facilities               No Opt. Call        BBB+      5,924,875
                 Revenue Bonds, 1995 Refunding Series, 5.700%, 4/01/20

  1,500,000    New York State Urban Development Corporation, Project Revenue                No Opt. Call        BBB+      1,597,275
                 Bonds (Center for Industrial Innovation), 1995 Refunding Series,
                 5.500%, 1/01/13

  2,125,000    New York State Urban Development Corporation, Project Revenue                No Opt. Call        BBB+      2,236,393
                 Bonds (University Facilities Grants), 1995 Refunding Series,
                 5.500%, 1/01/19

  7,500,000    The Port Authority of New York and New Jersey, Special Project               10/06 at 102         N/R      8,294,025
                 Bonds, Series 4, KIAC Partners Project, 6.750%, 10/01/19
                 (Alternative Minimum Tax)

               Suffolk County Industrial Development Agency (New York), 1998
               Industrial Development Revenue Bonds (Nissequogue Cogen Partners
               Facility):
  1,800,000      5.300%, 1/01/13 (Alternative Minimum Tax)                                   1/09 at 101         N/R      1,800,630
  4,500,000      5.500%, 1/01/23 (Alternative Minimum Tax)                                   1/09 at 101         N/R      4,523,490
------------------------------------------------------------------------------------------------------------------------------------
               North Carolina - 0.7%

  1,400,000    The Martin County Industrial Facilities and Pollution Control                11/05 at 102           A      1,457,638
                 Financing Authority (North Carolina), Solid Waste Disposal Revenue
                 Bonds, Series 1995 (Weyerhaeuser Company Project), 6.000%, 11/01/25
                 (Alternative Minimum Tax)

  1,299,276    Woodfin Treatment Facility, Inc. (North Carolina), Proportionate             12/03 at 102         N/R      1,356,223
                 Interest Certificates, 6.750%, 12/01/13
------------------------------------------------------------------------------------------------------------------------------------
               North Dakota - 0.1%

    345,000    State of North Dakota (North Dakota Housing Finance Agency),                  7/99 at 103         Aa2        356,109
                 Single Family Mortgage Program Bonds, 1989 Series B, 8.000%, 7/01/13
------------------------------------------------------------------------------------------------------------------------------------
               Ohio - 8.0%

  2,000,000    City of Cleveland, Ohio, Airport System Revenue Bonds, Series                 1/08 at 101         AAA      1,959,300
                 1997A, 5.125%, 1/01/27 (Alternative Minimum Tax)

  1,400,000    Cleveland, Ohio, Public Power System Revenue Bonds, 7.000%, 11/15/17         11/01 at 102         AAA      1,529,080

  1,350,000    County of Columbiana, Ohio, County Jail Facilities Construction              12/04 at 102          AA      1,563,125
                 Bonds (General Obligation -- Unlimited Tax), 6.700%, 12/01/24

  1,000,000    County of Cuyahoga, Ohio, Health Care Facilities Revenue Bonds,               6/00 at 100         N/R      1,043,760
                 Series 1990 (Altenheim Project), 9.280%, 6/01/15

  3,000,000    County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia                     8/05 at 102         AAA      3,423,240
                 Health System), Series 1995, 6.250%, 8/15/24 (Pre-refunded to 8/15/05)

  4,000,000    County of Cuyahoga, Ohio, Hospital Revenue Bonds, Series 1999B                7/09 at 101         AA-      3,892,680
                 (Cleveland Clinic Health System Obligated Group), 5.125%, 1/01/29

  1,000,000    County of Cuyahoga, Ohio, Hospital Facilities Revenue Bonds,                  2/03 at 102         AA-      1,071,480
                 Series 1993, Health Cleveland, Inc. (Fairview General Hospital Project),
                 6.300%, 8/15/15

  2,350,000    City of Garfield Heights, Ohio, Hospital Improvement and Refunding           11/02 at 102      AA-***      2,621,167
                 Revenue Bonds, Series 1992B (Marymount Hospital Project), 6.700%,
                 11/15/15 (Pre-refunded to 11/15/02)

  1,500,000    County of Lucas, Ohio Hospital Facilities Revenue Bonds, Series A 1991       12/01 at 102      N/R***      1,689,240
                 (Flower Memorial Hospital), 8.125%, 12/01/11 (Pre-refunded to 12/01/01)

  3,500,000    County of Miami, Ohio, Hospital Facilities Revenue Refunding and              5/06 at 102         BBB      3,701,740
                 Improvement Bonds, Series 1996A (Upper Valley Medical Center),
                 6.375%, 5/15/26

  3,000,000    Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,              9/08 at 102         AAA      3,012,900
                 1997 Series B (Mortgage-Backed Securities Program), 5.400%, 9/01/29
                 (Alternative Minimum Tax)

  2,750,000    State of Ohio, Ohio Air Quality Development Authority, Air Quality            9/05 at 102          A+      2,928,860
                 Development Revenue Refunding Bonds, 1995 Series (The Dayton Power
                 and Light Company Project), 6.100%, 9/01/30

         Portfolio of Investments
         Nuveen Flagship All-American Municipal Bond Fund (continued) April 30, 1999

  Principal                                                                                Optional Call                      Market
     Amount    Description                                                                   Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Ohio (continued)

$ 1,750,000    State of Ohio (Ohio Higher Educational Facility Commission),                 12/03 at 102         AAA     $ 1,963,728
                 Higher Educational Facility Mortgage Revenue Bonds (University
                 of Dayton 1992 Project), 6.600%, 12/01/17

  3,500,000    County of Shelby, Ohio, Hospital Facilities Revenue Refunding                 9/02 at 102      N/R***       3,974,145
                 and Improvement Bonds, Series 1992 (The Shelby County Memorial
                 Hospital Association), 7.700%, 9/01/18 (Pre-refunded to 9/01/02)
------------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 1.9%

               Edmond Economic Development Authority (Oklahoma), Student
               Housing Revenue Bonds (Collegiate Housing Foundation - Edmond Project),
               Series 1998A:

  2,000,000      5.375%, 12/01/19                                                           12/08 at 102        Baa3       1,946,500

  3,250,000      5.500%, 12/01/28                                                           12/08 at 102        Baa3       3,159,683

  2,750,000    Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds                  6/05 at 102        Baa2       2,904,138
                 Series 1995 (American Airlines), 6.250%, 6/01/20
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 3.4%

  2,500,000    Allegheny County Higher Education Building Authority                          2/06 at 102        Baa3       2,701,125
                 (Commonwealth of Pennsylvania), College Revenue Bonds, Series A
                 of 1996 (Robert Morris College), 6.400%, 2/15/14

  3,000,000    Beaver County Industrial Development Authority, Pennsylvania,                 6/08 at 102         AAA       3,014,790
                 Exempt Facilities Revenue Bonds, 1998 Series A (Shippingport
                 Project), 5.375%, 6/01/28 (Alternative Minimum Tax)

  1,500,000    Clarion County Hospital Authority, Hospital Revenue Refunding                 7/99 at 102         N/R       1,541,565
                 Bonds, Series 1989 (Clarion Hospital
                 Project), 8.100%, 7/01/12

  1,000,000    Delaware County Industrial Development Authority, Pollution                   4/01 at 102         AAA       1,080,450
                 Control Revenue Refunding Bonds, 1991
                 Series A (Philadelphia Electric Company Project), 7.375%,
                 4/01/21

    500,000    Falls Township Hospital Authority, Refunding Revenue Bonds,                   8/02 at 102         AAA         531,465
                 The Delaware Valley Medical Center Project (FHA-Insured Mortgage),
                 Series 1992, 7.000%, 8/01/22

  1,000,000    Latrobe Industrial Development Authority (Commonwealth of                     5/04 at 102         AAA       1,145,620
                 Pennsylvania), College Revenue Bonds
                 (Saint Vincent College Project), Series 1994, 6.750%, 5/01/24
                 (Pre-refunded to 5/01/04)

  3,000,000    Philadelphia Authority for Industrial Development, Airport                    7/08 at 101         AAA       2,875,950
                 Revenue Bonds, Series 1998A
                 (Philadelphia Airport System Project), 5.000%, 7/01/23
                 (Alternative Minimum Tax)

  1,700,000    City of Philadelphia, Pennsylvania Gas Works Revenue Bonds,                   7/03 at 102         BBB       1,857,930
                 Fourteenth Series, 6.375%, 7/01/26 Puerto Rico  0.1%
------------------------------------------------------------------------------------------------------------------------------------
               Puerto Rico - 0.1%

    100,000    Commonwealth of Puerto Rico, Public Improvement Bonds of 1994             7/04 at 101 1/2         AAA         113,717
                 (General Obligation Bonds), 6.500%, 7/01/23

    100,000    Puerto Rico Public Buildings Authority, Revenue Refunding                    No Opt. Call           A         106,577
                 Bonds, Series L, Guaranteed by the Commonwealth of Puerto Rico,
                 5.500%, 7/01/21

    165,000    Puerto Rico Electric Power Authority, Power Revenue Bonds,                    7/04 at 102     BBB+***         187,018
               Series 1994-T, 6.375%, 7/01/24 (Pre-refunded to 7/01/04)

     70,000    Puerto Rico Industrial, Tourist, Educational, Medical and                 8/05 at 101 1/2         AAA          76,045
                 Environmental Control Facilities Financing Authority,
                 Hospital Revenue Refunding Bonds, 1995 Series A,
                 FHA-Insured Mortgage (Pila Hospital Project), 5.875%, 8/01/12
------------------------------------------------------------------------------------------------------------------------------------
               South Carolina - 3.4%

               Berkeley County School District, Certificates of Participation:
    250,000      6.250%, 2/01/12 (Pre-refunded to 2/01/04)                                   2/04 at 102         AAA         279,813
  2,225,000      6.300%, 2/01/16 (Pre-refunded to 2/01/04)                                   2/04 at 102         AAA       2,490,977

               Charleston County, South Carolina, Charleston Public
               Facilities Corporation, Certificates of Participation, Series 1994B:

    240,000      6.875%, 6/01/14 (Pre-refunded to 6/01/04)                                   6/04 at 102         AAA         277,008
     10,000      6.875%, 6/01/14                                                             6/04 at 102         AAA          11,331

  1,245,000    Charleston County, South Carolina, Revenue Bonds, Series 1999A               No Opt. Call         AAA       1,270,747
                 (CareAlliance Health Services), 5.125%, 8/15/16


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               South Carolina (continued)

 $  400,000    Board of Trustees of Coastal Carolina University, South Carolina,             6/04 at 102         AAA   $    453,936
                 Revenue Bonds, Series 1994, 6.800%, 6/01/19

    500,000    Darlington County, South Carolina, Industrial Development Revenue             4/06 at 102           A        529,515
                 Bonds (Sonoco Products Company Project), Series 1996, 6.000%,
                 4/01/26 (Alternative Minimum Tax)

    200,000    Greenville Hospital System Board of Trustees, Hospital Facilities            No Opt. Call         Aa3        225,682
                 Revenue Bonds (South Carolina), Series 1990, 6.000%, 5/01/20

    300,000    City of Greenville, South Carolina, Waterworks System Revenue                 2/07 at 102         Aa1        309,687
                 Bonds, Series 1997, 5.500%, 2/01/22

    250,000    Greenwood County, South Carolina, Hospital Facilities Revenue                10/03 at 102         AAA        263,345
                 Bonds (Self Memorial Hospital), Series 1993, 5.875%, 10/01/17

    300,000    Horry County, South Carolina, Airport Revenue Bonds, Series                   7/07 at 102         AAA        314,973
                 1997A, 5.700%, 7/01/27 (Alternative Minimum Tax)

    500,000    Lexington, South Carolina, Water and Sewer Revenue, 5.500%,                   4/07 at 102          AA        512,070
                4/01/29

  1,405,000    Piedmont Municipal Power Agency (South Carolina), Electric                    1/09 at 101        Baa2      1,373,359
                 Revenue Bonds, 1999A Refunding Series, 5.250%, 1/01/15

    250,000    South Carolina Jobs - Economic Development Authority, Hospital                11/05 at 102         AAA        265,793
                 Revenue Bonds (Tuomey Regional Medical Center), Series A 1995,
                 5.750%, 11/01/15

    300,000    South Carolina Regional Housing Development Corporation No. 1,                7/02 at 102          Aa        317,055
                 Multifamily Revenue Refunding, Redwood Village Apartments,
                 Series A, 6.625%, 7/01/17

    500,000    South Carolina State Education Assistance Authority, Guaranteed               9/04 at 101           A        528,980
                Student Loan Revenue and Refunding Bonds, 1994 Series, 6.300%,
                9/01/08 (Alternative Minimum Tax)

    250,000    South Carolina State Housing Authority, Homeownership Mortgage                7/04 at 102          AA        266,335
                 Purchase, Series A, 6.150%, 7/01/08

    250,000    South Carolina State Housing Finance and Development Authority,               5/06 at 102         Aa2        266,208
                 Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25
                 (Alternative Minimum Tax)

  1,000,000    South Carolina Housing Finance and Development Authority,                     6/05 at 102        BBB+      1,071,940
                 Multifamily Housing Mortgage Revenue Bonds (United Dominion -
                 Hunting Ridge Apartments Project), Series 1995, 6.750%, 6/01/25
                 (Alternative Minimum Tax) (Mandatory put 6/01/10)

  1,250,000    South Carolina Housing Finance and Development Authority,                    12/05 at 102         AA-      1,306,300
                 Multifamily Housing Revenue Refunding Bonds (Runaway Bay
                 Apartments Project), Series 1995, 6.125%, 12/01/15

    250,000    Spartanburg, South Carolina, Sanitation Sewer District Sewer                  6/07 at 101         AAA        260,418
                 System Revenue Improvement, 5.500%, 6/01/20

  2,000,000    York County, South Carolina, Water and Sewer System Revenue                  12/03 at 102         N/R      2,028,140
                 Bonds, Series 1995, 6.500%, 12/01/25
-----------------------------------------------------------------------------------------------------------------------------------
               South Dakota - 0.6%

  2,500,000    Education Loans Incorporated (South Dakota), Tax Exempt Fixed Rate            6/08 at 102          A2      2,521,025
                 Student Loan Asset-Backed Callable Notes, Subordinate Series
                 1998-1K, 5.600%, 6/01/20
-----------------------------------------------------------------------------------------------------------------------------------
               Tennessee -  2.1%

  2,925,000    The Health and Educational Facilities Board of the Metropolitan               2/08 at 102          AA      2,997,540
                 Government of Nashville and Davidson County, Tennessee,
                 Multi-Modal Interchangeable Rate, Health Facility Revenue Bonds
                 (Richland Place, Inc. Project), Series 1993, 5.500%, 5/01/23

  2,125,000    The Health, Educational and Housing Facility Board of the County              8/07 at 105      N/R***      2,946,483
                 of Shelby, Tennessee, ICF/MR Revenue Bonds (Open Arms
                 Developmental Centers), Series 1992A, 9.750%, 8/01/19
                 (Pre-refunded to 8/01/07)

  1,380,000    Industrial Development Board of the City of South Fulton,                    10/05 at 102          A3      1,485,694
                 Tennessee, Inc., Industrial Development Revenue Bonds (Tyson
                 Foods, Inc. Project), Series 1995, 6.350%, 10/01/15 (Alternative
                 Minimum Tax)

  1,500,000    Wilson County, Tennessee, Series 1994, Certificates of                        6/04 at 102       A2***      1,679,355
                 Participation (Wilson County Educational Facilities Corporation),
                 6.250%, 6/30/15 (Pre-refunded to 6/30/04)
-----------------------------------------------------------------------------------------------------------------------------------
               Texas - 12.1%

  7,000,000    Alliance Airport Authority, Inc., Special Facilities Revenue                  4/06 at 102         BBB      7,551,530
                 Bonds, Series 1996 (Federal Express Corporation Project), 6.375%,
                 4/01/21 (Alternative Minimum Tax)

  5,000,000    Brazos River Authority (Texas), Pollution Control Revenue                     4/08 at 102        Baa1      4,947,850
                 Refunding Bonds (Texas Utilities Electric Company Project),
                 Series 1995C, 5.550%, 6/01/30 (Alternative Minimum Tax)

               Portfolio of Investments
               Nuveen Flagship All-American Municipal Bond Fund (continued) April 30, 1999

   Principal                                                                               Optional Call                     Market
      Amount   Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Texas (continued)
$  7,000,000   Brazos River Authority (Texas), Pollution Control Revenue                     5/08 at 102         AAA   $  7,153,300
                 Refunding Bonds (Texas Utilities Electric Company Project),
                 Series 1998A, 5.550%, 5/01/33 (Alternative Minimum Tax)

   6,000,000   Brazos River Authority (Texas), Revenue Refunding Bonds (Houston             No Opt. Call         AAA      5,966,879
                 Lighting and Power Company Project), Series 1998, 5.050%,
                 11/01/18 (Alternative Minimum Tax)

   6,000,000   Brazos River Authority (Texas), Revenue Refunding Bonds (Reliant              4/09 at 101        BBB+      6,004,919
                 Energy, Incorporated Project), Series 1999A, 5.375%, 4/01/19

   2,000,000   Dallas-Fort Worth International Airport Facility Improvement                 11/02 at 102        Baa2      2,189,119
                 Corporation, American Airlines, Inc. Revenue Bonds, Series 1992,
                 7.250%, 11/01/30 (Alternative Minimum Tax)

   8,400,000   Gulf Coast Waste Disposal Authority (Texas), Waste Disposal                   4/09 at 101        BBB-      8,397,059
                 Revenue Bonds (Valero Energy Corporation Project), Series 1999,
                 5.700%, 4/01/32 (Alternative Minimum Tax)

   2,500,000   Lower Neches Valley Authority, Industrial Development Corporation             3/08 at 101          AA      2,572,649
                 (Texas), Refunding Revenue Bonds, Series 1998 (Mobil Oil Refining
                 Corporation Project), 5.550%, 3/01/33

   2,000,000   North Central Texas Health Facilities Development Corporation,                2/06 at 102         BBB      2,120,500
                 Health Facilities Development Revenue Bonds (C.C. Young Memorial
                 Home Project), Series 1996, 6.375%, 2/15/20

   2,895,000   Port of Bay City Authority of Matagorda County (Texas), Revenue               5/06 at 102          A+      3,151,293
                 Bonds (Hoechst Celanese Corporation Project), Series 1996, 6.500%,
                 5/01/26 (Alternative Minimum Tax)

   2,000,000   City of San Antonio (Texas), Electric and Gas Systems Revenue                 2/09 at 100         Aa1      1,842,000
                 Refunding Bonds, New Series 1998A, 4.500%, 2/01/21
------------------------------------------------------------------------------------------------------------------------------------
               Utah - 0.5%

   2,000,000   Carbon County, Utah, Solid Waste Disposal Refunding Revenue Bonds             2/05 at 102         BBB      2,246,700
                 (Laidlaw Inc./ECDC Environmental, L.C. Project), 1995 Series A,
                  7.500%, 2/01/10 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Virginia - 0.9%

   2,000,000   Industrial Development Authority of the County of Hanover                    No Opt. Call         AAA      2,350,019
                 (Virginia), Hospital Revenue Bonds, Series 1995 (Memorial
                 Regional Medical Center Project at Hanover Medical Park)
                 (Guaranteed by Bon Secours Health System Obligated Group),
                 6.375%, 8/15/18

   1,250,000   Southeastern Public Service Authority of Virginia, Senior Revenue             7/03 at 102          A-      1,300,424
                 Bonds, Series 1993 (Regional Solid Waste System), 6.000%, 7/01/13
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               West Virginia - 0.1%

     500,000   Mason County, West Virginia, Pollution Control Revenue Bonds                  1/00 at 102        Baa1        519,184
                 (Appalachian Power Company Project), Series G, 7.400%, 1/01/14
------------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 0.2%

     825,000   Village of Fall Creek, Wisconsin, Municipal Nursing Home Mortgage             7/99 at 100         N/R        830,032
               Revenue Bonds, Series 1989, 9.875%, 7/01/19
-----------------------------------------------------------------------------------------------------------------------------------
$425,474,276   Total Investments - (cost $392,942,990) - 98.2%                                                          419,264,973
============------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.8%                                                                       7,550,982
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                       $426,815,955
               =====================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

                                 See accompanying notes to financial statements.
______
18

                                Portfolio of Investments
                                Nuveen Flagship Intermediate Municipal Bond Fund April 30, 1999


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Arizona - 0.3%

 $  205,000    The Industrial Development Authority of the County of Pima, Single Family     5/07 at 102         AAA     $  215,078
                 Mortgage Revenue Refunding Bonds, Series 1997B, 5.850%, 5/01/09
                 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               California - 3.9%

    555,000    La Mirada Redevelopment Agency (California), Community Facilities District   No Opt. Call         N/R        566,855
                 No. 89-1 (Civic Theatre Project), 1998 Refunding Special Tax Bonds
                 (Tax Increment Contribution), 5.200%, 10/01/06

  1,000,000    Sacramento Cogeneration Authority, Cogeneration Project Revenue Bonds         7/05 at 102        BBB-      1,104,730
                 (Procter & Gamble Project), 1995 Series, 6.200%, 7/01/06

    770,000    Washington Township (California), Health Care District Revenue Bonds,         7/08 at 101          A2        767,513
                 Series 1999, 5.000%, 7/01/11 (WI)

-----------------------------------------------------------------------------------------------------------------------------------
               Colorado - 6.7%

  2,300,000    Public Highway Authority, Capital Improvement Trust Fund,                8/05 at 95 29/32         Aaa      1,698,711
                 Highway Revenue Bonds (E-470 Project), Arapahoe County,
                 Colorado, Senior Bonds, 0.000%, 8/31/06
                 (Pre-refunded to 8/31/05)

  1,000,000    Aurora Centretech Metropolitan District, Arapahoe County, Colorado,          12/06 at 102          A+      1,000,760
                 General Obligation Refunding Bonds, Series 1998C, 4.875%, 12/01/28
                 (Mandatory put 12/01/08)


    500,000    Colorado Health Facilities Authority, Revenue Bonds, Series 1995             12/05 at 102          A-        550,450
                 (Covenant Retirement Communities Inc.), 6.200%, 12/01/07

    900,000    Eagle County Air Terminal Corporation, Airport Terminal Project              No Opt. Call         N/R        950,013
                 Revenue Bonds, Series 1996, 6.750%, 5/01/06
                 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Connecticut - 0.6%

    335,000    Eastern Connecticut Resource Recovery Authority, Solid Waste                  1/03 at 102        BBB+        344,571
                 Revenue Bonds (Wheelbrator Lisbon Project), Series 1993A,
                 5.150%, 1/01/05 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Delaware - 0.9%

    500,000    Delaware Economic Development Authority, First Mortgage Revenue Bonds         5/07 at 102         BBB        545,140
                 (Peninsula United Methodist Homes, Inc. Issue), Series 1997A,
                 6.100%, 5/01/10

-----------------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 0.3%

    205,000    District of Columbia, University Revenue Bonds (American University          10/06 at 101         AAA        218,006
                 Issue), Series 1996, 5.375%, 10/01/08

-----------------------------------------------------------------------------------------------------------------------------------
               Florida - 18.5%

    200,000    Alachua County Health Facilities Authority, Florida, Health Facilities       12/06 at 102         AAA        216,140
                 Revenue Bonds, Series 1996A (Shands Teaching Hospital and Clinics,
                 Inc. Project), 5.300%, 12/01/08

    485,000    City of Auburndale, Florida, Water and Sewer Revenue Bonds, Series 1995,     12/05 at 102         AAA        523,538
                 5.375%, 12/01/08

    300,000    Brevard County Housing Finance Authority, Florida, Multi-Family Housing       2/06 at 101         AAA        339,045
                 Revenue Refunding Bonds (Windover Oaks and Windover Health Club
                 Apartments Projects), Series 1996A, 6.900%, 2/01/27
                 (Mandatory put 2/01/07)

    200,000    The School District of Dade County, Florida, General Obligation               7/06 at 101         AAA        203,536
                 Refunding School Bonds, Series 1996, 4.500%, 7/15/08

    500,000    Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995,          No Opt. Call         AAA        575,955
                 6.200%, 10/01/10

    335,000    Dade County, Florida, Special Obligation and Refunding Bonds,            10/08 at 98 7/32         AAA        211,414
                 Series 1996B, 0.000%, 10/01/09

    500,000    Duval County School District, Florida, General Obligation Refunding           8/02 at 102         AAA        532,815
                 Bonds, Series 1992, 6.300%, 8/01/08

    160,000    Escambia County Housing Finance Authority, Florida, Single Family             4/07 at 102         Aaa        167,275
                 Mortgage Revenue Bonds, Series 1997A (Multi-County Program),
                 5.500%, 4/01/08 (Alternative Minimum Tax)


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                    Provision*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Florida (continued)

$   200,000    Escambia County, Florida, Pollution Control Refunding Revenue Bonds          11/02 at 102        Baa1     $  218,184
                 (Champion International Project), Series 1992, 6.950%, 11/01/07

    180,000    Florida Housing Finance Agency, Single Family Mortgage Revenue               No Opt. Call         AAA        186,982
                 Refunding Bonds, Series 1995A, 6.000%, 1/01/04 (Alternative
                 Minimum Tax)

    325,000    Florida Ports Financing Commission, Revenue Bonds (State Transportation      No Opt. Call         AAA        340,275
                 Trust Fund), Series 1996, 5.000%, 6/01/07 (Alternative Minimum Tax)

    500,000    State of Florida, Full Faith and Credit, Broward County Expressway           No Opt. Call         AA+        700,600
                 Authority, Series of 1984, 9.875%, 7/01/09

    200,000    Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds,        No Opt. Call         AAA        219,220
                 City of Orlando, Florida, Series 1997, 5.750%, 10/01/10 (Alternative
                 Minimum Tax)

    405,000    Gulf Breeze Local Government Loan Program Bonds, Remarketed Series           12/06 at 101         AAA        436,100
                 1985-B, 5.600%, 12/01/15 (Mandatory put 12/01/07)

    145,000    School District of Gulf County, Florida, Sales Tax Revenue Bonds,             6/07 at 101          AA        153,104
                 Series 1997, 5.200%, 6/01/08

    200,000    Halifax Hospital Medical Center (Daytona Beach, Florida), Health             No Opt. Call           A        200,356
                 Care Facilities Revenue Bonds (Halifax Management System,
                 Inc. Project), 1998 Series A, 4.600%, 4/01/08

    200,000    Hillsborough County Aviation Authority, Florida, Tampa International         10/06 at 101         AAA        219,106
                 Airport Revenue Refunding Bonds, Series 1997 A, 5.750%, 10/01/07
                 (Alternative Minimum Tax)

    200,000    Hillsborough County, Florida, Capital Improvement Program Refunding           8/06 at 102         AAA        208,098
                 Revenue Bonds, Series 1996, 4.800%, 8/01/08

    150,000    Indian Trace Community Development District (Broward County, Florida),        5/05 at 102         AAA        162,434
                 Water Management Special Benefit Refunding Bonds, Series 1995A,
                 5.500%, 5/01/06

    165,000    Jacksonville Health Facilities Authority, Florida, Tax Exempt Industrial     No Opt. Call        Baa1        177,375
                 Development Revenue Bonds (National Benevolent Association - Cypress
                 Village Florida Project), Series 1996A, 5.850%, 12/01/06

    400,000    Lee County, Florida, Capital Revenue Refunding Bonds, Series A, 5.750%,      No Opt. Call         AAA        446,148
                 10/01/11

    250,000    Hospital Board of Directors of Lee County, Florida, Hospital Revenue          4/07 at 102         AAA        269,975
                 Bonds (Lee Memorial Health System), Fixed Rate Hospital Revenue
                 Bonds, 1997 Series A, 5.400%, 4/01/09

    250,000    Lee County, Florida, Industrial Development Authority, Utilities Revenue     11/06 at 101         AAA        269,903
                 Refunding Bonds, Bonita Springs Utilities Project, 5.450%, 11/01/07
                 (Alternative Minimum Tax)

    200,000    Leesburg, Florida, Hospital Revenue Refunding, Leesburg Regional Medical      7/06 at 102          A-        214,424
                 Center, Project A, 5.600%, 7/01/08

    290,000    Levy County, Florida, School Board Certificates of Participation, 5.500%,     7/05 at 102          AA        313,113
                 7/01/06

    125,000    Lynn Haven, Florida, Special Project Revenue, 5.250%, 10/01/05               No Opt. Call         AAA        132,206
                  (Alternative Minimum Tax)

    250,000    Martin County, Florida, Special Assessment Bonds, Series 1995 (Tropical       No Opt. Call         A2        269,368
                Farms Water and Sewer Special Assessment District), 5.600%, 11/01/05

    300,000    Orange County Housing Finance Authority, Single Family Mortgage Revenue       9/07 at 102         AAA        311,070
                 Bonds (GNMA and Fannie Mae Mortgage Backed Securities Program), Series
                 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

    375,000    Pasco County, Florida, Solid Waste Disposal and Resource Recovery System      4/07 at 101         AAA        394,478
                 Revenue, Series B, 5.250%, 4/01/09 (Alternative Minimum Tax)

    100,000    Pembroke Pines, Florida, Special Assessment No. 94-1, 5.750%, 11/01/05       No Opt. Call          A3        107,475

    200,000    Pensacola, Florida, Airport Revenue, Series B, 5.400%, 10/01/07              No Opt. Call         AAA        214,564
                 B, 5.400%, 10/01/07 (Alternative Minimum Tax)

    500,000    Housing Finance Authority of Polk County, Florida, Multifamily Housing        7/05 at 101         AAA        522,420
                 Revenue Bonds (Winter Oaks Apartments Project), Series 1997A, 5.250%,
                 7/01/22 (Mandatory put 7/01/07)

  1,000,000    Sanford Airport Authority, Florida, Industrial Development Revenue Bonds     No Opt. Call         N/R      1,058,820
                 (Central Florida Terminals Inc. Project), Series 1995A, 7.500%, 5/01/06
                 (Alternative Minimum Tax)

    250,000    Sanford Airport Authority, Florida, Industrial Development Revenue Bonds     No Opt. Call         N/R        266,845
                 (Central Florida Terminals Inc. Project), Series 1997C, 6.750%, 5/01/05


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                    Provision*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Florida (continued)

$  200,000     Sarasota County, Florida, Health Facilities Authority, Health                No Opt. Call         N/R     $  208,764
                 Facilities Revenue Refunding Bonds, Series 1995 (Sunnyside
                 Properties Project), 5.500%, 5/15/05

   200,000     Sarasota-Manatee Airport Authority, Airport System Revenue Refunding          8/06 at 102         AAA        215,234
                 Bonds, Series 1996, 5.250%, 8/01/08

   250,000     City of Tampa, Florida, Health System Revenue Bonds, Catholic Health         No Opt. Call         AAA        270,255
                 East Issue, Series 1998A-1, 5.500%, 11/15/12
-----------------------------------------------------------------------------------------------------------------------------------
               Illinois - 7.0%

   500,000     City of Chicago, Chicago-O'Hare International Airport, Special               No Opt. Call        Baa2        506,410
                 Facilities Revenue Refunding Bonds (United Airlines, Inc. Project),
                 Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)

 1,000,000     Illinois Development Finance Authority, Adjustable Rate Solid                No Opt. Call         Aa2      1,000,010
                 Waste Disposal Revenue Bonds (Waste Management, Inc. Project),
                 Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

   225,000     Illinois Development Finance Authority, Economic Development                  8/08 at 100        Baa2        228,942
                 Revenue Bonds, Series 1998 (The Latin School of Chicago Project),
                 5.250%, 8/01/09

 1,000,000     Illinois Health Facilities Authority, Revenue Bonds,  Series 1996            No Opt. Call         BBB      1,068,250
                 (Mercy Hospital and Medical Center Project), 6.000%, 1/01/06

               Illinois Health Facilities Authority, Revenue Bonds, Series 1998
                 (Centegra Health System):
   500,000       5.500%, 9/01/09                                                             9/08 at 101          A-        522,210
   500,000       5.500%, 9/01/10                                                             9/08 at 101          A-        521,620

   500,000     Illinois Health Facilities Authority, Revenue Bonds (Victory Health           8/07 at 101          A-        538,145
                 Service), Series 1997A, 5.750%, 8/15/08
-----------------------------------------------------------------------------------------------------------------------------------
               Indiana - 1.7%

   500,000     Indiana Bond Bank Special Program Bonds, Series 1997 B (Hendricks             2/07 at 102         AA-        539,325
                 County Redevelopment Authority, Pittboro Project), 5.750%, 2/01/08

   495,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds          No Opt. Call         AA+        508,276
                 (Charity Obligated Group - Daughters of Charity National Health
                 System), Series 1997D, 5.000%, 11/01/26 (Mandatory put 11/01/07)
-----------------------------------------------------------------------------------------------------------------------------------
               Kansas - 0.7%

   420,000     Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds (Barrington       2/03 at 102          AA        445,032
                 Park Apartments Project), Series 1993A, 6.200%, 2/01/08
-----------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 2.1%

 2,000,000     Jefferson Sales Tax District, Parish of Jefferson, State of Louisiana,       No Opt. Call         AAA      1,041,600
                 Special Sales Tax Revenue and Refunding Bonds, Series 1998, 0.000%,
                 12/01/12

   265,000     Louisiana Public Facilities Authority, Student Loan Revenue Bonds, Series     9/02 at 102         Aaa        284,136
                 1992A-2, 6.600%, 3/01/03 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Maryland - 0.9%

   500,000     Maryland Health and Higher Educational Facilities Authority, Refunding        1/07 at 102          A-        541,995
                 Revenue Bonds, Pickersgill Issue, Series 1997A, 5.750%, 1/01/08
-----------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 1.7%

 1,000,000     Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     7/08 at 101           A      1,032,810
                 Massachusetts Eye and Ear Infirmary Issue, Series B, 5.250%, 7/01/10
-----------------------------------------------------------------------------------------------------------------------------------
               Michigan - 5.5%

 1,000,000     Michigan State Hospital Finance Authority, Hospital Revenue Refunding        No Opt. Call         BBB      1,062,930
                 Bonds (Gratiot Community Hospital, Alma, Michigan), Series 1995, 6.100%,
                 10/01/07

 1,000,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding    No Opt. Call         BBB      1,051,810
                 Bonds (Genesys Regional Medical Center Obligated Group,) Series 1998A,
                 5.500%, 10/01/08

   215,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds (Clark             No Opt. Call        BBB+        213,127
                 Retirement Community Inc. Project), Series 1998, 4.900%, 6/01/08

                    Portfolio of Investments
                    Nuveen Flagship Intermediate Municipal Bond Fund (continued) April 30, 1999


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                    Provision*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Michigan (continued)

$ 1,000,000    County of Monroe, Michigan, Pollution Control Revenue Bonds (The             No Opt. Call         AAA     $1,100,330
                 Detroit Edison Company Project), Series A-1994, 6.350%, 12/01/04
                 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Minnesota - 1.6%

  1,000,000    Housing and Redevelopment Authority of the City of Saint Paul,               No Opt. Call        BBB+      1,011,080
                 Minnesota, Health Care Revenue Bonds (Regions Hospital Project),
                 Series 1998, 5.000%, 5/15/09
-----------------------------------------------------------------------------------------------------------------------------------
               Mississippi - 0.8%

    500,000    Perry County (Mississippi), Pollution Control Refunding Revenue               3/12 at 100        Baa2        499,500
                 Bonds (Leaf River Forest Project), Series 1999, 5.200%, 10/01/12
-----------------------------------------------------------------------------------------------------------------------------------
               Missouri - 2.7%

  1,000,000    The Industrial Development Authority of the City of Kansas City,             11/08 at 102         N/R        978,350
                 Missouri, Retirement Facility, Refunding and Improvement Revenue
                 Bonds, Series 1998A (Kingswood Project), 5.375%, 11/15/09

    300,000    Health and Educational Facilities Authority of the State of                   2/07 at 102         N/R        317,937
                 Missouri, Health Facilities Revenue Bonds (Lutheran Senior Services),
                 Series 1997, 5.550%, 2/01/09

    350,000    The Industrial Development Authority of the City of St. Louis,               12/02 at 102         N/R        375,939
                 Missouri, Industrial Revenue Refunding Bonds (Kiel Center Multipurpose
                 Arena Project), Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 3.2%

  1,000,000    American Public Energy Agency, Gas Supply Revenue Bonds (Nebraska Public     No Opt. Call         AAA        980,170
                 Gas Agency - Western A Project), 1999 Series A, 4.375%, 6/01/10

  1,000,000    Energy America (Nebraska), Natural Gas Revenue Note (Metropolitan            No Opt. Call         N/R      1,008,960
                 Utility District Project), Series 1997B, 5.700%, 7/01/08
-----------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 1.7%

    500,000    New Jersey Economic Development Authority, Insured Revenue Bonds             No Opt. Call         AAA        535,595
                 (Educational Testing Service Issue), Series 1995B, 5.500%, 5/15/05

    500,000    New Jersey Educational Facilities Authority, Revenue Bonds,                  No Opt. Call         BBB        508,800
                 Saint Peters College Issue, 1998 Series B, 5.000%, 7/01/08
-----------------------------------------------------------------------------------------------------------------------------------
               New Mexico - 0.1%

     80,000    New Mexico Educational Assistance Foundation,  Student Loan                  No Opt. Call         Aaa         85,750
                 Revenue Bonds, Senior 1992 Series One-A, 6.300%, 12/01/02
                 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               New York - 10.5%

    500,000    Albany Housing Authority, City of Albany, New York, Limited                  10/05 at 102        Baa1        520,600
                 Obligation Bonds, Series 1995, 5.700%, 10/01/06

    275,000    The City of New York, General Obligation Bonds, Fiscal 1997               8/06 at 101 1/2          A-        308,737
                 Series A, Fixed Rate Tax-Exempt Bonds, 6.250%, 8/01/08

    200,000    The City of New York, General Obligation Bonds, Fiscal 1996                  No Opt. Call          A-        217,252
                 Series G, 5.750%, 2/01/06

    500,000    The City of New York, General Obligation Bonds, Fiscal 1997               8/06 at 101 1/2          A-        545,620
                 Series B, 5.700%, 8/15/07

    145,000    The City of New York, General Obligation Bonds, Fiscal 1993                   2/05 at 101       A-***        163,588
                 Series F, 6.375%, 2/15/06 (Pre-refunded to 2/15/05)

    555,000    The City of New York, General Obligation Bonds, Fiscal 1995                   2/05 at 101          A-        616,877
                 Series F, 6.375%, 2/15/06

  1,000,000    Dormitory Authority of the State of New York, Mental Health                   2/07 at 102          A-      1,108,230
                 Services Facilities Improvement Revenue Bonds, Series 1997A,
                 6.000%, 2/15/08

    750,000    New York State Housing Finance Agency, Health Facilities Revenue             No Opt. Call          A-        820,943
                 Bonds, New York City, 1996 Series A Refunding, 6.000%, 5/01/06

  1,000,000    The Port Authority of New York and New Jersey, Special Project               No Opt. Call         N/R      1,106,480
                 Bonds, Series 4, KIAC Partners Project, 7.000%, 10/01/07
                 (Alternative Minimum Tax)


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                    Provision*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

$ 1,000,000    The Port Authority of New York and New Jersey, Special Project               No Opt. Call         AAA     $1,143,480
                 Bonds, Series 6, JFK International Air Terminal LLC Project,
                 6.250%, 12/01/10 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Ohio - 8.0%

               Cleveland-Cuyahoga County Port Authority, Subordinate Refunding Revenue
                 Bonds, Series 1997 (Rock and Roll Hall of Fame and Museum Project):
    360,000      5.750%, 12/01/07                                                           No Opt. Call         N/R        383,818
    425,000      5.850%, 12/01/08                                                           No Opt. Call         N/R        456,276

  1,000,000    City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds,            No Opt. Call         BBB      1,068,910
                 1988 Series C (Emery Air Freight Corporation and Emery  Worldwide
                 Airlines, Inc. - Guarantors) (Non-AMT), 6.050%, 10/01/09

  1,000,000    County of Franklin, Ohio, Hospital Refunding and Improvement                 11/06 at 101          Aa      1,081,020
                 Revenue Bonds, 1996 Series A (The Children's Hospital Project),
                 5.550%, 11/01/07

  1,000,000    County of Hamilton, Ohio, Hospital Facilities Revenue Bonds,                 No Opt. Call         AAA      1,062,850
                 Series 1993 (Children's Hospital Medical Center), 5.200%, 5/15/09

    900,000    Miami County, Ohio, Hospital Facilities Revenue Refunding and                No Opt. Call         BBB        951,966
                 Improvement Bonds (Upper Valley Medical Center), Series 1996C,
                 6.000%, 5/15/06
-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 5.2%

               Pennsylvania Higher Educational Facilities Authority (Commonwealth of
               Pennsylvania), Geneva College Revenue Bonds, Series of 1998:
    470,000      4.900%, 4/01/07                                                            No Opt. Call        BBB-        472,124
    495,000      4.950%, 4/01/08                                                            No Opt. Call        BBB-        495,688

  2,195,000    Pleasant Valley School District, Monroe County (Pennsylvania),               No Opt. Call         AAA      1,224,152
                 General Obligation Bonds, Series of 1999, 0.000%, 9/01/11

  1,500,000    Municipal Authority of Westmoreland County (Pennsylvania),                   No Opt. Call         AAA      1,046,445
                 Municipal Service Revenue Bonds, Series of 1995A 0.000%, 8/15/07
-----------------------------------------------------------------------------------------------------------------------------------
               South Carolina - 0.3%

    195,000    City of Myrtle Beach, South Carolina, Myrtle Beach Public                    No Opt. Call       A3***        205,064
                 Facilities Corporation, Certificates of Participation (City of
                 Myrtle Beach Convention Center Project), Series 1992, 6.750%,
                 7/01/02
-----------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.7%

    500,000    Memphis-Shelby County Airport Authority (Tennessee), Special                 No Opt. Call         BBB        522,805
                 Facilities Revenue Refunding Bonds, Series 1997 (Federal Express
                 Corporation), 5.350%, 9/01/12

    500,000    The Industrial Development Board of the Metropolitan Government              No Opt. Call         N/R        518,265
                 of Nashville and Davidson County (Tennessee), Industrial Development
                 Revenue Refunding and Improvement Bonds (Osco Treatment Systems,
                 Inc. Project), Series 1993, 6.000%, 5/01/03 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Texas - 6.5%

  1,000,000    Alliance Airport Authority, Inc. (Texas), Special Facilities                 No Opt. Call        Baa2      1,174,320
                 Revenue Bonds, Series 1991 (American Airlines, Inc. Project),
                 7.000%, 12/01/11 (Alternative Minimum Tax)

    345,000    Brazos Higher Education Authority, Inc., Student Loan Revenue                No Opt. Call         Aaa        368,895
                 Refunding Bonds, Series 1993A-1, 6.200%, 12/01/02 (Alternative
                 Minimum Tax)

  3,000,000    Goose Creek Consolidated Independent School District (Texas),                No Opt. Call         AAA      1,925,550
                 Unlimited Tax Refunding Bonds, Series 1993, 0.000%, 2/15/09

    535,000    Texas Department of Housing and Community Affairs,  Multifamily              No Opt. Call           A        566,126
                 Housing Revenue Bonds (NHP-Foundation - Asmara Project),
                 Series 1996A, 5.800%, 1/01/06
-----------------------------------------------------------------------------------------------------------------------------------
               Utah - 0.5%

    290,000    Salt Lake County, Utah, College Revenue Bonds (Westminster                   10/07 at 101         BBB        295,240
                 College of Salt Lake City Project), Series 1997, 5.200%,
                 10/01/09

         Portfolio of Investments
         Nuveen Flagship Intermediate Municipal Bond Fund (continued) April 30, 1999


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                    Provision*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Virgin Island - 2.6%

$   585,000    Virgin Islands Port Authority, Airport Revenue Refunding Bonds,               9/02 at 101         BBB    $   585,082
                 Series 1998A, 4.500%, 9/01/05 (Alternative Minimum Tax)

  1,000,000    Virgin Islands Water and Power Authority, Electric System Revenue             7/08 at 101         N/R      1,044,820
                 and Refunding Bonds, 1998 Series, 5.250%, 7/01/09
-----------------------------------------------------------------------------------------------------------------------------------
               Virginia - 0.8%

    500,000    Pocahontas Parkway Association, Route 895 Connector Toll Road                No Opt. Call        BBB-        514,689
                 Revenue Bonds, Senior Current Interest, Series 1998A, 5.250%,
                 8/15/07
-----------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 1.2%

    750,000    Wisconsin Health and Educational Facilities Authority, Revenue               10/07 at 101        BBB-        749,362
                 Bonds, Series 1998  (Carroll College, Inc. Project), 5.000%,
                 10/01/09
-----------------------------------------------------------------------------------------------------------------------------------
               Wyoming - 0.3%

    200,000    State of Wyoming, Farm Loan Board, Capital Facilities Refunding              10/02 at 102         AA-        217,791
                 Revenue Bonds, Series 1992, 6.100%, 10/01/06
-----------------------------------------------------------------------------------------------------------------------------------
$62,480,000    Total Investments - (cost $58,355,084) - 98.5%                                                            61,430,545
-----------------------------------------------------------------------------------------------------------------------------------
               Temporary Investments in Short-Term Municipal Securities - 1.6%

$ 1,000,000    Maricopa County, Arizona, Pollution Control Corporation, Pollution Control                       A-1+      1,000,000
                 Revenue Refunding Bonds (Arizona Public Service Company-Palo Verde Project),
                 1994 Series C, Variable Rate Demand Bonds, 4.250%, 5/01/29+
------------------------------------------------------------------------------------------------------------------------------------

                 Other Assets Less Liabilities - (0.1)%                                                                     (94,966)
-----------------------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                                      $62,335,579
===================================================================================================================================


   * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
  **  Ratings (not covered by the report of independent public accountants):
      Using the higher of Standard & Poor's or Moody's rating.
 *** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
 N/R  Investment is not rated.
 (WI) Security purchased on a when-issued basis (note 1).
  + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Flagship Limited Term Municipal Bond Fund
April 30, 1999


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Alaska - 0.2%

 $1,250,000    Alaska Student Loan Corporation, Student Loan Revenue Bonds, 1997            No Opt. Call         AAA     $1,301,475
                 Series A, 5.200%, 7/01/06 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Arizona - 0.4%

    250,000    Arizona Educational Loan Marketing Corporation, Educational Loan             No Opt. Call          Aa        265,700
                 Revenue Bonds, 6.125%, 9/01/02  (Alternative Minimum Tax)

  2,000,000    City of Tucson, Arizona, General Obligation Refunding Bonds, Series          No Opt. Call         AAA      2,144,960
                 1995, 5.375%, 7/01/05
-----------------------------------------------------------------------------------------------------------------------------------
               California - 4.8%

               California Statewide Communities Development Authority, Certificates of
               Participation Refunding (Rio Bravo-Fresno Project), 1999 Series A:
  1,000,000      5.300%, 12/01/99                                                           No Opt. Call         N/R      1,003,970
  3,000,000      5.400%, 12/01/00                                                           No Opt. Call         N/R      3,029,310
  3,000,000      5.450%, 12/01/01                                                           No Opt. Call         N/R      3,031,350
  2,000,000      5.550%, 12/01/02                                                           No Opt. Call         N/R      2,030,360
  2,000,000      5.600%, 12/01/03                                                           No Opt. Call         N/R      2,033,800

  4,380,000    Central Joint Powers Health Financing Authority, Certificates of             No Opt. Call        Baa1      4,567,376
                 Participation, Series 1993 (Community Hospital of Central California),
                 5.250%, 2/01/04

  1,250,000    Long Beach Aquarium of the Pacific, Revenue Bonds (Aquarium of the           No Opt. Call         BBB      1,337,788
                 Pacific Project), 1995 Series A,  5.750%, 7/01/05

               Sacramento Cogeneration Authority, Cogeneration Project Revenue Bonds
                 (Procter & Gamble Project), 1995 Series:

  1,000,000      5.900%, 7/01/02                                                            No Opt. Call        BBB-      1,055,760
    500,000      6.000%, 7/01/03                                                            No Opt. Call        BBB-        535,940
    500,000      7.000%, 7/01/04                                                            No Opt. Call        BBB-        561,325

  4,800,000    Southern California Public Power Authority, Power Project Revenue Bonds,     No Opt. Call         AAA      5,240,592
                 1996 Subordinate Refunding, Series A (Palo Verde Project), 5.500%,
                 7/01/05

  1,500,000    Taft Public Financing Authority, Lease Revenue Bonds, 1997 Series A          No Opt. Call          A2      1,592,145
                 (Community Correctional Facility Acquisition Project), 5.500%, 1/01/06
-----------------------------------------------------------------------------------------------------------------------------------
               Colorado - 4.3%

  9,000,000    Public Highway Authority, Capital Improvement Trust Fund Highway         8/05 at 95 29/32         Aaa      6,647,130
                 Revenue Bonds (E-470 Project), Senior Bonds Arapahoe County,
                 Colorado, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

               City of Arvada, Colorado, Limited Sales and Use Tax Revenue Bonds,
                 Series 1991:
    500,000      6.300%, 6/01/99                                                            No Opt. Call      N/R***        501,225
    400,000      6.400%, 6/01/00                                                            No Opt. Call      N/R***        412,464

  2,475,000    Colorado Health Facilities Authority, Revenue Bonds, Series 1995             No Opt. Call          A-      2,629,787
                 (Covenant Retirement Communities Inc.), 5.650%, 12/01/04

               Colorado Housing and Finance Authority, Single-Family Housing
                 Revenue Refunding Bonds, 1991 Series A:
  1,515,000      0.000%, 11/01/01                                                           No Opt. Call         Aa1      1,326,625
  3,515,000      0.000%, 11/01/02                                                           No Opt. Call         Aa1      2,908,592

  6,475,000    City and County of Denver, Colorado, Airport System Revenue Bonds,           No Opt. Call         AAA      6,991,381
                 Series 1996B, 5.750%, 11/15/04  (Alternative Minimum Tax)

  1,400,000    Eagle County Air Terminal Corporation, Airport Terminal Project              No Opt. Call         N/R      1,477,798
                 Revenue Bonds, Series 1996,  6.750%, 5/01/06 (Alternative
                 Minimum Tax)

    500,000    Hyland Hills Park and Recreation District, Adams County, Colorado,           No Opt. Call         N/R        512,635
                 Special Revenue Refunding and Improvement Bonds, Series 1996A,
                 5.400%, 12/15/00

                   Portfolio of Investments

                   April 30, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Connecticut - 4.1%

               City of Bridgeport, Connecticut, General Obligation Refunding Bonds,
               1996 Series A:
$ 4,650,000      5.250%, 9/01/04                                                            No Opt. Call         AAA   $  4,959,923
  1,000,000      6.000%, 9/01/05                                                            No Opt. Call         AAA      1,109,430

  2,800,000    State of Connecticut Health and Educational Facilities Authority,            No Opt. Call        BBB-      2,943,332
                 Revenue Bonds, Quinnipiac College Issue, Series D, 5.625%,
                 7/01/03

  1,000,000    State of Connecticut Health and Educational Facilities Authority,            No Opt. Call         BBB      1,032,260
                 Revenue Bonds, Hospital for Special Care Issue, Series B, 5.125%,
                 7/01/07

               Connecticut Development Authority, First Mortgage Gross Revenue Health
               Care Project Refunding Bonds (Church Homes, Inc., Congregational Avery
               Heights Project), 1997 Series:
    780,000      5.100%, 4/01/04                                                            No Opt. Call         BBB        800,974
  1,100,000      5.200%, 4/01/05                                                            No Opt. Call         BBB      1,136,872
  1,135,000      5.300%, 4/01/06                                                            No Opt. Call         BBB      1,178,380

    615,000    City of New Haven, Connecticut, General Obligation Bonds, Issue of           No Opt. Call         AAA        660,123
                1992, 9.250%, 3/01/02

  5,000,000    Housing Authority of the City of Stamford, Connecticut, Multifamily          No Opt. Call          A3      4,973,200
                 Housing Revenue Refunding Bonds (The Fairfield Apartments Project),
                 Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08)

  3,775,000    West Haven Housing Authority, Connecticut, Multifamily Housing Revenue        1/01 at 100         N/R      3,830,266
                 Bonds, Series 1998B (Meadows Landing Apartments), 6.000%, 1/01/02
                 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 0.1%

    500,000    District of Columbia Redevelopment Land Agency, Sports Arena Special Tax     No Opt. Call        BBB+        504,069
                 Revenue Bonds (Series 1996), 5.300%, 11/01/99

-----------------------------------------------------------------------------------------------------------------------------------
               Florida - 1.5%

    350,000    North Springs Improvment District (Broward County, Florida), Water and       No Opt. Call         N/R        364,522
                 Sewer Revenue Bonds, Series 1991, 7.900%, 10/01/01

  4,940,000    Housing Finance Authority of Polk County (Florida), Multifamily Housing       7/05 at 101         AAA      5,161,510
                 Revenue Bonds (Winter Oaks Apartments Project), Series 1997A, 5.250%,
                 7/01/22 (Mandatory put 7/01/07)

  2,370,000    Sanford Airport Authority (Florida), Industrial Development Revenue Bonds    No Opt. Call         N/R      2,471,081
                 (Central Florida Terminals Inc. Project), Series 1995A, 7.300%, 5/01/04
                 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Georgia - 0.6%

  3,000,000    City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds,        No Opt. Call         AAA      3,405,930
                 Series 1996, 6.500%, 1/01/06

-----------------------------------------------------------------------------------------------------------------------------------
               Illinois - 2.4%

    290,000    DeKalb, Illinois, Home Rule Units Single Family Mortgage Revenue             No Opt. Call         Aaa        292,854
                 Bonds (GNMA Mortgage-Backed Securities Program), Series 1991A, 6.700%,
                 12/01/99 (Alternative Minimum Tax)

    970,000    Illinois Health Facilities Authority, Revenue Refunding Bonds,               No Opt. Call          AA        988,682
                 Galesburg Cottage Hospital, 5.400%, 5/01/00

    565,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1996             No Opt. Call         BBB        579,001
                 (Mercy Hospital and Medical Center Project), 5.600%, 1/01/02

  1,500,000    Illinois Health Facilities Authority, Revenue Refunding Bonds,               No Opt. Call          A-      1,583,685
                 Series 1996B (Sarah Bush Lincoln Health Center), 5.500%,
                 2/15/06

               Illinois Health Facilities Authority, Revenue Bonds (Victory Health
               Service), Series 1997A:
    945,000      5.000%, 8/15/05                                                            No Opt. Call          A-        975,023
    995,000      5.000%, 8/15/06                                                            No Opt. Call          A-      1,024,631
  1,045,000      5.750%, 8/15/07                                                            No Opt. Call          A-      1,125,120
    605,000      5.750%, 8/15/08                                                             8/07 at 101          A-        651,155

  1,350,000    Illinois Health Facilities Authority, Revenue Bonds, Series 1998B             8/99 at 102      N/R***      1,392,471
                 (ServantCor), 7.500%, 8/15/01 (Pre-refunded to 8/15/99)

  3,000,000    State of Illinois, General Obligation Bonds, Series of March 1992            10/02 at 102          AA      3,271,350
                 1992 (Full Faith and Credit), 6.200%, 10/01/04

  1,065,000    Village of Romeoville, Will County, Illinois, General Obligation             No Opt. Call         N/R      1,095,331
                 Refunding Bonds (Alternate Revenue Source), Series 1991-B,
                 7.850%, 1/01/01

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Indiana - 1.3%
               City of Goshen, Indiana, Revenue Refunding Bonds, Series 1998
                 (Greencroft Obligated Group)
$   715,000      5.150%, 8/15/05                                                            No Opt. Call         N/R   $    715,172
    790,000      5.250%, 8/15/07                                                            No Opt. Call         N/R        787,203
    680,000      5.300%, 8/15/08                                                            No Opt. Call         N/R        677,382
    775,000      5.350%, 8/15/09                                                             8/08 at 101         N/R        769,854

               Indiana Bond Bank Special Program Bonds, Series 1997B (Hendricks
                 County Redevelopment Authority, Pittboro Project):
  1,525,000      5.250%, 2/01/03                                                            No Opt. Call          AA-     1,584,521
  1,075,000      5.400%, 2/01/04                                                            No Opt. Call          AA-     1,127,288

  1,250,000    Valparaiso Multi-School Building Corporation (Porter County,                 No Opt. Call          AAA     1,314,512
                 Indiana), First Mortgage Bonds, Series 1992, 6.100%, 7/01/01

-----------------------------------------------------------------------------------------------------------------------------------
               Iowa - 1.7%
               Iowa Student Loan Liquidity Corporation, Iowa Partnership Loan
                 Revenue Bonds, 1992 Series:
    600,000      5.850%, 7/01/99 (Alternative Minimum Tax)                                  No Opt. Call            A       602,256
    325,000      6.000%, 7/01/00 (Alternative Minimum Tax)                                  No Opt. Call            A       333,496
    600,000      6.100%, 7/01/01 (Alternative Minimum Tax)                                  No Opt. Call            A       625,566
    650,000      6.200%, 7/01/02 (Alternative Minimum Tax)                                  No Opt. Call            A       688,116

  7,000,000    Iowa Student Loan Liquidity Corporation, Student Loan Revenue                No Opt. Call          AAA     7,049,840
                 Refunding Bonds, 1998 Series J, 4.800%, 6/01/09
                 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Kentucky -  6.8%
    850,000    City of Berea, Kentucky, Berea College General Obligation Bonds,             No Opt. Call          Aaa       860,328
                 Series 1998, 4.800%, 7/01/08 (Alternative Minimum Tax)

  3,180,000    County of Christian, Kentucky, Hospital Revenue and Refunding                No Opt. Call            A-    3,406,003
                 Bonds, Series 1997A, Jennie Stuart Medical Center, 5.500%,
                 7/01/06

               City of Jeffersontown, Kentucky, Public Projects Refunding and
                 Improvements, Certificates of Participation:
    235,000      4.650%, 11/01/02                                                           No Opt. Call            A       242,701
    520,000      4.750%, 11/01/03                                                           No Opt. Call            A       541,471

               Kenton County Water District No. 1, Water District Revenue
                 Bonds, Series 1995B:
    475,000      5.600%, 2/01/03                                                            No Opt. Call          AAA       505,723
    500,000      5.600%, 2/01/05                                                            No Opt. Call          AAA       540,050

               Kentucky Development Finance Authority, Sisters of Charity of
                 Nazareth Health Corporation Revenue Refunding Bonds, Series 1991:
  1,330,000      6.000%, 11/01/01                                                           No Opt. Call        A1***     1,403,296
  2,720,000      6.600%, 11/01/06 (Pre-refunded to 11/01/01)                                11/01 at 102        A1***     2,961,672

               Kentucky Economic Development Finance Authority, Hospital System
                 Refunding and Improvement Revenue Bonds, Series 1997
                 (Appalachian Regional Healthcare, Inc. Project):
  2,670,000      5.300%, 10/01/05                                                           No Opt. Call          BBB     2,713,841
  1,315,000      5.400%, 10/01/06                                                           No Opt. Call          BBB     1,339,301

  1,460,000    Kentucky Higher Education Student Loan Corporation, Insured Student          No Opt. Call          Aaa     1,590,801
                 Loan Revenue Bonds, 1991 Series B,
                 6.800%, 6/01/03 (Alternative Minimum Tax)

    180,000    Kentucky Infrastructure Authority, Wastewater Revolving Fund Program,        No Opt. Call            A       189,740
                 Revenue Refunding Bonds, 1995 Series C, 5.300%, 6/01/03

               Kentucky Infrastructure Authority, Governmental Agencies Program,
                 Revenue and Revenue Refunding Bonds, 1995 Series H:
  1,945,000      5.300%, 8/01/03                                                            No Opt. Call            A     2,054,153
    675,000      5.400%, 8/01/04                                                            No Opt. Call            A       719,429
  1,000,000      5.500%, 8/01/05                                                            No Opt. Call            A     1,075,040

  1,000,000    The Turnpike Authority of Kentucky, Resource Recovery Road Revenue           No Opt. Call           A+     1,289,910
                 Refunding Bonds, 1985 Series A,
                 9.625%, 7/01/05

                 ----

                     Portfolio of Investments

                     April 30, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Kentucky (continued)

               Regional Airport Authority of Louisville and Jefferson County,
               Kentucky, Airport System Revenue Bonds, 1997 Series A:
$ 1,375,000      5.750%, 7/01/00 (Alternative Minimum Tax)                                  No Opt. Call         AAA    $ 1,409,994
    455,000      5.750%, 7/01/01 (Alternative Minimum Tax)                                  No Opt. Call         AAA        473,619
  1,535,000      5.750%, 7/01/02 (Alternative Minimum Tax)                                  No Opt. Call         AAA      1,620,914

  3,225,000    Mount Sterling, Kentucky, Lease Revenue Bonds (Kentucky League of            No Opt. Call          Aa      3,395,990
                 Cities Funding Program), Series 1993A, 5.625%, 3/01/03

 10,800,000    City of Owensboro, Kentucky, Electric Light and Power System                 No Opt. Call         AAA      8,968,320
                 Revenue Bonds, Series 1993A, 0.000%, 1/01/04
                 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 2.4%

  6,000,000    Parish of East Baton Rouge, State of Louisiana, Pollution Control            No Opt. Call          A+      6,252,360
                 Refunding Revenue Bonds (Hoechst Celanese Corporation Project),
                 Series 1993, 5.400%, 12/01/02

  1,215,000    Louisiana Public Facilities Authority, Hospital Revenue Bonds                No Opt. Call         AAA      1,229,568
                 (Our Lady of Lourdes Regional Medical Center Project), Series
                 1992, 4.900%, 2/01/00

    965,000    Louisiana Public Facilities Authority, Hospital Revenue Bonds                No Opt. Call       A3***      1,020,092
                 (Womans Hospital Foundation Project), Series 1992, 6.750%,
                 10/01/02

  2,500,000    Louisiana Offshore Terminal Authority, Deepwater Port Refunding              No Opt. Call           A      2,668,325
                 Revenue Bonds (LOOP INC. Project), First Stage Series 1992B,
                 6.100%, 9/01/02

               Office Facilities Corporation (A Louisiana Non Profit Corporation),
               Capital Facilities Bonds (Statewide Lease/Purchase Program), Series 1990:
    400,000      7.250%, 12/01/99                                                           No Opt. Call        BBB+        408,852
    770,000      7.350%, 12/01/00                                                           No Opt. Call        BBB+        813,297

               Ouachita Parish, Louisiana, Hospital Service District No. 1,
               Glenwood Regional Medical Center:
    425,000      7.000%, 7/01/99                                                            No Opt. Call        A***        427,516
    300,000      7.250%, 7/01/00                                                            No Opt. Call        A***        312,462
-----------------------------------------------------------------------------------------------------------------------------------
               Maine - 0.2%

  1,210,000    Maine Educational Loan Marketing Corporation, Student Loan Revenue            5/02 at 101           A      1,261,594
                  Refunding Bonds, Series 1992, 6.600%, 5/01/05 (Alternative
                  Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Maryland - 1.1%

               Maryland Energy Financing Administration, Limited Obligation
               Solid Waste Disposal Revenue Bonds (Wheelabrator Water
               Technologies-Baltimore L.L.C. Projects), 1996 Series:
  2,280,000      5.650%, 12/01/03 (Alternative Minimum Tax)                                 No Opt. Call          A-      2,428,747
  1,000,000      5.850%, 12/01/05 (Alternative Minimum Tax)                                 No Opt. Call          A-      1,084,520

  2,400,000    Northeast Maryland Waste Disposal Authority, Resource Recovery               No Opt. Call         AAA      2,715,000
                 Revenue Refunding Bonds (Southwest Resource Recovery Facility),
                 Series 1993, 7.150%, 1/01/04
-----------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 4.4%

    265,000    City of Brockton, Massachusetts, General Obligation Bonds,                   No Opt. Call          A2        270,107
               5.350%, 6/15/00

               Massachusetts Educational Financing Authority, Education Loan
               Revenue Bonds, Issue E, Series 1995:
    800,000      5.500%, 7/01/01 (Alternative Minimum Tax)                                  No Opt. Call         AAA        823,648
  2,445,000      5.700%, 7/01/04 (Alternative Minimum Tax)                                  No Opt. Call         AAA      2,575,367

               Massachusetts Educational Financing Authority, Education Loan
               Revenue Bonds, Issue E, Series 1997B:
  1,970,000      5.250%, 7/01/06 (Alternative Minimum Tax)                                  No Opt. Call         AAA      2,079,946
  2,775,000      5.350%, 7/01/07 (Alternative Minimum Tax)                                   7/06 at 102         AAA      2,947,244

               Massachusetts Municipal Wholesale Electric Company, Power Supply
               System Revenue Bonds, 1992 Series A:
  2,635,000      6.300%, 7/01/00                                                            No Opt. Call         Aaa      2,720,901
  3,800,000      6.300%, 7/01/00                                                            No Opt. Call         AAA      3,923,880

  1,000,000    The Commonwealth of Massachusetts, General Obligation Refunding              No Opt. Call         AA-      1,007,050
                 Bonds, Series 1992A, 6.100%, 8/01/99

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Massachusetts (continued)

$ 1,500,000    Massachusetts Health and Educational Facilities Authority,                   No Opt. Call         AA-    $ 1,539,000
                 Revenue Bonds, Partners HealthCare System Issue, Series B,
                 5.000%, 7/01/09

               City of New Bedford, Massachusetts General Obligation Landfill
               Closure Bonds, Series 1993:
    600,000      5.250%, 3/01/00                                                            No Opt. Call        Baa3        608,430
    600,000      5.400%, 3/01/01                                                            No Opt. Call        Baa3        615,906
    600,000      5.500%, 3/01/02                                                            No Opt. Call        Baa3        622,926

  2,500,000    The New England Education Loan Marketing Corporation, Student Loan           No Opt. Call          A1      2,643,600
                 Refunding Bonds, 1993 Series E, 5.625%, 7/01/04
                 (Alternative Minimum Tax)

    415,000    City of Springfield, Massachusetts, General Obligation Refunding Bonds,      No Opt. Call           A        418,254
                 Series 1992A, 5.800%, 9/01/99
               City of Springfield, Massachusetts, General Obligation School Project
               Loan Act of 1948 Bonds, Series B:
    815,000      5.800%, 9/01/99                                                            No Opt. Call        Baa3        821,341
    250,000      6.100%, 9/01/02                                                            No Opt. Call        Baa3        265,193
-----------------------------------------------------------------------------------------------------------------------------------
               Michigan - 5.0%

  3,315,000    The Economic Development Corporation of the City of Detroit,                 No Opt. Call         AAA      3,405,732
                 Resource Recovery Revenue Bonds, Series 1991A, 6.350%, 5/01/00
                 (Alternative Minimum Tax)

  3,000,000    Greater Detroit Resource Recovery Authority, Michigan, Resource              No Opt. Call         AAA      3,221,970
                 Revenue Refunding Bonds, Series 1996-A, 5.500%, 12/13/04

    460,000    City of Madison Heights Tax Increment Finance Authority,                     No Opt. Call         N/R        482,531
                 Michigan, Series 1991, 8.500%, 3/15/01

    900,000    Michigan Higher Education Student Loan Authority, Student Loan               No Opt. Call         AAA        932,265
                 Revenue Bonds, Series XII-E, 6.375%, 10/01/00
                 (Alternative Minimum Tax)

  2,000,000    Michigan Higher Education Student Loan Authority, Series XV-A,               No Opt. Call         Aa1      2,048,260
                 5.400%, 9/01/00 (Alternative Minimum Tax)

  2,700,000    Michigan State Hospital Finance Authority, Michigan, Hospital                No Opt. Call         AAA      2,756,322
                 Revenue Refunding Bonds (St. John Hospital), Series 1993A,
                 5.400%, 5/15/00

  2,370,000    Michigan State Hospital Finance Authority, Hospital Revenue                  No Opt. Call         BBB      2,439,204
                 Refunding Bonds (Gratiot Community Hospital, Alma, Michigan),
                 Series 1995, 5.300%, 10/01/01

  1,000,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds           No Opt. Call         AA-      1,104,380
                 (Mercy Health Services Obligated Group), 1997 Series T,
                 6.000%, 8/15/06

               Michigan State Housing Development Authority, Rental Housing
               Revenue Bonds, 1995 Series B:
  3,085,000      5.450%, 4/01/05                                                            No Opt. Call         AAA      3,237,831
  3,325,000      5.450%, 10/01/05                                                            6/05 at 102         AAA      3,501,757

  4,095,000    Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue               8/00 at 100        BBB-      4,163,264
                 Refunding, Nomc Obligation Group, 5.800%, 8/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Mississippi - 0.6%

               Mississippi Hospital Equipment and Facilities Authority, Revenue
               Refunding Bonds, Series 1995 (Mississippi Baptist Medical Center):
  1,690,000      5.350%, 5/01/03                                                            No Opt. Call         AAA      1,777,762
  1,000,000      5.400%, 5/01/04                                                            No Opt. Call         AAA      1,059,330
-----------------------------------------------------------------------------------------------------------------------------------
               Missouri - 0.5%

               Health and Educational Facilities Authority of the State of Missouri,
               Health Facilities Revenue Bonds (Lutheran Senior Services), Series 1997:
    500,000      5.200%, 2/01/04                                                            No Opt. Call         N/R        517,275
    600,000      5.300%, 2/01/05                                                            No Opt. Call         N/R        627,918
    600,000      5.400%, 2/01/06                                                            No Opt. Call         N/R        628,080
    700,000      5.500%, 2/01/07                                                            No Opt. Call         N/R        736,673

    350,000    The City of St. Louis, Missouri, Regional Convention and Sports              No Opt. Call         N/R        362,544
                 Complex Authority, Convention and Sports Facility Project Bonds,
                 Series C of 1991, 7.750%, 8/15/01

                    Portfolio of Investments
                    Nuveen Flagship Limited Term Municipal Bond Fund (continued) April 30, 1999

  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Montana - 2.0%

               City of Forsyth, Rosebud County, Montana, Pollution Control Revenue
               Refunding Bonds (Portland General Electric Company Projects),
               Series 1998B:
$ 7,500,000      4.750%, 5/01/33 (Alternative Minimum Tax) (Mandatory put 5/01/03)          No Opt. Call          A-    $ 7,633,950
  3,000,000      4.600%, 5/01/33 (Mandatory put 5/01/03)                                    No Opt. Call          A-      3,048,210
-----------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 2.3%

  7,500,000    American Public Energy Agency, Gas Supply Revenue Bonds                      No Opt. Call         AA-      7,520,325
                 (Nebraska Public Gas Agency-Western A Project), 1999 Series A,
                 4.450%, 6/01/08

  5,000,000    Energy America (Nebraska), Natural Gas Revenue Bonds (Nebraska Public        No Opt. Call         N/R      4,973,650
                 Gas Agency Project), Series 1998B, 5.450%, 4/15/08
-----------------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 2.9%

    505,000    New Hampshire Higher Educational and Health Facilities Authority,            No Opt. Call           A        531,376
                 Hospital Revenue Bonds, St. Joseph Hospital Issue, Series 1991,
                 7.250%, 1/01/01

               New Hampshire Housing Finance Authority, Single Family Residential
               Mortgage Bonds, 1991 Series D:
    270,000      6.350%, 1/01/00 (Alternative Minimum Tax)                                  No Opt. Call         Aa3        273,154
    260,000      6.450%, 1/01/01 (Alternative Minimum Tax)                                  No Opt. Call         Aa3        266,991

               Business Finance Authority of the State of New Hampshire, Pollution
               Control Refunding Revenue Bonds (The United Illuminating Company
               Project - 1997 Series A):
 10,000,000      4.550%, 7/01/27 (Alternative Minimum Tax) (Mandatory put 2/01/04)          No Opt. Call        BBB-     10,008,300
  5,000,000      4.350%, 7/01/27 (Alternative Minimum Tax) (Mandatory put 2/01/02)          No Opt. Call        BBB-      4,992,900
-----------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 3.3%

  1,410,000    New Jersey Economic Development Authority, Electric Energy Facility          No Opt. Call         N/R      1,411,763
               Revenue Bonds (Vineland Cogeneration Limited Partnership Project),
               Series 1992, 6.750%, 6/01/99 (Alternative Minimum Tax)

               New Jersey Health Care Facilities Financing Authority,
               Bayonne Hospital Obligated Group Revenue Bonds, Series 1994:
    860,000      5.750%, 7/01/00                                                            No Opt. Call         AAA        881,935
  1,000,000      5.800%, 7/01/01                                                            No Opt. Call         AAA      1,044,126
    790,000      5.900%, 7/01/02                                                            No Opt. Call         AAA        840,023

  4,300,000    New Jersey Economic Development Authority, Insured Revenue Bonds             No Opt. Call         AAA      4,606,117
               (Educational Testing Service Issue), Series 1995B, 5.500%, 5/15/05

               New Jersey Economic Development Authority, First Mortgage Revenue
               Bonds (Franciscan Oaks Project), Series 1997:
  1,420,000      5.300%, 10/01/05                                                           No Opt. Call         N/R      1,466,931
    830,000      5.400%, 10/01/06                                                           No Opt. Call         N/R        860,901

               New Jersey Higher Educational Facilities Authority, Higher
               Educational Facilities Revenue Bonds, Saint Peters College
               Issue, 1992 Series B:
    295,000      6.100%, 7/01/00                                                            No Opt. Call         BBB        303,646
    355,000      6.200%, 7/01/01                                                            No Opt. Call         BBB        373,354

               New Jersey Educational Facilities Authority, Stevens Institute of
               Technology Issue Revenue Bonds, 1992 Series A:
  1,155,000      6.000%, 7/01/99                                                            No Opt. Call           A      1,160,013
  1,275,000      6.100%, 7/01/00                                                            No Opt. Call           A      1,311,414
    995,000      6.200%, 7/01/01                                                            No Opt. Call           A      1,043,725
  1,165,000      6.300%, 7/01/02                                                            No Opt. Call           A      1,245,478

  1,200,000    New Jersey Educational Facilities Authority, Revenue Bonds,                  No Opt. Call         BBB      1,221,120
                 Saint Peters College Issue, 1998 Series B, 5.000%, 7/01/08

  Principal                                                                                  Optional Call                   Market
     Amount    Description                                                                   Provisions*    Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
               New York -- 16.6%

               Albany Housing Authority, City of  Albany, New York, Limited
               Obligation Bonds, Series 1995:
 $  500,000      5.100%, 10/01/01                                                           No Opt. Call        Baa1   $    508,400
    700,000      5.250%, 10/01/02                                                           No Opt. Call        Baa1        716,555
    750,000      5.400%, 10/01/03                                                           No Opt. Call        Baa1        773,445
    750,000      5.500%, 10/01/04                                                           No Opt. Call        Baa1        774,938
  1,000,000      5.600%, 10/01/05                                                           No Opt. Call        Baa1      1,036,720
    500,000      5.700%, 10/01/06                                                           10/05 at 102        Baa1        520,600
    700,000      5.850%, 10/01/07                                                           10/05 at 102        Baa1        726,565

               Cattaraugus County, New York, Industrial Development Agency, Civic
               Facility Revenue Bonds (St. Bonaventure University Construction Project),
               Series 1998B:
  1,635,000      5.000%, 9/15/07                                                            No Opt. Call         BBB      1,656,680
  1,720,000      5.000%, 9/15/08                                                            No Opt. Call         BBB      1,732,057

               City of Jamestown, Chautauqua County, New York, Public Improvement
               Serial Bonds, 1991 Series A:
    150,000      7.000%, 3/15/04                                                            No Opt. Call        Baa2        167,736
    750,000      7.000%, 3/15/05                                                            No Opt. Call        Baa2        850,560

  1,000,000    Metropolitan Transportation Authority, New York Transit Service Contract     No Opt. Call        BBB+      1,079,350
                 Bonds, Series N, 6.625%, 7/10/02

  1,280,000    The City of New York, General Obligation Bonds, Fiscal 1988 Series A,        No Opt. Call         Aaa      1,311,526
                 8.250%, ll/01/99

  2,750,000    The City of New York, General Obligation Bonds, Fiscal 1991 Series B,        No Opt. Call          A-      3,401,640
                 8.250%, 6/01/06

  1,000,000    The City of New York, General Obligation Bonds, Fiscal 1996 Series E,        No Opt. Call          A-      1,102,690
                 6.500%, 2/15/04

               The City of New York, General Obligation Bonds, Fiscal 1996 Series G:
  3,000,000      5.750%, 2/01/06                                                            No Opt. Call          A-      3,183,930
    500,000      5.750%, 2/01/06                                                            No Opt. Call          A-        543,130

  3,000,000    The City of New York, General Obligation Bonds, Fiscal 1997 Series H,        No Opt. Call          A-      3,187,230
                 5.400%, 8/01/04

  4,000,000    The City of New York, General Obligation Bonds, Fiscal 1995 Series F,        No Opt. Call         Aaa      4,260,360
                 6.100%, 2/15/02

  5,000,000    The City of New York, General Obligation Bonds, Fiscal 1997 Series I,        No Opt. Call          A-      5,381,600
                 5.625%, 4/15/05

               The City of New York, General Obligation Bonds, Fiscal 1999 Series H:
  3,860,000      4.750%, 3/15/07                                                            No Opt. Call          A-      3,957,967
  2,195,000      5.000%, 3/15/08                                                            No Opt. Call          A-      2,283,437
  2,155,000      5.000%, 3/15/09                                                            No Opt. Call          A-      2,232,214

  1,000,000    Dormitory Authority of the State of New York, State University                5/00 at 102          A-      1,056,500
                 Educational Facilities Revenue Bonds, Series 1990A, 7.400%, 5/15/01

  4,155,000    Dormitory Authority of the State of New York, Revenue Bonds, City            No Opt. Call        Baa1      4,265,191
                 University Issue, Series U, 5.875%, 7/01/00

  2,900,000    Dormitory Authority of the State of New York, Department of Health of        No Opt. Call        BBB+      3,077,886
                 the State of New York Refunding Bonds, 1990 Issue, 6.750%, 7/01/01

               Dormitory Authority of the State of New York, State University Educational
               Facilities Revenue Bonds, Series 1995A:
  6,500,000      5.250%, 5/15/01                                                            No Opt. Call          A-      6,701,435
  2,000,000      6.500%, 5/15/05                                                            No Opt. Call          A-      2,242,600

               Dormitory Authority of the State of New York, NYACK Hospital Revenue
               Bonds, Series 1996:
  1,000,000      5.500%, 7/01/00                                                            No Opt. Call         Baa      1,018,700
  1,000,000      6.000%, 7/01/06                                                            No Opt. Call         Baa      1,083,840

  3,315,000    Dormitory Authority of the State of New York, City University System         No Opt. Call         BBB+     3,593,460
                 Consolidated Revenue Bonds, 1996 Series 2, 6.000%, 7/01/04

  1,665,000    New York State Energy Research and Development Authority, State Service      No Opt. Call         BBB+     1,651,064
                 Contract Revenue Bonds, Series 1999A (Western New York Nuclear Service
                 Center Project), 4.500%, 4/01/08

  1,740,000    New York State Energy Research and Development Authority, State Service      No Opt. Call         BBB+     1,729,003
                 Contract Revenue Bonds, Series 1999A (Western New York Nuclear Service
                 Center Project), 4.625%, 4/01/09

  5,000,000    New York State Housing Finance Agency, Health Facilities Revenue Bonds       No Opt. Call           A-     5,373,200
                 (New York City), 1996 Series A Refunding, 5.875%, 5/01/04

  2,000,000    New York State Thruway Authority, Local Highway and Bridge Service            4/06 at 102         BBB+     2,154,640
                 Contract Bonds, Series 1996, 5.625%, 4/01/07


         Portfolio of Investments

         April 30, 1999


   Principal                                                                            Optional Call                         Market
      Amount     Description                                                              Provisions*     Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
                 New York (continued)

                 New York State Urban Development Corporation, Project Revenue
                   Bonds (Center for Industrial Innovation), 1995 Refunding Series:
$  2,405,000       5.300%, 1/01/04                                                       No Opt. Call          BBB+     $  2,521,691
   1,265,000       6.250%, 1/01/05                                                       No Opt. Call          BBB+        1,388,856

   1,000,000     New York State Urban Development Corporation, Correctional              No Opt. Call          BBB+        1,034,500
                   Capital Series, Facilities Revenue Bonds, 1993 Refunding
                   Series, 5.250%, 1/01/02

                 Onondaga County Resource Recovery Agency, New York, System
                   Revenue Bonds (Development Costs-19 Series):
     480,000       6.100%, 5/01/99                                                       No Opt. Call          Baa1          480,014
     630,000       6.200%, 5/01/00                                                       No Opt. Call          Baa1          637,289

   3,700,000     The Port Authority of New York and New Jersey, Special                  No Opt. Call           N/R        4,093,976
                   Project Bonds, Series 4, KIAC Partners Project, 7.000%,
                   10/01/07 (Alternative Minimum Tax)

   3,035,000     The Port Authority of New York and New Jersey, Special                  No Opt. Call           AAA        3,350,944
                   Project Bonds, Series 6, JFK International Air Terminal LLC
                   Project, 6.000%, 12/01/05 (Alternative Minimum Tax)

   1,400,000     Suffolk County Industrial Development Agency, New York, 1998
                   Industrial Development Revenue Bonds  (Nissequogue Cogen              No Opt. Call           N/R        1,390,144
                   Partners Facility), 4.875%, 1/01/08 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                 North Carolina - 1.1%

   5,475,000     North Carolina Municipal Power Agency Number 1, Catawba Electric         1/03 at 102            A-        5,894,714
                   Revenue Bonds, Series 1992, 6.000%, 1/01/05
------------------------------------------------------------------------------------------------------------------------------------
                 Ohio - 7.0%

   8,245,000     Akron, Bath and Copley Joint Township Hospital District, Ohio,          No Opt. Call          Baa1        8,297,686
                   Hospital Facilities Revenue Bonds, Series 1998A (Summa Health
                   System Project), 5.000%, 11/15/08

                 City of Barberton, Ohio, Hospital Facilities Revenue Bonds, Series
                   1992 (The Barberton Citizens Hospital Company Project):
     750,000       6.400%, 1/01/00                                                       No Opt. Call          A***          765,300
     500,000       6.550%, 1/01/01                                                       No Opt. Call          A***          523,455

                 City of Cambridge, Ohio, Hospital Revenue Refunding Bonds, Series
                   1991 (Guernsey Memorial Hospital Project):
     595,000       7.650%, 12/01/99                                                      No Opt. Call           BBB          608,322
     640,000       7.750%, 12/01/00                                                      No Opt. Call           BBB          677,638
     680,000       7.850%, 12/01/01                                                      No Opt. Call           BBB          741,234

                 Cleveland-Cuyahoga County Port Authority, Subordinate Refunding
                   Revenue Bonds, Series 1997 (Rock and Roll Hall of Fame and
                   Museum Project):
     850,000       5.000%, 12/01/01                                                      No Opt. Call           N/R          869,499
   1,000,000       5.100%, 12/01/02                                                      No Opt. Call           N/R        1,027,590
     750,000       5.350%, 12/01/04                                                      No Opt. Call           N/R          781,935
     335,000       5.600%, 12/01/06                                                      No Opt. Call           N/R          354,236

     135,000     County of Cuyahoga, Ohio, Health Care Facilities Revenue Bonds,         No Opt. Call           N/R          135,441
                   Series 1990 (Altenheim Project), 8.750%, 6/01/99

                 County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health
                   System), Series 1995:
     500,000       5.750%, 8/15/00                                                       No Opt. Call           AAA          514,875
     795,000       5.850%, 8/15/01                                                       No Opt. Call           AAA          834,949
     735,000       5.950%, 8/15/02                                                       No Opt. Call           AAA          787,530

                 County of Lucas, Ohio, Hospital Facilities Revenue Bonds,
                   Series 1993 (Flower Hospital):
     370,000       5.800%, 12/01/01                                                      No Opt. Call        N/R***          389,122
     790,000       5.900%, 12/01/02                                                      No Opt. Call        N/R***          845,782
     435,000       6.000%, 12/01/03                                                      No Opt. Call        N/R***          473,141

   5,195,000     County of Lucas, Ohio, Hospital Revenue Refunding Bonds,                No Opt. Call           AAA        5,745,254
                   Series 1996 (ProMedica Healthcare Obligated Group), 6.000%,
                   11/15/05

   1,000,000     Miami County, Ohio, Hospital Facilities Revenue Refunding and           No Opt. Call           BBB        1,057,740
                   Improvement Bonds (Upper Valley Medical Center), Series
                   1996C, 6.000%, 5/15/06

     885,000     State of Ohio, State Economic Development Revenue Bonds (Ohio            6/99 at 101            A-          904,674
                   Enterprise Bond Fund), Series 1991-2 and Series 1991-3
                   (Superior Forge and Steel Corporation), 7.250%, 6/01/01
                   (Alternative Minimum Tax)


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Ohio (continued)

 $3,825,000    State of Ohio, Elementary and Secondary Education Capital Facilities Bonds,  No Opt. Call         AAA     $4,050,522
                 Series 1995A, 5.700%, 6/01/02

               County of Sandusky, Ohio, Hospital Facilities Revenue Refunding Bonds,
                 Series 1998 (Memorial Hospital):
    910,000      4.500%, 1/01/01                                                            No Opt. Call        BBB-        919,282
  1,030,000      4.600%, 1/01/02                                                            No Opt. Call        BBB-      1,043,524
  1,375,000      4.700%, 1/01/03                                                            No Opt. Call        BBB-      1,394,209
  1,460,000      4.800%, 1/01/04                                                            No Opt. Call        BBB-      1,482,542
  1,030,000      4.900%, 1/01/05                                                            No Opt. Call        BBB-      1,050,559
    830,000      5.000%, 1/01/06                                                            No Opt. Call        BBB-        850,169
    500,000      5.050%, 1/01/07                                                            No Opt. Call        BBB-        512,065
    750,000      5.100%, 1/01/09                                                             1/08 at 102        BBB-        768,825
------------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 0.6%

  3,120,000    Oklahoma Industries Authority, Hospital Revenue Bonds (Deaconess Health      No Opt. Call         BBB      3,235,877
                 Care Corporation Project), Series 1997A, 5.250%, 10/01/07
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 10.4%

  5,000,000    County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds,          No Opt. Call         AAA      5,323,300
                 Series 1997A (Pittsburgh International Airport), 5.500%, 1/01/05
                 (Alternative Minimum Tax)

               Allegheny County Hospital Development Authority (Allegheny County,
                 Pennsylvania), Hospital Revenue Bonds, Series 1991A (St. Margaret
                 Memorial Hospital):
    400,000      6.700%, 10/01/99                                                           No Opt. Call     BBB+***        405,640
    400,000      6.800%, 10/01/00                                                           No Opt. Call     BBB+***        418,280

  3,830,000    Delaware County Authority, Pennsylvania, Health Facilities Revenue           11/05 at 100         Aaa      4,225,448
                 Bonds, Series 1993A (Mercy Health Corporation of Southeastern
                 Pennsylvania Obligated Group), 6.000%, 11/15/07 (Pre-refunded to 11/15/05)

               Delaware County Industrial Development Authority (Pennsylvania),
                 Refunding Revenue Bonds, Series A 1997 (Resource Recovery Facility):
  4,000,000      6.000%, 1/01/03                                                            No Opt. Call          A-      4,129,560
  4,000,000      6.500%, 1/01/08                                                            No Opt. Call          A-      4,281,040

  1,500,000    Monroeville, Pennsylvania, Hospital Authority, Hospital Revenue              No Opt. Call         N/R      1,441,875
                 Refunding Bonds, Forbes Health System, 5.750%, 10/01/05

    335,000    Montgomery County Higher Education and Health Authority, Pennsylvania,       No Opt. Call         AAA        341,703
                 Hospital Facilities Revenue Bonds, Series of 1991 (Pottstown Memorial
                 Medical Center Project), 7.000%, 11/15/99

  2,500,000    Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue    No Opt. Call         AAA      2,572,425
                 Bonds (City of Philadelphia Funding Program), Series of 1992,
                 6.000%, 6/15/00

               City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth
                 Series:
  3,600,000      5.600%, 7/01/99                                                            No Opt. Call         BBB      3,612,816
  3,425,000      5.700%, 7/01/00                                                            No Opt. Call         BBB      3,504,289

    700,000    Philadelphia Hospital and Higher Educational Facilities Authority of         No Opt. Call        BBB+        703,234
                 Philadelphia, Revenue Refunding Bonds, Series 1992 (Philadelphia MR
                 Project), 5.300%, 8/01/99

  1,095,000    Redevelopment Authority of the City of Philadelphia, Pennsylvania,           No Opt. Call         N/R      1,088,123
                 Multifamily Housing Mortgage Revenue Bonds, Series 1998A (Cricket
                 Court Commons Project), 5.600%, 4/01/08 (Alternative Minimum Tax)

  3,990,000    The School District of Philadelphia, Pennsylvania, General Obligation        No Opt. Call         AAA      4,265,031
                 Bonds, Series A of 1994, 5.450%, 7/01/04

  1,080,000    The School District of Philadelphia, Pennsylvania, General Obligation        No Opt. Call         AAA      1,081,220
                 Bonds, Series A of 1992, 6.050%, 5/15/99

  5,000,000    City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,      No Opt. Call         AAA      5,277,400
                 Series 1993, 5.150%, 6/15/04

               Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                 Authority, Hospital Revenue Refunding:
  3,490,000      5.850%, 7/01/02                                                            No Opt. Call     BBB+***      3,697,795
  2,020,000      6.050%, 7/01/04                                                            No Opt. Call     BBB+***      2,203,153
  2,000,000      6.150%, 7/01/05                                                            No Opt. Call     BBB+***      2,209,320

Portfolio of Investments
Nuveen Flagship Limited Term Municipal Bond Fund (continued)
April 30, 1999


  Principal                                                                                Optional Call                     Market
     Amount    Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania (continued)

$ 6,130,000    Westmoreland County Industrial Development Authority, Pennsylvania,          No Opt. Call        Baa3   $  6,141,586
                 Hospital Revenue Bonds, Series 1998 (Citizens General Hospital),
                 4.750%, 7/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Rhode Island - 0.8%

  4,035,000    Rhode Island Housing and Mortgage Finance Corporation, Multifamily           No Opt. Call         AAA      4,176,064
                 Housing Bonds, 1995 Series A, 5.350%, 7/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.9%

               The Health and Educational Facilities Board of the Metropolitan
               Government of Nashville and Davidson County, Tennessee, Revenue
               Refunding Bonds, Series 1998 (The Blakford at Green Hills):

    400,000      5.150%, 7/01/05                                                             7/03 at 102         N/R        405,836
    400,000      5.250%, 7/01/06                                                             7/03 at 102         N/R        405,816
    500,000      5.300%, 7/01/07                                                             7/03 at 102         N/R        506,625
    500,000      5.350%, 7/01/08                                                             7/03 at 102         N/R        506,615
    500,000      5.400%, 7/01/09                                                             7/03 at 102         N/R        509,885

  3,250,000    The Industrial Development Board of the Metropolitan Government of           No Opt. Call         N/R      3,368,723
                 Nashville and Davidson County, Tennessee, Industrial Development
                 Revenue Refunding and Improvement Bonds (Osco Treatment Systems, Inc.
                 Project), Series 1993, 6.000%, 5/01/03 (Alternative Minimum Tax)

  4,650,000    The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series      No Opt. Call         AAA      4,686,456
                 1998B, 4.050%, 9/01/00
-----------------------------------------------------------------------------------------------------------------------------------
               Texas - 2.0%

  1,575,000    Anderson County, Texas, Refunding Revenue Bonds (Coffield Prison Farm        No Opt. Call         AAA      1,602,972
                 Project), Series 1992 Supported by a Lease with the Texas Department of Criminal Justice, 5.300%, 3/15/00

               Brazos Higher Education Authority, Inc., Student Loan Revenue Refunding
               Bonds, Series 1993A-1:
  1,510,000      5.900%, 12/01/00 (Alternative Minimum Tax)                                 No Opt. Call         Aaa      1,562,171
  1,075,000      6.050%, 12/01/01 (Alternative Minimum Tax)                                 No Opt. Call         Aaa      1,129,804

  1,325,000    North Central Texas Health Facilities Development Corporation, Health         2/01 at 100         BBB      1,390,111
                 Facilities Development Revenue Bonds (C.C. Young Memorial Home
                 Project), Series 1996, 5.700%, 2/15/03

    830,000    The City of Pasadena, Texas, Industrial Development Corporation, Economic    10/99 at 100           A        839,454
                 Development Revenue Bonds, Series 1991 (Universities Space Research
                 Association Lunar and Planetary Institute Project), 7.050%, 10/01/01

               The State of Texas, Texas College Student Loan Senior Lien Revenue Bonds,
               Series 1991:
    460,000      7.000%, 4/01/00 (Alternative Minimum Tax)                                  No Opt. Call           A        473,450
    960,000      7.100%, 4/01/01 (Alternative Minimum Tax)                                  No Opt. Call           A      1,010,870

               Tyler Health Facilities Development Corporation, Texas, Hospital Revenue
               Bonds (Mother Frances Hospital Regional HealthCare Center Project), Series
               1997A:
  1,650,000      5.125%, 7/01/05                                                             7/02 at 100        Baa2      1,674,107
  1,100,000      5.200%, 7/01/06                                                             7/02 at 100        Baa2      1,115,234
-----------------------------------------------------------------------------------------------------------------------------------
               Vermont - 0.4%

               Vermont Student Assistance Corporation, Education Loan Finance Program
               Revenue Bonds, 1992 Series A-3:
  1,000,000      5.900%, 12/15/00 (Alternative Minimum Tax)                                 No Opt. Call         AAA      1,034,819
  1,000,000      6.050%, 12/15/01 (Alternative Minimum Tax)                                 No Opt. Call         AAA      1,050,909
-----------------------------------------------------------------------------------------------------------------------------------
               Virgin Islands - 1.7%

               Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series
               1998A:
  1,590,000      4.050%, 9/01/01 (Alternative Minimum Tax)                                  No Opt. Call           A      1,592,115
  2,960,000      4.450%, 9/01/04                                                             9/02 at 101         BBB      2,965,386
  2,500,000      4.500%, 9/01/05                                                             9/02 at 101         BBB      2,500,349

  2,070,000    Virgin Islands Water and Power Authority, Electric System Revenue and        No Opt. Call         N/R      2,179,005
                 Refunding Bonds, 1998 Series, 5.250%, 7/01/06
-----------------------------------------------------------------------------------------------------------------------------------
               Virginia - 1.2%

  2,850,000    Newport News Redevelopment and Housing Authority, Multifamily Housing         5/05 at 102         AAA      3,021,740
                 Revenue Bonds (Fredericksburg-Oxford Project), Series 1997A, 5.550%,
                 5/01/27 (Mandatory put 5/01/07)

-----
34

    Principal                                                                              Optional Call                     Market
       Amount  Description                                                                   Provisions*   Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Virginia (continued)

$  3,000,000   Virginia Public Building Authority, State Building Revenue Bonds,             8/04 at 101       AA***   $  3,353,939
                 Series 1994A, 6.250%, 8/01/15 (Pre-refunded to 8/01/04)
------------------------------------------------------------------------------------------------------------------------------------
               Washington - 0.9%

   1,670,000   Washington Health Care Facilities Authority, Revenue Bonds,                  No Opt. Call         AAA      1,793,646
                 Series 1992 (The Children's Hospital and Medical Center,
                 Seattle), 6.000%, 10/01/02

   3,000,000   Washington Public Power Supply System, Nuclear Project No. 1                 No Opt. Call         Aa1      3,257,549
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/06
------------------------------------------------------------------------------------------------------------------------------------
               West Virginia - 0.8%

   2,500,000   The County Commission of Pleasants County, West Virginia, Pollution          No Opt. Call           A      2,541,174
                 Control Revenue Bonds (West Penn Power Company-Pleasants
                 Station Project), 1998 Series D, 4.700%, 11/01/07

   2,000,000   West Virginia Public Energy Authority, Energy Revenue Bonds                   1/06 at 102         Aaa      2,051,399
                 (Morgantown Energy Associates Project), 1990 Series A, 5.050%,
                 7/01/08 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 0.4%

               Wisconsin Health and Educational Facilities Authority, Revenue
               Bonds, Series 1993A (Lutheran Hospital-La Crosse, Inc.):

   1,100,000     5.200%, 2/15/00                                                            No Opt. Call       AAA       1,115,575
   1,155,000     5.300%, 2/15/01                                                            No Opt. Call       AAA       1,186,185
------------------------------------------------------------------------------------------------------------------------------------
$521,380,000   Total Investments (cost $518,810,568) - 98.7%                                                            538,458,966
============------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.3%                                                                       6,928,944
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                       $545,387,910
               =====================================================================================================================


* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

                                  See accompanying notes to financial statements
______
35

Statement of Net Assets
April 30, 1999

                                                                                  All-American  Intermediate  Limited Term
--------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)                     $419,264,973   $61,430,545  $538,458,966
Temporary investments in short-term municipal securities,
  at amortized cost, which approximates market value (note 1)                               --     1,000,000            --
Cash                                                                                        --     1,125,313            --
Receivables:
  Interest                                                                           6,815,747       889,737     8,537,967
  Investments sold                                                                   3,705,027       165,000     1,680,000
  Shares sold                                                                        3,060,715        38,801     2,455,436
Other assets                                                                           261,131        77,668         1,820
--------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                   433,107,593    64,727,064   551,134,189
--------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                         352,828            --     3,531,516
Payables:
  Investments purchased                                                              4,593,533       777,070            --
  Shares redeemed                                                                      450,004     1,448,618       826,852
Accrued expenses:
  Management fees (note 6)                                                             134,634        10,975       193,922
  12b-1 distribution and service fees (notes 1 and 6)                                  123,640        14,449       114,510
  Other                                                                                124,673        53,934       168,600
Dividends payable                                                                      512,326        86,439       910,879
--------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                6,291,638     2,391,485     5,746,279
--------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                               $426,815,955   $62,335,579  $545,387,910
==========================================================================================================================
Class A Shares (note 1)
Net assets                                                                        $312,238,408   $51,773,415  $456,170,850
Shares outstanding                                                                  27,306,876     4,705,382    41,900,089
Net asset value and redemption price per share                                    $      11.43   $     11.00  $      10.89
Offering price per share (net asset value per share plus maximum sales
  charge of 4.20%, 3.00% and 2.50%, respectively, of offering price)              $      11.93   $     11.34  $      11.17
==========================================================================================================================
Class B Shares (note 1)
Net assets                                                                        $ 31,804,266           N/A           N/A
Shares outstanding                                                                   2,780,221           N/A           N/A
Net asset value, offering and redemption price per share                          $      11.44           N/A           N/A
==========================================================================================================================
Class C Shares (note 1)
Net assets                                                                        $ 80,035,915   $ 9,855,152  $ 88,044,007
Shares outstanding                                                                   7,010,142       894,643     8,096,219
Net asset value, offering and redemption price per share                          $      11.42   $     11.02  $      10.87
==========================================================================================================================
Class R Shares (note 1)
Net assets                                                                        $  2,737,366   $   707,012  $  1,173,053
Shares outstanding                                                                     239,271        64,313       107,923
Net asset value, offering and redemption price per share                          $      11.44   $     10.99  $      10.87
==========================================================================================================================

N/A--Intermediate and Limited Term are not authorized to issue Class B Shares.

                                 See accompanying notes to financial statements.
      36

Statement of Operations
Year Ended April 30, 1999


                                                                                        All-American   Intermediate   Limited Term
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                                              $ 21,210,096  $   3,014,402   $  26,414,168
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 6)                                                                   1,787,931        284,463       2,193,990
12b-1 service fees -- Class A (notes 1 and 6)                                                544,753         98,085         894,943
12b-1 distribution and service fees -- Class B (notes 1 and 6)                               171,736            N/A             N/A
12b-1 distribution and service fees -- Class C (notes 1 and 6)                               538,035         53,669         314,590
Shareholders' servicing agent fees and expenses                                              168,313         35,608         269,164
Custodian's fees and expenses                                                                 76,817         45,230         108,976
Trustees' fees and expenses (note 6)                                                           5,661          1,514           9,635
Professional fees                                                                             15,568         11,702          10,395
Shareholders' reports -- printing and mailing expenses                                        75,124         15,832         147,545
Federal and state registration fees                                                           97,851         43,205         105,661
Other expenses                                                                                19,582          3,629          45,669
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                                                3,501,371        592,937       4,100,568
      Expense reimbursement (note 6)                                                         (33,793)       (80,657)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                               3,467,578        512,280       4,100,568
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     17,742,518      2,502,122      22,313,600
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investment transactions (notes 1 and 4)                             1,390,265        974,433         177,749
Net change in unrealized appreciation or depreciation of investments                       1,381,053       (353,542)      4,044,043
-----------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                                  2,771,318        620,891       4,221,792
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                              $ 20,513,836  $   3,123,013   $  26,535,392
===================================================================================================================================

N/A--Intermediate and Limited Term are not authorized to issue Class B Shares.

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets

                                                           All-American                  Intermediate
                                                   ---------------------------   ---------------------------
                                                     Year Ended     Year Ended     Year Ended     Year Ended
                                                        4/30/99        4/30/98        4/30/99        4/30/98
------------------------------------------------------------------------------------------------------------

Operations
Net investment income                              $ 17,742,518   $ 14,992,106   $  2,502,122    $ 2,115,118
Net realized gain from
   investment transactions (notes 1 and 4)            1,390,265      1,444,589        974,433        445,080
Net change in unrealized appreciation
   or depreciation of investments                     1,381,053     11,090,769       (353,542)     1,234,467
------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations           20,513,836     27,527,464      3,123,013      3,794,665
------------------------------------------------------------------------------------------------------------

Distributions to Shareholders (note 1)
From undistributed net investment income:
   Class A                                          (13,558,500)   (11,812,757)    (2,193,035)    (1,964,556)
   Class B                                             (757,569)      (172,772)           N/A            N/A
   Class C                                           (3,203,324)    (2,809,735)      (282,244)      (122,737)
   Class R                                             (225,133)      (207,336)       (32,146)       (26,788)

From accumulated net realized gains
  from investment transactions:
   Class A                                             (265,989)    (1,796,387)      (215,591)        (1,421)
   Class B                                              (18,186)       (34,421)           N/A            N/A
   Class C                                              (70,414)      (476,161)       (36,389)          (104)
   Class R                                               (5,437)       (30,203)        (2,815)           (19)
------------------------------------------------------------------------------------------------------------
Decrease in net assets
   from distributions to shareholders               (18,104,552)   (17,339,772)    (2,762,220)    (2,115,625)
------------------------------------------------------------------------------------------------------------

Fund Share Transactions (note 2)
Net proceeds from shares issued in the
   reorganization of:
   Alabama                                            7,102,834             --             --             --
   South Carolina                                    11,502,532             --             --             --
   Florida Intermediate                                      --             --     12,375,612             --

Net proceeds from sale of shares                    146,838,231     76,968,241     17,557,237      8,010,746
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions               6,230,070      9,893,852      1,227,057      1,256,923
------------------------------------------------------------------------------------------------------------
                                                    171,673,667     86,862,093     31,159,906      9,267,669
Cost of shares redeemed                             (59,511,217)   (57,124,785)   (15,659,540)    (8,387,774)
------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   Fund share transactions                          112,162,450     29,737,308     15,500,366        879,895
------------------------------------------------------------------------------------------------------------
Net increase in net assets                          114,571,734     39,925,000     15,861,159      2,558,935
Net assets at the beginning of year                 312,244,221    272,319,221     46,474,420     43,915,485
------------------------------------------------------------------------------------------------------------
Net assets at the end of year                      $426,815,955   $312,244,221   $ 62,335,579    $46,474,420
============================================================================================================
Balance of undistributed net
   investment income at the end of year            $        576   $      2,584   $      5,292    $    10,595
============================================================================================================

                                                             Limited Term
                                                    -----------------------------
                                                       Year Ended      Year Ended
                                                          4/30/99         4/30/98
---------------------------------------------------------------------------------

Operations
Net investment income                               $  22,313,600   $  21,711,709
Net realized gain from
   investment transactions (notes 1 and 4)                177,749       1,183,699
Net change in unrealized appreciation
   or depreciation of investments                       4,044,043       6,803,680
---------------------------------------------------------------------------------
Net increase in net assets from operations             26,535,392      29,699,088
---------------------------------------------------------------------------------

Distributions to Shareholders (note 1)
From undistributed net investment income:
   Class A                                            (20,627,751)    (20,496,170)
   Class B                                                    N/A             N/A
   Class C                                             (2,406,223)     (1,226,668)
   Class R                                                (45,661)        (12,840)

From accumulated net realized gains
  from investment transactions:
   Class A                                                     --              --
   Class B                                                    N/A             N/A
   Class C                                                     --              --
   Class R                                                     --              --
---------------------------------------------------------------------------------
Decrease in net assets
   from distributions to shareholders                 (23,079,635)    (21,735,678)
---------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from shares issued in the
   reorganization of:
   Alabama                                                     --              --
   South Carolina                                              --              --
   Florida Intermediate                                        --              --

Net proceeds from sale of shares                      159,596,588     102,797,645
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                10,739,032      13,729,912
---------------------------------------------------------------------------------
                                                      170,335,620     116,527,557
Cost of shares redeemed                              (101,189,975)   (100,696,272)
---------------------------------------------------------------------------------
Net increase in net assets from
   Fund share transactions                             69,145,645      15,831,285
---------------------------------------------------------------------------------
Net increase in net assets                             72,601,402      23,794,695
Net assets at the beginning of year                   472,786,508     448,991,813
---------------------------------------------------------------------------------
Net assets at the end of year                       $ 545,387,910   $ 472,786,508
=================================================================================
Balance of undistributed net
   investment income at the end of year             $     224,796   $     990,831
=================================================================================

N/A - Intermediate and Limited Term are not authorized to issue Class B Shares.

                                 See accompanying notes to financial statements.
------
38

Notes to Financial Statements




1. General Information and Significant Accounting Policies

The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Flagship All-American Municipal Bond Fund ("All-American"), the Nuveen Flagship Intermediate Municipal Bond Fund ("Intermediate") and the Nuveen Flagship Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

After the close of business on September 11, 1998, Nuveen Flagship Alabama Municipal Bond Fund ("Alabama") and Nuveen Flagship South Carolina Municipal Bond Fund ("South Carolina") reorganized into All-American. Prior to these reorganizations Alabama and South Carolina were each a series of the Nuveen Flagship Multistate Trust III, an open-end investment company. Alabama and South Carolina had fiscal year ends of May 31 prior to being reorganized into All-American which has an April 30 fiscal year end.

After the close of business on September 11, 1998, Nuveen Flagship Florida Intermediate Municipal Bond Fund ("Florida Intermediate") reorganized into Intermediate. Prior to the reorganization Florida Intermediate was a series of the Nuveen Flagship Multistate Trust I, an open-end investment company. Florida Intermediate had a fiscal year end of May 31 prior to being reorganized into Intermediate which has an April 30 fiscal year end.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1999, Intermediate had an outstanding when-issued purchase commitment of $777,070. All-American and Limited Term had no such outstanding purchase commitments.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Funds. All monthly tax-exempt dividends paid during the fiscal year ended April 30, 1999, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. All-American also offers Class B Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended April 30, 1999.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


2. Fund Shares
Transactions in Fund shares were as follows:

                                                                                               All-American
                                                                          -----------------------------------------------------
                                                                                   Year Ended                  Year Ended
                                                                                     4/30/99                     4/30/98
                                                                          -------------------------    ------------------------
                                                                              Shares         Amount       Shares         Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares issued in the reorganization of Alabama:
   Class A                                                                   395,906   $  4,578,809           --   $         --
   Class B                                                                    33,558        388,298           --             --
   Class C                                                                   174,177      2,011,777           --             --
   Class R                                                                    10,715        123,950           --             --

Shares issued in the reorganization of South Carolina:
   Class A                                                                   888,879     10,280,233           --             --
   Class B                                                                    62,148        719,099           --             --
   Class C                                                                    33,844        390,899           --             --
   Class R                                                                     9,709        112,301           --             --

Shares sold:
   Class A                                                                 8,253,027     94,819,512    4,008,652     45,606,077
   Class B                                                                 2,120,117     24,385,007      700,155      7,946,597
   Class C                                                                 2,250,600     25,819,882    1,301,462     14,740,803
   Class R                                                                   157,716      1,813,830      771,291      8,674,764

Shares issued to shareholders due to reinvestment of distributions:
   Class A                                                                   410,709      4,717,255      660,598      7,458,579
   Class B                                                                    22,987        264,311        9,097        103,693
   Class C                                                                    89,793      1,029,146      188,101      2,120,043
   Class R                                                                    19,091        219,358       18,643        211,537
-------------------------------------------------------------------------------------------------------------------------------
                                                                          14,932,976    171,673,667    7,657,999     86,862,093
-------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                                                                (3,545,629)   (40,755,984)  (3,632,808)   (40,915,436)
   Class B                                                                  (227,194)    (2,609,789)      (5,833)       (66,678)
   Class C                                                                (1,050,052)   (12,050,245)  (1,013,258)   (11,466,412)
   Class R                                                                  (356,254)    (4,095,199)    (408,450)    (4,676,259)
-------------------------------------------------------------------------------------------------------------------------------
                                                                          (5,179,129)   (59,511,217)  (5,060,349)   (57,124,785)
-------------------------------------------------------------------------------------------------------------------------------
Net increase                                                               9,753,847   $112,162,450    2,597,650   $ 29,737,308
===============================================================================================================================

-----
41

                                                                         Intermediate
                                                   -----------------------------------------------------
                                                           Year Ended                   Year Ended
                                                            4/30/99                       4/30/98
                                                   -------------------------   -------------------------
                                                      Shares          Amount        Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares issued in the reorganization of Florida
  Intermediate:
    Class A                                          691,484   $   7,709,931           --    $        --
    Class C                                          407,786       4,549,343           --             --
    Class R                                           10,446         116,338           --             --
Shares sold:
    Class A                                        1,262,418      13,969,292      554,517      6,064,556
    Class C                                          308,307       3,423,835      167,492      1,829,477
    Class R                                           14,806         164,110       10,730        116,713
Shares issued to shareholders due to
  reinvestment of distributions:
    Class A                                           98,056       1,086,083      107,654      1,165,426
    Class C                                           11,658         129,379        7,941         86,053
    Class R                                            1,048          11,595          500          5,444
--------------------------------------------------------------------------------------------------------
                                                   2,806,009      31,159,906      848,834      9,267,669
--------------------------------------------------------------------------------------------------------
Shares redeemed:
    Class A                                       (1,238,267)    (13,721,630)    (678,166)    (7,363,971)
    Class C                                         (157,660)     (1,745,372)     (93,422)    (1,016,745)
    Class R                                          (17,438)       (192,538)        (640)        (7,058)
--------------------------------------------------------------------------------------------------------
                                                  (1,413,365)    (15,659,540)    (772,228)    (8,387,774)
--------------------------------------------------------------------------------------------------------
Net increase                                       1,392,644   $  15,500,366       76,606    $   879,895
========================================================================================================

                                                                       Limited Term
                                                   -----------------------------------------------------
                                                           Year Ended                   Year Ended
                                                            4/30/99                       4/30/98
                                                   -------------------------   -------------------------
                                                      Shares          Amount        Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
    Class A                                        8,690,653   $  94,938,574    7,703,171  $  83,615,063
    Class C                                        5,825,373      63,606,835    1,703,471     18,465,192
    Class R                                           96,702       1,051,179       65,900        717,390
Shares issued to shareholders due to
  reinvestment of distributions:
    Class A                                          879,078       9,602,882    1,182,240     12,786,447
    Class C                                          101,885       1,111,423       86,601        936,081
    Class R                                            2,265          24,727          680          7,384
--------------------------------------------------------------------------------------------------------
                                                  15,595,956     170,335,620   10,742,063    116,527,557
--------------------------------------------------------------------------------------------------------
Shares redeemed:
    Class A                                       (8,242,278)    (89,920,305)  (8,422,781)   (91,261,871)
    Class C                                         (977,837)    (10,657,258)    (865,221)    (9,376,253)
    Class R                                          (56,064)       (612,412)      (5,334)       (58,148)
--------------------------------------------------------------------------------------------------------
                                                  (9,276,179)   (101,189,975)  (9,293,336)  (100,696,272)
--------------------------------------------------------------------------------------------------------
Net increase                                       6,319,777   $  69,145,645    1,448,727  $  15,831,285
========================================================================================================

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 1999, to shareholders of record on May 7, 1999, as follows:

                              All-American  Intermediate  Limited Term
----------------------------------------------------------------------------
Dividend per share:
    Class A                         $.0470        $.0400        $.0405
    Class B                          .0400           N/A           N/A
    Class C                          .0420         .0350         .0375
    Class R                          .0490         .0415         .0425
============================================================================

N/A--Intermediate and Limited Term are not authorized to issue Class B Shares.

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the fiscal year ended April 30, 1999, were as follows:

                                                                                    All-American  Intermediate   Limited Term
----------------------------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                                                   $123,570,575   $15,915,562   $143,340,118
   Long-term municipal securities in the reorganization of Alabama                     6,293,497            --             --
   Long-term municipal securities in the reorganization of South Carolina             10,540,120            --             --
   Long-term municipal securities in the reorganization of Florida Intermediate               --    11,285,830             --
   Short-term municipal securities                                                    73,600,000     7,300,000    101,000,000

Sales:
   Long-term municipal securities                                                     35,509,801    12,657,610     74,203,503
   Short-term municipal securities                                                    73,600,000     6,300,000    101,000,000
==================================================================================================================================

At April 30, 1999, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At April 30, 1999, Limited Term had an unused capital loss carryforward of $3,801,908, available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2003.

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1999, were as follows:

                                                                               All-American     Intermediate     Limited Term
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                                 $26,800,543       $3,136,985      $19,945,827
   depreciation                                                                    (478,560)         (61,524)        (297,429)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                                     $26,321,983       $3,075,461      $19,648,398
==================================================================================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser") a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

                                                                                                  All-American & Intermediate
Average Daily Net Asset Value                                                                                  Management Fee
----------------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                         .5000 of 1%
For the next $125 million                                                                                          .4875 of 1
For the next $250 million                                                                                          .4750 of 1
For the next $500 million                                                                                          .4625 of 1
For the next $1 billion                                                                                            .4500 of 1
For net assets over $2 billion                                                                                     .4250 of 1
==================================================================================================================================

                                                                                                                 Limited Term
Average Daily Net Asset Value                                                                                  Management Fee
----------------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                         .4500 of 1%
For the next $125 million                                                                                          .4375 of 1
For the next $250 million                                                                                          .4250 of 1
For the next $500 million                                                                                          .4125 of 1
For the next $1 billion                                                                                            .4000 of 1
For net assets over $2 billion                                                                                     .3750 of 1
==================================================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

-----
43

During the fiscal year ended April 30, 1999, the Distributor collected sales charges on purchases of Class A Shares of approximately $1,294,200, $148,400 and $623,700 for All-American, Intermediate and Limited Term, respectively, of which approximately $1,227,700, $123,600 and $537,900, respectively, were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 1999, the Distributor compensated authorized dealers directly with approximately $1,293,300, $88,800, and $799,100 in commission advances at the time of purchase for All-American, Intermediate and Limited Term, respectively. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares for All-American during the first year following a purchase, all 12b-1 distribution fees on Class B Shares for All-American, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 1999, the Distributor retained approximately $356,900, $30,900 and $177,100 in such 12b-1 fees for All-American, Intermediate and Limited Term, respectively. The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also collected and retained approximately $103,300, $800 and $72,800 of CDSC on share redemptions during the fiscal year ended April 30, 1999, for All-American, Intermediate and Limited Term, respectively.

7. Composition of Net Assets
At April 30, 1999, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                     All-American   Intermediate   Limited Term
---------------------------------------------------------------------------------------------------------------
Capital paid-in                                                       $399,384,880   $58,247,509   $529,316,624
Balance of undistributed net investment income                                 576         5,292        224,796
Accumulated net realized gain (loss) from investment transactions        1,108,516     1,007,317     (3,801,908)
Net unrealized appreciation of investments                              26,321,983     3,075,461     19,648,398
---------------------------------------------------------------------------------------------------------------
Net assets                                                            $426,815,955   $62,335,579   $545,387,910
===============================================================================================================

8. Investment Composition
At April 30, 1999, the revenue sources by municipal purpose, expressed as a percent of long-term securities, were as follows:

                                                                     All-American   Intermediate   Limited Term
---------------------------------------------------------------------------------------------------------------
Education and Civic Organizations                                          9%             8%            13%
Energy                                                                     4             --             --
Health Care                                                               13             20             17
Housing/Multifamily                                                        2              3              5
Housing/Single Family                                                      3              1              1
Long-Term Care                                                             6              6              3
Tax Obligation/General                                                     3             12              9
Tax Obligation/Limited                                                     6             14              9
Transportation                                                            13             16              7
U.S.Guaranteed                                                            14              3              9
Utilities                                                                 20             11             22
Water and Sewer                                                            3              3              2
Other                                                                      4              3              3
---------------------------------------------------------------------------------------------------------------
                                                                         100%           100%           100%
===============================================================================================================

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest in the event of default (32% for All-American, 31% for Intermediate and 35% for Limited Term). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial Highlights


Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)
                                               Investment Operations               Less Distributions
                                        -----------------------------------   -----------------------------
ALL-AMERICAN+                                                 Net
                                                        Realized/
                                                       Unrealized
                           Beginning           Net        Invest-                 Net                         Ending
                                 Net       Invest-           ment             Invest-                            Net
Year Ended                     Asset          ment           Gain                ment    Capital               Asset         Total
April 30,                      Value    Income (a)         (Loss)     Total    Income      Gains      Total    Value    Return (b)
----------------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
     1999                     $11.32          $.57          $ .12     $ .69     $(.57)  $   (.01)     $(.58)  $11.43          6.23%
     1998                      10.90           .60            .51      1.11      (.60)      (.09)      (.69)   11.32         10.32
     1997 (c)                  10.67           .55            .29       .84      (.55)      (.06)      (.61)   10.90          8.02
     1996 (d)                  10.79           .61           (.12)      .49      (.61)        --       (.61)   10.67          4.64
     1995 (d)                  10.61           .63            .18       .81      (.63)        --       (.63)   10.79          8.01
     1994 (d)                  11.07           .65           (.30)      .35      (.65)      (.16)++    (.81)   10.61          2.99
Class B (2/97)
     1999                      11.33           .49            .12       .61      (.49)      (.01)      (.50)   11.44          5.46
     1998                      10.91           .51            .51      1.02      (.51)      (.09)      (.60)   11.33          9.51
     1997 (e)                  10.98           .12           (.06)      .06      (.13)        --       (.13)   10.91           .54
Class C (6/93)
     1999                      11.31           .51            .12       .63      (.51)      (.01)      (.52)   11.42          5.69
     1998                      10.89           .53            .52      1.05      (.54)      (.09)      (.63)   11.31          9.75
     1997 (c)                  10.66           .50            .29       .79      (.50)      (.06)      (.56)   10.89          7.48
     1996 (d)                  10.78           .55           (.12)      .43      (.55)        --       (.55)   10.66          4.07
     1995 (d)                  10.60           .57            .18       .75      (.57)        --       (.57)   10.78          7.42
     1994 (f)                  11.09           .57           (.32)      .25      (.57)      (.17)++    (.74)   10.60          2.16*
Class R (2/97)
     1999                      11.32           .60            .13       .73      (.60)      (.01)      (.61)   11.44          6.54
     1998                      10.91           .61            .51      1.12      (.62)      (.09)      (.71)   11.32         10.45
     1997 (e)                  10.99           .15           (.07)      .08      (.16)        --       (.16)   10.91           .69
==================================================================================================================================


                                                          Ratios/Supplemental Data
                           ---------------------------------------------------------------------------------------
                                                                 Ratio                         Ratio
                                                                of Net                        of Net
                                               Ratio of     Investment       Ratio of     Investment
                                               Expenses         Income       Expenses      Income to
                                             to Average     to Average     to Average        Average
                                             Net Assets     Net Assets     Net Assets     Net Assets
                                                 Before         Before          After          After     Portfolio
Year Ended                   Ending Net      Reimburse-     Reimburse-     Reimburse-     Reimburse-      Turnover
April 30,                  Assets (000)            ment           ment       ment (a)       ment (a)          Rate
-------------------------------------------------------------------------------------------------------------------
Class A (10/88)
     1999                      $312,238             .81%         4.97%           .80%          4.98%           10%
     1998                       236,691             .81           5.27            .81           5.27            20
     1997 (c)                   216,575             .98*          5.43*           .87*          5.54*           39
     1996 (d)                   207,992            1.02           5.41            .83           5.60            79
     1995 (d)                   185,495            1.06           5.72            .76           6.02            71
     1994 (d)                   159,867            1.05           5.34            .62           5.77            81
Class B (2/97)
     1999                        31,804            1.55           4.22           1.54           4.23            10
     1998                         8,706            1.56           4.47           1.56           4.47            20
     1997 (e)                       711            1.55*         4.83*           1.55*          4.83*           39
Class C (6/93)
     1999                        80,036            1.36           4.42           1.35           4.43            10
     1998                        62,336            1.36           4.72           1.36           4.72            20
     1997 (c)                    54,850            1.53*          4.88*          1.42*          4.99*           39
     1996 (d)                    47,314            1.57           4.85           1.37           5.05            79
     1995 (d)                    45,242            1.61           5.17           1.31           5.47            71
     1994 (f)                    39,997            1.63*          4.62*          1.09*          5.16*           81
Class R (2/97)
     1999                         2,737             .62           5.16            .61           5.17            10
     1998                         4,510             .61           5.42            .61           5.42            20
     1997 (e)                       183             .61*          5.95*           .61*          5.95*           39
==================================================================================================================

*   Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship All-American.
++ The amounts shown include a distribution in excess of capital gains of $.10 per share.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(c) For the 11 months ended April 30.
(d) For the year ended May 31.
(e) From commencement of class operations as noted through April 30.
(f) From commencement of class operations as noted through May 31.

               Selected data for a share outstanding throughout each period is as follows:

Class (Inception Date)

                                   Investment Operations              Less Distributions
                             --------------------------------    ----------------------------
INTERMEDIATE+
                                                 Net
                                           Realized/
                                          Unrealized
                 Beginning          Net      Invest-                 Net                         Ending
                       Net      Invest-         ment             Invest-                            Net
Year Ended           Asset         ment         Gain                ment    Capital               Asset         Total
April 30,            Value   Income (a)       (Loss)    Total     Income      Gains     Total     Value    Return (b)
----------------------------------------------------------------------------------------------------------------------
Class A (9/92)
   1999             $10.88         $.49        $ .17    $ .66      $(.50)   $ (.04)     $(.54)   $11.00          6.14%
   1998              10.47          .52          .41      .93       (.52)       --       (.52)    10.88          8.97
   1997 (c)          10.27          .47          .20      .67       (.47)       --       (.47)    10.47          6.64
   1996 (d)          10.29          .51         (.02)     .49       (.51)       --       (.51)    10.27          4.84
   1995 (d)          10.16          .51          .13      .64       (.51)       --       (.51)    10.29          6.63
   1994 (d)          10.35          .52         (.13)     .39       (.52)     (.06)++    (.58)    10.16          3.72

Class C (12/95)
   1999              10.89          .43          .18      .61       (.44)     (.04)      (.48)    11.02          5.66
   1998              10.47          .46          .42      .88       (.46)       --       (.46)    10.89          8.47
   1997 (c)          10.28          .44          .17      .61       (.42)       --       (.42)    10.47          6.00
   1996 (f)          10.57          .23         (.30)    (.07)      (.22)       --       (.22)    10.28         (1.78)*

Class R (2/97)
   1999              10.86          .52          .16      .68       (.51)     (.04)      (.55)    10.99          6.42
   1998              10.45          .54          .41      .95       (.54)       --       (.54)    10.86          9.17
   1997 (e)          10.60          .13         (.15)    (.02)      (.13)       --       (.13)    10.45          (.15)
======================================================================================================================

                                            Ratios/Supplemental Data
                  -----------------------------------------------------------------------------
                                                  Ratio                     Ratio
                                                 of Net                    of Net
                                  Ratio of   Investment     Ratio of   Investment
                                  Expenses       Income     Expenses    Income to
                                to Average   to Average   to Average      Average
                                Net Assets   Net Assets   Net Assets   Net Assets
                                    Before       Before        After        After     Portfolio
                  Ending Net    Reimburse-   Reimburse-   Reimburse-   Reimburse-      Turnover
                 Assets(000)          ment         ment     ment (a)     ment (a)          Rate
-----------------------------------------------------------------------------------------------
Class A (9/92)
   1999              $51,773          .98%        4.32%         .84%        4.46%           23%
   1998               42,339         1.03         4.52          .79         4.76            20
   1997 (c)           40,906         1.18*        4.46*         .68*        4.96*           26
   1996 (d)           46,742         1.17         4.31          .62         4.86            81
   1995 (d)           42,069         1.24         4.45          .54         5.15           102
   1994 (d)           35,891         1.29         4.04          .40         4.93            69

Class C (12/95)
   1999                9,855         1.51         3.76         1.36         3.91            23
   1998                3,533         1.58         3.96         1.34         4.20            20
   1997 (c)            2,540         1.71*        3.90*        1.23*        4.38*           26
   1996 (f)            1,187         1.73*        3.68*        1.13*        4.28*           81

Class R (2/97)
   1999                  707          .78         4.52          .64         4.66            23
   1998                  602          .83         4.71          .59         4.95            20
   1997 (e)              469          .82*        4.98*         .40*        5.40*           26
===============================================================================================

*   Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Intermediate.
++ The amount shown includes a distribution in excess of capital gains of $.01 per share.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(c) For the 11 months ended April 30.
(d) For the year ended May 31.
(e) From commencement of class operations as noted through April 30.
(f) From commencement of class operations as noted through May 31.

    Selected data for a share outstanding throughout each period is as follows:


Class (Inception Date)

                                      Investment Operations                    Less Distributions
                               -----------------------------------      -------------------------------
LIMITED TERM+                                       Net
                                              Realized/
                                             Unrealized
                Beginning            Net        Invest-                     Net                             Ending
                      Net        Invest-           ment                 Invest-                                Net
Year Ended          Asset           ment           Gain                    ment      Capital                 Asset          Total
April 30,           Value     Income (a)         (Loss)      Total       Income        Gains      Total      Value     Return (b)
----------------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
   1999            $10.80           $.49          $ .10      $ .59        $(.50)       $  --      $(.50)    $10.89          5.57%
   1998             10.61            .51            .19        .70         (.51)          --       (.51)     10.80          6.67
   1997 (c)         10.57            .46            .04        .50         (.46)          --       (.46)     10.61          4.78
   1996 (d)         10.65            .51           (.09)       .42         (.50)          --       (.50)     10.57          4.03
   1995 (d)         10.60            .51            .04        .55         (.50)          --       (.50)     10.65          5.41
   1994 (d)         10.74            .52           (.13)       .39         (.52)        (.01)      (.53)     10.60          3.58
Class C (12/95)
   1999             10.79            .45            .10        .55         (.47)          --       (.47)     10.87          5.13
   1998             10.60            .47            .19        .66         (.47)          --       (.47)     10.79          6.33
   1997 (c)         10.56            .44            .03        .47         (.43)          --       (.43)     10.60          4.49
   1996 (f)         10.76            .22           (.19)       .03         (.23)          --       (.23)     10.56           .46*
Class R (2/97)
   1999             10.78            .51            .11        .62         (.53)          --       (.53)     10.87          5.81
   1998             10.59            .53            .19        .72         (.53)          --       (.53)     10.78          6.87
   1997 (e)         10.73            .12           (.13)      (.01)        (.13)          --       (.13)     10.59          (.09)
==================================================================================================================================

                                                 Ratios/Supplemental Data
                    ------------------------------------------------------------------------------
                                                      Ratio                       Ratio
                                                     of Net                      of Net
                                     Ratio of    Investment       Ratio of   Investment
                                     Expenses        Income       Expenses    Income to
                                   to Average    to Average     to Average      Average
                                   Net Assets    Net Assets     Net Assets   Net Assets
                                       Before        Before          After        After  Portfolio
                      Ending Net   Reimburse-    Reimburse-     Reimburse-   Reimburse-   Turnover
                    Assets (000)         ment          ment       ment (a)     ment (a)       Rate
--------------------------------------------------------------------------------------------------
Class A (10/87)
   1999                 $456,171         .77%         4.45%           .77%        4.45%        16%
   1998                  438,134         .77          4.70            .77         4.70         30
   1997 (c)              425,401         .82*         4.74*           .80*        4.76*        29
   1996 (d)              489,157         .84          4.72            .79         4.77         39
   1995 (d)              569,196         .82          4.80            .74         4.88         20
   1994 (d)              704,627         .79          4.67            .70         4.76         22
Class C (12/95)
   1999                   88,044        1.12          4.09           1.12         4.09         16
   1998                   33,952        1.12          4.35           1.12         4.35         30
   1997 (c)               23,551        1.12*         4.43*          1.11*        4.44*        29
   1996 (f)               15,415        1.43*         3.93*          1.19*        4.17*        39
Class R (2/97)
   1999                    1,173         .57          4.64            .57         4.64         16
   1998                      701         .59          4.86            .59         4.86         30
   1997 (e)                   40         .55*         5.07*           .55*        5.07*        29
==================================================================================================

*   Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Limited Term.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(c) For the 11 months ended April 30.
(d) For the year ended May 31.
(e) From commencement of class operations as noted through April 30.
(f) From commencement of class operations as noted through May 31.

Report of Independent Public Accountants



To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:



We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund, and Nuveen Flagship Limited Term Municipal Bond Fund (collectively, the "Funds") (three of the portfolios constituting the Nuveen Flagship Municipal Trust (a Massachusetts business trust)), as of April 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the Funds for the years ended April 30, 1997 and prior were audited by other auditors whose report dated June 13, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund, and Nuveen Flagship Limited Term Municipal Bond Fund of the Nuveen Flagship Municipal Trust as of April 30, 1999, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Chicago, Illinois
June 18, 1999

Fund Information



Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and
Shareholder Services
Chase Global Fund Services Company
P.O. Box 5186
New York, NY 10274
(800) 257-8787

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

     SERVING

Investors for Generations
                                       [PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them pursue their financial goals.

     The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies whose aim is to provide consistent, competitive performance over time -- with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

     Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. Our growth, growth and income, income, and tax-free funds, along with our defined portfolios and private asset management, can help you build a better, well-diversified portfolio.

     Talk with your financial adviser to learn more about how Nuveen investment products and services can help you. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before investing.



NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com                                               VAN-N2-4-99

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.

Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

Item 23: Exhibits.

 a.1       Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 a.2 Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated February 1, 1999. Filed as Exhibit a(2) to Post-Effective Amendment No. 5 to Regis-trant's Registration Statement on Form N-1A (File No. 333-
           14725) and incorporated herein by reference thereto.
 a.3 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 a.4 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effec-tive Amendment No. 1 to Registrant's Registration Statement on
           Form N-1A (File No. 333-14725) and incorporated herein by ref-erence thereto.
 b. By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-istration Statement on Form N-1A (File No. 333-14725) and in-corporated herein by reference thereto.
 b.1       Amendment to By-Laws dated October 29, 1998.
 c.        Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated herein by reference thereto.
 d.1       Investment Management Agreement between Registrant and Nuveen
           Advisory Corp. Filed as Exhibit 5 to Post-Effective Amendment
           No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference thereto.
 d.2       Renewal of Investment Management Agreement dated May 2, 1999.
 e.1       Distribution Agreement between Registrant and John Nuveen &
           Co. Incorporated. Filed as Exhibit 6 to Post-Effective Amend-ment No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference thereto.
 e.2       Renewal of Distribution Agreement dated July 30, 1999.
 f.        Not applicable.
 g.        Custodian Agreement between Registrant and Chase Manhattan
           Bank. Filed as Exhibit 8 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 h.        Transfer Agency Agreement between Registrant and Chase Global
           Funds Services Company dated August 24, 1998.
 i.        Opinion of Morgan, Lewis, and Bockius LLP.
 i.2       Opinion of Bell, Boyd & Lloyd. Filed as Exhibit i(2) to Post-
           Effective Amendment No. 5 to Registrant's Registration State-ment on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 j. Consent of Arthur Andersen LLP, Independent Public Accoun-tants.
 k.        Not applicable.
 l.        Not applicable.

 m.        Amended Plan of Distribution and Service Pursuant to Rule 12b-
           1 for the Class A Shares, Class B Shares and Class C Shares of each Fund.
 o. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference thereto.
 99(a) Original Powers of Attorney for each Director authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to exe-cute the Registration Statement on his or her behalf. Filed as
           Exhibit 99(a) to Post-Effective Amendment No. 1 to Regis-trant's Registration Statement on Form N-1A (File No. 333-
           14725) and incorporated herein by reference thereto.
 99(b) Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-istrant's Registration Statement pursuant to power of attor-ney.
 99(c)     Code of Ethics and Reporting Requirements. Filed as Exhibit
           99(c) to Post-Effective Amendment No. 1 to Registrant's Regis-tration Statement on Form N-1A (File No. 333-14725) and incor-porated herein by reference thereto.

Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen Taxable Funds Inc., Nuveen Municipal Money Market Fund, Inc., and Nuveen Money Market Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund,

Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp; Chairman and Director (since January 1997) of Nuveen Asset Management, Inc. Director (since 1996) of Institutional Capital Corporation; Chairman and Director of Rittenhouse Financial Services, Inc.

Item 27: Principal Underwriters

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen Municipal Money Market Fund, Inc., Nuveen Money Market Trust, Nuveen Taxable Funds Inc., Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund.

 .(b)

Name and Principal         Positions and Offices        Positions and Offices
Business Address           with Underwriter             with Registrant
-------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,       Chairman of the Board
333 West Wacker Drive      Chief Executive Officer      and Trustee
Chicago, IL 60606          and Director
John P. Amboian            President                    None
333 West Wacker Drive
Chicago, IL 60606
William Adams IV           Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Alan G. Berkshire          Vice President and Secretary Vice President
333 West Wacker Drive                                   and Assistant Secretary
Chicago, IL 60606
Clifton L. Fenton          Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan       Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy             Vice President               Vice President and
333 West Wacker Drive                                   Controller
Chicago, IL 60606
Michael G. Gaffney         Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Richard D. Hughes          Vice President               None
Two Radnor Corporate Cen-
ter
Radnor, PA 19087
Anna R. Kucinskis          Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer     Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Larry W. Martin            Vice President and           Vice President and
333 West Wacker Drive      Assistant Secretary          Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz            Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Stuart W. Rogers           Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.      Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Paul C. Williams           Vice President               None
333 West Wacker Drive
Chicago, IL 60606

                               Positions and                        Positions and
Name and Principal             Offices                              Offices
Business Address               with Underwriter                     with Registrant
--------------------------------------------------------------------------------------
Margaret E. Wilson             Vice President and                   None
333 West Wacker Drive          Corporate Controller
Chicago, IL 60606
Gifford R. Zimmerman           Vice President and                   Vice President and
333 West Wacker Drive          Assistant Secretary                  Secretary
Chicago, IL 60606

(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.

Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108, maintains all the required records in their capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 27th day of August, 1999.

                                     NUVEEN FLAGSHIP MUNICIPAL TRUST

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and              August 27, 1999
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                    /s/ Gifford R. Zimmerman
                                                By____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                        August 27, 1999

An original power of attorney authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant has been executed and is incorporated by reference in this Registration Statement.

                                 EXHIBIT INDEX

                                                                   Sequentially
 Exhibit                                                             Numbered
 Number                          Exhibit                               Page
 -------                         -------                           ------------
    b.1  Amendment to By-Laws.
         Renewal of Investment Management Agreement dated May 2,
    d.2  1999.
    e.2  Renewal of Distribution Agreement dated July 30, 1999.
    h.   Transfer Agency Agreement between Registrant and Chase
         Global Funds Services dated August 24, 1998.
    i.   Opinion of Morgan, Lewis & Bockius LLP.
         Consent of Arthur Andersen LLP, Independent Public
    j.   Accountants.
    m.   Amended Plan of Distribution and Service Pursuant to
         Rule 12b-1 for the Class A Shares, Class B Shares, and
         Class C Shares of each Fund.
 99(b).  Certified copy of Resolution of Board of Trustees
         authorizing the signing of the names of trustees and
         officers on the Registrant's Registration Statement
         pursuant to power of attorney.